UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 29, 2008

Date of reporting period:         February 29, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================
60 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES: 21.61%

AGRICULTURAL SERVICES: 0.02%
$   150,000  BUNGE LIMITED FINANCE CORPORATION                                          5.10%       07/15/2015    $      146,517
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.09%
    150,000  JCPENNEY CORPORATION INCORPORATED                                          6.38        10/15/2036           130,222
    250,000  JCPENNEY CORPORATION INCORPORATED                                          7.95        04/01/2017           271,501
     65,000  KOHL'S CORPORATION                                                         6.00        01/15/2033            53,265
     65,000  LIMITED BRANDS                                                             5.25        11/01/2014            57,862
    125,000  MAY DEPARTMENT STORES COMPANY                                              4.80        07/15/2009           125,056

                                                                                                                         637,906
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
    100,000  VF CORPORATION                                                             5.95        11/01/2017           102,572
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
    250,000  JOHNSON CONTROLS INCORPORATED                                              5.50        01/15/2016           252,848
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
    100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                       5.85        03/01/2014           101,711
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.02%
     65,000  MDC HOLDINGS INCORPORATED                                                  5.38        07/01/2015            62,675
     65,000  TOLL BROTHERS FINANCE CORPORATION                                          5.15        05/15/2015            59,486

                                                                                                                         122,161
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.29%
    150,000  BROWN-FORMAN CORPORATION                                                   5.20        04/01/2012           158,778
    180,000  CRH AMERICA INCORPORATED                                                   5.30        10/15/2013           176,379
    100,000  CRH AMERICA INCORPORATED                                                   5.63        09/30/2011           102,113
     50,000  CRH AMERICA INCORPORATED                                                   6.00        09/30/2016            48,184
    180,000  HOME DEPOT INCORPORATED                                                    4.63        08/15/2010           181,308
    100,000  HOME DEPOT INCORPORATED                                                    5.20        03/01/2011           101,183
     50,000  HOME DEPOT INCORPORATED                                                    5.25        12/16/2013            49,270
    680,000  HOME DEPOT INCORPORATED                                                    5.40        03/01/2016           640,814
    250,000  HOME DEPOT INCORPORATED                                                    5.88        12/16/2036           205,826
    400,000  LOWE'S COMPANIES INCORPORATED                                              5.00        10/15/2015           402,433
     75,000  LOWE'S COMPANIES INCORPORATED                                              6.50        03/15/2029            74,570

                                                                                                                       2,140,858
                                                                                                                  --------------
BUSINESS SERVICES: 0.32%
    180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                               6.50        08/01/2013           184,094
    100,000  FISERV INCORPORATED                                                        6.13        11/20/2012           105,344
    100,000  FISERV INCORPORATED                                                        6.80        11/20/2017           105,810
  1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           6.00        06/15/2012         1,850,157
    130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65        06/01/2014           130,926

                                                                                                                       2,376,331
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 1.03%
    150,000  ABBOTT LABORATORIES                                                        5.60        05/15/2011           160,282
    150,000  ABBOTT LABORATORIES                                                        5.88        05/15/2016           161,227
    100,000  AMGEN INCORPORATED                                                         6.38        06/01/2037            99,397
    250,000  BRISTOL-MYERS SQUIBB COMPANY                                               5.88        11/15/2036           241,413
    150,000  CLOROX COMPANY                                                             5.00        03/01/2013           151,977
    300,000  CLOROX COMPANY                                                             5.00        01/15/2015           293,941
    100,000  CLOROX COMPANY                                                             5.45        10/15/2012           103,532
     90,000  CLOROX COMPANY                                                             5.95        10/15/2017            90,713

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 61


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$   100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                       5.20%       11/07/2016    $      103,305
    100,000  DOW CHEMICAL COMPANY                                                       6.00        10/01/2012           107,888
    100,000  DOW CHEMICAL COMPANY                                                       7.38        11/01/2029           108,974
    565,000  E.I. DU PONT DE NEMOURS & COMPANY                                          4.88        04/30/2014           584,591
     50,000  E.I. DU PONT DE NEMOURS & COMPANY                                          5.25        12/15/2016            51,197
     25,000  E.I. DU PONT DE NEMOURS & COMPANY                                          5.60        12/15/2036            23,700
    180,000  E.I. DU PONT DE NEMOURS & COMPANY                                          6.88        10/15/2009           191,109
    200,000  EASTMAN CHEMICAL COMPANY                                                   7.60        02/01/2027           213,983
    400,000  ELI LILLY & COMPANY                                                        5.50        03/15/2027           391,281
    125,000  GENENTECH INCORPORATED                                                     4.40        07/15/2010           129,036
    250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                       4.38        04/15/2014           252,513
    250,000  JOHNSON & JOHNSON<<                                                        5.55        08/15/2017           273,837
     65,000  LUBRIZOL CORPORATION                                                       5.50        10/01/2014            65,245
    150,000  MERCK & COMPANY INCORPORATED                                               5.75        11/15/2036           149,567
     65,000  MERCK & COMPANY INCORPORATED                                               5.95        12/01/2028            66,973
    100,000  MONSANTO COMPANY                                                           5.50        08/15/2025            94,531
    300,000  PFIZER INCORPORATED                                                        4.50        02/15/2014           307,694
     75,000  PRAXAIR INCORPORATED                                                       5.38        11/01/2016            76,055
    150,000  PRAXAIR INCORPORATED                                                       6.38        04/01/2012           163,426
    500,000  PROCTER & GAMBLE COMPANY                                                   4.85        12/15/2015           523,889
    100,000  PROCTER & GAMBLE COMPANY                                                   5.80        08/15/2034           102,320
    150,000  PROCTER & GAMBLE COMPANY                                                   6.88        09/15/2009           160,523
     75,000  ROHM & HAAS COMPANY                                                        7.85        07/15/2029            82,534
    225,000  SCHERING-PLOUGH CORPORATION                                                6.55        09/15/2037           229,718
    120,000  SCHERING-PLOUGH CORPORATION                                                6.75        12/01/2033           125,546
    200,000  TEVA PHARMACEUTICAL FINANCE LLC                                            6.15        02/01/2036           198,640
    500,000  WYETH                                                                      5.45        04/01/2017           515,862
    180,000  WYETH                                                                      5.50        02/15/2016           185,108
    625,000  WYETH                                                                      6.00        02/15/2036           608,471
    300,000  WYETH                                                                      6.95        03/15/2011           326,705

                                                                                                                       7,716,703
                                                                                                                  --------------
COMMUNICATIONS: 2.39%
     65,000  AMERICA MOVIL SA DE CV                                                     6.38        03/01/2035            62,842
    300,000  AT&T INCORPORATED                                                          4.13        09/15/2009           303,920
    325,000  AT&T INCORPORATED                                                          5.10        09/15/2014           329,858
    300,000  AT&T INCORPORATED                                                          6.25        03/15/2011           320,902
     70,000  AT&T INCORPORATED                                                          6.50        09/01/2037            70,820
    550,000  AT&T INCORPORATED                                                          8.00        11/15/2031           655,675
    360,000  AT&T WIRELESS                                                              7.88        03/01/2011           397,628
  1,000,000  AT&T WIRELESS                                                              8.13        05/01/2012         1,139,078
    225,000  AT&T WIRELESS                                                              8.75        03/01/2031           281,161
    250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                      7.88        02/15/2030           283,159
    325,000  BELLSOUTH CORPORATION                                                      4.20        09/15/2009           329,122
    325,000  BELLSOUTH CORPORATION<<                                                    5.20        09/15/2014           331,659
    180,000  BELLSOUTH CORPORATION                                                      6.00        11/15/2034           170,581
    180,000  BELLSOUTH CORPORATION                                                      6.55        06/15/2034           180,855
    180,000  BRITISH TELEPHONE PLC                                                      8.63        12/15/2010           202,466
    180,000  CBS CORPORATION                                                            4.63        05/15/2018           156,492
    100,000  CENTURYTEL INCORPORATED                                                    5.00        02/15/2015            93,683
    240,000  CENTURYTEL INCORPORATED                                                    6.00        04/01/2017           236,204
    350,000  COMCAST CABLE HOLDINGS LLC                                                 7.13        02/15/2028           347,588
    100,000  COMCAST CORPORATION                                                        4.95        06/15/2016            94,090
    300,000  COMCAST CORPORATION                                                        5.30        01/15/2014           296,564
    200,000  COMCAST CORPORATION                                                        5.45        11/15/2010           206,855
     75,000  COMCAST CORPORATION                                                        5.88        02/15/2018            74,413

62 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$   225,000  COMCAST CORPORATION                                                        5.90%       03/15/2016    $      225,992
    500,000  COMCAST CORPORATION                                                        6.30        11/15/2017           513,438
    150,000  COMCAST CORPORATION                                                        6.45        03/15/2037           142,820
    200,000  COMCAST CORPORATION                                                        6.50        11/15/2035           191,314
    400,000  COMCAST CORPORATION                                                        6.95        08/15/2037           404,962
    180,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010           181,932
    180,000  COX COMMUNICATIONS INCORPORATED                                            5.45        12/15/2014           179,582
    300,000  COX COMMUNICATIONS INCORPORATED                                            7.13        10/01/2012           325,245
    100,000  EMBARQ CORPORATION                                                         6.74        06/01/2013           102,983
    350,000  EMBARQ CORPORATION                                                         7.08        06/01/2016           348,483
    120,000  MOTOROLA INCORPORATED                                                      7.63        11/15/2010           126,990
    750,000  NEXTEL COMMUNICATIONS INCORPORATED SERIES E                                6.88        10/31/2013           588,750
    300,000  QWEST CORPORATION                                                          6.88        09/15/2033           263,250
    500,000  QWEST CORPORATION                                                          7.50        06/15/2023           458,750
     65,000  REED ELSEVIER CAPITAL INCORPORATED                                         4.63        06/15/2012            65,968
    180,000  SPRINT CAPITAL CORPORATION                                                 6.90        05/01/2019           132,300
    300,000  SPRINT CAPITAL CORPORATION                                                 8.38        03/15/2012           264,000
    475,000  SPRINT CAPITAL CORPORATION                                                 8.75        03/15/2032           370,500
    415,000  TELECOM ITALIA CAPITAL SA                                                  5.25        11/15/2013           411,108
    150,000  TIME WARNER CABLE INCORPORATED                                             5.85        05/01/2017           148,211
    250,000  TIME WARNER CABLE INCORPORATED                                             6.55        05/01/2037           241,138
    250,000  TIME WARNER COMPANIES INCORPORATED                                         7.57        02/01/2024           261,532
    150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       8.38        07/15/2033           173,089
     50,000  TIME WARNER INCORPORATED                                                   6.50        11/15/2036            46,621
    360,000  TIME WARNER INCORPORATED                                                   6.88        05/01/2012           380,976
    325,000  TIME WARNER INCORPORATED                                                   7.63        04/15/2031           346,473
    300,000  TIME WARNER INCORPORATED                                                   7.70        05/01/2032           322,392
    300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                 5.88        01/17/2012           312,398
    250,000  VERIZON COMMUNICATIONS INCORPORATED                                        6.25        04/01/2037           246,329
    325,000  VERIZON GLOBAL FUNDING CORPORATION                                         4.90        09/15/2015           320,379
    100,000  VERIZON GLOBAL FUNDING CORPORATION                                         5.85        09/15/2035            93,643
    500,000  VERIZON GLOBAL FUNDING CORPORATION                                         7.25        12/01/2010           545,231
  1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                         7.38        09/01/2012         1,124,660
    350,000  VERIZON GLOBAL FUNDING CORPORATION                                         7.75        12/01/2030           398,760
    200,000  VIACOM INCORPORATED                                                        5.50        05/15/2033           160,506
    180,000  VIACOM INCORPORATED                                                        5.75        04/30/2011           186,041
    180,000  VIACOM INCORPORATED                                                        6.25        04/30/2016           178,512
     50,000  VIACOM INCORPORATED                                                        6.75        10/05/2037            47,779
    180,000  VIACOM INCORPORATED                                                        6.88        04/30/2036           172,107
    300,000  VODAFONE GROUP PLC                                                         7.75        02/15/2010           322,052

                                                                                                                      17,892,811
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 3.20%
    150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                                          8.96        12/31/2049           175,194
    180,000  BAC CAPITAL TRUST VI                                                       5.63        03/08/2035           154,595
    200,000  BAC CAPITAL TRUST XI                                                       6.63        05/23/2036           192,913
     50,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049            40,271
  1,250,000  BANK OF AMERICA CORPORATION                                                4.50        08/01/2010         1,287,536
    250,000  BANK OF AMERICA CORPORATION                                                4.75        08/01/2015           247,885
    700,000  BANK OF AMERICA CORPORATION                                                5.38        06/15/2014           727,241
    250,000  BANK OF AMERICA CORPORATION                                                5.49        03/15/2019           245,023
    100,000  BANK OF AMERICA CORPORATION                                                5.63        10/14/2016           102,757
    500,000  BANK OF AMERICA CORPORATION                                                5.75        12/01/2017           510,959
  1,000,000  BANK OF AMERICA CORPORATION                                                7.80        02/15/2010         1,077,698
    450,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                             4.95        01/14/2011           466,497
    150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                             4.95        11/01/2012           155,107

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 63


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$   500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                            7.40%       06/15/2011    $      547,861
    240,000  BANK ONE CORPORATION                                                       7.63        10/15/2026           267,771
    250,000  BANK ONE CORPORATION                                                       8.00        04/29/2027           292,536
    100,000  BB&T CAPITAL TRUST IV+/-                                                   6.82        06/12/2049            91,300
    250,000  BB&T CORPORATION                                                           5.20        12/23/2015           239,342
    900,000  CITIGROUP INCORPORATED                                                     5.00        09/15/2014           871,958
  1,000,000  CITIGROUP INCORPORATED                                                     5.50        02/15/2017           960,188
    750,000  CITIGROUP INCORPORATED                                                     5.63        08/27/2012           776,696
    625,000  CITIGROUP INCORPORATED                                                     6.50        01/18/2011           664,956
    500,000  COMERCIA BANK SERIES BKNT                                                  5.75        11/21/2016           475,700
    100,000  COMERICA CAPITAL TRUST II+/-                                               6.58        02/20/2037            71,402
    100,000  DEUTSCHE BANK FINANCIAL LLC                                                5.38        03/02/2015           102,833
    500,000  FIFTH THIRD BANCORP                                                        5.45        01/15/2017           468,714
    200,000  HSBC BANK USA NA NEW YORK                                                  4.63        04/01/2014           193,826
    225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                      5.63        08/15/2035           193,554
    825,000  JPMORGAN CHASE & COMPANY<<                                                 3.50        03/15/2009           823,127
    250,000  JPMORGAN CHASE & COMPANY                                                   5.25        05/01/2015           252,077
  1,000,000  JPMORGAN CHASE & COMPANY<<                                                 5.38        10/01/2012         1,050,258
    600,000  JPMORGAN CHASE & COMPANY                                                   5.60        06/01/2011           631,725
    800,000  JPMORGAN CHASE & COMPANY<<                                                 6.63        03/15/2012           865,634
    350,000  KEYBANK NA                                                                 5.80        07/01/2014           354,822
    250,000  LEHMAN BROTHERS HOLDINGS                                                   6.88        07/17/2037           237,656
    250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                     5.00        01/17/2017           235,051
    200,000  MELLON FUNDING CORPORATION                                                 5.00        12/01/2014           200,242
    100,000  MELLON FUNDING CORPORATION                                                 5.20        05/15/2014           103,568
    360,000  NATIONAL CITY CORPORATION                                                  4.90        01/15/2015           320,814
    450,000  PNC FUNDING CORPORATION                                                    5.13        12/14/2010           466,704
    250,000  REGIONS BANK                                                               6.45        06/26/2037           228,431
    150,000  SUNTRUST BANK                                                              5.00        09/01/2015           142,968
    250,000  SUNTRUST CAPITAL VIII+/-                                                   6.10        12/15/2049           211,203
    200,000  UBS AG STAMFORD CT                                                         5.88        07/15/2016           211,004
    360,000  UBS PREFERRED FUNDING TRUST I+/-                                           8.62        12/31/2049           396,353
    200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                       5.95        05/11/2016           195,805
    275,000  US BANK NA SERIES BKNT                                                     4.95        10/30/2014           277,309
     50,000  USB CAPITAL IX+/-                                                          6.19        12/31/2049            40,938
    250,000  WACHOVIA BANK NA                                                           5.85        02/01/2037           217,292
    150,000  WACHOVIA CAPITAL TRUST I+/-                                                5.80        12/31/2049           118,125
    300,000  WACHOVIA CORPORATION<<                                                     5.25        08/01/2014           300,601
    400,000  WACHOVIA CORPORATION                                                       5.50        08/01/2035           332,307
    500,000  WACHOVIA CORPORATION                                                       5.63        10/15/2016           501,489
    325,000  WASHINGTON MUTUAL INCORPORATED                                             5.25        09/15/2017           280,824
    900,000  WELLS FARGO & COMPANY(L)                                                   4.20        01/15/2010           915,445
  1,000,000  WELLS FARGO & COMPANY(L)                                                   5.25        10/23/2012         1,050,261
    500,000  WELLS FARGO & COMPANY(L)                                                   5.30        08/26/2011           524,567
    500,000  WELLS FARGO BANK NA(L)                                                     4.75        02/09/2015           494,482
    150,000  WELLS FARGO BANK NA(L)                                                     5.95        08/26/2036           147,576
     75,000  WESTERN UNION COMPANY                                                      5.40        11/17/2011            77,435
     75,000  WESTERN UNION COMPANY                                                      5.93        10/01/2016            75,950
     75,000  WESTERN UNION COMPANY                                                      6.20        11/17/2036            69,789

                                                                                                                      23,954,145
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.16%
    250,000  DARDEN RESTAURANTS INCORPORATED                                            5.63        10/15/2012           252,863
    105,000  DARDEN RESTAURANTS INCORPORATED                                            6.20        10/15/2017           102,546
     20,000  DARDEN RESTAURANTS INCORPORATED                                            6.80        10/15/2037            18,211
    100,000  MCDONALD'S CORPORATION                                                     5.80        10/15/2017           105,650

64 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
EATING & DRINKING PLACES (continued)
$   150,000  MCDONALD'S CORPORATION                                                     6.30%       10/15/2037    $      153,452
    100,000  MCDONALD'S CORPORATION SERIES MTN                                          4.30        03/01/2013           101,747
    100,000  MCDONALD'S CORPORATION SERIES MTN                                          5.35        03/01/2018           102,329
    100,000  MCDONALD'S CORPORATION SERIES MTN                                          6.30        03/01/2038           102,736
     50,000  YUM! BRANDS INCORPORATED                                                   6.25        03/15/2018            51,007
     50,000  YUM! BRANDS INCORPORATED                                                   6.88        11/15/2037            47,950
    120,000  YUM! BRANDS INCORPORATED                                                   8.88        04/15/2011           134,964

                                                                                                                       1,173,455
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.19%
     75,000  AMERENUE                                                                   5.40        02/01/2016            75,331
    100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                      5.38        03/15/2010           103,458
    750,000  AMERICAN WATER CAPITAL CORPORATION++                                       6.09        10/15/2017           775,016
    315,000  APPALACHIAN POWER COMPANY SERIES L                                         5.80        10/01/2035           286,463
    500,000  ARIZONA PUBLIC SERVICE COMPANY                                             6.38        10/15/2011           531,890
    100,000  ATMOS ENERGY CORPORATION                                                   4.95        10/15/2014            97,358
     50,000  ATMOS ENERGY CORPORATION                                                   6.35        06/15/2017            52,019
    180,000  CAROLINA POWER & LIGHT COMPANY                                             5.25        12/15/2015           186,611
    450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                       5.70        03/15/2013           476,289
    150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                   6.13        11/01/2017           155,459
     50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                   6.63        11/01/2037            49,763
    250,000  COMMONWEALTH EDISON COMPANY                                                5.90        03/15/2036           233,466
     65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                     5.88        02/01/2033            60,310
     50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                     5.40        12/15/2011            51,558
    180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                                    4.88        02/01/2013           185,394
    100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                        5.50        09/15/2016           103,225
     50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                           5.30        12/01/2016            50,941
     50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                           5.70        12/01/2036            46,590
    100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                  5.00        12/01/2014            97,867
    200,000  CONSTELLATION ENERGY GROUP INCORPORATED                                    7.00        04/01/2012           213,109
    150,000  CONSUMERS ENERGY COMPANY SERIES B                                          5.38        04/15/2013           157,729
    100,000  DOMINION RESOURCES INCORPORATED                                            4.75        12/15/2010           103,167
    180,000  DOMINION RESOURCES INCORPORATED                                            5.70        09/17/2012           190,717
     50,000  DOMINION RESOURCES INCORPORATED SERIES A                                   5.60        11/15/2016            51,275
    125,000  DOMINION RESOURCES INCORPORATED SERIES B                                   5.95        06/15/2035           119,461
    350,000  DTE ENERGY COMPANY                                                         6.35        06/01/2016           367,569
    150,000  DTE ENERGY COMPANY                                                         7.05        06/01/2011           162,137
    125,000  DUKE CAPITAL LLC                                                           5.67        08/15/2014           126,905
    100,000  DUKE CAPITAL LLC                                                           8.00        10/01/2019           114,699
     75,000  DUKE ENERGY CORPORATION                                                    6.45        10/15/2032            78,405
    500,000  DUKE ENERGY CORPORATION SERIES D                                           7.38        03/01/2010           540,506
    120,000  DUKE ENERGY FIELD SERVICES LLC                                             7.88        08/16/2010           129,596
    100,000  EMERSON ELECTRIC COMPANY<<                                                 4.75        10/15/2015           100,273
     55,000  ENERGY TRANSFER PARTNERS                                                   6.13        02/15/2017            55,166
     30,000  ENERGY TRANSFER PARTNERS                                                   6.63        10/15/2036            28,508
    125,000  EXELON CORPORATION                                                         4.90        06/15/2015           120,396
     65,000  EXELON CORPORATION                                                         5.63        06/15/2035            58,067
    150,000  EXELON GENERATION COMPANY LLC                                              6.95        06/15/2011           158,997
    150,000  FIRST ENERGY CORPORATION SERIES B                                          6.45        11/15/2011           158,837
    430,000  FIRST ENERGY CORPORATION SERIES C                                          7.38        11/15/2031           468,990
    100,000  FLORIDA POWER & LIGHT COMPANY                                              4.80        03/01/2013           103,759
    150,000  FLORIDA POWER & LIGHT COMPANY                                              5.63        04/01/2034           145,292
    100,000  FLORIDA POWER & LIGHT COMPANY                                              5.85        05/01/2037            99,838
     50,000  FLORIDA POWER & LIGHT COMPANY                                              5.95        02/01/2038            50,834
    800,000  FPL GROUP CAPITAL INCORPORATED                                             5.63        09/01/2011           843,484
    100,000  GEORGIA POWER COMPANY SERIES B                                             5.70        06/01/2017           104,518

Portfolio of Investments--February 29, 2008

                                    Wells Fargo Advantage Master Portfolios   65

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$   100,000  ILLINOIS POWER COMPANY++                                                   6.13%       11/15/2017    $      103,650
    100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                                       5.63        05/01/2016           100,283
    125,000  KEYSPAN CORPORATION                                                        5.80        04/01/2035           114,539
     75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                        5.80        10/15/2036            72,845
    180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                        5.88        10/01/2012           193,254
    100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                        5.95        05/15/2037            96,753
    250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                        6.13        04/01/2036           248,131
  1,000,000  NEVADA POWER COMPANY SERIES A                                              8.25        06/01/2011         1,096,204
    180,000  NISOURCE FINANCE CORPORATION                                               5.25        09/15/2017           166,301
     65,000  NISOURCE FINANCE CORPORATION                                               5.45        09/15/2020            58,928
    100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                    6.20        07/01/2037           103,283
     65,000  ONEOK INCORPORATED                                                         5.20        06/15/2015            63,914
    200,000  ONEOK PARTNERS LP                                                          6.15        10/01/2016           204,936
    125,000  PACIFIC GAS & ELECTRIC COMPANY                                             4.80        03/01/2014           126,426
    250,000  PACIFIC GAS & ELECTRIC COMPANY                                             5.80        03/01/2037           240,152
    200,000  PACIFIC GAS & ELECTRIC COMPANY                                             6.05        03/01/2034           198,935
    100,000  PACIFIC GAS & ELECTRIC COMPANY                                             6.35        02/15/2038           102,842
    720,000  PACIFICORP                                                                 6.25        10/15/2037           747,693
    100,000  POTOMAC ELECTRIC POWER                                                     6.50        11/15/2037            99,844
    500,000  PPL ENERGY SUPPLY LLC                                                      6.20        05/15/2016           513,502
    180,000  PROGRESS ENERGY INCORPORATED                                               7.10        03/01/2011           195,192
    120,000  PROGRESS ENERGY INCORPORATED                                               7.75        03/01/2031           140,965
    150,000  PSEG POWER LLC                                                             7.75        04/15/2011           163,577
     75,000  PSEG POWER LLC                                                             8.63        04/15/2031            93,278
    150,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012           175,139
    100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                           5.80        05/01/2037            97,777
    100,000  PUGET SOUND ENERGY INCORPORATED                                            6.27        03/15/2037            96,295
    100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                             5.00        01/15/2016           100,640
    180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                             5.35        07/15/2035           165,916
     75,000  SOUTHERN CALIFORNIA GAS COMPANY                                            5.75        11/15/2035            73,157
    100,000  SOUTHERN COMPANY SERIES A                                                  5.30        01/15/2012           104,888
    250,000  SOUTHERN POWER COMPANY SERIES D                                            4.88        07/15/2015           242,393
    100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                               5.55        01/15/2017           100,828
    100,000  SOUTHWESTERN PUBLIC SERVICE                                                6.00        10/01/2036            95,267
     75,000  TAMPA ELECTRIC COMPANY                                                     6.15        05/15/2037            71,945
    150,000  TENNESSEE VALLEY AUTHORITY<<                                               5.50        07/18/2017           166,440
     50,000  TOLEDA EDISON COMPANY                                                      6.15        05/15/2037            44,731
     75,000  TXU ELECTRIC DELIVERY COMPANY                                              6.38        05/01/2012            77,847
     75,000  TXU ELECTRIC DELIVERY COMPANY                                              7.00        05/01/2032            73,192
     75,000  TXU ELECTRIC DELIVERY COMPANY                                              7.25        01/15/2033            75,326
    100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                 4.75        03/01/2013           102,715
    105,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                 6.00        05/15/2037           103,692
     65,000  WASTE MANAGEMENT INCORPORATED                                              5.00        03/15/2014            63,573
    150,000  WASTE MANAGEMENT INCORPORATED                                              7.75        05/15/2032           169,103
    100,000  WISCONSIN ELECTRIC POWER COMPANY                                           5.63        05/15/2033            93,782
     50,000  WISCONSIN ELECTRIC POWER COMPANY                                           5.70        12/01/2036            47,099
    125,000  WISCONSIN ENERGY CORPORATION+/-                                            6.25        05/15/2049           113,731
    100,000  WISCONSIN POWER & LIGHT COMPANY                                            6.38        08/15/2037           102,887
    100,000  XCEL ENERGY INCORPORATED                                                   7.00        12/01/2010           108,537

                                                                                                                      16,383,569
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.03%
     50,000  EMERSON ELECTRIC COMPANY                                                   5.25        10/15/2018            51,561
    120,000  MOTOROLA INCORPORATED                                                      7.50        05/15/2025           106,176
    100,000  NISOURCE FINANCE CORPORATION                                               6.40        03/15/2018           100,191

                                                                                                                         257,928
                                                                                                                  --------------

66 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
$   100,000  QUEST DIAGNOSTICS INCORPORATED                                             5.13%       11/01/2010    $      102,690
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.03%
    200,000  FORTUNE BRANDS INCORPORATED                                                5.38        01/15/2016           191,400
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 0.78%
    150,000  ALTRIA GROUP INCORPORATED                                                  7.00        11/04/2013           174,195
    180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                      4.38        01/15/2013           184,226
     50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                      5.60        03/01/2017            52,151
    250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                      5.75        04/01/2036           245,546
    350,000  ARCHER-DANIELS-MIDLAND COMPANY                                             5.38        09/15/2035           312,515
    100,000  ARCHER-DANIELS-MIDLAND COMPANY                                             5.45        03/15/2018           100,925
    100,000  BOTTLING GROUP LLC                                                         4.63        11/15/2012           104,342
    180,000  COCA-COLA ENTERPRISES INCORPORATED                                         4.38        09/15/2009           183,619
    180,000  COCA-COLA ENTERPRISES INCORPORATED                                         6.75        09/15/2028           198,523
    200,000  COCA-COLA ENTERPRISES INCORPORATED                                         8.00        09/15/2022           249,342
    120,000  COCA-COLA ENTERPRISES INCORPORATED                                         8.50        02/01/2022           152,224
    150,000  CONAGRA FOODS INCORPORATED                                                 6.75        09/15/2011           161,903
    120,000  CONAGRA FOODS INCORPORATED                                                 8.25        09/15/2030           138,229
    100,000  GENERAL MILLS INCORPORATED                                                 5.70        02/15/2017           101,183
    225,000  GENERAL MILLS INCORPORATED                                                 6.00        02/15/2012           238,290
    150,000  GRAND METROPOLITAN INVESTMENT CORPORATION                                  7.45        04/15/2035           167,809
    975,000  HJ HEINZ FINANCE COMPANY                                                   6.63        07/15/2011         1,045,519
    350,000  KELLOGG COMPANY SERIES B                                                   6.60        04/01/2011           377,508
    125,000  KRAFT FOODS INCORPORATED                                                   4.13        11/12/2009           126,046
    350,000  KRAFT FOODS INCORPORATED<<                                                 5.25        10/01/2013           353,978
    275,000  KRAFT FOODS INCORPORATED                                                   5.63        11/01/2011           286,483
    250,000  KRAFT FOODS INCORPORATED                                                   6.50        08/11/2017           260,537
     75,000  KRAFT FOODS INCORPORATED                                                   6.50        11/01/2031            71,517
     60,000  KRAFT FOODS INCORPORATED                                                   7.00        08/11/2037            60,747
    100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                                 7.00        03/01/2029           114,723
    250,000  SARA LEE CORPORATION                                                       6.25        09/15/2011           264,563
     75,000  WM WRIGLEY JR COMPANY                                                      4.30        07/15/2010            77,062

                                                                                                                       5,803,705
                                                                                                                  --------------
FOOD STORES: 0.11%
    100,000  KROGER COMPANY                                                             4.95        01/15/2015            98,938
     50,000  KROGER COMPANY                                                             6.15        01/15/2020            51,698
    350,000  KROGER COMPANY                                                             6.75        04/15/2012           378,690
     75,000  KROGER COMPANY                                                             7.50        04/01/2031            81,992
    100,000  SAFEWAY INCORPORATED                                                       4.95        08/16/2010           102,526
     75,000  SAFEWAY INCORPORATED                                                       7.25        02/01/2031            80,618

                                                                                                                         794,462
                                                                                                                  --------------
FORESTRY: 0.05%
    180,000  WEYERHAEUSER COMPANY                                                       6.75        03/15/2012           187,032
    225,000  WEYERHAEUSER COMPANY                                                       7.38        03/15/2032           212,353

                                                                                                                         399,385
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.08%
     50,000  CINTAS CORPORATION #2                                                      6.15        08/15/2036            47,065
    180,000  MASCO CORPORATION                                                          5.88        07/15/2012           182,702
    350,000  MASCO CORPORATION                                                          6.13        10/03/2016           334,238

                                                                                                                         564,005
                                                                                                                  --------------

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 67

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES: 0.54%
$   100,000  COSTCO WHOLESALE CORPORATION                                               5.30%       03/15/2012    $      105,974
    200,000  COSTCO WHOLESALE CORPORATION                                               5.50        03/15/2017           208,964
    405,000  FEDERATED RETAIL HOLDINGS INCORPORATED                                     5.35        03/15/2012           393,026
    100,000  FEDERATED RETAIL HOLDINGS INCORPORATED                                     5.90        12/01/2016            91,481
    350,000  TARGET CORPORATION                                                         5.38        05/01/2017           351,607
    100,000  TARGET CORPORATION                                                         6.50        10/15/2037            98,186
    150,000  TARGET CORPORATION                                                         7.00        07/15/2031           155,304
    500,000  WAL-MART STORES INCORPORATED                                               4.13        02/15/2011           512,342
    180,000  WAL-MART STORES INCORPORATED                                               4.55        05/01/2013           187,559
    325,000  WAL-MART STORES INCORPORATED                                               5.25        09/01/2035           288,787
    100,000  WAL-MART STORES INCORPORATED                                               5.88        04/05/2027           100,165
    650,000  WAL-MART STORES INCORPORATED<<                                             6.50        08/15/2037           693,696
    800,000  WAL-MART STORES INCORPORATED                                               6.88        08/10/2009           845,797

                                                                                                                       4,032,888
                                                                                                                  --------------
HEALTH SERVICES: 0.23%
    350,000  AETNA INCORPORATED                                                         5.75        06/15/2011           367,980
    350,000  AMGEN INCORPORATED                                                         5.85        06/01/2017           362,077
    350,000  ANTHEM INCORPORATED                                                        6.80        08/01/2012           395,043
    180,000  CARDINAL HEALTH INCORPORATED                                               5.85        12/15/2017           184,288
    225,000  MERCK & COMPANY INCORPORATED                                               4.75        03/01/2015           230,777
    100,000  QUEST DIAGNOSTICS INCORPORATED                                             6.95        07/01/2037           100,111
    100,000  SCHERING-PLOUGH CORPORATION                                                5.55        12/01/2013           105,811

                                                                                                                       1,746,087
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.69%
     50,000  ALLIED CAPITAL CORPORATION                                                 6.63        07/15/2011            52,401
    100,000  AMERIPRISE FINANCIAL INCORPORATED                                          5.35        11/15/2010           103,752
    350,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                              6.13        11/01/2012           351,600
    500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                     4.85        01/15/2015           514,869
    100,000  BOSTON PROPERTIES LP                                                       6.25        01/15/2013           103,403
     65,000  COLONIAL REALTY LP                                                         5.50        10/01/2015            54,495
  1,350,000  CREDIT SUISSE USA INCORPORATED                                             6.50        01/15/2012         1,466,832
     50,000  EQUIFAX INCORPORATED                                                       7.00        07/01/2037            43,980
    180,000  ERP OPERATING LP                                                           5.25        09/15/2014           168,404
  1,000,000  ERP OPERATING LP                                                           5.50        10/01/2012           988,303
     75,000  FUND AMERICAN COMPANIES INCORPORATED                                       5.88        05/15/2013            77,983
    360,000  GOLDMAN SACHS GROUP INCORPORATED                                           5.15        01/15/2014           365,864
    100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                5.63        05/01/2017            84,508
    180,000  ISTAR FINANCIAL INCORPORATED                                               5.15        03/01/2012           150,340
    350,000  ISTAR FINANCIAL INCORPORATED SERIES 1                                      5.88        03/15/2016           279,664
    150,000  LIBERTY PROPERTY LP                                                        6.63        10/01/2017           146,772
    100,000  MACK-CALI REALTY LP                                                        7.75        02/15/2011           111,949
    100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                                    6.88        10/15/2017           102,464

                                                                                                                       5,167,583
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.05%
     75,000  MARRIOTT INTERNATIONAL                                                     5.81        11/10/2015            74,289
    100,000  MARRIOTT INTERNATIONAL SERIES J                                            5.63        02/15/2013            99,965
    100,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                           6.25        02/15/2013           100,239
     50,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                           7.38        11/15/2015            51,302
     50,000  WYNDHAM WORLDWIDE CORPORATION                                              6.00        12/01/2016            46,673

                                                                                                                         372,468
                                                                                                                  --------------

68 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.44%
$   250,000   CATERPILLAR INCORPORATED                                                  6.05%       08/15/2036    $      253,743
     75,000   COMPUTER SCIENCES CORPORATION                                             7.38        06/15/2011            81,235
    500,000   DEERE & COMPANY                                                           7.85        05/15/2010           549,725
    200,000   DELL INCORPORATED                                                         7.10        04/15/2028           212,643
    180,000   HEWLETT-PACKARD COMPANY                                                   6.50        07/01/2012           198,890
    200,000   IBM CORPORATION<<                                                         4.75        11/29/2012           209,297
    500,000   IBM CORPORATION                                                           5.70        09/14/2017           527,034
    250,000   IBM CORPORATION                                                           5.88        11/29/2032           247,242
    180,000   IBM CORPORATION SERIES MTN                                                4.38        06/01/2009           184,070
    100,000   ORACLE CORPORATION                                                        5.00        01/15/2011           103,589
    350,000   ORACLE CORPORATION                                                        5.25        01/15/2016           355,844
    250,000   PITNEY BOWES INCORPORATED SERIES MTN                                      4.75        01/15/2016           243,593
    100,000   PITNEY BOWES INCORPORATED SERIES MTN                                      5.75        09/15/2017           102,728

                                                                                                                       3,269,633
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.07%
     75,000   AON CORPORATION                                                           8.21        01/01/2027            77,127
    100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            4.63        07/15/2013            99,055
     75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            5.95        10/15/2036            66,916
    200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                   5.15        09/15/2010           206,375
     75,000   WILLIS NORTH AMERICA INCORPORATED                                         5.63        07/15/2015            73,513

                                                                                                                         522,986
                                                                                                                  --------------

INSURANCE CARRIERS: 0.98%
     75,000   ACE INA HOLDINGS INCORPORATED                                             5.88        06/15/2014            77,343
     75,000   AEGON FUNDING CORPORATION                                                 5.75        12/15/2020            71,867
    150,000   AETNA INCORPORATED                                                        6.63        06/15/2036           145,991
    330,000   ALLSTATE CORPORATION                                                      5.55        05/09/2035           290,758
    250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                 5.05        10/01/2015           245,572
    250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                 6.25        05/01/2036           235,507
     50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                 6.25        03/15/2037            40,845
     75,000   ASSURANT INCORPORATED                                                     6.75        02/15/2034            70,307
     80,000   CHUBB CORPORATION                                                         6.00        05/11/2037            74,493
    350,000   CHUBB CORPORATION+/-                                                      6.38        03/29/2049           333,624
     50,000   CIGNA CORPORATION                                                         6.15        11/15/2036            45,122
     75,000   CINCINNATI FINANCIAL CORPORATION                                          6.92        05/15/2028            77,970
     65,000   CNA FINANCIAL CORPORATION                                                 5.85        12/15/2014            64,931
     50,000   CNA FINANCIAL CORPORATION                                                 6.00        08/15/2011            51,571
     50,000   CNA FINANCIAL CORPORATION                                                 6.50        08/15/2016            50,869
    180,000   GE GLOBAL INSURANCE HOLDINGS                                              7.00        02/15/2026           189,268
    100,000   GENWORTH FINANCIAL INCORPORATED                                           4.95        10/01/2015            94,540
    350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                                 5.75        05/15/2013           355,971
    250,000   JEFFERSON-PILOT CORPORATION                                               4.75        01/30/2014           260,588
    100,000   LOEWS CORPORATION                                                         5.25        03/15/2016            99,160
     65,000   MBIA INCORPORATED                                                         5.70        12/01/2034            44,652
    250,000   METLIFE INCORPORATED                                                      5.00        11/24/2013           260,189
    100,000   METLIFE INCORPORATED                                                      6.13        12/01/2011           107,310
    280,000   METLIFE INCORPORATED                                                      6.38        06/15/2034           271,855
     75,000   NATIONWIDE FINANCIAL SERVICES                                             5.90        07/01/2012            81,115
    100,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                      3.20        04/01/2009           100,056
     75,000   PROGRESSIVE CORPORATION                                                   6.25        12/01/2032            73,534
    100,000   PROTECTIVE LIFE SECURED TRUST                                             4.85        08/16/2010           102,459
    105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              5.10        12/14/2011           109,581
     65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              6.63        12/01/2037            64,615
    500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                             5.75        07/15/2033           439,087

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 69


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
INSURANCE CARRIERS (continued)
$   180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                             5.40%       06/13/2035    $      149,675
     75,000   SAFECO CORPORATION                                                        4.88        02/01/2010            77,000
    180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                                 5.50        12/01/2015           184,195
    100,000   THE TRAVELERS COMPANIES INCORPORATED                                      5.38        06/15/2012           103,750
    150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                           5.75        12/15/2017           151,460
     65,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                           6.25        06/15/2037            62,959
     75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                       5.75        12/14/2015            77,447
    250,000   TRAVELERS COS INCORPORATED+/-                                             6.25        03/15/2037           227,775
    125,000   UNITEDHEALTH GROUP INCORPORATED                                           4.88        03/15/2015           119,588
    250,000   UNITEDHEALTH GROUP INCORPORATED                                           5.25        03/15/2011           257,110
    250,000   UNITEDHEALTH GROUP INCORPORATED                                           5.80        03/15/2036           211,492
    100,000   UNITEDHEALTH GROUP INCORPORATED                                           6.00        11/15/2017           101,236
    150,000   UNITEDHEALTH GROUP INCORPORATED                                           6.63        11/15/2037           142,450
    100,000   UNITRIN INCORPORATED                                                      6.00        05/15/2017            99,138
    100,000   WELLPOINT INCORPORATED                                                    5.00        01/15/2011           102,577
    100,000   WELLPOINT INCORPORATED                                                    5.25        01/15/2016            97,794
     75,000   WELLPOINT INCORPORATED                                                    5.85        01/15/2036            65,304
    500,000   WELLPOINT INCORPORATED                                                    5.88        06/15/2017           507,266
    100,000   WR BERKLEY CORPORATION                                                    6.25        02/15/2037            87,436

                                                                                                                       7,356,402
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.11%
     60,000   AGILENT TECHNOLOGIES INCORPORATED                                         6.50        11/01/2017            61,156
     50,000   BAXTER INTERNATIONAL INCORPORATED                                         5.90        09/01/2016            53,331
    350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                              6.13        07/01/2015           353,175
    125,000   MEDTRONIC INCORPORATED SERIES B                                           4.38        09/15/2010           129,421
    225,000   RAYTHEON COMPANY                                                          4.85        01/15/2011           232,323

                                                                                                                         829,406
                                                                                                                  --------------

METAL MINING: 0.02%
    150,000   SOUTHERN COPPER CORPORATION                                               7.50        07/27/2035           154,221
                                                                                                                  --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.02%
    100,000   VULCAN MATERIALS COMPANY                                                  5.60        11/30/2012           104,715
     50,000   VULCAN MATERIALS COMPANY                                                  7.15        11/30/2037            52,019

                                                                                                                         156,734
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.09%
     75,000   3M COMPANY SERIES MTN                                                     5.70        03/15/2037            76,176
    360,000   GENERAL ELECTRIC COMPANY                                                  5.00        02/01/2013           374,868
    200,000   TYCO INTERNATIONAL GROUP SA                                               6.38        10/15/2011           210,521

                                                                                                                         661,565
                                                                                                                  --------------

MISCELLANEOUS RETAIL: 0.10%
     65,000   CVS CAREMARK CORPORATION                                                  4.00        09/15/2009            65,365
    200,000   CVS CAREMARK CORPORATION                                                  5.75        06/01/2017           206,342
    250,000   CVS CAREMARK CORPORATION                                                  6.13        08/15/2016           264,933
     65,000   CVS CAREMARK CORPORATION                                                  6.25        06/01/2027            65,867
    180,000   FEDERATED DEPARTMENT STORES INCORPORATED                                  6.90        04/01/2029           152,583

                                                                                                                         755,090
                                                                                                                  --------------

MOTION PICTURES: 0.17%
    180,000   NEWS AMERICA INCORPORATED                                                 5.30        12/15/2014           182,199
    450,000   NEWS AMERICA INCORPORATED                                                 6.40        12/15/2035           440,677
    100,000   NEWS AMERICA INCORPORATED<<++                                             6.65        11/15/2037           100,727

70 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MOTION PICTURES (continued)
$   180,000   WALT DISNEY COMPANY                                                       6.38%       03/01/2012    $      197,075
     75,000   WALT DISNEY COMPANY                                                       7.00        03/01/2032            86,687
    250,000   WALT DISNEY COMPANY SERIES MTN                                            5.63        09/15/2016           264,568

                                                                                                                       1,271,933
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.04%
    100,000   UNITED PARCEL SERVICE INCORPORATED                                        4.50        01/15/2013           104,158
    100,000   UNITED PARCEL SERVICE INCORPORATED                                        5.50        01/15/2018           105,913
     70,000   UNITED PARCEL SERVICE INCORPORATED                                        6.20        01/15/2038            74,360

                                                                                                                         284,431
                                                                                                                  --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
     75,000   GOODRICH CORPORATION                                                      7.63        12/15/2012            86,923
                                                                                                                  --------------

NETWORKING PRODUCTS: 0.06%
    180,000   CISCO SYSTEMS INCORPORATED                                                5.25        02/22/2011           189,132
    275,000   CISCO SYSTEMS INCORPORATED                                                5.50        02/22/2016           284,107

                                                                                                                         473,239
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.23%
    100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                           4.50        05/29/2009           101,405
    100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                            4.25        02/26/2010           102,170
    200,000   AMERICAN EXPRESS+/-                                                       6.80        09/01/2049           193,997
    250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                                     5.55        10/17/2012           260,662
    500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                               6.00        09/13/2017           507,876
    100,000   AMERICAN EXPRESS CREDIT CORPORATION                                       5.30        12/02/2015            99,663
    180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                           4.88        05/15/2010           182,325
  1,000,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                          5.38        10/01/2012         1,003,041
    180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                          5.40        12/01/2015           171,122
    300,000   BOEING CAPITAL CORPORATION                                                6.10        03/01/2011           323,985
    100,000   BRANCH BANKING & TRUST SERIES BKNT                                        5.63        09/15/2016            97,891
    200,000   CAPITAL ONE CAPITAL III                                                   7.69        08/15/2036           153,425
     50,000   CAPITAL ONE CAPITAL IV<<+/-                                               6.75        02/17/2037            34,259
    115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                  5.70        09/15/2011           113,344
    300,000   CAPITAL ONE FINANCIAL CORPORATION                                         4.80        02/21/2012           285,292
    180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                                4.30        06/01/2010           184,690
    275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                     5.50        03/15/2016           282,003
     65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                    4.75        02/17/2015            64,809
     90,000   CIT GROUP INCORPORATED                                                    5.40        02/13/2012            84,132
    500,000   CIT GROUP INCORPORATED+/-                                                 6.10        03/15/2049           338,100
    275,000   CITIGROUP INCORPORATED                                                    6.00        10/31/2033           247,825
    100,000   COUNTRYWIDE FINANCIAL CORPORATION<<                                       6.25        05/15/2016            85,974
    125,000   CREDIT SUISSE NEW YORK                                                    6.00        02/15/2018           127,553
    525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                      5.00        11/15/2011           545,298
    300,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN<<                        6.15        08/07/2037           299,982
    500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                         5.00        01/08/2016           508,347
    500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                         5.63        09/15/2017           514,219
    750,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          3.13        04/01/2009           749,908
    450,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          4.13        09/01/2009           458,292
  1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                        4.38        03/03/2012         1,219,474
    400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.75        03/15/2032           428,859
    200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                          5.91        11/30/2035           181,791
  1,000,000   HSBC FINANCE CORPORATION                                                  4.13        11/16/2009         1,005,180
    300,000   HSBC FINANCE CORPORATION                                                  4.63        09/15/2010           306,587
    275,000   HSBC FINANCE CORPORATION<<                                                4.75        05/15/2009           277,509
    325,000   HSBC FINANCE CORPORATION                                                  5.00        06/30/2015           313,654

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 71


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$   450,000   HSBC FINANCE CORPORATION<<                                                5.25%       01/14/2011    $      456,102
    800,000   HSBC FINANCE CORPORATION                                                  6.38        11/27/2012           849,570
  1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC                                       5.05        10/22/2012         1,053,008
    250,000   JOHN DEERE CAPITAL CORPORATION                                            7.00        03/15/2012           280,681
    100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                                 5.50        04/13/2017           104,521
    500,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                  6.00        10/01/2017           518,542
    180,000   JPMORGAN CHASE CAPITAL XV                                                 5.88        03/15/2035           154,396
    150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                                      6.45        02/02/2037           133,723
    180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
              MTNC                                                                      7.25        03/01/2012           198,635
    150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
              MTNC<<                                                                    8.00        03/01/2032           175,905
     65,000   SLM CORPORATION SERIES MTN                                                5.63        08/01/2033            50,160
    300,000   SLM CORPORATION SERIES MTNA                                               5.00        10/01/2013           254,823
    180,000   TEXTRON FINANCIAL CORPORATION                                             4.60        05/03/2010           185,134
    175,000   TOYOTA MOTOR CREDIT CORPORATION                                           4.25        03/15/2010           180,518
    100,000   UNILEVER CAPITAL CORPORATION                                              5.90        11/15/2032            99,848
    100,000   UNILEVER CAPITAL CORPORATION                                              7.13        11/01/2010           110,176

                                                                                                                      16,660,385
                                                                                                                  --------------

OFFICE EQUIPMENT: 0.05%
     70,000   XEROX CORPORATION                                                         5.50        05/15/2012            71,751
    250,000   XEROX CORPORATION                                                         6.75        02/01/2017           265,784

                                                                                                                         337,535
                                                                                                                  --------------

OIL & GAS EXTRACTION: 0.72%
    100,000   ANADARKO PETROLEUM CORPORATION                                            5.95        09/15/2016           103,648
    100,000   ANADARKO PETROLEUM CORPORATION                                            6.45        09/15/2036           101,308
    100,000   APACHE CORPORATION                                                        5.25        04/15/2013           105,144
     30,000   APACHE CORPORATION                                                        5.63        01/15/2017            31,590
    100,000   APACHE CORPORATION                                                        6.00        01/15/2037           100,539
    100,000   APACHE CORPORATION                                                        6.25        04/15/2012           108,763
     65,000   CANADIAN NATURAL RESOURCES LIMITED                                        5.85        02/01/2035            57,994
    300,000   CONOCOPHILLIPS COMPANY                                                    6.95        04/15/2029           344,469
    750,000   CONOCOPHILLIPS COMPANY                                                    8.75        05/25/2010           841,051
  1,180,000   DEVON FINANCING CORPORATION ULC                                           6.88        09/30/2011         1,298,335
    120,000   DEVON FINANCING CORPORATION ULC                                           7.88        09/30/2031           146,265
    500,000   EL PASO ENERGY CORPORATION++                                              5.90        04/01/2017           498,933
    150,000   EL PASO NATURAL GAS COMPANY                                               5.95        04/15/2017           150,198
    150,000   HALLIBURTON COMPANY                                                       5.50        10/15/2010           158,976
    180,000   HESS CORPORATION                                                          7.88        10/01/2029           213,659
    120,000   NEXEN INCORPORATED                                                        7.88        03/15/2032           133,009
    180,000   OCCIDENTAL PETROLEUM CORPORATION                                          6.75        01/15/2012           201,367
    150,000   PANHANDLE EAST PIPE LINE                                                  6.20        11/01/2017           149,662
    250,000   PC FINANCIAL PARTNERSHIP                                                  5.00        11/15/2014           245,800
     50,000   PRAXAIR INCORPORATED                                                      5.20        03/15/2017            51,561
     65,000   TALISMAN ENERGY INCORPORATED                                              5.13        05/15/2015            64,017
    125,000   XTO ENERGY INCORPORATED                                                   4.90        02/01/2014           124,612
    125,000   XTO ENERGY INCORPORATED                                                   6.10        04/01/2036           123,997

                                                                                                                       5,354,897
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS: 0.16%
    125,000   INTERNATIONAL PAPER COMPANY                                               4.00        04/01/2010           125,925
    180,000   INTERNATIONAL PAPER COMPANY                                               5.30        04/01/2015           176,546
    300,000   KIMBERLY-CLARK CORPORATION                                                5.00        08/15/2013           315,899
    200,000   KIMBERLY-CLARK CORPORATION                                                6.63        08/01/2037           218,924
     75,000   MEADWESTVACO CORPORATION                                                  6.85        04/01/2012            78,693

72 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS (continued)
$   200,000   PACTIV CORPORATION                                                        6.40%        01/15/2018    $      204,690
     75,000   WESTVACO CORPORATION                                                      8.20         01/15/2030            76,457

                                                                                                                        1,197,134
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.20%
    125,000   ENTERPRISE PRODUCTS OPERATING LP                                          4.95         06/01/2010           128,226
     65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 5.60         10/15/2014            66,139
    120,000   HESS CORPORATION                                                          7.30         08/15/2031           135,551
    150,000   MARATHON OIL CORPORATION                                                  6.00         07/01/2012           161,235
    125,000   MARATHON OIL CORPORATION                                                  6.00         10/01/2017           128,846
     50,000   MARATHON OIL CORPORATION                                                  6.60         10/01/2037            50,256
    100,000   SEMPRA ENERGY                                                             6.00         02/01/2013           107,708
    100,000   SUNOCO INCORPORATED                                                       5.75         01/15/2017            99,786
    500,000   VALERO ENERGY CORPORATION                                                 6.13         06/15/2017           515,548
    100,000   VALERO ENERGY CORPORATION                                                 7.50         04/15/2032           106,745

                                                                                                                        1,500,040
                                                                                                                   --------------
PIPELINES: 0.21%
    100,000   BOARDWALK PIPELINES LP                                                    5.88         11/15/2016            99,620
    100,000   BUCKEYE PARTNERS LP                                                       6.05         01/15/2018           102,376
     75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                         7.88         04/01/2013            84,938
     65,000   ENBRIDGE ENERGY PARTNERS LP                                               5.88         12/15/2016            65,192
     75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 6.88         03/01/2033            76,033
    100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                                  5.88         06/01/2013           101,923
    100,000   KINDER MORGAN ENERGY PARTNERS LP                                          5.00         12/15/2013            99,516
    500,000   KINDER MORGAN ENERGY PARTNERS LP                                          5.13         11/15/2014           495,470
    100,000   KINDER MORGAN ENERGY PARTNERS LP                                          5.80         03/15/2035            87,927
     50,000   PLAINS ALL AMERICAN PIPELINE LP                                           6.13         01/15/2017            51,704
    200,000   PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037           197,201
     75,000   TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032            78,696

                                                                                                                        1,540,596
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.11%
     25,000   ALCOA INCORPORATED                                                        5.55         02/01/2017            24,348
    300,000   ALCOA INCORPORATED                                                        5.90         02/01/2027           270,017
     25,000   ALCOA INCORPORATED<<                                                      5.95         02/01/2037            22,587
    250,000   ALCOA INCORPORATED                                                        6.50         06/01/2011           262,652
     75,000   ALCOA INCORPORATED                                                        6.75         01/15/2028            73,705
     50,000   COMMERCIAL METALS COMPANY                                                 6.50         07/15/2017            52,755
    100,000   US STEEL CORPORATION                                                      6.05         06/01/2017            93,410

                                                                                                                          799,474
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
     75,000   RR DONNELLEY & SONS COMPANY                                               4.95         05/15/2010            75,767
     65,000   RR DONNELLEY & SONS COMPANY                                               5.50         05/15/2015            62,746
     20,000   RR DONNELLEY & SONS COMPANY                                               5.63         01/15/2012            20,312
     50,000   RR DONNELLEY & SONS COMPANY                                               6.13         01/15/2017            48,977
    250,000   VIACOM CORPORATION                                                        7.70         07/30/2010           270,347

                                                                                                                          478,149
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.27%
    500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                 4. 88         01/15/2015           499,121
     60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                 5. 65         05/01/2017            61,372
     50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                 6. 15         05/01/2037            48,289

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 73


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
RAILROAD TRANSPORTATION (continued)
$   100,000   CSX CORPORATION                                                           5.60%        05/01/2017    $       97,342
    100,000   CSX CORPORATION                                                           6.00         10/01/2036            88,490
     70,000   CSX CORPORATION                                                           6.15         05/01/2037            63,761
    300,000   CSX CORPORATION                                                           6.30         03/15/2012           315,850
    275,000   NORFOLK SOUTHERN CORPORATION                                              5.59         05/17/2025           252,749
    360,000   UNION PACIFIC CORPORATION                                                 4.88         01/15/2015           354,529
    200,000   UNION PACIFIC CORPORATION                                                 5.75         11/15/2017           203,249
     40,000   UNION PACIFIC CORPORATION                                                 6.15         05/01/2037            38,326

                                                                                                                        2,023,078
                                                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.42%
    100,000   CAMDEN PROPERTY TRUST                                                     5.70         05/15/2017            87,459
    200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                               6.00         01/30/2017           172,938
     75,000   HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011            80,123
     75,000   HOSPITALITY PROPERTIES TRUST                                              5.63         03/15/2017            64,205
    750,000   INTERNATIONAL LEASE FINANCE CORPORATION                                   3.50         04/01/2009           747,961
    325,000   INTERNATIONAL LEASE FINANCE CORPORATION                                   5.00         04/15/2010           329,957
    100,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.40         02/15/2012           101,679
    250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.55         09/05/2012           256,925
    125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.75         06/15/2011           129,009
     75,000   LIBERTY PROPERTY LP                                                       5.50         12/15/2016            67,752
    100,000   PROLOGIS                                                                  5.25         11/15/2010           101,258
    300,000   PROLOGIS TRUST                                                            5.63         11/15/2016           275,903
    100,000   REALTY INCOME CORPORATION                                                 5.95         09/15/2016            95,309
    100,000   REGENCY CENTERS LP                                                        5.88         06/15/2017            92,928
     50,000   SIMON PROPERTY GROUP LP                                                   5.00         03/01/2012            49,045
     50,000   SIMON PROPERTY GROUP LP                                                   5.25         12/01/2016            45,784
    300,000   SIMON PROPERTY GROUP LP                                                   5.75         05/01/2012           303,171
    125,000   SIMON PROPERTY GROUP LP                                                   5.75         12/01/2015           120,314

                                                                                                                        3,121,720
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
    100,000   COOPER US INCORPORATED                                                    6.10         07/01/2017           104,842
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.96%
    180,000   BEAR STEARNS COMPANIES INCORPORATED                                       5.30         10/30/2015           163,116
    600,000   BEAR STEARNS COMPANIES INCORPORATED<<                                     5.50         08/15/2011           602,327
     25,000   BEAR STEARNS COMPANIES INCORPORATED<<                                     5.55         01/22/2017            21,723
    120,000   BEAR STEARNS COMPANIES INCORPORATED                                       6.40         10/02/2017           110,570
    500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                            6.95         08/10/2012           508,633
    225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                           4.55         06/23/2010           221,607
    100,000   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                               6.13         06/01/2017            93,189
    750,000   CITIGROUP CAPITAL XXI+/-                                                  8.30         12/21/2049           761,445
    500,000   CREDIT SUISSE USA INCORPORATED                                            5.50         08/15/2013           524,213
    250,000   CREDIT SUISSE USA INCORPORATED                                            7.13         07/15/2032           271,536
     50,000   EATON VANCE CORPORATION                                                   6.50         10/02/2017            52,928
    200,000   GOLDMAN SACHS CAPITAL II+/-                                               5.79         12/31/2049           149,442
    700,000   GOLDMAN SACHS GROUP INCORPORATED                                          4.75         07/15/2013           707,063
    275,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.35         01/15/2016           274,662
    100,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.45         11/01/2012           104,681
    500,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.75         10/01/2016           505,585
     70,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.95         01/15/2027            62,361
    500,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.25         09/01/2017           517,880
    450,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.35         02/15/2034           398,863
    725,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.60         01/15/2012           784,719
    325,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.75         10/01/2037           303,428

74 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$ 1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.88%        01/15/2011    $    1,082,377
    150,000   JEFFERIES GROUP INCORPORATED                                              6.45         06/08/2027           129,963
     50,000   LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN+/-                    5.86         12/31/2049            37,500
    200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                     5.50         04/04/2016           193,753
    500,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012           514,014
     95,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.20         09/26/2014            95,921
     35,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          7.00         09/27/2027            35,235
    200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                         4.80         03/13/2014           192,575
    500,000   LEHMAN BROTHERS HOLDINGS INCORPORATION                                    6.50         07/19/2017           494,253
    450,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                    5.45         07/15/2014           443,988
    500,000   MERRILL LYNCH & COMPANY INCORPORATED                                      5.70         05/02/2017           477,929
    250,000   MERRILL LYNCH & COMPANY INCORPORATED                                      6.05         05/16/2016           247,275
    300,000   MERRILL LYNCH & COMPANY INCORPORATED                                      6.11         01/29/2037           251,045
    100,000   MERRILL LYNCH & COMPANY INCORPORATED                                      6.22         09/15/2026            89,393
    500,000   MERRILL LYNCH & COMPANY INCORPORATED                                      6.40         08/28/2017           511,564
    500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           5.77         07/25/2011           515,666
    525,000   MORGAN STANLEY                                                            5.38         10/15/2015           514,826
    500,000   MORGAN STANLEY                                                            6.60         04/01/2012           533,421
    120,000   MORGAN STANLEY                                                            7.25         04/01/2032           124,914
    500,000   MORGAN STANLEY SERIES EMTN                                                5.45         01/09/2017           491,404
    500,000   MORGAN STANLEY SERIES MTN<<                                               5.55         04/27/2017           494,174

                                                                                                                       14,611,161
                                                                                                                   --------------
TOBACCO PRODUCTS: 0.04%
    200,000   REYNOLDS AMERICAN INCORPORATED                                            7.25         06/15/2037           196,139
    100,000   UST INCOPORATED                                                           5.75         03/01/2018           102,209

                                                                                                                          298,348
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.11%
     75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A<<                              5.98         04/19/2022            67,460
    111,877   DELTA AIR LINES INCORPORATED++                                            6.82         08/10/2022           110,805
     50,000   FEDEX CORPORATION                                                         5.50         08/15/2009            51,364
    120,000   LOCKHEED MARTIN CORPORATION                                               8.50         12/01/2029           155,450
    200,000   NORTHWEST AIRLINES INCORPORATED                                           7.03         11/01/2019           191,000
    120,000   RAYTHEON COMPANY                                                          7.20         08/15/2027           136,553
    121,602   UNITED AIRLINES INCORPORATED                                              6.64         07/02/2022           121,496

                                                                                                                          834,128
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 0.52%
    180,000   BOEING COMPANY                                                            6.13         02/15/2033           188,387
    100,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    5.88         03/15/2011           104,371
    330,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013           356,357
    500,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.00         06/15/2010           543,566
    225,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031           273,847
    200,000   DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30         01/15/2012           219,098
    100,000   HONEYWELL INTERNATIONAL INCORPORATED                                      4.25         03/01/2013           101,570
    100,000   HONEYWELL INTERNATIONAL INCORPORATED                                      5.30         03/01/2018           102,652
    250,000   HONEYWELL INTERNATIONAL INCORPORATED                                      5.70         03/15/2037           244,445
    150,000   HONEYWELL INTERNATIONAL INCORPORATED                                      7.50         03/01/2010           162,998
    150,000   JOHNSON CONTROLS INCORPORATED                                             5.25         01/15/2011           156,186
    520,000   NORTHROP GRUMMAN CORPORATION                                              7.75         02/15/2031           644,071
    180,000   UNITED TECHNOLOGIES CORPORATION                                           4.38         05/01/2010           185,717
    100,000   UNITED TECHNOLOGIES CORPORATION                                           4.88         05/01/2015           102,291
    430,000   UNITED TECHNOLOGIES CORPORATION                                           7.50         09/15/2029           510,888

                                                                                                                        3,896,444
                                                                                                                   --------------

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 75


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
WHOLESALE TRADE NON-DURABLE GOODS: 0.04%
$   300,000   MCKESSON HBOC INCORPORATED                                                5.25%        03/01/2013    $      311,574
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
    180,000   JOHNSON & JOHNSON                                                         4.95         05/15/2033           168,434
     25,000   MARTIN MARIETTA MATERIALS INCORPORATED                                    6.25         05/01/2037            22,368

                                                                                                                          190,802
                                                                                                                   --------------

TOTAL CORPORATE BONDS & NOTES (COST $159,452,613)                                                                     161,517,058
                                                                                                                   --------------
FOREIGN CORPORATE BONDS@: 2.96%
    150,000   ALBERTA ENERGY COMPANY LIMITED                                            8.13         09/15/2030           178,398
    180,000   ALCAN INCORPORATED                                                        5.00         06/01/2015           179,298
    100,000   ALCAN INCORPORATED                                                        6.13         12/15/2033            95,448
    100,000   AMERICA MOVIL SAB DE CV                                                   4.13         03/01/2009           100,000
    100,000   AMERICA MOVIL SAB DE CV                                                   5.63         11/15/2017            99,071
    100,000   AMERICA MOVIL SAB DE CV                                                   6.13         11/15/2037            92,486
    100,000   AMVESCAP PLC                                                              5.63         04/17/2012           101,108
     75,000   ANADARKO FINANCE COMPANY SERIES B                                         6.75         05/01/2011            81,213
    325,000   ANADARKO FINANCE COMPANY SERIES B                                         7.50         05/01/2031           362,750
     75,000   ASTRAZENECA PLC                                                           5.40         06/01/2014            78,756
    500,000   ASTRAZENECA PLC                                                           5.90         09/15/2017           537,300
    350,000   ASTRAZENECA PLC                                                           6.45         09/15/2037           376,192
    150,000   AXA SA                                                                    8.60         12/15/2030           168,911
     65,000   AXIS CAPITAL HOLDINGS LIMITED                                             5.75         12/01/2014            64,351
    300,000   BARCLAYS BANK PLC                                                         5.45         09/12/2012           317,783
    250,000   BHP BILLITON FINANCE LIMITED                                              5.00         12/15/2010           257,328
    150,000   BHP BILLITON FINANCE LIMITED                                              5.25         12/15/2015           146,650
    200,000   BHP BILLITON FINANCE LIMITED                                              5.40         03/29/2017           195,320
    300,000   BRITISH TELECOMMUNICATIONS PLC                                            9.13         12/15/2030           390,240
    125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                  5.80         04/25/2017           122,992
    100,000   BURLINGTON RESOURCES FINANCE COMPANY                                      6.50         12/01/2011           109,710
    500,000   BURLINGTON RESOURCES FINANCE COMPANY                                      7.20         08/15/2031           580,550
    350,000   CANADIAN NATIONAL RAILWAY COMPANY                                         6.38         11/15/2037           352,947
     65,000   CANADIAN NATURAL RESOURCES LIMITED                                        4.90         12/01/2014            64,007
    150,000   CANADIAN NATURAL RESOURCES LIMITED                                        5.70         05/15/2017           151,267
    200,000   CANADIAN NATURAL RESOURCES LIMITED                                        6.25         03/15/2038           190,373
    360,000   CANADIAN PACIFIC RAILWAY COMPANY                                          5.75         03/15/2033           299,439
     65,000   CANADIAN PACIFIC RAILWAY COMPANY                                          5.95         05/15/2037            55,062
     65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                         5.63         04/20/2015            64,939
    275,000   CIT GROUP FUNDING COMPANY OF CANADA                                       4.65         07/01/2010           264,750
    275,000   CIT GROUP FUNDING COMPANY OF CANADA                                       5.20         06/01/2015           229,831
     25,000   CIT GROUP FUNDING COMPANY OF CANADA                                       5.60         11/02/2011            23,739
    325,000   CONOCO FUNDING COMPANY                                                    6.35         10/15/2011           357,541
    150,000   CONOCOPHILLIPS CANADA                                                     5.63         10/15/2016           159,397
    100,000   COVIDIEN INTERNATIONAL FINANCE SA++                                       5.45         10/15/2012           105,006
    100,000   COVIDIEN INTERNATIONAL FINANCE SA++                                       6.00         10/15/2017           104,599
     50,000   COVIDIEN INTERNATIONAL FINANCE SA++                                       6.55         10/15/2037            51,657
    500,000   DEUTSCHE BANK AG LONDON                                                   6.00         09/01/2017           530,413
    275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.75         03/23/2016           281,568
    325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.00         06/15/2010           353,440
    330,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25         06/15/2030           402,753
    175,000   DIAGEO CAPITAL PLC                                                        4.38         05/03/2010           178,660
     50,000   DIAGEO CAPITAL PLC                                                        5.20         01/30/2013            51,876
     50,000   DIAGEO CAPITAL PLC                                                        5.75         10/23/2017            51,464
     75,000   DIAGEO CAPITAL PLC                                                        5.88         09/30/2036            70,686
    125,000   DIAGEO FINANCE BV                                                         5.30         10/28/2015           126,875

76 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS@ (CONTINUED)
$    100,000  ENBRIDGE INCORPORATED                                                     5.60%       04/01/2017    $       99,995
     100,000  ENCANA HOLDINGS FINANCE CORPORATION                                       5.80        05/01/2014           104,834
     100,000  FALCONBRIDGE LIMITED                                                      6.00        10/15/2015            98,793
     250,000  FRANCE TELECOM SA                                                         7.75        03/01/2011           274,008
     225,000  FRANCE TELECOM SA                                                         8.50        03/01/2031           286,610
     100,000  HANSON PLC                                                                6.13        08/15/2016            99,963
     350,000  HSBC HOLDINGS PLC                                                         6.50        09/15/2037           327,033
     100,000  HUSKY ENERGY INCORPORATED                                                 6.80        09/15/2037           102,569
     180,000  ING GROEP NV+/-                                                           5.78        12/31/2049           163,148
     100,000  LAFARGE SA                                                                6.15        07/15/2011           104,795
      75,000  LAFARGE SA                                                                6.50        07/15/2016            75,136
     100,000  NEXEN INCORPORATED                                                        5.65        05/15/2017           100,133
     100,000  NEXEN INCORPORATED                                                        6.40        05/15/2037            96,772
     250,000  NORSK HYDRO ASA                                                           6.80        01/15/2028           271,145
      75,000  ORIX CORPORATION                                                          5.48        11/22/2011            74,914
      75,000  POTASH CORPORATION SASKATCHEWAN                                           5.88        12/01/2036            70,209
     500,000  ROGERS WIRELESS INCORPORATED                                              7.50        03/15/2015           544,871
     200,000  ROYAL BANK CANADA                                                         5.65        07/20/2011           214,410
     360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.00        10/01/2014           353,043
   1,000,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          6.40        04/01/2009         1,026,543
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                                       7.65        12/31/2049           103,186
     120,000  ROYAL KPN NV                                                              8.00        10/01/2010           130,724
      75,000  ROYAL KPN NV                                                              8.38        10/01/2030            87,453
     225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                               7.63        09/14/2010           247,777
     500,000  SHELL INTERNATIONAL FINANCE                                               4.95        03/22/2012           533,118
      75,000  SUNCOR ENERGY INCORPORATED                                                5.95        12/01/2034            70,143
     150,000  SUNCOR ENERGY INCORPORATED                                                6.50        06/15/2038           148,784
     100,000  TALISMAN ENERGY                                                           6.25        02/01/2038            93,469
      65,000  TECK COMINCO LIMITED                                                      6.13        10/01/2035            52,170
     300,000  TELECOM ITALIA CAPITAL SA                                                 4.00        01/15/2010           298,442
     200,000  TELECOM ITALIA CAPITAL SA                                                 5.25        10/01/2015           191,203
     150,000  TELECOM ITALIA CAPITAL SA                                                 6.00        09/30/2034           139,473
     350,000  TELECOM ITALIA CAPITAL SA                                                 6.20        07/18/2011           362,390
      50,000  TELEFONICA EMISIONES SAU                                                  5.98        06/20/2011            52,255
     150,000  TELEFONICA EMISIONES SAU                                                  6.42        06/20/2016           157,253
     550,000  TELEFONICA EMISIONES SAU                                                  7.05        06/20/2036           591,413
     180,000  TELEFONICA EUROPE BV                                                      7.75        09/15/2010           195,661
     120,000  TELEFONICA EUROPE BV                                                      8.25        09/15/2030           143,672
      65,000  TELEFONOS DE MEXICO SA DE CV                                              5.50        01/27/2015            64,190
     180,000  TELUS CORPORATION                                                         8.00        06/01/2011           199,964
     200,000  THOMSON CORPORATION                                                       5.70        10/01/2014           207,299
      65,000  TRANSCANADA PIPELINES LIMITED                                             4.88        01/15/2015            64,232
     100,000  TRANSCANADA PIPELINES LIMITED                                             5.60        03/31/2034            90,959
     585,000  TRANSCANADA PIPELINES LIMITED                                             6.20        10/15/2037           566,411
     120,000  TRANSOCEAN INCORPORATED                                                   7.50        04/15/2031           131,944
     500,000  TYCO ELECTRONIC GROUP SA++                                                6.00        10/01/2012           527,664
     400,000  TYCO INTERNATIONAL GROUP SA                                               6.00        11/15/2013           420,285
      75,000  TYCO INTERNATIONAL GROUP SA                                               6.88        01/15/2029            71,990
     355,000  VALE OVERSEAS LIMITED                                                     6.25        01/23/2017           357,614
     210,000  VALE OVERSEAS LIMITED                                                     6.88        11/21/2036           202,942
     180,000  VODAFONE GROUP PLC                                                        4.63        07/15/2018           164,608
   1,000,000  VODAFONE GROUP PLC                                                        5.00        12/16/2013         1,000,320
      75,000  VODAFONE GROUP PLC                                                        5.38        01/30/2015            74,974
     250,000  VODAFONE GROUP PLC                                                        7.88        02/15/2030           283,159
     300,000  WEATHERFORD INTERNATIONAL INCORPORATED                                    6.50        08/01/2036           296,528

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 77


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS@ (CONTINUED)
$    100,000  XL CAPITAL LIMITED                                                        5.25%       09/15/2014    $       91,503
     100,000  XL CAPITAL LIMITED                                                        6.25        05/15/2027            83,734

TOTAL FOREIGN CORPORATE BONDS (COST $21,881,921)                                                                      22,145,974
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS@: 24.85%
     193,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                                6.00        02/15/2017           177,097
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                                6.50        05/15/2013            92,061
     448,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                                5.75        06/15/2011           406,822
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                                7.50        09/15/2009            92,301
     385,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                   5.50        03/28/2028           654,354
   1,364,000  BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                   5.00        09/28/2012         2,198,800
     620,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                   5.50        09/28/2017         1,044,145
     855,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                   4.25        09/28/2014         1,340,002
      80,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                   5.00        03/28/2035           127,525
     600,000  BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                   3.00        03/28/2010           906,221
     250,000  BELGIUM KINGDOM SERIES 49 (EUR)                                           4.00        03/28/2017           376,985
   1,000,000  BUNDESOBLIGATION SERIES 144 (EUR)                                         3.25        04/17/2009         1,514,301
   1,350,000  BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                                4.00        07/04/2016         2,079,271
     745,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                5.25        01/04/2011         1,192,577
     700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                6.25        01/04/2030         1,323,284
   1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                5.00        01/04/2012         2,251,286
   1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                5.00        07/04/2012         1,615,834
   1,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.25        01/04/2014         1,800,220
     660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.75        07/04/2034         1,044,447
   1,010,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                                3.75        01/04/2015         1,546,172
   1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                3.50        01/04/2016         1,494,929
     900,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                4.00        01/04/2037         1,266,763
     655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                                6.25        01/04/2024         1,215,056
     100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                5.63        01/04/2028           175,379
     159,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.00        07/04/2009           243,275
   1,170,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.50        07/04/2009         1,801,733
     850,000  CANADIAN GOVERNMENT BOND (CAD)                                            4.00        06/01/2016           891,246
     200,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.00        06/01/2037           234,188
     552,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.25        06/01/2013           614,426
     500,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.50        06/01/2009           524,237
     876,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.50        06/01/2010           941,212
     450,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.75        06/01/2033           574,459
      95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                                 8.00        06/01/2023           140,520
     593,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                                8.00        06/01/2027           914,880
   1,000,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00        11/15/2010           206,377
     925,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00        11/15/2015           190,273
   1,000,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00        11/15/2017           203,591
   2,500,000  DENMARK GOVERNMENT BOND (DKK)                                             5.00        11/15/2013           544,214
     700,000  DENMARK GOVERNMENT BOND (DKK)                                             6.00        11/15/2009           148,261
   1,420,000  DENMARK GOVERNMENT BOND (DKK)                                             6.00        11/15/2011           313,991
     473,000  DENMARK GOVERNMENT BOND (DKK)                                             7.00        11/10/2024           126,695
   1,200,000  DEUTSCHE BUNDESREPUBLIK (EUR)                                             4.50        01/04/2013         1,914,407
   1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          3.75        04/25/2021         1,445,225
   1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00        04/25/2009         2,289,624
     500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00        10/25/2009           767,679
   1,400,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00        04/25/2014         2,172,795
     800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.75        10/25/2012         1,280,947
   1,145,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.75        04/25/2035         1,785,936
   1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00        04/25/2012         1,609,564
     800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00        10/25/2016         1,313,302

78 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS@ (CONTINUED)
$    950,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.50%       04/25/2010    $    1,510,250
     570,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          6.00        10/25/2025         1,031,677
   1,300,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          8.50        10/25/2019         2,760,492
   1,155,000  FRENCH TREASURY NOTE BTAN (EUR)                                           3.00        01/12/2011         1,740,268
   1,024,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.00        01/15/2010         1,544,861
   1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.75        08/01/2016         2,111,518
   1,190,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.00        02/01/2037         1,557,641
   1,525,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25        11/01/2009         2,346,745
   1,047,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25        02/01/2015         1,625,210
   1,411,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25        02/01/2019         2,129,031
     500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.75        02/01/2013           795,696
   1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.00        02/01/2012         2,099,862
   2,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.50        11/01/2010         3,990,208
   1,225,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.00        05/01/2031         2,156,275
   1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.50        11/01/2027         1,850,266
     230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   9.00        11/01/2023           516,950
 200,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                           0.60        03/20/2009         1,925,806
 620,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                           0.80        06/20/2009         5,984,960
 467,700,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                           0.50        12/20/2009         4,496,277
 390,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                           0.50        06/20/2010         3,749,334
 437,850,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                           1.70        03/22/2010         4,311,602
 452,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                           1.80        12/20/2010         4,495,535
 446,400,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                           1.50        12/20/2011         4,418,440
 215,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                           1.50        03/20/2012         2,130,019
 300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                           1.30        06/20/2012         2,950,104
 410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                           1.10        09/20/2012         3,997,549
 345,150,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                           0.70        03/20/2013         3,297,191
 335,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                           1.60        09/20/2013         3,349,436
 180,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                           1.50        03/20/2014         1,789,310
  50,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                           1.50        12/20/2014           496,567
 279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                           1.30        03/20/2015         2,739,744
 370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                           1.60        03/20/2016         3,689,173
 330,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                           1.70        12/20/2016         3,300,029
 350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                           1.70        03/20/2017         3,488,236
 124,800,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                         2.30        03/20/2035         1,209,028
 120,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                         2.30        12/20/2036         1,161,247
 253,250,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                         3.70        09/21/2015         2,896,384
 391,850,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                         1.50        03/20/2019         3,771,084
  94,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                         2.40        06/20/2024           977,488
 230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                         2.00        12/20/2024         2,258,023
 150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                         2.20        09/20/2026         1,496,325
 190,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                         2.10        12/20/2026         1,856,671
 225,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                         2.00        03/20/2027         2,180,326
     300,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         3.75        07/15/2014           459,961
     850,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         4.00        07/15/2016         1,304,396
      95,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         4.00        01/15/2037           132,093
   2,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50        07/15/2010         3,989,259
     410,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50        01/15/2028           705,135
      85,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         7.50        01/15/2023           173,967
     862,000  SPAIN GOVERNMENT BOND (EUR)                                               4.00        01/31/2010         1,326,318
      81,000  SPAIN GOVERNMENT BOND (EUR)                                               4.20        01/31/2037           114,111
     752,000  SPAIN GOVERNMENT BOND (EUR)                                               4.40        01/31/2015         1,187,594
     493,000  SPAIN GOVERNMENT BOND (EUR)                                               5.00        07/30/2012           793,283
     442,000  SPAIN GOVERNMENT BOND (EUR)                                               5.50        07/30/2017           745,059
     750,000  SPAIN GOVERNMENT BOND (EUR)                                               5.75        07/30/2032         1,323,174
     650,000  SPAIN GOVERNMENT BOND (EUR)                                               6.15        01/31/2013         1,103,017

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 79


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS@ (CONTINUED)
$  2,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                                  6.75%       05/05/2014    $      431,383
   1,320,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                                  5.25        03/15/2011           223,429
   1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                                  5.00        12/01/2020           288,737
   3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                                  3.00        07/12/2016           530,043
     500,000  UNITED KINGDOM GILT (GBP)                                                 4.00        03/07/2009           991,754
     750,000  UNITED KINGDOM GILT (GBP)                                                 4.00        09/07/2016         1,445,455
     675,000  UNITED KINGDOM GILT (GBP)                                                 4.25        06/07/2032         1,300,615
     450,000  UNITED KINGDOM GILT (GBP)                                                 4.25        12/07/2046           881,115
     700,000  UNITED KINGDOM GILT (GBP)                                                 4.75        06/07/2010         1,412,462
     575,000  UNITED KINGDOM GILT (GBP)                                                 4.75        09/07/2015         1,167,778
     500,000  UNITED KINGDOM GILT (GBP)                                                 4.75        03/07/2020         1,015,578
     815,000  UNITED KINGDOM GILT (GBP)                                                 4.75        12/07/2038         1,718,713
     250,000  UNITED KINGDOM GILT (GBP)                                                 5.00        03/07/2012           512,796
     585,000  UNITED KINGDOM GILT (GBP)                                                 5.00        09/07/2014         1,206,546
     600,000  UNITED KINGDOM GILT (GBP)                                                 6.00        12/07/2028         1,424,234
     200,000  UNITED KINGDOM GILT (GBP)                                                 8.75        08/25/2017           525,549

TOTAL FOREIGN GOVERNMENT BONDS (COST $162,836,141)                                                                   185,745,281
                                                                                                                  --------------
AGENCY NOTES - INTEREST BEARING: 6.46%

FEDERAL FARM CREDIT BANK: 0.01%
     100,000  FFCB<<                                                                    5.00        10/23/2009           104,367
                                                                                                                  --------------
FEDERAL HOME LOAN BANK: 1.47%
   1,000,000  FHLB                                                                      3.75        08/18/2009         1,021,608
   1,000,000  FHLB<<                                                                    4.38        03/17/2010         1,040,170
   1,000,000  FHLB<<                                                                    4.75        04/24/2009         1,027,355
   1,500,000  FHLB<<                                                                    5.00        09/18/2009         1,562,342
   2,050,000  FHLB<<                                                                    5.00        10/16/2009         2,078,548
   1,000,000  FHLB<<                                                                    5.00        11/17/2017         1,059,615
     100,000  FHLB                                                                      5.13        08/14/2013           108,123
   1,200,000  FHLB                                                                      5.38        08/19/2011         1,298,869
     100,000  FHLB                                                                      5.38        09/30/2022           105,977
     100,000  FHLB                                                                      5.50        10/19/2016           104,080
     800,000  FHLB SERIES 363                                                           4.50        11/15/2012           841,722
     400,000  FHLB SERIES 467<<                                                         5.25        06/18/2014           435,081
     250,000  FHLB SERIES 656                                                           5.38        05/18/2016           271,721

                                                                                                                      10,955,211
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.41%
     800,000  FHLMC                                                                     4.50        07/15/2013           840,708
     650,000  FHLMC<<                                                                   4.75        01/19/2016           681,156
   2,000,000  FHLMC<<                                                                   5.00        06/11/2009         2,067,636
   1,000,000  FHLMC                                                                     5.13        04/18/2011         1,070,294
   1,200,000  FHLMC<<                                                                   5.13        07/15/2012         1,294,856
     250,000  FHLMC                                                                     5.20        03/05/2019           254,163
     150,000  FHLMC<<                                                                   5.25        10/06/2011           151,910
     650,000  FHLMC                                                                     5.25        04/18/2016           696,720
   1,000,000  FHLMC                                                                     5.38        01/09/2014         1,015,617
     250,000  FHLMC<<                                                                   5.45        09/02/2011           253,510
     150,000  FHLMC                                                                     5.55        10/04/2016           159,785
     250,000  FHLMC                                                                     5.60        09/26/2013           253,689
     100,000  FHLMC                                                                     5.60        10/17/2013           101,426
   1,500,000  FHLMC<<                                                                   5.75        03/15/2009         1,552,163
   2,000,000  FHLMC<<                                                                   6.00        07/06/2017         2,082,768
     100,000  FHLMC                                                                     6.00        10/20/2021           104,493

80 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  1,000,000  FHLMC<<                                                                   6.00%       03/30/2022    $    1,030,355
   1,000,000  FHLMC<<                                                                   6.00        04/16/2037         1,040,751
     200,000  FHLMC                                                                     6.25        07/15/2032           234,976
     300,000  FHLMC                                                                     6.75        03/15/2031           371,327
   1,700,000  FHLMC<<                                                                   6.88        09/15/2010         1,875,340
     250,000  FHLMC SERIES MTN                                                          3.29        06/16/2009           250,012
     650,000  FHLMC SERIES MTN                                                          5.00        12/14/2018           642,125

                                                                                                                      18,025,780
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.57%
   1,500,000  FNMA<<                                                                    4.38        09/15/2012         1,573,353
   1,500,000  FNMA<<                                                                    4.38        03/15/2013         1,568,583
   3,500,000  FNMA<<                                                                    4.63        12/15/2009         3,640,368
     950,000  FNMA<<                                                                    5.00        03/15/2016         1,008,343
     500,000  FNMA                                                                      5.00        02/13/2017           529,367
   1,200,000  FNMA<<                                                                    5.00        05/11/2017         1,271,382
   2,200,000  FNMA<<                                                                    5.25        08/01/2012         2,352,893
   1,000,000  FNMA<<                                                                    5.38        04/11/2022         1,027,976
   1,000,000  FNMA<<                                                                    5.40        04/02/2012         1,002,325
     200,000  FNMA                                                                      5.45        10/18/2021           211,794
      75,000  FNMA                                                                      5.63        11/15/2021            78,900
     150,000  FNMA                                                                      5.63        07/15/2037           164,343
   2,400,000  FNMA                                                                      6.00        08/22/2016         2,430,941
     200,000  FNMA                                                                      6.21        08/06/2038           237,264
   1,000,000  FNMA<<                                                                    6.63        09/15/2009         1,065,414
     300,000  FNMA                                                                      6.63        11/15/2030           365,692
     500,000  FNMA                                                                      7.25        05/15/2030           649,777
      50,000  FNMA SERIES 1<<                                                           5.50        11/17/2016            52,058

                                                                                                                      19,230,773
                                                                                                                  --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $46,244,870)                                                              48,316,131
                                                                                                                  --------------
AGENCY SECURITIES: 25.16%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.65%
     800,000  FHLMC<<                                                                   4.88        11/15/2013           855,228
   1,000,000  FHLMC<<                                                                   6.63        09/15/2009         1,065,414
   1,517,987  FHLMC #1J1368                                                             5.91        10/01/2036         1,563,516
     866,749  FHLMC #783191+/-                                                          5.68        04/01/2037           906,802
   6,537,524  FHLMC #A11964                                                             5.00        08/01/2033         6,465,916
   1,390,328  FHLMC #A15183                                                             6.00        11/01/2033         1,426,241
   1,062,409  FHLMC #A15966                                                             5.00        11/01/2033         1,050,772
   1,655,983  FHLMC #A16693                                                             5.50        12/01/2033         1,672,205
   1,258,822  FHLMC #A19717                                                             5.00        03/01/2034         1,243,836
   2,423,742  FHLMC #A24888                                                             6.00        07/01/2034         2,484,089
   2,331,238  FHLMC #A29757                                                             5.50        01/01/2035         2,347,090
   1,800,151  FHLMC #A35253                                                             5.50        06/01/2035         1,812,392
   1,138,764  FHLMC #A36541                                                             5.00        08/01/2035         1,123,687
   1,457,923  FHLMC #A41694                                                             5.50        01/01/2036         1,467,837
   2,999,391  FHLMC #A47041                                                             5.00        09/01/2035         2,959,679
     662,832  FHLMC #A54804                                                             6.50        06/01/2036           688,716
   2,021,379  FHLMC #A56988                                                             5.50        02/01/2037         2,034,000
   4,971,527  FHLMC #E01425<<                                                           4.50        08/01/2018         4,995,279
      18,451  FHLMC #E63170                                                             6.00        03/01/2011            19,010
     491,392  FHLMC #E95352                                                             4.50        04/01/2018           493,743
   1,930,724  FHLMC #G01740                                                             5.50        12/01/2034         1,946,614

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 81


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  1,389,095  FHLMC #G02074                                                             5.50%       02/01/2036    $    1,398,541
     535,010  FHLMC #G02184                                                             5.00        04/01/2036           527,926
   1,734,622  FHLMC #G02386                                                             6.00        11/01/2036         1,772,960
     691,228  FHLMC #G02422                                                             6.00        12/01/2036           706,505
   2,697,900  FHLMC #G02478                                                             5.50        12/01/2036         2,715,357
     852,040  FHLMC #G03303                                                             4.50        09/01/2035           813,424
   5,859,314  FHLMC #G03616                                                             6.00        12/01/2037         5,987,542
     490,677  FHLMC #G08190                                                             4.50        01/01/2037           467,762
     477,071  FHLMC #G08192                                                             5.50        04/01/2037           480,050
   1,044,130  FHLMC #G11950                                                             4.50        10/01/2018         1,049,126
     515,837  FHLMC #G12697                                                             5.50        05/01/2022           526,988
      20,287  FHLMC #J02886                                                             6.00        06/01/2021            20,952
     879,922  FHLMC #J04533                                                             6.00        03/01/2022           907,851
      18,930  FHLMC #J04871                                                             6.00        05/01/2022            19,531
     521,370  FHLMC #J05191                                                             6.00        07/01/2022           537,918
      74,712  FHLMC #J05194                                                             5.00        07/01/2022            75,643
     398,583  FHLMC #J05195                                                             5.00        07/01/2022           403,580
     969,540  FHLMC #J05228                                                             5.00        07/01/2022           981,624
     428,036  FHLMC #J05243                                                             5.00        07/01/2022           433,371
     413,177  FHLMC #J05408                                                             5.00        08/01/2022           418,327
     562,745  FHLMC #J05455                                                             5.00        09/01/2022           569,759
   5,000,000  FHLMC TBA%%                                                               6.50        03/01/2038         5,192,190

                                                                                                                      64,628,993
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.40%
     300,000  FNMA^                                                                     4.26        06/01/2017           203,852
     600,000  FNMA                                                                      4.63        10/15/2013           633,687
     200,000  FNMA^                                                                     4.73        10/09/2019           116,958
   1,000,000  FNMA<<                                                                    6.00        05/15/2011         1,094,469
     700,000  FNMA                                                                      6.13        03/15/2012           779,382
   2,000,000  FNMA<<                                                                    6.38        06/15/2009         2,102,832
     500,000  FNMA<<                                                                    7.13        01/15/2030           640,381
   1,000,000  FNMA<<                                                                    7.25        01/15/2010         1,089,261
     587,236  FNMA #190360                                                              5.00        08/01/2035           579,743
   1,275,073  FNMA #254950                                                              5.50        11/01/2033         1,287,519
     631,203  FNMA #255407                                                              5.00        09/01/2024           633,430
     681,391  FNMA #255857                                                              5.50        08/01/2025           693,237
     277,312  FNMA #256758                                                              4.50        05/01/2022           277,615
     602,489  FNMA #256851                                                              7.00        08/01/2037           634,304
     464,339  FNMA #535733                                                              6.50        08/01/2015           487,637
   1,253,076  FNMA #545414                                                              5.50        01/01/2017         1,287,699
     831,996  FNMA #725690                                                              6.00        08/01/2034           852,737
     556,359  FNMA #725773                                                              5.50        09/01/2034           561,012
   1,481,490  FNMA #729333                                                              5.50        07/01/2033         1,495,951
   1,038,966  FNMA #745627+/-                                                           5.50        04/01/2036         1,062,423
     190,437  FNMA #753669                                                              6.00        11/01/2033           195,458
   2,113,179  FNMA #767097                                                              4.00        06/01/2019         2,062,570
     933,902  FNMA #775199+/-                                                           4.26        05/01/2034           942,385
     905,447  FNMA #776966                                                              5.00        04/01/2034           894,965
   3,061,271  FNMA #777075                                                              5.00        04/01/2034         3,029,004
     664,841  FNMA #779510                                                              5.00        06/01/2019           674,341
   3,363,621  FNMA #793607<<                                                            5.00        09/01/2019         3,411,686
     781,271  FNMA #793675                                                              6.00        09/01/2034           800,747
     850,735  FNMA #794514                                                              5.00        10/01/2019           862,892
     672,574  FNMA #795047                                                              5.50        10/01/2034           678,199
     701,339  FNMA #796334                                                              6.00        10/01/2034           718,823

82 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    878,218  FNMA #804666                                                              6.00%       11/01/2034    $      900,111
   2,307,478  FNMA #805412                                                              5.50        01/01/2035         2,323,671
     849,781  FNMA #811460                                                              5.00        06/01/2020           860,945
     525,590  FNMA #812338                                                              6.00        03/01/2035           537,866
      93,760  FNMA #821030                                                              4.50        05/01/2035            89,806
     262,633  FNMA #822651                                                              4.50        04/01/2035           251,556
   3,501,223  FNMA #824601                                                              5.50        12/01/2034         3,530,503
     670,936  FNMA #828346                                                              5.00        07/01/2035           662,375
     188,640  FNMA #828698                                                              5.00        07/01/2035           186,233
     698,077  FNMA #829190                                                              5.00        07/01/2035           689,170
     636,110  FNMA #830957                                                              5.50        08/01/2035           640,574
     627,230  FNMA #831406                                                              6.00        03/01/2036           641,235
   1,164,708  FNMA #831625                                                              7.00        06/01/2036         1,226,181
      53,039  FNMA #832199                                                              4.50        07/01/2035            50,802
   1,349,159  FNMA #834657                                                              5.50        08/01/2035         1,358,627
   2,409,332  FNMA #835284                                                              5.50        09/01/2035         2,426,240
   3,181,986  FNMA #835331<<                                                            5.50        08/01/2035         3,204,316
     401,490  FNMA #836068                                                              4.50        10/01/2020           401,890
     557,096  FNMA #836958                                                              4.50        10/01/2035           533,599
   3,146,628  FNMA #839064<<                                                            6.00        01/01/2036         3,220,119
   1,335,965  FNMA #843901                                                              4.50        09/01/2035         1,279,618
   5,110,097  FNMA #844158                                                              5.00        11/01/2035         5,044,893
   5,732,746  FNMA #844703                                                              5.50        12/01/2035         5,772,977
     274,063  FNMA #845782                                                              4.50        10/01/2020           274,336
     502,373  FNMA #847926                                                              4.50        12/01/2020           502,874
   1,381,077  FNMA #851264                                                              5.50        05/01/2021         1,413,278
     781,964  FNMA #878198                                                              5.50        09/01/2036           787,021
   1,854,892  FNMA #879094+/-                                                           5.36        05/01/2036         1,896,695
     926,478  FNMA #888221                                                              5.50        03/01/2037           932,468
     742,986  FNMA #888815                                                              4.50        11/01/2022           743,738
   2,659,074  FNMA #895995<<                                                            6.50        07/01/2036         2,757,312
   1,250,290  FNMA #897130                                                              6.50        09/01/2036         1,296,481
     246,232  FNMA #904767+/-                                                           5.52        12/01/2036           249,911
     636,830  FNMA #907860+/-                                                           5.53        02/01/2037           651,503
     885,726  FNMA #908182                                                              5.50        12/01/2021           906,378
   1,760,074  FNMA #908249                                                              6.50        12/01/2036         1,825,098
     885,631  FNMA #909855                                                              5.50        02/01/2037           891,128
     921,909  FNMA #910093+/-                                                           5.73        03/01/2037           924,645
     262,549  FNMA #910535+/-                                                           5.54        01/01/2037           266,244
     501,066  FNMA #914224+/-                                                           5.46        03/01/2037           513,794
     854,148  FNMA #917101                                                              5.00        05/01/2037           841,591
     466,469  FNMA #918049                                                              6.50        05/01/2037           483,666
   3,960,033  FNMA #919640                                                              6.00        09/01/2037         4,047,934
   4,729,253  FNMA #922672+/-                                                           4.33        06/01/2036         4,773,011
   1,989,301  FNMA #922674+/-                                                           4.78        04/01/2036         2,027,926
   1,238,469  FNMA #922675+/-                                                           4.80        06/01/2035         1,256,062
     850,484  FNMA #928433                                                              7.00        05/01/2037           895,395
     524,973  FNMA #928507                                                              6.50        06/01/2037           544,327
   5,659,473  FNMA #941164                                                              6.00        10/01/2037         5,785,097
     897,379  FNMA #949594                                                              6.00        08/01/2022           927,419
   1,088,177  FNMA #950300                                                              6.00        08/01/2037         1,113,592
   1,499,852  FNMA #955801                                                              6.00        10/01/2037         1,533,144

                                                                                                                     107,680,574
                                                                                                                  --------------

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 83


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.11%
$      2,034  GNMA #337120                                                              6.50%       11/15/2023    $        2,134
       2,074  GNMA #379192                                                              6.50        12/15/2023             2,176
   2,220,944  GNMA #520782<<                                                            5.00        03/15/2035         2,227,323
   1,174,209  GNMA #605373<<                                                            5.50        09/15/2034         1,202,443
     250,024  GNMA #617417                                                              6.50        02/15/2037           261,339
     815,197  GNMA #632007                                                              6.50        10/15/2036           852,060
   1,744,577  GNMA #633305<<                                                            5.50        12/15/2035         1,785,782
   1,242,216  GNMA #648391<<                                                            5.50        11/15/2035         1,271,556
     789,357  GNMA #653068                                                              5.50        03/15/2036           807,512
   1,061,329  GNMA #654920<<                                                            6.00        06/15/2036         1,099,032
     247,265  GNMA #658328                                                              4.50        03/15/2037           238,436
     423,985  GNMA #663342                                                              6.50        12/15/2036           443,158
     288,429  GNMA #664629                                                              7.00        03/15/2037           305,085
     232,103  GNMA #667470                                                              6.00        05/15/2037           240,348
     732,058  GNMA #668585                                                              6.00        08/15/2037           758,064
     712,320  GNMA #669078                                                              6.00        06/15/2037           737,624
     479,612  GNMA #671433                                                              6.00        07/15/2037           496,649
     216,200  GNMA #782167                                                              6.00        06/15/2037           223,986
     500,000  GNMA TBA%%                                                                5.00        03/01/2038           500,469
   2,250,000  GNMA TBA%%                                                                6.00        03/01/2037         2,327,344

                                                                                                                      15,782,520
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $182,582,377)                                                                          188,092,087
                                                                                                                  --------------
US TREASURY SECURITIES: 17.67%

US TREASURY BONDS: 5.64%
   1,400,000  US TREASURY BOND                                                          4.38        02/15/2038         1,389,391
     450,000  US TREASURY BOND<<                                                        4.50        02/15/2036           455,730
   1,600,000  US TREASURY BOND<<                                                        4.75        02/15/2037         1,686,250
   2,000,000  US TREASURY BOND<<                                                        5.50        08/15/2028         2,296,562
   1,150,000  US TREASURY BOND<<                                                        6.00        02/15/2026         1,388,446
   1,000,000  US TREASURY BOND<<                                                        6.25        08/15/2023         1,229,297
   1,500,000  US TREASURY BOND<<                                                        6.25        05/15/2030         1,894,218
     700,000  US TREASURY BOND                                                          6.38        08/15/2027           883,476
     950,000  US TREASURY BOND<<                                                        6.63        02/15/2027         1,228,171
   1,500,000  US TREASURY BOND<<                                                        6.88        08/15/2025         1,972,968
   2,000,000  US TREASURY BOND<<                                                        7.50        11/15/2016         2,599,376
   1,100,000  US TREASURY BOND                                                          8.00        11/15/2021         1,548,422
   3,500,000  US TREASURY BOND<<                                                        8.13        08/15/2019         4,872,658
   1,700,000  US TREASURY BOND<<                                                        8.50        02/15/2020         2,439,898
   2,500,000  US TREASURY BOND<<                                                        8.75        05/15/2017         3,511,720
   2,900,000  US TREASURY BOND                                                          8.75        08/15/2020         4,257,110
   1,275,000  US TREASURY BOND<<                                                        8.88        08/15/2017         1,811,496
   2,000,000  US TREASURY BOND<<                                                        8.88        02/15/2019         2,904,062
   2,600,000  US TREASURY BOND<<                                                        9.13        05/15/2018         3,798,233

                                                                                                                      42,167,484
                                                                                                                  --------------
US TREASURY NOTES: 12.03%
   1,000,000  US TREASURY NOTE<<                                                        3.13        11/30/2009         1,025,625
   4,300,000  US TREASURY NOTE<<                                                        3.38        09/15/2009         4,417,244
   3,000,000  US TREASURY NOTE<<                                                        3.38        10/15/2009         3,085,782
   3,500,000  US TREASURY NOTE<<                                                        3.50        12/15/2009         3,616,757
   4,500,000  US TREASURY NOTE<<                                                        3.63        06/15/2010         4,698,986
   3,500,000  US TREASURY NOTE<<                                                        3.88        05/15/2009         3,595,977
   2,000,000  US TREASURY NOTE<<                                                        3.88        09/15/2010         2,105,624
   3,000,000  US TREASURY NOTE<<                                                        3.88        10/31/2012         3,187,266

84 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (CONTINUED)
$  3,750,000  US TREASURY NOTE<<                                                        3.88%       02/15/2013    $    3,989,355
   6,200,000  US TREASURY NOTE<<                                                        4.00        03/15/2010         6,494,500
   4,300,000  US TREASURY NOTE<<                                                        4.25        01/15/2011         4,590,250
   9,700,000  US TREASURY NOTE<<                                                        4.25        08/15/2013        10,496,457
   3,000,000  US TREASURY NOTE<<                                                        4.25        11/15/2013         3,247,734
   1,870,000  US TREASURY NOTE<<                                                        4.25        11/15/2014         2,015,802
   3,800,000  US TREASURY NOTE<<                                                        4.50        04/30/2012         4,131,907
   4,000,000  US TREASURY NOTE<<                                                        4.50        05/15/2017         4,309,064
   3,000,000  US TREASURY NOTE<<                                                        4.63        10/31/2011         3,265,077
   2,000,000  US TREASURY NOTE                                                          4.63        02/29/2012         2,183,124
   4,000,000  US TREASURY NOTE<<                                                        4.63        07/31/2012         4,373,436
   2,500,000  US TREASURY NOTE<<                                                        4.75        03/31/2011         2,711,720
   3,000,000  US TREASURY NOTE<<                                                        4.88        08/15/2009         3,142,500
   2,500,000  US TREASURY NOTE<<                                                        5.00        08/15/2011         2,747,655
   2,500,000  US TREASURY NOTE<<                                                        6.00        08/15/2009         2,659,180
   3,500,000  US TREASURY NOTE<<                                                        6.50        02/15/2010         3,823,698

                                                                                                                      89,914,720
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $126,019,165)                                                                     132,082,204
                                                                                                                  --------------

      SHARES
COLLATERAL FOR SECURITIES LENDING: 24.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.94%
     243,599  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                243,599
   3,760,950  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                3,760,950
   3,008,760  DAILY ASSETS FUND INSTITUTIONAL                                                                          3,008,760

                                                                                                                       7,013,309
                                                                                                                  --------------

   PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 23.74%
$    511,489  AMSTEL FUNDING CORPORATION                                                3.32        03/17/2008           510,735
   1,203,504  AMSTERDAM FUNDING CORPORATION                                             3.34        03/20/2008         1,201,389
   1,504,380  APRECO LLC                                                                3.20        03/10/2008         1,503,177
     707,059  ASPEN FUNDING CORPORATION                                                 3.31        03/18/2008           705,957
   2,256,570  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28        03/17/2008         2,253,281
   9,026,280  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,028,710)                                               3.23        03/03/2008         9,026,280
   3,760,950  BASF FINANCE EUROPE NV+/-++                                               3.89        10/17/2008         3,758,088
   2,256,570  BNP PARIBAS+/-                                                            3.14        08/07/2008         2,253,596
   3,760,950  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,761,944)                                               3.17        03/03/2008         3,760,950
   5,265,330  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,266,738)                                               3.21        03/03/2008         5,265,330
   1,466,771  CAFCO LLC++                                                               3.32        03/11/2008         1,465,418
   2,136,746  CANCARA ASSET SECURITIZATION LIMITED                                      3.33        03/18/2008         2,133,396
     752,190  CANCARA ASSET SECURITIZATION LIMITED                                      3.35        03/05/2008           751,910
   3,384,855  CHARTA LLC++                                                              3.36        03/24/2008         3,377,611
   2,143,742  CHEYNE FINANCE LLC+/-++^^(a)(i)                                           5.12        02/25/2008         1,929,370
     466,358  CIESCO LLC                                                                3.16        03/24/2008           465,419
   9,026,280  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,028,710)                                3.23        03/03/2008         9,026,280
   1,880,475  CULLINAN FINANCE CORPORATION+/-++                                         3.21        08/04/2008         1,873,421
   9,026,280  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,028,710)                                               3.23        03/03/2008         9,026,280
   1,861,670  EUREKA SECURITIZATION INCORPORATED                                        3.25        03/14/2008         1,859,485

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 85


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  5,453,378  FAIRWAY FINANCE CORPORATION++                                             3.33%       03/12/2008    $    5,447,829
   3,046,370  FALCON ASSET SECURITIZATION CORPORATION                                   3.20        03/11/2008         3,043,662
   5,295,418  GALLEON CAPITAL LLC++                                                     3.40        03/05/2008         5,293,417
   1,504,380  GEMINI SECURITIZATION INCORPORATED++                                      3.30        03/13/2008         1,502,725
   1,203,504  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20        06/16/2008         1,203,504
   6,017,520  GRAMPIAN FUNDING LIMITED                                                  3.23        03/06/2008         6,014,821
   9,026,280  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $9,028,687)               3.20        03/03/2008         9,026,280
   2,632,665  ING USA ANNUITY & LIFE INSURANCE+/-                                       3.20        10/16/2008         2,632,665
   9,092,583  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,095,030)                                               3.23        03/03/2008         9,092,583
   2,068,523  LIBERTY STREET FUNDING CORPORATION++                                      3.30        03/03/2008         2,068,143
   9,026,280  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $9,028,687)                           3.20        03/03/2008         9,026,280
   1,880,475  METLIFE GLOBAL FUNDING I+/-++                                             3.12        10/21/2008         1,880,291
   5,175,067  MONT BLANC CAPITAL CORPORATION                                            3.37        03/25/2008         5,163,475
   1,128,285  MORGAN STANLEY+/-                                                         3.20        04/07/2008         1,128,285
   1,156,492  MORGAN STANLEY+/-                                                         3.25        10/15/2008         1,156,314
   5,641,425  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,642,934)                                               3.21        03/03/2008         5,641,425
   1,880,475  NATEXIS BANQUES POPULAIRES+/-++                                           4.92        09/08/2008         1,872,453
   3,949,244  PICAROS FUNDING LLC++                                                     5.21        03/07/2008         3,945,331
   1,338,898  PREMIUM ASSET TRUST+/-++                                                  4.40        07/15/2008         1,340,178
   3,531,908  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27        03/22/2008         3,527,076
   2,068,523  SCALDIS CAPITAL LIMITED                                                   3.29        03/20/2008         2,064,942
   1,617,209  SHEFFIELD RECEIVABLES CORPORATION                                         3.22        03/06/2008         1,616,485
   1,353,942  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32        03/12/2008         1,352,569
   1,504,380  SLM CORPORATION+/-++                                                      3.16        05/12/2008         1,499,710
   3,008,760  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27        04/03/2008         2,682,611
   2,015,869  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32        03/03/2008         2,015,497
   3,610,512  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35        03/17/2008         3,605,137
   7,521,900  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32        10/03/2008         7,521,900
   1,880,475  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19        10/08/2008         1,879,114
   3,806,082  VERSAILLES CDS LLC                                                        3.60        03/13/2008         3,801,514
   1,880,475  VICTORIA FINANCE LLC+/-++^^(a)(i)                                         3.61        08/07/2008         1,676,632
   1,880,475  VICTORIA FINANCE LLC+/-++^^(a)(i)                                         5.11        05/02/2008         1,676,632
   3,008,760  WACHOVIA BANK NA+/-                                                       4.68        01/12/2009         2,989,357
     977,847  WINDMILL FUNDING CORPORATION++                                            3.33        03/24/2008           975,773

                                                                                                                     177,511,983
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,428,661)                                                          184,525,292
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 2.50%
  18,651,713  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                            3.22           03/03/2008        18,651,713
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,651,713)                                                                       18,651,713
                                                                                                                  --------------

86 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $903,097,461)*                                             125.89%                                          $  941,075,740

OTHER ASSETS AND LIABILITIES, NET                                (25.89)                                            (193,535,725)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  747,540,015
                                                                 ------                                           --------------

--------------------------------------------------------------------------------

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Foreign bond principal is denominated in US dollars.

^    Zero coupon bond. Interest rate presented is yield to maturity.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(l)  Long-term security of an affiliate of the fund with a cost of $2,999,814.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the fund with a cost of $18,651,713.

* Cost for federal income tax purposes is $903,103,082 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                    $38,881,648
     Gross unrealized depreciation                       (908,990)
                                                      -----------
     Net unrealized appreciation (depreciation)       $37,972,658

     The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 87


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.26%

ADMINISTRATION OF ECONOMIC PROGRAMS: 0.02%
     59,505  HINDUSTAN UNILEVER LIMITED                                                                           $      334,320
                                                                                                                  --------------

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
      4,900  KURITA WATER INDUSTRIES LIMITED                                                                             154,462
                                                                                                                  --------------

AEROSPACE, DEFENSE: 0.02%
     27,112  ROLLS ROYCE GROUP PLC                                                                                       232,422
                                                                                                                  --------------

AGRICULTURAL PRODUCTION CROPS: 0.01%
      1,105  EBRO PULEVA SA                                                                                               20,782
     54,500  SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                                 59,935

                                                                                                                          80,717
                                                                                                                  --------------

AGRICULTURAL SERVICES: 0.17%
      2,265  ABB GRAIN LIMITEDZ                                                                                           17,991
     31,900  ASIATIC DEVELOPMENT BHD                                                                                      91,704
     14,500  ASTRA AGRO LESTARI TBK PT                                                                                    49,422
     43,700  AWB LIMITED                                                                                                  94,369
     32,400  CHAODA MODERN AGRICULTURE LIMITED                                                                            36,521
      1,228  CRESUD SACIFYA<<                                                                                             21,785
    124,000  GOLDEN AGRI-RESOURCES LIMITED                                                                                97,900
    182,400  IOI CORPORATION BHD                                                                                         453,666
     48,700  KUALA LUMPUR KEPONG BHD                                                                                     279,283
     26,000  OLAM INTERNATIONAL LIMITED                                                                                   47,304
      3,600  UNITED PLANTATIONS BHD                                                                                       15,960
     35,005  VCA ANTECH INCORPORATED+                                                                                  1,124,011
      2,800  YARA INTERNATIONAL ASA                                                                                      156,342

                                                                                                                       2,486,258
                                                                                                                  --------------

AIRPORT DEVELOPMENT, MAINTENANCE: 0.02%
     30,262  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                       59,490
     22,746  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                        254,213

                                                                                                                         313,703
                                                                                                                  --------------

AMUSEMENT & RECREATION SERVICES: 0.35%
     12,871  ARISTOCRAT LEISURE LIMITED                                                                                  122,575
        500  ARUZE CORPORATION                                                                                            15,954
     44,700  BEC WORLD PCL                                                                                                38,644
    113,400  BERJAYA SPORTS TOTO BHD                                                                                     181,234
     60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                      32,316
      1,141  CLUB MEDITERRANEE+                                                                                           53,573
      1,500  DAIICHIKOSHO COMPANY LIMITED                                                                                 14,807
      1,861  FLIGHT CENTRE LIMITED                                                                                        46,496
         11  FUJI TELEVISION NETWORK INCORPORATED                                                                         16,639
        917  GESTEVISION TELECINCO SA                                                                                     19,516
      1,200  H.I.S COMPANY LIMITED                                                                                        20,087
      4,270  INFORMA PLC                                                                                                  29,120
     12,792  INTERNATIONAL GAME TECHNOLOGY                                                                               577,559
     12,907  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                  514,215
      6,984  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                           130,315
      5,120  KANGWON LAND INCORPORATED                                                                                   112,086
         74  KUONI REISEN HOLDING                                                                                         34,694
     10,076  LADBROKERS PLC                                                                                               60,505
     15,000  LI NING COMPAY LIMITED                                                                                       46,381
     14,346  LIFE TIME FITNESS INCORPORATED+<<                                                                           416,895

88 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
AMUSEMENT & RECREATION SERVICES (continued)
      2,636  LOTTOMATICA SPA                                                                                      $       95,184
     48,700  MAGNUM CORPORATION BHD                                                                                       50,526
     72,300  MEDIA PRIMA BHD                                                                                              54,297
      7,100  NAMCO BANDAI HOLDINGS INCORPORATED                                                                           87,811
        140  NIPPON TELEVISION NETWORK CORPORATION                                                                        19,266
      4,627  OPAP SA                                                                                                     151,368
      1,700  ORIENTAL LAND COMPANY LIMITED                                                                                99,040
        664  PADDY POWER PLC                                                                                              21,261
     17,971  PARTYGAMING PLC                                                                                               9,316
     24,898  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                      389,903
    131,215  RESORTS WORLD BHD                                                                                           151,761
      2,880  RESORTTRUST INCORPORATED                                                                                     43,657
         12  ROUND ONE CORPORATION                                                                                        13,754
      5,500  SEGA SAMMY HOLDINGS INCORPORATED                                                                             60,682
      3,000  SHOCHIKU COMPANY LIMITED                                                                                     19,812
        609  SOGECABLE SA+                                                                                                25,550
     16,526  TABCORP HOLDINGS LIMITED                                                                                    232,971
     47,996  TATTERSALL'S LIMITED                                                                                        173,030
     10,167  TEN NETWORK HOLDINGS LIMITED                                                                                 23,468
      3,000  TOEI COMPANY LIMITED                                                                                         16,630
     11,000  TOKYO DOME CORPORATION                                                                                       53,166
     12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                 22,875
         30  USJ COMPANY LIMITED                                                                                          19,585
     24,656  WARNER MUSIC GROUP CORPORATION<<                                                                            147,936
      3,265  WILLIAM HILL PLC                                                                                             24,284
     18,770  WMS INDUSTRIES INCORPORATED+                                                                                712,697

                                                                                                                       5,203,441
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 0.75%
     12,837  ABERCROMBIE & FITCH COMPANY CLASS A                                                                         995,253
      1,100  ADERANS COMPANY LIMITED                                                                                      19,956
      2,749  ADIDAS-SALOMON AG                                                                                           174,439
     33,361  AEROPOSTALE INCORPORATED+                                                                                   896,076
      3,300  AOKI HOLDINGS INCORPORATED                                                                                   58,694
      3,400  AOYAMA TRADING COMPANY LIMITED                                                                               71,325
      1,044  BEIERSDORF AG                                                                                                82,681
    128,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                                        154,671
      1,126  BULGARI SPA                                                                                                  12,537
     17,170  CATO CORPORATION                                                                                            268,882
        461  CHARLES VOEGELE HOLDING AG                                                                                   41,081
     69,601  CHARMING SHOPPES INCORPORATED+<<                                                                            383,502
     58,000  CHINA DONGXIANG GROUP COMPANY+                                                                               33,542
      2,000  CHIYODA COMPANY LIMITED                                                                                      29,174
     19,705  CHRISTOPHER & BANKS CORPORATION<<                                                                           212,814
     19,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                            163,748
    157,785  COMPAL ELECTRONIC INCORPORATED                                                                              142,208
      2,449  DEBENHAMS PLC                                                                                                 3,294
        356  DOUGLAS HOLDING AG                                                                                           18,930
     24,834  DRESS BARN INCORPORATED+<<                                                                                  327,312
      2,400  FAST RETAILING COMPANY LIMITED                                                                              177,294
        950  GEOX SPA                                                                                                     13,957
    256,000  GIORDANO INTERNATIONAL LIMITED                                                                              106,854
      9,000  HANKYU DEPARTMENT STORES                                                                                     64,696
     24,513  HOT TOPIC INCORPORATED+<<                                                                                   112,515
      3,755  INDUSTRIA DE DISENO TEXTIL SA                                                                               193,583
      6,600  ISETAN COMPANY LIMITED                                                                                       78,406

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 89


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
APPAREL & ACCESSORY STORES (continued)
     18,085  J.CREW GROUP INCORPORATED+<<                                                                         $      724,304
     22,104  JUST GROUP LIMITED                                                                                           71,237
     11,391  KOHL'S CORPORATION+                                                                                         506,216
      3,758  L'OREAL SA                                                                                                  445,966
        465  LOTTE SHOPPING COMPANY LIMITED                                                                              157,381
     12,300  MARUI COMPANY LIMITED                                                                                       125,985
     10,000  MITSUKOSHI LIMITED                                                                                           40,173
      3,051  NEXT PLC                                                                                                     77,379
      2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                           22,973
      8,068  NORDSTROM INCORPORATED                                                                                      298,758
      1,603  ORIFLAME COSMETICS SA                                                                                       107,110
     42,762  PACIFIC SUNWEAR OF CALIFORNIA+                                                                              477,224
      1,036  PINAULT-PRINTEMPTS-REDOUTE SA                                                                               141,297
        730  POINT INCORPORATED                                                                                           26,630
        122  PUMA AG RUDOLF DASSLER SPORT                                                                                 43,515
    121,380  QUANTA COMPUTER INCORPORATED                                                                                159,123
      2,386  REITMAN'S CANADA LIMITED CLASS A                                                                             39,635
      1,000  RIGHT ON COMPANY LIMITED                                                                                      8,774
     27,099  ROSS STORES INCORPORATED                                                                                    754,707
        900  SHIMANURA COMPANY LIMITED                                                                                    65,259
     11,000  SHISEIDO COMPANY LIMITED                                                                                    250,678
     25,236  SIGNET GROUP PLC                                                                                             30,424
        533  SWATCH GROUP AG                                                                                              30,360
        437  SWATCH GROUP AG CLASS B                                                                                     128,270
      9,000  TAKASHIMAYA COMPANY LIMITED                                                                                  99,397
     12,464  TALBOTS INCORPORATED<<                                                                                      101,956
      2,076  THE WEIR GROUP PLC                                                                                           31,761
     18,357  TRUWORTHS INTERNATIONAL LIMITED                                                                              61,855
     13,259  UNDER ARMOUR INCORPORATED+<<                                                                                488,196
      1,500  UNI-CHARM CORPORATION                                                                                       109,623
      1,900  UNITED ARROWS LIMITED                                                                                        14,916
     16,950  URBAN OUTFITTERS INCORPORATED+<<                                                                            487,821
     17,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                         51,791

                                                                                                                      11,018,118
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.32%
      7,091  BILLABONG INTERNATIONAL LIMITED                                                                              82,342
      6,414  BURBERRY GROUP PLC                                                                                           53,262
      7,992  GUESS? INCORPORATED<<                                                                                       328,711
      5,000  GUNZE LIMITED                                                                                                23,172
      7,001  HENNES & MAURITZ AB CLASS B                                                                                 392,673
      1,094  HERMES INTERNATIONAL                                                                                        128,034
        973  INFOSYS TECHNOLOGIES LIMITED                                                                                 37,143
     16,400  JONES APPAREL GROUP INCORPORATED                                                                            231,404
     19,800  LIZ CLAIBORNE INCORPORATED                                                                                  352,044
         43  LPP SA+                                                                                                      41,268
      3,000  MIZUNO CORPORATION                                                                                           19,522
        330  NOBEL BIOCARE HOLDING AG                                                                                     79,808
      5,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                             48,703
     24,300  PHILLIPS-VAN HEUSEN CORPORATION                                                                             887,193
      8,580  POLO RALPH LAUREN CORPORATION                                                                               533,590
      5,000  PORTS DESIGN LIMITED                                                                                         14,782
    103,006  POU CHEN CORPORATION                                                                                         89,776
     75,142  QUIKSILVER INCORPORATED+<<                                                                                  676,278
      3,000  SANYO SHOKAI LIMITED                                                                                         15,751
     12,800  THE GYMBOREE CORPORATION+<<                                                                                 506,752

90 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
      3,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                               $       25,571
      2,000  TOKYO STYLE COMPANY LIMITED                                                                                  18,971
      4,000  WACOAL CORPORATION                                                                                           60,344
     34,000  YGM TRADING LIMITED                                                                                          22,022

                                                                                                                       4,669,116
                                                                                                                  --------------

APPLICATIONS SOFTWARE: 0.01%
     17,158  WIPRO LIMITED<<                                                                                             198,003
                                                                                                                  --------------

AUTO PARTS & EQUIPMENT: 0.01%
      4,240  HYUNDAI AUTONET COMPANY LIMITED                                                                              24,376
     96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                                                               44,614
    310,300  YARNAPUND PCL                                                                                                34,216

                                                                                                                         103,206
                                                                                                                  --------------

AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
      1,800  TOKAI RIKA COMPANY LIMITED                                                                                   51,755
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.60%
     96,814  TOYOTA MOTOR CORPORATION                                                                                  5,261,613
        700  AUTOBACS SEVEN COMPANY LIMITED                                                                               15,844
     25,359  AUTONATION INCORPORATED+<<                                                                                  369,481
      6,400  AUTOZONE INCORPORATED+                                                                                      736,512
      4,789  BAYERISCHE MOTOREN WERKE AG                                                                                 262,500
      8,100  BRIDGESTONE CORPORATION                                                                                     133,252
      1,200  CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                     74,640
     31,182  CARMAX INCORPORATED+<<                                                                                      572,502
         24  D'IETEREN SA                                                                                                  8,499
      9,616  FREEWORLD COATINGS LIMITED+                                                                                  12,020
     13,000  HOTAI MOTOR COMPANY LIMITED                                                                                  36,717
     78,300  NISSAN MOTOR COMPANY LIMITED                                                                                704,150
     16,393  O'REILLY AUTOMOTIVE INCORPORATED+                                                                           441,955
      2,212  PEUGEOT SA                                                                                                  168,154
        610  USS COMPANY LIMITED                                                                                          37,372

                                                                                                                       8,835,211
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.06%
      3,749  BAJAJ AUTO LIMITED                                                                                          210,989
     11,563  RYDER SYSTEM INCORPORATED                                                                                   666,144

                                                                                                                         877,133
                                                                                                                  --------------

BANKING: 0.00%
        569  EFG INTERNATIONAL                                                                                            19,116
          5  YACHIYO BANK LIMITED                                                                                         20,248

                                                                                                                          39,364
                                                                                                                  --------------

BEVERAGES: 0.00%
      2,737  COCA-COLA ICECEK URETIM AS                                                                                   26,962
                                                                                                                  --------------

BIOPHARMACEUTICALS: 0.02%
     21,443  THERAVANCE INCORPORATED+<<                                                                                  352,737
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.67%
      4,977  AMEC PLC                                                                                                     75,921
      4,729  BALFOUR BEATTY PLC                                                                                           41,495
      3,720  BARRATT DEVELOPMENTS PLC                                                                                     30,093

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 91


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
     16,464  BEAZER HOMES USA INCORPORATED+<<                                                                     $      116,894
      1,697  BELLWAY PLC                                                                                                  26,711
      1,204  BERKELEY GROUP HOLDINGS PLC                                                                                  24,770
        371  BILFINGER BERGER AG                                                                                          29,488
      1,216  BOVIS HOMES GROUP PLC                                                                                        13,980
      5,799  CARILLION PLC                                                                                                42,829
    184,900  CH KARNCHANG PCL                                                                                             46,591
     58,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                           152,299
      3,000  COMSYS HOLDINGS CORPORATION                                                                                  24,315
     27,311  CSR LIMITED                                                                                                  85,090
      1,149  DAELIM INDUSTRIAL COMPANY LIMITED                                                                           178,793
      3,414  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                            73,077
     17,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                        173,587
     59,800  DIALOG GROUP BHD                                                                                             27,225
     53,742  DR HORTON INCORPORATED<<                                                                                    754,000
        808  EIFFAGE SA                                                                                                   71,098
      4,075  ENKA INSAAT VE SANAYI AS                                                                                     61,312
    147,600  GAMUDA BHD                                                                                                  179,457
     12,747  GLOBE TRADE CENTRE SA+                                                                                      181,504
      1,860  GS ENGINEERING & CONSTRUCTION CORPORATION                                                                   284,546
        500  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                       17,686
     34,000  HASEKO CORPORATION                                                                                           51,281
        673  HOCHTIEF AG                                                                                                  73,357
      3,031  HOLCIM LIMITED                                                                                              309,084
      2,963  HYUNDAI DEVELOPMENT COMPANY                                                                                 211,296
      2,554  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                          229,705
     33,000  IJM CORPORATION BHD                                                                                          74,096
     13,306  IMPREGILO SPA                                                                                                70,986
     82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                                 23,456
      8,000  JGC CORPORATION                                                                                             129,732
        771  JM AB                                                                                                        16,443
     30,000  KAJIMA CORPORATION                                                                                           93,109
     15,451  KB HOME<<                                                                                                   369,742
      6,000  KINDEN CORPORATION                                                                                           55,925
      1,090  KONINKLIJKE BAM GROEP NV                                                                                     23,903
        772  KUMHO INDUSTRIAL COMPANY LIMITED                                                                             37,496
    151,700  LAND & HOUSES PCL                                                                                            40,016
      3,761  LEIGHTON HOLDINGS LIMITED                                                                                   157,665
     24,988  LENNAR CORPORATION CLASS A<<                                                                                465,027
        826  LENNAR CORPORATION CLASS B                                                                                   14,191
      2,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                      16,484
     25,900  MALAYSIAN RESOURCES CORPORATION BHD+                                                                         15,968
      1,000  NCC AB                                                                                                       26,280
     63,843  NEW WORLD DEVELOPMENT LIMITED                                                                               171,610
      7,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                      17,812
     23,000  OBAYASHI CORPORATION                                                                                        110,019
      9,000  OKUMURA CORPORATION                                                                                          38,484
        922  PBG SA+                                                                                                     125,639
      4,508  PERSIMMON PLC                                                                                                65,497
        625  POLNORD SA+                                                                                                  30,845
     34,558  PYI CORPORATION LIMITED                                                                                      10,842
        100  ROCKWOOL INTERNATIONAL AS                                                                                    17,440
     25,769  RYLAND GROUP INCORPORATED<<                                                                                 729,005
     16,000  SEKISUI CHEMICAL COMPANY LIMITED                                                                            112,226
     19,000  SEKISUI HOUSE LIMITED                                                                                       196,582
     26,000  SEMBCORP INDUSTRIES LIMITED                                                                                  87,421

92 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
     23,000  SHIMIZU CORPORATION                                                                                  $      110,039
     36,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                   87,046
    291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                     52,771
     17,601  SUEZ SA                                                                                                   1,118,941
     27,000  TAISEI CORPORATION                                                                                           71,187
     11,176  TAYLOR WIMPEY PLC                                                                                            37,817
     11,000  TODA CORPORATION                                                                                             47,840
     26,789  TOLL BROTHERS INCORPORATED+<<                                                                               568,195
      8,065  UNITED CONSTRUCTION GROUP LIMITED                                                                            91,324
     51,000  UNITED FIBER SYSTEM LIMITED                                                                                   7,716
     40,191  URBI DESARROLLOS URBANOS SA DE CV+                                                                          140,725
      4,564  VINCI SA                                                                                                    318,448
      8,220  WCI COMMUNITIES INCORPORATED+<<                                                                              31,976
     11,000  YANLORD LAND GROUP LIMITED                                                                                   19,629
      1,878  YIT OYJ                                                                                                      46,655
     27,700  YTL CORPORATION BHD                                                                                          66,111
     10,000  ZELAN BHD                                                                                                    10,302
        369  ZPH STALPRODUKT SA                                                                                          123,708

                                                                                                                       9,881,855
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
     37,000  ASAHI GLASS COMPANY LIMITED                                                                                 421,427
      4,000  CENTRAL GLASS COMPANY LIMITED                                                                                17,661
      9,000  DAIKIN INDUSTRIES LIMITED                                                                                   404,977
      4,800  DCM JAPAN HOLDINGS COMPANY LIMITED                                                                           25,418
     20,836  FASTENAL COMPANY<<                                                                                          847,192
     19,318  FLETCHER BUILDING LIMITED                                                                                   147,104
        800  FLSMIDTH & COMPANY A/S                                                                                       74,693
     21,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                       80,201
        622  GEBERIT AG                                                                                                   91,510
      1,859  GRAFTON GROUP PLC                                                                                            15,086
     46,030  HOME DEPOT INCORPORATED                                                                                   1,222,097
        600  KCI KONECRANES OYJ                                                                                           21,785
      2,000  KEIYO COMPANY LIMITED                                                                                        10,200
     34,665  KINGFISHER PLC                                                                                               89,484
      1,140  KINGSPAN GROUP PLC                                                                                           15,440
      2,600  KOMERI COMPANY LIMITED                                                                                       60,901
     61,494  LOWE'S COMPANIES INCORPORATED                                                                             1,474,011
     10,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                                            99,264
     18,000  NIPPON SHEET GLASS COMPANY LIMITED                                                                           84,160
      1,435  REECE AUSTRALIA LIMITED                                                                                      30,666
      3,600  RINNAI CORPORATION                                                                                          111,333
      1,161  RONA INCORPORATED+                                                                                           16,408
     15,374  SANDVIK AB                                                                                                  259,236
      5,000  SANWA SHUTTER CORPORATION                                                                                    24,271
        522  SCHINDLER HOLDING AG                                                                                         35,697
      3,715  SCHNEIDER ELECTRIC SA                                                                                       423,004
     89,000  TECHTRONIC INDUSTRIES COMPANY                                                                                86,180
        484  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                                40,520
      1,242  WIENERBERGER AG                                                                                              59,946

                                                                                                                       6,289,872
                                                                                                                  --------------

BUSINESS SERVICES: 6.18%
     75,620  3COM CORPORATION+                                                                                           248,790
     14,711  ACI WORLDWIDE INCORPORATED                                                                                  259,796
     42,911  ACTIVISION INCORPORATED                                                                                   1,169,325

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 93


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
      1,562  ADECCO SA                                                                                            $       81,736
     10,166  ADMINISTAFF INCORPORATED                                                                                    250,694
     23,744  ADOBE SYSTEMS INCORPORATED+                                                                                 798,986
      7,412  ADVENT SOFTWARE INCORPORATED                                                                                333,095
      8,857  AEGIS GROUP PLC                                                                                              19,565
     13,830  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A                                                           701,873
     24,882  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         874,851
     11,347  ALLIANCE DATA SYSTEMS CORPORATION                                                                           574,499
     33,363  ANSYS INCORPORATED+<<                                                                                     1,246,775
     11,687  ARBITRON INCORPORATED<<                                                                                     489,919
     47,967  ARIBA INCORPORATED+                                                                                         427,866
      3,691  ASIAN PAINTS LIMITED                                                                                        101,906
      1,039  ASSECO POLAND SA                                                                                             31,007
      5,349  ASX LIMITED                                                                                                 205,656
        655  ATOS ORIGIN SA+                                                                                              35,296
     34,056  AUTODESK INCORPORATED                                                                                     1,058,801
     22,029  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      880,059
      2,848  AUTONOMY CORPORATION PLC                                                                                     52,976
     61,430  AVIS BUDGET GROUP INCORPORATED                                                                              702,145
      1,203  BAIDU.COM INCORPORATED ADR                                                                                  302,350
      2,762  BANCA CR FIRENZE                                                                                             27,967
     78,340  BEA SYSTEMS INCORPORATED                                                                                  1,493,944
      5,622  BIFFA PLC                                                                                                    38,586
     28,800  BMC SOFTWARE INCORPORATED                                                                                   929,664
        985  BOLSAS Y MARCADOS ESPANOLES                                                                                  49,267
     39,511  BORLAND SOFTWARE CORPORATION                                                                                 77,046
     44,022  BRAMBLES LIMITED                                                                                            422,739
     16,700  CA INCORPORATED                                                                                             382,096
     12,508  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                    546,099
      8,085  CAPITA GROUP PLC                                                                                            104,760
      9,200  CERNER CORPORATION+<<                                                                                       399,740
      3,000  CGI GROUP INCORPORATED+                                                                                      33,223
     37,784  CHECK POINT SOFTWARE TECHNOLOGIES+                                                                          828,225
     37,000  CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                       17,599
    202,000  CHINA UNICOM LIMITED                                                                                        432,099
     10,162  CHOICEPOINT INCORPORATED+<<                                                                                 491,841
     29,167  CIBER INCORPORATED+                                                                                         134,168
     27,900  CITRIX SYSTEMS INCORPORATED+                                                                                918,747
     85,439  CNET NETWORKS INCORPORATED+                                                                                 620,287
     42,349  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,279,363
     34,166  COMPUTER SCIENCES CORPORATION+                                                                            1,484,513
     14,761  COMPUTERSHARE LIMITED                                                                                       115,292
     55,383  COMPUWARE CORPORATION+                                                                                      440,849
     24,277  CONVERGYS CORPORATION+                                                                                      350,560
     22,627  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                     256,816
      2,000  CSK HOLDINGS CORPORATION                                                                                     50,232
         15  CYBERAGENT INCORPORATED                                                                                      17,954
      1,100  DAISEKI COMPANY LIMITED                                                                                      31,252
      1,850  DAVIS SERVICE GROUP PLC                                                                                      18,308
      2,629  DCC PLC                                                                                                      66,146
      1,565  DE LA RUE                                                                                                    27,997
     31,045  DELUXE CORPORATION                                                                                          646,667
         17  DENA COMPANY LIMITED                                                                                        110,154
         66  DENTSU INCORPORATED                                                                                         152,360
     16,760  DIGITAL RIVER INCORPORATED+<<                                                                               546,879
     19,745  DIMENSION DATA HOLDINGS PLC                                                                                  20,078

94 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
        743  DISCOUNT INVESTMENT CORPORATION                                                                      $       19,327
      7,245  DST SYSTEMS INCORPORATED+<<                                                                                 509,034
     72,934  EARTHLINK INCORPORATED+                                                                                     527,313
     48,508  EBAY INCORPORATED+                                                                                        1,278,671
     13,232  ELECTRONIC ARTS INCORPORATED+                                                                               625,741
     34,726  ELECTRONICS FOR IMAGING INCORPORATED+                                                                       522,974
     15,129  EXPERIAN GROUP LIMITED                                                                                      127,181
     36,248  F5 NETWORKS INCORPORATED+                                                                                   803,256
      6,584  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                       346,582
     28,874  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,197,982
      1,415  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                       71,169
     24,714  FISERV INCORPORATED+                                                                                      1,300,451
     17,614  FOCUS MEDIA HOLDING LIMITED+<<                                                                              887,217
      6,081  FORRESTER RESEARCH INCORPORATED+<<                                                                          161,998
     21,000  GALLANT VENTURE LIMITED+                                                                                      9,996
      1,693  GARDA WORLD SECURITY CORPORATION CLASS A+                                                                    26,214
      2,863  GEMALTO NV+                                                                                                  79,585
     11,623  GLOBAL PAYMENTS INCORPORATED                                                                                461,084
      9,918  GOOGLE INCORPORATED CLASS A+                                                                              4,673,163
      1,520  GREATEK ELECTRONIC INCORPORATED                                                                               1,897
     50,000  GUANGDONG INVESTMENT LIMITED                                                                                 26,498
      4,345  HAVAS SA                                                                                                     20,198
      4,000  HAW PAR CORPORATION LIMITED                                                                                  17,941
     50,034  HENRY JACK & ASSOCIATES INCORPORATED                                                                      1,177,300
     26,722  HLTH CORPORATION+<<                                                                                         316,388
        687  HOMESERVE PLC                                                                                                26,866
     34,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                                      655,399
     12,707  HOUSING DEVELOPMENT FINANCE CORPORATION                                                                     873,866
      9,000  HYFLUX LIMITED                                                                                               20,960
        717  I-FLEX SOLUTIONS LIMITED                                                                                     18,875
        237  ILIAD SA                                                                                                     21,854
     13,463  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                                 39,109
     36,036  INFORMATICA CORPORATION+<<                                                                                  629,189
     13,856  INFOSPACE INCORPORATED+                                                                                     141,193
     24,277  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                          944,861
      1,400  INTEC HOLDINGS LIMITED                                                                                       19,909
     92,383  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              796,341
     23,190  INTERWOVEN INCORPORATED+                                                                                    314,225
     45,542  INTUIT INCORPORATED+<<                                                                                    1,209,596
      2,779  INVOCARE LIMITED                                                                                             17,266
      2,812  IRESS MARKET TECHNOLOGY LIMITED                                                                              17,223
     27,270  IRON MOUNTAIN INCORPORATED+                                                                                 820,282
        718  JC DECAUX SA                                                                                                 21,636
     21,984  JUNIPER NETWORKS INCORPORATED+                                                                              589,611
        560  JYSKE BANK+                                                                                                  38,626
         12  KABU.COM SECURITIES COMPANY LIMITED                                                                          14,466
          8  KENEDIX INCORPORATED                                                                                         10,571
     38,138  KEPPEL CORPORATION LIMITED                                                                                  287,375
      2,384  KONE OYJ                                                                                                     83,415
      2,000  KYOWA EXEO CORPORATION                                                                                       13,768
      9,556  LAMAR ADVERTISING COMPANY+<<                                                                                364,179
      1,470  LG DACOM CORPORATION                                                                                         24,594
     15,304  LOGICACMG PLC                                                                                                28,111
        452  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                    22,507
     25,513  MAN GROUP PLC                                                                                               278,344
     11,900  MANPOWER INCORPORATED                                                                                       674,730

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 95


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     55,000  MARUBENI CORPORATION                                                                                 $      416,411
     10,317  MASTERCARD INCORPORATED CLASS A<<                                                                         1,960,230
      3,363  MICHAEL PAGE INTERNATIONAL PLC                                                                               18,609
    351,171  MICROSOFT CORPORATION                                                                                     9,558,875
     50,900  MITSUBISHI CORPORATION                                                                                    1,552,984
      3,000  MITSUI-SOKO COMPANY LIMITED                                                                                  16,613
        136  MONEX BEANS HOLDINGS INCORPORATED                                                                            77,084
     17,153  MONSTER WORLDWIDE INCORPORATED+                                                                             456,098
        700  MOSHI MOSHI HOTLINE INCORPORATED                                                                             19,178
     60,924  MPS GROUP INCORPORATED+                                                                                     694,534
     14,385  NAVTEQ CORPORATION+                                                                                       1,078,156
     26,085  NCR CORPORATION                                                                                             578,044
      9,712  NETEASE.COM INCORPORATED ADR+<<                                                                             208,322
     21,565  NETFLIX INCORPORATED+<<                                                                                     681,023
      1,400  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                    19,668
     67,574  NOVELL INCORPORATED+                                                                                        503,426
     33,162  NWS HOLDINGS LIMITED                                                                                         96,419
        600  OPEN TEXT CORPORATION+                                                                                       19,330
    165,315  ORACLE CORPORATION+                                                                                       3,107,922
     68,843  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        1,053,986
      3,458  PATNI COMPUTER SYSTEMS LIMITED                                                                               20,398
     54,271  PEROT SYSTEMS CORPORATION CLASS A+                                                                          748,397
      1,297  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                         65,842
        499  PROKOM SOFTWARE SA                                                                                           26,473
     24,488  PSION PLC                                                                                                    50,790
     54,329  REALNETWORKS INCORPORATED+                                                                                  317,825
     27,867  RED HAT INCORPORATED+                                                                                       496,869
     40,059  RENT-A-CENTER INCORPORATED+                                                                                 687,012
      1,169  REUTERS GROUP PLC<<                                                                                          82,824
        500  RITCHIE BROS AUCTIONEERS INCORPORATED                                                                        36,139
     23,240  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      626,318
     29,614  S1 CORPORATION+                                                                                             209,667
     14,545  SALESFORCE.COM INCORPORATED+<<                                                                              868,627
     13,202  SAP AG                                                                                                      631,652
     21,343  SATYAM COMPUTER SERVICES LIMITED<<                                                                          533,148
      4,800  SECURITAS AB                                                                                                 57,761
      4,457  SEEK LIMITED                                                                                                 26,756
         76  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                             102,078
    197,500  SHENZHEN INTERNATIONAL HOLDINGS                                                                              21,816
      1,020  SHREE CEMENT LIMITED                                                                                         30,624
     33,000  SINGAPORE EXCHANGE LIMITED                                                                                  192,015
        216  SOFTWARE AG                                                                                                  15,660
      1,700  SOHGO SECURITY SERVICES COMPANY LIMITED                                                                      23,508
     36,591  SONICWALL INCORPORATED+<<                                                                                   304,803
     28,632  SOTHEBY'S HOLDINGS INCORPORATED                                                                             965,471
     30,538  SPHERION CORPORATION+                                                                                       197,886
      1,700  SQUARE ENIX COMPANY LIMITED                                                                                  56,751
     17,874  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                     428,976
      4,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                                           19,293
     21,500  SWIRE PACIFIC LIMITED                                                                                       245,061
     54,939  SYBASE INCORPORATED+<<                                                                                    1,462,476
     35,668  SYMANTEC CORPORATION+<<                                                                                     600,649
     28,320  SYNOPSYS INCORPORATED+                                                                                      657,307
     30,205  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                               800,433
      4,846  TAYLOR NELSON SOFRES PLC                                                                                     17,749
        559  TELEPERFORMANCE                                                                                              17,648

96 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     16,468  TELETECH HOLDINGS INCORPORATED+                                                                      $      371,683
        863  TEMENOS GROUP AG+                                                                                            21,600
     17,192  THE BRINK'S COMPANY                                                                                       1,150,661
     27,884  THQ INCORPORATED+<<                                                                                         521,710
    114,732  TIBCO SOFTWARE INCORPORATED+<<                                                                              808,861
        600  TOKYU LIVABLE INCORPORATED                                                                                    5,281
      8,908  TOMKINS PLC                                                                                                  29,867
        492  TOMTOM NV+                                                                                                   23,056
     23,865  TOTAL SYSTEM SERVICES INCORPORATED                                                                          530,519
      7,659  TOWER AUSTRALIA GROUP LIMITED                                                                                16,707
      7,200  TOYOTA TSUSHO CORPORATION                                                                                   182,782
     67,102  UNISYS CORPORATION+<<                                                                                       277,131
     41,403  UNITED ONLINE INCORPORATED                                                                                  413,202
     42,942  VALUECLICK INCORPORATED+<<                                                                                  829,210
     11,665  VIAD CORPORATION                                                                                            404,426
     15,013  VIGNETTE CORPORATION+                                                                                       189,914
     18,437  WEBSENSE INCORPORATED+                                                                                      358,968
     40,500  WHARF HOLDINGS LIMITED                                                                                      204,856
     50,401  WIND RIVER SYSTEMS INCORPORATED+<<                                                                          364,399
     17,585  WPP GROUP PLC                                                                                               207,569
      1,062  WS ATKINS PLC                                                                                                23,126
     53,750  YAHOO! INCORPORATED+                                                                                      1,493,175
        435  YAHOO! JAPAN CORPORATION                                                                                    193,403
        700  ZENRIN COMPANY LIMITED                                                                                       16,904

                                                                                                                      91,022,214
                                                                                                                  --------------

CASINO & GAMING: 0.07%
      4,328  MGM MIRAGE+<<                                                                                               266,562
     10,719  PENN NATIONAL GAMING INCORPORATED+                                                                          491,252
      2,565  WYNN RESORTS LIMITED+<<                                                                                     258,296

                                                                                                                       1,016,110
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 6.95%
     41,994  ABBOTT LABORATORIES                                                                                       2,248,779
      1,473  ACTELION LIMITED+                                                                                            76,782
      2,300  ADEKA CORPORATION                                                                                            23,068
      2,300  AGRIUM INCORPORATED                                                                                         170,213
      1,900  AICA KOGYO COMPANY LIMITED                                                                                   17,228
      3,477  AIR LIQUIDE SA                                                                                              492,073
      5,440  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       496,835
      5,000  AIR WATER INCORPORATED                                                                                       52,001
      3,972  AKZO NOBEL NV                                                                                               291,257
     11,368  ALBEMARLE CORPORATION                                                                                       431,302
     17,055  ALBERTO-CULVER COMPANY                                                                                      457,074
     15,982  ALEXION PHARMACEUTICALS INCORPORATED                                                                        968,669
     42,005  ALKERMES INCORPORATED+<<                                                                                    543,545
        160  AMOREPACIFIC CORPORATION                                                                                     99,605
     20,186  AMYLIN PHARMACEUTICALS INCORPORATED                                                                         534,323
      3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                                        26,646
     44,000  ASAHI KASEI CORPORATION                                                                                     242,147
     15,600  ASTELLAS PHARMA INCORPORATED                                                                                681,810
     22,436  ASTRAZENECA PLC                                                                                             838,597
     16,054  BARR PHARMACEUTICALS INCORPORATED                                                                           756,946
      7,221  BASF AG                                                                                                     918,789
     20,600  BATU KAWAN BHD                                                                                               72,610
     12,307  BIOGEN IDEC INCORPORATED+                                                                                   718,237

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 97


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     41,141  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                              $    1,565,004
      1,400  BIOVAIL CORPORATION                                                                                          19,871
     53,825  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,216,983
     11,138  CABOT CORPORATION                                                                                           305,181
     15,771  CAMBREX CORPORATION                                                                                         137,681
      3,906  CARDIOME PHARMA CORPORATION+                                                                                 29,684
     29,900  CELANESE CORPORATION CLASS A                                                                              1,163,110
        417  CHEMRING GROUP PLC                                                                                           20,228
     46,104  CHEMTURA CORPORATION<<                                                                                      380,819
     36,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                                      26,334
     16,000  CHINA PHARMACEUTICAL GROUP LIMITED+                                                                           4,853
        718  CHRISTIAN DIOR SA                                                                                            78,246
      8,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                        94,833
     28,281  CHURCH & DWIGHT COMPANY INCORPORATED                                                                      1,511,902
        697  CIBA SPECIALTY CHEMICALS AG                                                                                  27,880
        645  CIECH SA                                                                                                     23,353
      3,406  CLARIANT AG                                                                                                  29,159
     20,400  CLOROX COMPANY                                                                                            1,187,076
     21,819  COLGATE-PALMOLIVE COMPANY                                                                                 1,660,208
      1,741  CRODA INTERNATIONAL PLC                                                                                      20,841
     17,188  CSL LIMITED                                                                                                 576,476
     22,955  CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                      417,781
     17,987  CYTEC INDUSTRIES INCORPORATED                                                                             1,030,295
     11,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                                           61,962
     21,300  DAIICHI SANKYO COMPANY LIMITED                                                                              661,014
     19,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                                       69,120
      6,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                    50,121
        608  DC CHEMICAL COMPANY LIMITED                                                                                 217,577
     15,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                          50,121
     25,844  DOW CHEMICAL COMPANY                                                                                        974,060
      5,130  DR REDDYS LABORATORIES LIMITED                                                                               72,909
     16,067  EASTMAN CHEMICAL COMPANY                                                                                  1,057,369
     26,338  ECOLAB INCORPORATED                                                                                       1,232,355
     24,491  EI DU PONT DE NEMOURS & COMPANY                                                                           1,136,872
      8,500  EISAI COMPANY LIMITED                                                                                       306,548
      6,382  ELAN CORPORATION PLC+                                                                                       146,500
     26,400  ELI LILLY & COMPANY                                                                                       1,320,528
     25,760  ETERNAL CHEMICAL COMPANY LIMITED                                                                             28,371
      1,500  FANCLCORPORATION                                                                                             19,678
     26,344  FERRO CORPORATION                                                                                           424,138
     20,000  FIBRECHEM TECHNOLOGIES LIMITED                                                                               11,046
     10,834  FMC CORPORATION                                                                                             613,313
     12,648  FOREST LABORATORIES INCORPORATED+                                                                           503,011
    197,000  FORMOSA CHEMICALS & FIBRE CORPORATION                                                                       478,743
    223,000  FORMOSA PLASTICS CORPORATION                                                                                601,138
     19,203  GENENTECH INCORPORATED+                                                                                   1,454,627
     10,853  GENZYME CORPORATION+                                                                                        769,695
     18,934  GEORGIA GULF CORPORATION<<                                                                                  114,740
     39,202  GILEAD SCIENCES INCORPORATED+                                                                             1,855,039
         95  GIVAUDAN SA                                                                                                  95,252
     82,377  GLAXOSMITHKLINE PLC                                                                                       1,798,171
        672  H LUNDBECK AS                                                                                                16,047
      2,230  HANWHA CHEM CORPORATION                                                                                      40,884
     36,927  HB FULLER COMPANY<<                                                                                         840,089
      1,604  HENKEL KGAA                                                                                                  64,875
      2,407  HENKEL KGAA PREFERRED                                                                                       106,525

98 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      3,500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                        $      111,610
      2,200  HITACHI CHEMICAL COMPANY LIMITED                                                                             41,923
        569  HONAM PETROCHEMICAL CORPORATION                                                                              55,337
     17,993  HUNTSMAN CORPORATION                                                                                        434,171
     25,741  IDEXX LABORATORIES INCORPORATED+                                                                          1,427,853
     30,090  IMMUCOR INCORPORATED+                                                                                       896,682
      1,576  INCITEC PIVOT LIMITED                                                                                       214,056
        490  INTERCELL AG+                                                                                                18,647
     12,772  INTERMUNE INCORPORATED+<<                                                                                   179,830
     14,515  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             626,032
     31,721  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                               937,990
      6,680  INVITROGEN CORPORATION+                                                                                     564,393
    363,121  IRPC PCL                                                                                                     68,363
     10,000  ISHIHARA SANGYO KAISHA LIMITED                                                                               22,416
     21,807  ISRAEL CHEMICALS LIMITED                                                                                    295,998
      3,266  JOHNSON MATTHEY PLC                                                                                         125,560
      6,100  JSR CORPORATION                                                                                             133,881
        473  K+S AG                                                                                                      137,630
      3,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                         23,909
    368,000  KALBE FARMA TBK PT                                                                                           41,917
      9,000  KANEKA CORPORATION                                                                                           62,615
      9,000  KANSAI PAINT COMPANY LIMITED                                                                                 64,774
     18,000  KAO CORPORATION                                                                                             554,181
        267  KCC CORPORATION                                                                                             157,415
      1,400  KEMIRA OYJ                                                                                                   20,859
     47,997  KING PHARMACEUTICALS INCORPORATED+                                                                          508,768
     36,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                        162,236
      1,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                        20,165
        700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                     27,539
      2,809  KONINKLIJKE DSM NV                                                                                          123,613
      2,000  KYORIN COMPANY LIMITED                                                                                       28,207
      9,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                            86,988
        854  LANXESS                                                                                                      32,559
        431  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                   78,386
      1,100  LINTEC CORPORATION                                                                                           16,822
      6,000  LION CORPORATION                                                                                             28,575
        705  LONZA GROUP AG                                                                                               92,880
     13,602  LUBRIZOL CORPORATION                                                                                        792,997
     12,486  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                          104,074
        600  MANDOM CORPORATION                                                                                           17,543
     52,447  MEDAREX INCORPORATED+<<                                                                                     487,757
     21,269  MEDICINES COMPANY+                                                                                          409,641
     23,265  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                                477,165
     59,413  MERCK & COMPANY INCORPORATED                                                                              2,631,996
        822  MERCK KGAA                                                                                                  102,369
      1,000  METHANEX CORPORORATION                                                                                       28,905
     63,262  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                    885,035
      7,956  MINERALS TECHNOLOGIES INCORPORATED                                                                          479,588
      1,900  MIRACA HOLDINGS INCORPORATED                                                                                 40,755
     51,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                    348,343
     14,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                                103,821
     22,000  MITSUI CHEMICALS INCORPORATED                                                                               155,994
     22,808  MONSANTO COMPANY                                                                                          2,638,429
        300  MURAMOTO ELECTRON THAILAND PCL                                                                                1,559
     59,635  MYLAN LABORATORIES INCORPORATED+<<                                                                          706,078
    302,000  NAN YA PLASTICS CORPORATION                                                                                 711,225

Portfolio of Investments--February 29, 2008

                                      Wells Fargo Advantage Master Portfolios 99


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     25,224  NBTY INCORPORATED+                                                                                   $      720,397
     12,827  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                         64,263
        800  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                     20,945
      1,000  NIHON PARKERIZING COMPANY LIMITED                                                                            13,938
      4,000  NIPPON KAYAKU COMPANY LIMITED                                                                                23,861
      5,000  NIPPON PAINT COMPANY LIMITED                                                                                 19,391
      2,000  NIPPON SHINYAKU COMPANY LIMITED                                                                              20,075
      4,000  NIPPON SHOKUBAI COMPANY LIMITED                                                                              29,480
      6,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                                           68,400
      5,200  NITTO DENKO CORPORATION                                                                                     253,178
      6,000  NOF CORPORATION                                                                                              23,450
        800  NOVA CHEMICALS CORPORATION                                                                                   24,360
     37,478  NOVARTIS AG                                                                                               1,851,143
      5,340  NOVO NORDISK AS CLASS B                                                                                     365,301
      2,637  NUFARM LIMITED                                                                                               39,185
     39,843  OLIN CORPORATION                                                                                            765,782
      1,612  OMEGA PHARMA SA                                                                                              76,509
      4,300  ONO PHARMACEUTICAL COMPANY LIMITED                                                                          217,091
     23,520  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                        642,566
      8,403  OSI PHARMACEUTICALS INCORPORATED+                                                                           302,088
      1,082  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                   19,141
     11,704  PAREXEL INTERNATIONAL CORPORATION+                                                                          643,135
        173  PAZ OIL COMPANY LIMITED                                                                                      23,176
     16,309  PDL BIOPHARMA INCORPORATED+                                                                                 260,618
     47,098  PERRIGO COMPANY                                                                                           1,574,015
      2,943  PETKIM PETROKIMYA HOLDING SA                                                                                 17,576
    187,448  PFIZER INCORPORATED                                                                                       4,176,341
     11,540  PHARMERICA CORPORATION+<<                                                                                   169,869
      4,228  PPG INDUSTRIES INCORPORATED                                                                                 262,051
     13,302  PRAXAIR INCORPORATED                                                                                      1,067,885
    131,420  PROCTER & GAMBLE COMPANY                                                                                  8,697,376
    750,000  PT TEMPO SCAN PACIFIC TBK                                                                                    52,951
     59,400  PTT CHEMICAL PCL                                                                                            219,237
     10,241  RANBAXY LABORATORIES LIMITED                                                                                113,020
      8,901  RECKITT BENCKISER GROUP                                                                                     480,129
      6,569  RECORDATI SPA                                                                                                51,692
      2,099  RHODIA SA                                                                                                    52,116
        638  RICHTER GEDEON PLC                                                                                          137,718
         44  RIETER HOLDING AG                                                                                            17,749
     29,953  ROHM & HAAS COMPANY                                                                                       1,605,780
      4,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                         47,775
     73,102  RPM INTERNATIONAL INCORPORATED                                                                            1,528,563
      7,297  SANOFI-AVENTIS SA                                                                                           539,337
     17,805  SANOFI-AVENTIS SA ADR                                                                                       660,387
      3,200  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                        81,117
        400  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                         18,501
        120  SCHERING AG                                                                                                  18,940
     67,096  SCHERING-PLOUGH CORPORATION                                                                               1,455,983
     28,721  SENSIENT TECHNOLOGIES CORPORATION                                                                           773,744
     15,924  SEPRACOR INCORPORATED+                                                                                      341,888
        664  SGL CARBON AG+                                                                                               37,162
     12,600  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                          679,976
     10,000  SHIONOGI & COMPANY LIMITED                                                                                  171,432
      7,486  SHIRE PLC                                                                                                   146,130
        333  SHISEIDO COMPANY LIMITED                                                                                      7,645
     39,000  SHOWA DENKO KK                                                                                              138,774
     42,051  SIGMA PHARMACEUTICALS LIMITED                                                                                53,604

100 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     16,944  SIGMA-ALDRICH CORPORATION                                                                            $      932,259
     38,000  SINOCHEM HONG KONG HOLDING LIMITED                                                                           37,912
     13,300  SMITH & NEPHEW PLC                                                                                          172,808
      4,995  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                                97,230
        755  SOLVAY SA                                                                                                    94,881
        867  STADA ARZNEIMITTEL AG                                                                                        60,904
     10,468  STERLITE INDUSTRIES INDIA LIMITED ADR                                                                        39,664
      4,000  SUMITOMO BAKELITE COMPANY LIMITED                                                                            21,930
     51,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                                           353,039
      1,646  SYMRISE AG                                                                                                   44,748
      1,416  SYNGENTA AG                                                                                                 407,113
     35,000  TAIWAN FERTILIZER COMPANY LIMITED                                                                           136,513
     12,000  TAIYO NIPPON SANSO CORPORATION                                                                              106,963
      3,000  TAKASAGO INTERNATIONAL CORPORATION                                                                           23,714
     25,300  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                     1,411,715
      7,000  TANABE SEIYAKU COMPANY LIMITED                                                                               80,855
     37,500  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                1,840,125
    611,100  THAI PETROCHEM                                                                                              115,049
     72,700  TITAN CHEMICALS CORPORATION                                                                                  29,370
      6,000  TOAGOSEI COMPANY LIMITED                                                                                     20,523
      6,000  TOKAI CARBON COMPANY LIMITED                                                                                 51,110
      7,000  TOKUYAMA CORPORATION                                                                                         52,128
      1,000  TOKYO OHKA KOKYO                                                                                             21,312
     22,000  TOSOH CORPORATION                                                                                            78,683
      4,000  TOYAMA CHEMICAL COMPANY LIMITED+                                                                             32,776
      6,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                                       20,854
      3,609  TRANSPORTADORA DE GAS DEL SUR SA<<                                                                           17,034
      2,000  TSUMURA & COMPANY                                                                                            41,240
     13,969  TURK SISE VE CAM FABRIKALARI AS                                                                              21,489
     30,000  UBE INDUSTRIES LIMITED JAPAN                                                                                 92,204
      2,614  UCB SA                                                                                                      123,909
    161,000  UNILEVER INDONESIA TBK PT                                                                                   118,818
      8,481  UNITED THERAPEUTICS CORPORATION+<<                                                                          713,846
     45,431  USEC INCORPORATED                                                                                           289,850
     57,111  VALSPAR CORPORATION<<                                                                                     1,238,738
     19,085  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                      333,988
        259  WACKER CHEMIE AG                                                                                             55,253
     36,391  WYETH                                                                                                     1,587,375
      5,000  ZEON CORPORATION                                                                                             24,361
      8,127  ZEP INCORPORATED                                                                                            127,594

                                                                                                                     102,380,639
                                                                                                                  --------------

COAL MINING: 0.72%
     27,558  ALPHA NATURAL RESOURCES INCORPORATED+                                                                     1,117,201
     21,438  ARCH COAL INCORPORATED                                                                                    1,095,267
     33,621  BHP BILLITON PLC                                                                                          1,075,538
    426,500  BUMI RESOURCES TBK PT                                                                                       351,892
      7,416  CENTENNIAL COAL COMPANY LIMITED                                                                              30,324
     63,962  CHINA COAL ENERGY COMPANY                                                                                   140,382
    147,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                                                        748,760
     27,489  CONSOL ENERGY INCORPORATED                                                                                2,088,614
        621  CUDECO LIMITED+                                                                                               1,912
      2,529  FELIX RESOURCES LIMITED                                                                                      25,987
        783  FORDING CANADIAN COAL TRUST                                                                                  38,687
        674  FOUNDATION COAL HOLDINGS INCORPORATED                                                                        38,937
     30,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                                   15,887

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 101


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COAL MINING (continued)
     17,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED+                                                   $       29,240
      3,755  KUMBA IRON ORE LIMITED                                                                                      159,592
      2,848  MACARTHUR COAL LIMITED                                                                                       31,305
      6,099  MINERAL DEPOSIT LIMITED+                                                                                      6,191
      4,901  NEYVELI LIGNITE CORP LIMITED                                                                                 18,190
     10,987  PATRIOT COAL CORPORATION+                                                                                   590,002
     10,889  PEABODY ENERGY CORPORATION                                                                                  616,535
     15,716  PENN VIRGINIA CORPORATION                                                                                   668,873
     89,000  PT ASTRA INTERNATIONAL INCORPORATED                                                                         267,045
     36,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                           44,903
      8,609  RESOURCE PACIFIC HOLDINGS LIMITED+                                                                           25,416
     21,659  SASOL LIMITED                                                                                             1,107,684
      4,140  SINO GOLD MINING LIMITED+                                                                                    28,952
     10,000  STRAITS ASIA RESOURCES LIMITED                                                                               27,342
      2,322  UK COAL PLC                                                                                                  21,036
     88,000  YANZHOU COAL MINING COMPANY LIMITED                                                                         143,561

                                                                                                                      10,555,255
                                                                                                                  --------------

COMMERCIAL SERVICES: 0.00%
      2,100  PARK24 COMPANY LIMITED                                                                                       17,853
                                                                                                                  --------------

COMMUNICATIONS: 4.59%
     53,900  ADVANCED INFO SERVICE PCL THB                                                                               177,502
      2,110  AGORA SA                                                                                                     39,527
     33,858  ALCATEL SA                                                                                                  198,552
      2,211  ALVARION LIMITED+                                                                                            16,459
    780,459  AMERICA MOVIL SA DE CV                                                                                    2,359,595
     11,397  AMERICA MOVIL SA DE CV CLASS A                                                                               35,862
     16,766  AMERICAN TOWER CORPORATION CLASS A                                                                          644,485
      5,483  APN NEWS & MEDIA LIMITED                                                                                     25,133
        800  ASATSU-DK INCORPORATED                                                                                       25,825
     87,800  ASTRO ALL ASIA NETWORKS PLC                                                                                 102,625
    167,373  AT&T INCORPORATED                                                                                         5,829,602
     15,840  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                        21,035
     11,800  BCE INCORPORATED                                                                                            427,641
      2,181  BELGACOM SA                                                                                                 104,452
        729  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                              21,909
     35,372  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                          65,003
     33,778  BHARTI AIRTEL LIMITED+                                                                                      688,483
     30,626  BRIGHTPOINT INCORPORATED+<<                                                                                 316,673
     14,502  BRITISH SKY BROADCASTING GROUP PLC                                                                          162,721
    120,264  BT GROUP PLC                                                                                                541,231
     33,446  CABLE & WIRELESS PLC                                                                                        116,856
     34,397  CABLEVISION SYSTEMS CORPORATION+<<                                                                          921,496
    156,100  CARSO GLOBAL TELECOM SA DE CV+                                                                              682,118
     21,814  CENTURYTEL INCORPORATED                                                                                     789,449
    541,425  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                         95,868
    154,176  CHARTER COMMUNICATIONS INCORPORATED+<<                                                                      148,317
    133,500  CHINA MOBILE LIMITED                                                                                      1,998,914
     56,000  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                            172,630
    634,000  CHINA TELECOM CORPORATION LIMITED                                                                           466,923
    211,000  CHUNGHWA TELECOM COMPANY LIMITED                                                                            524,615
     23,072  CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                                46,941
    149,290  CINCINNATI BELL INCORPORATED+<<                                                                             579,246
        350  CITIC 1616 HOLDINGS LIMITED+                                                                                     79

102 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMUNICATIONS (continued)
     12,100  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                            $      387,200
     80,609  COMCAST CORPORATION CLASS A<<                                                                             1,575,100
     41,500  COMCAST CORPORATION SPECIAL CLASS A                                                                         803,025
     10,500  COMPAL COMMUNICATIONS INCORPORATED                                                                           19,608
        896  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                     18,352
     42,344  CROWN CASTLE INTERNATIONAL CORPORATION+<<                                                                 1,528,195
      5,183  CTC MEDIA INCORPORATED+                                                                                     152,173
     11,480  CYBERTAN TECHNOLOGY INCORPORATED                                                                             18,556
     35,904  D-LINK CORPORATION                                                                                           57,041
      3,066  DAILY MAIL & GENERAL TRUST CLASS A                                                                           28,346
     44,354  DEUTSCHE TELEKOM AG                                                                                         842,415
     35,600  DIGI.COM BHD                                                                                                264,571
     28,981  DIRECTV GROUP INCORPORATED+                                                                                 725,974
     30,848  DISH NETWORK CORPORATION+                                                                                   914,643
     11,582  DISH TV INDIA LIMITED+                                                                                       17,292
      6,027  ECHOSTAR CORPORATION+                                                                                       241,442
      1,150  EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                         48,704
      2,200  ELISA OYJ                                                                                                    67,055
     29,965  EMBARQ CORPORATION                                                                                        1,256,732
      9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                   159,400
      1,800  ENIRO AB                                                                                                     13,558
     15,824  ENTERCOM COMMUNICATIONS CORPORATION                                                                         176,754
     13,510  EQUINIX INCORPORATED+<<                                                                                     936,919
      1,001  EUTELSAT COMMUNICATIONS+                                                                                     27,530
     62,608  EXTREME NETWORKS+                                                                                           188,450
     42,839  FAIRFAX MEDIA LIMITED                                                                                       153,191
    116,000  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                              161,981
     17,703  FRANCE TELECOM SA                                                                                           594,270
     11,057  FRANCE TELECOM SA ADR                                                                                       369,857
        970  GLOBE TELECOM INCORPORATED                                                                                   35,121
    113,802  GRUPO TELEVISA SA                                                                                           503,024
      5,260  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                 146,112
      2,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                        22,580
      7,638  HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                       18,100
     50,926  IDEA CELLULAR LIMITED+                                                                                      138,254
     27,700  IDT CORPORATION<<                                                                                           162,322
      4,997  INDEPENDENT NEWS & MEDIA PLC                                                                                 15,060
      6,770  INMARSAT PLC                                                                                                 66,121
     47,251  ITV PLC                                                                                                      62,455
     20,686  J2 GLOBAL COMMUNICATIONS INCORPORATED                                                                       445,163
         46  JUPITER TELECOMMUNICATIONS COMPANY LIMITED+                                                                  38,185
     19,114  KCOM GROUP PLC                                                                                               16,499
         94  KDDI CORPORATION                                                                                            571,099
      5,139  KT CORPORATION                                                                                              252,675
      3,740  KT FREETEL COMPANY LIMITED                                                                                   97,541
      1,785  LAGARDERE SCA                                                                                               140,243
      7,082  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                   302,826
     26,839  LIBERTY GLOBAL INCORPORATED+                                                                                941,244
     26,503  LIBERTY GLOBAL INCORPORATED SERIES A+                                                                       996,513
     22,970  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                     329,849
     30,171  LIVE NATION INCORPORATED+<<                                                                                 358,130
        777  M6 METROPOLE TELEVISION                                                                                      18,317
     15,982  MAGYAR TELEKOM PLC                                                                                           77,132
      8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                                            23,805
        708  MANITOBA TELECOM SERVICES INCORPORATED                                                                       29,751
     10,697  MEDIASET SPA                                                                                                 96,603
     26,341  METROPCS COMMUNICATIONS INCORPORATED+                                                                       420,139

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 103


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMUNICATIONS (continued)
     68,400  MOBILONE LIMITED                                                                                     $       97,810
        580  MOBISTAR SA                                                                                                  49,425
      5,673  MPHASIS LIMITED                                                                                              32,031
     69,315  MTN GROUP LIMITED                                                                                         1,085,424
        642  NEUF CEGETEL                                                                                                 33,936
     11,178  NEUSTAR INCORPORATED CLASS A+<<                                                                             286,827
      2,686  NICE SYSTEMS LIMITED+                                                                                        86,088
     25,468  NII HOLDINGS INCORPORATED+                                                                                1,011,844
        142  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                    619,224
      5,940  NORTEL NETWORKS CORPORATION+                                                                                 51,177
        242  NTT DOCOMO INCORPORATED                                                                                     354,547
     30,114  NTT DOCOMO INCORPORATED ADR                                                                                 439,363
     21,326  ORASCOM TELECOM HOLDING SAE                                                                                 319,889
      3,554  PARTNER COMMUNICATIONS                                                                                       74,690
    110,000  PCCW LIMITED                                                                                                 63,474
     12,035  PEARSON PLC                                                                                                 158,266
      3,370  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                  237,782
     11,676  PORTUGAL TELECOM SGPS SA                                                                                    149,028
        786  PROSIEBENSAT.1 MEDIA AG                                                                                      16,941
     88,000  PT INDONESIAN SATELLITE CORPORATION TBK                                                                      64,544
      2,716  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                              33,685
      2,081  PUBLICIS GROUPE                                                                                              75,150
     61,100  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                           329,940
     40,516  RADIO ONE INCORPORATED CLASS D+                                                                              51,050
        211  RAKUTEN INCORPORATED                                                                                        100,335
     15,580  RCN CORPORATION+<<                                                                                          172,938
      7,880  REED ELSEVIER NV                                                                                            146,394
     16,377  REED ELSEVIER PLC                                                                                           206,119
     32,828  RELIANCE COMMUNICATIONS LIMITED<<++                                                                         471,479
     23,396  RELIANCE INDUSTRIES LIMITED++                                                                             2,848,463
     26,855  RENTOKIL INITIAL PLC                                                                                         44,234
     11,890  REUTERS GROUP PLC                                                                                           140,421
      7,000  ROGERS COMMUNICATIONS INCORPORATED                                                                          276,302
     28,083  ROYAL KPN NV                                                                                                530,151
        543  RTL GROUP                                                                                                    65,667
    379,400  SAMART CORPORATION PCL                                                                                       88,273
     11,979  SAVVIS INCORPORATED+<<                                                                                      232,752
     41,619  SBA COMMUNICATIONS CORPORATION+                                                                           1,292,270
     51,873  SEAT PAGINE GIALLE SPA                                                                                       15,238
      5,262  SES FDR                                                                                                     130,057
      5,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                    101,068
    188,600  SHIN SATELLITE PCL+                                                                                          61,033
     29,593  SINCLAIR BROADCAST GROUP INCORPORATED<<                                                                     273,143
    217,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                                        587,417
      1,626  SK TELECOM COMPANY LIMITED                                                                                  330,513
      4,812  SKY NETWORK TELEVISION LIMITED                                                                               19,221
      1,239  SOCIETE TELEVISION FRANCAISE 1                                                                               29,197
     76,441  SPRINT NEXTEL CORPORATION+                                                                                  543,496
     13,000  STARHUB LIMITED                                                                                              27,948
        330  SWISSCOM AG                                                                                                 125,511
    128,448  TAIWAN MOBILE COMPANY LIMITED                                                                               217,608
     26,492  TATA TELESERVICES MAHARASHTRA LIMITED+                                                                       22,844
        147  TDC AS                                                                                                        8,388
      4,654  TELE NORTE LESTE PARTICIPACOES SA                                                                           175,058
      5,189  TELE2 AB                                                                                                     91,206
      2,951  TELECOM ARGENTINA SA ADR+                                                                                    66,722
     56,972  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                  174,809

104 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMUNICATIONS (continued)
     12,733  TELECOM EGYPT                                                                                        $       53,750
     97,374  TELECOM ITALIA RNC SPA                                                                                      187,877
    152,308  TELECOM ITALIA SPA                                                                                          379,731
    172,900  TELECOM MALAYSIA BHD                                                                                        610,393
      3,803  TELECOMUNICACOES DE SAO PAULO SA                                                                            107,719
    214,890  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                     462,319
     39,044  TELEFONICA DEL PERU SAA+                                                                                     47,023
     63,357  TELEFONICA SA                                                                                             1,833,324
    309,736  TELEFONOS DE MEXICO SA DE CV                                                                                515,648
      4,322  TELEKOM AUSTRIA AG                                                                                           97,761
     32,978  TELEKOMUNIKACJA POLSKA SA                                                                                   307,216
      2,078  TELEMAR NORTE LESTE SA                                                                                      114,965
        678  TELENET GROUP HOLDING NV+                                                                                    14,399
     11,600  TELENOR ASA                                                                                                 237,529
      7,645  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                       358,551
      7,537  TELEPHONE & DATA SYSTEMS INCORPORATED - SPECIAL SHS                                                         324,845
     32,151  TELIASONERA AB                                                                                              256,138
      9,578  TELKOM SOUTH AFRICA LIMITED                                                                                 170,791
    112,407  TELSTRA CORPORATION LIMITED                                                                                 505,313
      2,249  TELUS CORPORATION                                                                                           102,642
      2,000  TELUS CORPORATION (NON-VOTING)                                                                               89,449
     21,000  TENCENT HOLDINGS LIMITED                                                                                    130,545
     21,369  TIME WARNER TELECOM INCORPORATED+<<                                                                         340,622
      2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                                       47,512
      2,973  TRINITY MIRROR PLC                                                                                           16,706
    262,500  TRUE CORPORATION PCL+                                                                                        44,200
    270,800  TT&T PCL+                                                                                                     6,801
     22,703  TURKCELL ILETISIM HIZMETLERI AS                                                                             224,315
      2,757  UNITED BUSINESS MEDIA PLC                                                                                    29,049
      1,860  UNITED COMMUNICATION INDUSTRY PCL+                                                                            1,306
      1,385  UNITED INTERNET AG                                                                                           26,323
      2,282  UNITED STATES CELLULAR CORPORATION+                                                                         143,766
     79,024  VERIZON COMMUNICATIONS INCORPORATED                                                                       2,870,152
        341  VIACOM INCORPORATED+                                                                                         13,572
     17,337  VIVENDI SA                                                                                                  685,163
     23,800  VIVO PARTICIPACOES SA                                                                                       143,552
    409,015  VODAFONE GROUP PLC                                                                                        1,316,806
     39,982  VODAFONE GROUP PLC ADR                                                                                    1,288,620
      4,000  VTECH HOLDINGS LIMITED                                                                                       19,719
     94,062  WINDSTREAM CORPORATION                                                                                    1,106,169
     44,099  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                                 520,368
     11,533  YELL GROUP PLC                                                                                               49,751
      8,000  ZINWELL CORPORATION                                                                                          24,284
     18,360  ZYXEL COMMUNICATIONS CORPORATION                                                                             20,009

                                                                                                                      67,606,067
                                                                                                                  --------------
COMPUTER TECHNOLOGIES: 0.04%
     22,080  METAVANTE TECHNOLOGIES INCORPORATED+                                                                        478,474
        521  UBISOFT ENTERTAINMENT+                                                                                       43,789

                                                                                                                         522,263
                                                                                                                  --------------
COMPUTERS & OFFICE EQUIPMENT: 0.02%
     14,673  AGILYSYS INCORPORATED                                                                                       185,907
    243,600  CALCOMP ELECTRONICS PCL THB                                                                                  46,014

                                                                                                                         231,921
                                                                                                                  --------------

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 105


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.14%
        597  BOSKALIS WESTMINSTER                                                                                 $       32,962
      9,935  CHEMED CORPORATION                                                                                          473,999
     26,616  EMCOR GROUP INCORPORATED+                                                                                   641,179
        155  FLUGHAFEN WIEN AG                                                                                            17,723
    142,000  HKC HOLDINGS LIMITED                                                                                         31,753
     14,706  INSITUFORM TECHNOLGY INCORPORATED+<<                                                                        205,443
      5,899  IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                     68,372
        171  KOBENHAVNS LUFTHAVNE                                                                                         78,754
      3,353  ORASCOM CONSTRUCTION INDUSTRIES                                                                             406,818
     55,923  STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                    128,441
      1,110  WELLSTREAM HOLDINGS PLC+                                                                                     28,051

                                                                                                                       2,113,495
                                                                                                                  --------------
CONSUMER SERVICES: 0.03%
        670  HAKUHODO DY HOLDINGS INCORPORATED                                                                            38,340
      3,751  LVMH MOET HENNESSY LOUIS VUITTON SA                                                                         385,382

                                                                                                                         423,722
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 8.43%
     14,000  77 BANK LIMITED                                                                                              82,515
     13,802  ABSA GROUP LIMITED                                                                                          195,363
     33,916  AFRICAN BANK INVESTMENTS LIMITED                                                                            133,612
     48,299  AKBANK TAS                                                                                                  255,677
      7,938  ALLAHABAD BANK                                                                                               21,489
      5,637  ALLIANCE & LEICESTER PLC                                                                                     62,518
     13,683  ALLIED IRISH BANKS PLC                                                                                      276,989
      6,430  ALPHA BANK AE                                                                                               195,052
     12,303  AMCORE FINANCIAL INCORPORATED                                                                               238,924
     87,300  AMMB HOLDINGS BHD                                                                                           100,392
     10,416  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       197,175
     10,732  ANDHRA BANK                                                                                                  23,761
      9,749  ANGLO IRISH BANK CORPORATION PLC                                                                            138,071
     21,000  AOZORA BANK LIMITED                                                                                          55,972
     23,696  ASSOCIATED BANC-CORP                                                                                        590,504
     17,161  ASTORIA FINANCIAL CORPORATION                                                                               449,103
      3,744  ASYA KATILIM BANKASI AS+                                                                                     34,804
     58,822  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                             1,186,992
     10,168  AXIS BANK LIMITED                                                                                           255,489
     10,613  BANCA CARIGE SPA                                                                                             41,383
     18,545  BANCA MONTE DEI PASCHI DI SIENA SPA                                                                          84,208
      1,746  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                     23,518
      6,183  BANCA POPOLARE DI MILANO SCARL                                                                               73,638
     46,241  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                          953,391
      9,665  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                      198,229
      3,925  BANCO BPI SA                                                                                                 18,794
     12,436  BANCO BRADESCO SA                                                                                           349,305
        142  BANCO BRADESCO SA+(A)                                                                                         3,641
        537  BANCO BRADESCO SA RECEPTS PREFERRED+(A)                                                                      15,115
     46,788  BANCO COMERCIAL PORTUGUES SA                                                                                134,787
    217,179  BANCO DE CHILE                                                                                               20,540
     49,235  BANCO DE CREDITO DEL PERU                                                                                   181,809
      4,433  BANCO DE CREDITO E INVERSIONES                                                                              146,255
     33,466  BANCO DE ORO                                                                                                 43,184
      3,706  BANCO DE SABADE                                                                                              34,137
        655  BANCO DE VALENCIA SA                                                                                         34,733

106 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
     10,668  BANCO DO BRASIL SA                                                                                   $      177,768
      1,017  BANCO ESPANOL DE CREDITO SA                                                                                  17,404
      3,640  BANCO ESPIRITO SANTO SA                                                                                      65,613
      1,141  BANCO GUIPUZCOANO SA                                                                                         18,388
      7,946  BANCO ITAU HOLDING FINANCEIRA SA                                                                            186,539
      2,243  BANCO MACRO SA                                                                                               51,387
      1,704  BANCO PASTOR SA                                                                                              25,546
      9,542  BANCO POPOLARE SPA+                                                                                         180,429
     11,229  BANCO POPULAR ESPANOL SA                                                                                    175,854
      9,388  BANCO SABADELL SA                                                                                            86,939
     62,939  BANCO SANTANDER CENTRAL HISPANO SA                                                                        1,124,684
     30,427  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                      540,992
  4,041,047  BANCO SANTANDER CHILE SA                                                                                    202,652
     46,634  BANCORPSOUTH INCORPORATED                                                                                 1,048,332
     43,100  BANGKOK BANK PCL                                                                                            175,975
     18,000  BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                             73,493
    516,000  BANK CENTRAL ASIA TBK PT                                                                                    199,280
      3,440  BANK HANDLOWY W WARSZAWIE SA                                                                                117,525
     43,193  BANK LEUMI LE-ISRAEL                                                                                        198,454
    287,000  BANK MANDIRI PERSERO TBK PT                                                                                 100,730
     31,624  BANK MILLENNIUM SA                                                                                          100,873
    210,000  BANK NIAGA                                                                                                   17,127
    123,443  BANK OF AMERICA CORPORATION                                                                               4,905,625
    261,000  BANK OF AYUDHYA PCL                                                                                         201,729
      7,611  BANK OF BARODA                                                                                               68,326
  1,430,000  BANK OF CHINA LIMITED                                                                                       598,986
     48,947  BANK OF EAST ASIA LIMITED                                                                                   262,901
        189  BANK OF GREECE                                                                                               25,979
      6,796  BANK OF INDIA                                                                                                60,009
     14,538  BANK OF IRELAND                                                                                             204,508
     10,000  BANK OF KYOTO LIMITED                                                                                       115,424
      7,200  BANK OF MONTREAL                                                                                            363,566
     31,185  BANK OF NEW YORK MELLON CORPORATION                                                                       1,368,086
     14,800  BANK OF NOVA SCOTIA                                                                                         718,610
      3,825  BANK OF QUEENSLAND LIMITED                                                                                   49,311
     41,000  BANK OF THE PHILIPPINE ISLANDS                                                                               55,340
     44,000  BANK OF YOKOHAMA LIMITED                                                                                    285,441
      4,862  BANK PEKAO SA                                                                                               364,713
        313  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                11,494
    225,000  BANK RAKYAT INDONESIA                                                                                       174,665
          4  BANK SARASIN & CIE AG                                                                                        17,939
        809  BANK ZACHODNI WBK SA                                                                                         59,804
      2,580  BANKINTER SA                                                                                                 38,071
         42  BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                          21,695
    103,213  BARCLAYS PLC                                                                                                967,342
     15,190  BB&T CORPORATION                                                                                            472,865
      5,903  BBVA BANCO FRANCES SA                                                                                        43,977
      6,921  BENDIGO BANK LIMITED                                                                                         64,545
     15,636  BNP PARIBAS ADR                                                                                             707,005
      4,949  BNP PARIBAS SA                                                                                              442,438
    112,500  BOC HONG KONG HOLDINGS LIMITED                                                                              275,692
      4,100  BOK FINANCIAL CORPORATION                                                                                   212,052
      6,567  BRADFORD & BINGLEY PLC                                                                                       28,916
        876  BRE BANK SA                                                                                                 154,932
    147,000  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                             476,661
      5,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                                          352,866

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 107


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
        739  CANADIAN WESTERN BANK                                                                                $       20,948
      5,024  CANARA BANK                                                                                                  34,048
     30,205  CATHAY GENERAL BANCORP<<                                                                                    662,094
     63,303  CENTURION BANK OF PUNJAB LIMITED                                                                             76,347
    168,000  CHANG HWA COMMERCIAL BANK                                                                                   104,962
     28,000  CHIBA BANK LIMITED                                                                                          178,080
      7,202  CHINA BANKING CORPORATION                                                                                   111,491
    167,000  CHINA CITIC BANK+                                                                                            90,800
    414,060  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                             169,550
     16,000  CHINA EVERBRIGHT LIMITED                                                                                     36,580
    121,300  CHINA MERCHANTS BANK COMPANY LIMITED                                                                        421,068
    141,500  CITIGROUP INCORPORATED                                                                                    3,354,965
     46,182  CITIZENS REPUBLIC BANCORP INCORPORATED<<                                                                    514,006
      7,908  CITY NATIONAL CORPORATION                                                                                   405,285
     30,577  COLONIAL BANCGROUP INCORPORATED<<                                                                           369,370
     29,798  COMERICA INCORPORATED                                                                                     1,079,880
     37,902  COMMERCE BANCORP INCORPORATED                                                                             1,431,938
     13,462  COMMERCE BANCSHARES INCORPORATED                                                                            560,694
      7,877  COMMERCIAL INTERNATIONAL BANK                                                                               132,575
      8,746  COMMERZBANK AG                                                                                              265,319
     42,108  COMMONWEALTH BANK OF AUSTRALIA                                                                            1,630,586
     51,100  COSMOS BANK TAIWAN+                                                                                           5,008
     11,187  CREDIT AGRICOLE SA                                                                                          303,444
      5,404  CREDITO EMILIANO SPA                                                                                         69,525
     11,499  CULLEN FROST BANKERS INCORPORATED                                                                           587,829
      5,070  DAEGU BANK                                                                                                   69,349
      2,800  DAH SING FINANCIAL HOLDINGS LIMITED                                                                          20,548
      6,840  DANSKE BANK                                                                                                 261,276
     34,000  DBS GROUP HOLDINGS LIMITED                                                                                  413,939
      7,460  DEUTSCHE BANK AG                                                                                            833,119
      1,061  DEUTSCHE POSTBANK AG                                                                                        103,373
      8,328  DEXIA                                                                                                       195,791
     18,365  DIME COMMUNITY BANCSHARES                                                                                   279,515
     10,000  DNB NOR ASA                                                                                                 146,276
     12,576  DOWNEY FINANCIAL CORPORATION<<                                                                              329,365
    108,000  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                      62,090
      5,304  EFG EUROBANK ERGASIAS SA                                                                                    152,790
     12,923  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                     149,523
        640  EMPORIKI BANK OF GREECE SA+                                                                                  19,063
     97,000  ENTIE COMMERCIAL BANK+                                                                                       24,511
     16,500  EON CAPITAL BHD                                                                                              25,793
      3,248  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                              187,935
     48,000  FAR EASTERN INTERNATIONAL BANK                                                                               16,157
     16,000  FERROCHINA LIMITED                                                                                           15,724
     13,229  FIFTH THIRD BANCORP                                                                                         302,944
     46,910  FIRST BANCORP (PUERTO RICO)<<                                                                               424,066
     24,941  FIRST HORIZON NATIONAL CORPORATION<<                                                                        405,042
     29,329  FIRST MIDWEST BANCORP INCORPORATED<<                                                                        764,020
     63,501  FIRST NIAGARA FINANCIAL GROUP INCORPORATED<<                                                                725,181
      7,914  FIRSTFED FINANCIAL CORPORATION+<<                                                                           247,313
     45,181  FIRSTMERIT CORPORATION                                                                                      848,047
    207,745  FIRSTRAND LIMITED                                                                                           491,650
     36,630  FNB CORPORATION PA<<                                                                                        502,197
      9,582  FORTIS+                                                                                                         145
     33,356  FORTIS                                                                                                      735,336
     26,831  FRONTIER FINANCIAL CORPORATION<<                                                                            401,928

108 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
    240,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                              $      261,197
     27,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                        138,399
    104,720  FULTON FINANCIAL CORPORATION                                                                              1,217,894
     34,673  GETIN HOLDING SA+                                                                                           170,854
     79,679  GRUPO SECURITY SA                                                                                            32,247
     15,000  GUNMA BANK LIMITED                                                                                          102,014
      9,674  HANA FINANCIAL GROUP INCORPORATED                                                                           429,264
     21,200  HANG SENG BANK LIMITED                                                                                      401,277
     28,978  HBOS PLC                                                                                                    344,345
     26,961  HBOS PLC ADR<<                                                                                              323,664
      5,859  HDFC BANK LIMITED ADR                                                                                       639,275
      5,000  HIGASHI-NIPPON BANK LIMITED                                                                                  17,290
     40,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                       113,098
         48  HOME CAPITAL GROUP INCORPORATED                                                                               1,950
     66,300  HONG LEONG BANK BHD                                                                                         115,103
      6,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                                         16,054
     68,900  HONG LOENG FINANCIAL GROUP BHD                                                                               99,763
    178,362  HSBC HOLDINGS PLC                                                                                         2,696,356
    170,000  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                  134,274
     94,750  HUDSON CITY BANCORP INCORPORATED                                                                          1,503,683
     72,496  HUNTINGTON BANCSHARES INCORPORATED<<                                                                        885,901
      2,890  HYPO REAL ESTATE HOLDING AG                                                                                  82,747
      3,660  ICICI BANK LIMITED                                                                                           97,547
     17,440  ICICI BANK LIMITED                                                                                          904,090
      3,899  INDIAN BANK                                                                                                  19,587
      9,647  INDIAN OVERSEAS BANK                                                                                         38,979
  1,767,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                             1,225,944
      5,970  INDUSTRIAL BANK OF KOREA                                                                                     96,253
     48,917  INDYMAC BANCORP INCORPORATED+<<                                                                             300,840
        152  ING BANK SLASKI SA                                                                                           35,528
     32,627  INTERNATIONAL BANCSHARES CORPORATION                                                                        707,353
    119,700  INTESA SANPAOLO                                                                                             803,959
     31,448  INTESA SANPAOLO RNC                                                                                         199,731
     18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                                46,205
      6,032  JARDINE STRATEGIC HOLDINGS LIMITED                                                                           98,322
     23,000  JOYO BANK LIMITED                                                                                           115,277
     92,877  JPMORGAN CHASE & COMPANY                                                                                  3,775,450
      3,122  JULIUS BAER HOLDING AG                                                                                      230,487
      6,000  KANSAI URBAN BANKING CORPORATION                                                                             17,602
     74,100  KASIKORNBANK PCL THB                                                                                        204,239
      2,362  KBC GROEP NV                                                                                                296,164
      9,850  KEYCORP                                                                                                     217,185
    129,200  KIATNAKIN FINANCE                                                                                           120,179
     14,000  KIYO HOLDINGS                                                                                                21,424
      6,200  KOREA EXCHANGE BANK                                                                                          86,700
      1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                    94,399
      8,334  KOTAK MAHINDRA BANK LIMITED                                                                                 164,840
    566,100  KRUNG THAI BANK PCL                                                                                         187,051
     84,090  LLOYDS TSB GROUP PLC                                                                                        751,618
      2,014  M&T BANK CORPORATION                                                                                        165,309
      8,424  MACQUARIE GROUP LIMITED                                                                                     420,698
    221,125  MALAYAN BANKING BHD                                                                                         624,185
    134,800  MALAYSIAN PLANTATIONS BHD                                                                                   119,663
     49,199  MARSHALL & ILSLEY CORPORATION                                                                             1,141,417
      5,812  MEDIOBANCA SPA                                                                                              112,130
    371,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                      264,919

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 109


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
    335,020  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                          $    2,952,649
     31,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                          213,696
      5,000  MIYAZAKI BANK LIMITED                                                                                        20,546
        356  MIZUHO FINANCIAL GROUP INCORPORATED                                                                       1,472,077
     42,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                       66,925
     50,294  NATIONAL AUSTRALIA BANK LIMITED                                                                           1,329,358
      2,300  NATIONAL BANK OF CANADA                                                                                     113,522
      2,065  NATIONAL BANK OF GREECE SA                                                                                  111,887
     23,412  NATIONAL BANK OF GREECE SA                                                                                  255,893
     14,673  NATIONAL CITY CORPORATION                                                                                   232,714
      4,848  NATIXIS                                                                                                      70,951
     10,227  NEDBANK GROUP LIMITED                                                                                       150,845
     63,762  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 1,041,233
     63,662  NEWALLIANCE BANCSHARES INCORPORATED                                                                         724,474
      1,100  NIS GROUP COMPANY LIMITED                                                                                     1,837
     22,000  NISHI-NIPPON CITY BANK LIMITED                                                                               57,329
     28,290  NORDEA BANK AB                                                                                              425,381
      4,039  NORTHERN ROCK PLC                                                                                             7,223
      1,400  OKO BANK                                                                                                     24,444
     40,412  OLD NATIONAL BANCORP                                                                                        627,194
      6,000  ORIENT CORPORATION                                                                                            8,656
      4,403  ORIENTAL BANK OF COMMERCE                                                                                    26,951
     76,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                 409,985
     28,624  PACIFIC CAPITAL BANCORP                                                                                     599,673
      4,847  PARK NATIONAL CORPORATION<<                                                                                 293,244
     11,159  PFF BANCORP INCORPORATED+<<                                                                                  94,517
     33,100  PHATRA SECURITIES PCL                                                                                        41,280
      5,026  PIRAEUS BANK SA                                                                                             149,596
     22,156  PKO BANK POLSKI SA                                                                                          397,184
      9,391  PNC FINANCIAL SERVICES GROUP                                                                                576,889
     50,446  POPULAR INCORPORATED<<                                                                                      556,924
     18,969  PROVIDENT BANKSHARES CORPORATION                                                                            241,475
     32,772  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                   392,936
    218,000  PT BANK DANAMON INDONESIA TBK                                                                               179,500
    821,500  PT BANK INTERNASIONAL INDONESIA TBK                                                                          30,125
    264,000  PT BANK PAN INDONESIA TBK                                                                                    18,421
    127,500  PUBLIC BANK BHD                                                                                             416,523
      6,035  PUNJAB NATIONAL BANK LIMITED                                                                                 89,114
      6,120  PUSAN BANK                                                                                                   80,986
        630  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                       80,727
     18,635  REGIONS FINANCIAL CORPORATION<<                                                                             395,062
        178  RESONA HOLDINGS INCORPORATED                                                                                287,918
     73,600  RHB CAPITAL BHD                                                                                             112,907
     48,041  RMB HOLDINGS LIMITED                                                                                        170,004
     19,400  ROYAL BANK OF CANADA                                                                                        973,499
    149,080  ROYAL BANK OF SCOTLAND GROUP PLC                                                                          1,127,118
          8  SAPPORO HOLDINGS                                                                                             62,454
      3,823  SBERBANK                                                                                                  1,273,059
  1,689,320  SCOTIABANK PERU SA                                                                                           93,543
     10,000  SENSHU BANK LIMITED                                                                                          23,544
      8,000  SHIGA BANK                                                                                                   51,215
    168,772  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                 121,194
      8,000  SHINSEI BANK LIMITED                                                                                         32,387
     22,000  SHIZUOKA BANK LIMITED                                                                                       232,287
    107,800  SIAM CITY BANK PCL                                                                                           58,094
     82,300  SIAM COMMERCIAL BANK PCL                                                                                    225,575

110 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
    296,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                           $      128,061
      8,150  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                    203,053
      1,713  SNS REAAL                                                                                                    36,091
    490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                       64,732
      3,167  SOCIETE GENERALE                                                                                            338,865
     19,202  SOCIETE GENERALE ADR<<                                                                                      414,519
     44,232  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                        638,268
     65,234  SOVEREIGN BANCORP INCORPORATED+<<                                                                           719,534
     16,693  ST. GEORGE BANK LIMITED                                                                                     364,521
     47,735  STANDARD BANK GROUP LIMITED                                                                                 595,750
     20,904  STANDARD CHARTERED PLC                                                                                      688,704
      1,046  STATE BANK OF INDIA LIMITED<<++                                                                             110,398
      5,232  STATE BANK OF INDIA LIMITED++                                                                               571,596
     44,693  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    416,092
     31,031  STERLING FINANCIAL CORPORATION                                                                              462,052
        242  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                              1,747,871
     52,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                    350,288
     28,444  SUNCORP-METWAY LIMITED                                                                                      364,886
      9,590  SUNTRUST BANKS INCORPORATED                                                                                 557,467
      8,000  SURUGA BANK LIMITED                                                                                          88,826
     53,901  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                     1,072,091
     13,800  SVB FINANCIAL GROUP+<<                                                                                      625,140
      7,200  SVENSKA HANDELSBANKEN                                                                                       200,584
      4,900  SWEDBANK AB                                                                                                 132,437
        670  SYDBANK AG                                                                                                   24,273
      7,938  SYNDICATE BANK                                                                                               19,061
     16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                                  7,590
     54,117  SYNOVUS FINANCIAL CORPORATION<<                                                                             623,969
    258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                  120,039
     78,000  TAIWAN BUSINESS BANK+                                                                                        24,999
     23,754  TCF FINANCIAL CORPORATION<<                                                                                 442,062
     15,516  THANACHART CAPITAL PCL                                                                                        7,511
        200  THE AICHI BANK LIMITED                                                                                       15,760
      5,000  THE AKITA BANK LIMITED                                                                                       21,249
      5,000  THE AOMORI BANK LIMITED                                                                                      18,818
      5,000  THE AWA BANK LIMITED                                                                                         27,060
        600  THE BANK OF IKEDA LIMITED                                                                                    17,030
        400  THE BANK OF IWATE LIMITED                                                                                    24,616
      4,000  THE BANK OF NAGOYA LIMITED                                                                                   22,948
        600  THE BANK OF OKINAWA LIMITED                                                                                  20,700
      1,400  THE CHIBA KOGYO BANK LIMITED+                                                                                17,773
      7,000  THE CHUGOKU BANK LIMITED                                                                                     94,744
      5,000  THE DAISAN BANK LIMITED                                                                                      17,007
     12,000  THE DAISHI BANK LIMITED                                                                                      45,487
      5,000  THE EHIME BANK LIMITED                                                                                       17,151
      6,000  THE EIGHTEENTH BANK LIMITED                                                                                  21,335
      7,000  THE FUKUI BANK LIMITED                                                                                       19,755
     14,000  THE HACHIJUNI BANK LIMITED                                                                                   92,007
      5,000  THE HIGO BANK LIMITED                                                                                        29,118
     17,000  THE HIROSHIMA BANK LIMITED                                                                                   83,716
      6,000  THE HOKKOKU BANK LIMITED                                                                                     26,761
      8,000  THE HOKUETSU BANK LIMITED                                                                                    18,272
      8,000  THE HYAKUGO BANK LIMITED                                                                                     45,419
     14,000  THE HYAKUJUSHI BANK LIMITED                                                                                  68,674
     10,000  THE IYO BANK LIMITED                                                                                         97,778
     11,000  THE JUROKU BANK LIMITED                                                                                      57,070
      4,000  THE KAGOSHIMA BANK LIMITED                                                                                   27,762

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 111


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE

DEPOSITORY INSTITUTIONS (continued)
      8,000  THE KEIYO BANK LIMITED                                                                               $       44,989
      4,000  THE MIE BANK LIMITED                                                                                         19,521
      1,100  THE MUSASHINO BANK LIMITED                                                                                   44,768
      5,000  THE NANTO BANK LIMITED                                                                                       22,190
      9,000  THE OGAKI KYORITSU BANK LIMITED                                                                              49,559
      4,000  THE OITA BANK LIMITED                                                                                        25,642
      5,000  THE SAN-IN GODO BANK LIMITED                                                                                 40,497
      6,000  THE SHIKOKU BANK LIMITED                                                                                     22,048
      3,000  THE TOCHIGI BANK LIMITED                                                                                     17,610
      6,000  THE TOHO BANK LIMITED                                                                                        24,111
    132,800  TISCO BANK PCL                                                                                              123,928
  2,682,766  TMB BANK PCL+                                                                                               111,159
        800  TOKYO TOMIN BANK LIMITED                                                                                     17,907
     10,731  TORONTO-DOMINION BANK                                                                                       718,489
     45,187  TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                    390,868
     30,738  TRUSTMARK CORPORATION                                                                                       607,383
     47,111  TURKIYE GARANTI BANKASI AS                                                                                  279,394
     40,814  TURKIYE IS BANKASI                                                                                          187,204
     23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                                 54,263
     62,624  UCBH HOLDINGS INCORPORATED<<                                                                                707,025
     36,288  UMPQUA HOLDINGS CORPORATION<<                                                                               514,201
     42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                   252,957
    198,762  UNICREDITO ITALIANO SPA                                                                                   1,462,255
     10,000  UNION BANK HONG KONG                                                                                         21,704
     10,211  UNION BANK OF INDIA                                                                                          46,568
     10,549  UNIONBANCAL CORPORATION                                                                                     491,267
      9,138  UNIONE DI BANCHE SCPA                                                                                       214,843
     25,981  UNITED BANKSHARES INCORPORATED<<                                                                            682,521
      4,444  UNITED MIZRAHI BANK LIMITED                                                                                  33,741
     38,000  UNITED OVERSEAS BANK LIMITED                                                                                481,816
     47,263  US BANCORP                                                                                                1,513,361
        165  VALIANT HOLDING AG                                                                                           29,539
     23,962  VALLEY NATIONAL BANCORP                                                                                     447,610
     70,635  W HOLDING COMPANY INCORPORATED<<                                                                             92,532
     54,334  WACHOVIA CORPORATION                                                                                      1,663,707
     52,316  WASHINGTON FEDERAL INCORPORATED                                                                           1,187,573
     23,392  WASHINGTON MUTUAL INCORPORATED<<                                                                            346,202
     32,910  WEBSTER FINANCIAL CORPORATION                                                                               920,493
     87,065  WELLS FARGO & COMPANY<<(L)                                                                                2,544,910
     31,106  WESTERN UNION COMPANY                                                                                       647,005
     59,678  WESTPAC BANKING CORPORATION                                                                               1,276,432
     40,909  WHITNEY HOLDING CORPORATION<<                                                                               982,225
     13,602  WILMINGTON TRUST CORPORATION<<                                                                              418,942
      7,000  WING HANG BANK LIMITED                                                                                      102,293
      2,400  WING LUNG BANK LIMITED                                                                                       29,612
      4,000  YAMAGATA BANK LIMITED                                                                                        22,102
      8,000  YAMAGUCHI FINANCIAL GROUP                                                                                    88,451
      8,719  YES BANK LIMITED+                                                                                            52,871

                                                                                                                     124,121,259
                                                                                                                  --------------
DIVERSIFIED OPERATIONS: 0.05%
      7,785  BOUSTEAD HOLDINGS BHD                                                                                        11,955
    278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                            61,387
     66,000  HUTCHISON WHAMPOA LIMITED                                                                                   618,535
     20,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                      28,209

                                                                                                                         720,086
                                                                                                                  --------------

112 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
DURABLE GOODS - CONSUMER: 0.00%
     29,743  GOODMAN FIELDER LIMITED                                                                              $       51,367
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.52%
        836  AUTOGRILL SPA                                                                                                13,359
     21,457  BOB EVANS FARMS INCORPORATED                                                                                621,180
     19,410  BRINKER INTERNATIONAL INCORPORATED                                                                          357,920
      3,345  C&C GROUP PLC                                                                                                22,779
      7,566  CBRL GROUP INCORPORATED                                                                                     275,554
     28,463  CHEESECAKE FACTORY INCORPORATED+<<                                                                          595,161
      5,624  ENTERPRISE INNS PLC                                                                                          46,174
     16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                              29,211
      3,649  HEINEKEN NV                                                                                                 205,804
      6,956  IHOP CORPORATION<<                                                                                          318,446
      2,300  ITO EN LIMITED                                                                                               46,865
     25,760  JACK IN THE BOX INCORPORATED+                                                                               676,715
      2,914  MARSTON'S PLC                                                                                                13,871
     32,914  MCDONALD'S CORPORATION                                                                                    1,780,977
      4,377  MITCHELLS & BUTLERS PLC                                                                                      38,512
        547  OBRASCON HUARTE LAIN SA                                                                                      18,306
     10,830  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                     308,980
      4,791  PUNCH TAVERNS PLC                                                                                            60,984
     28,087  RUBY TUESDAY INCORPORATED                                                                                   199,699
     12,394  SABMILLER PLC                                                                                               257,493
      2,000  SAIZERIYA COMPANY LIMITED                                                                                    19,364
     12,000   SAPPORO HOLDINGS LIMITED                                                                                    90,471
     12,639  SCOTTISH & NEWCASTLE PLC                                                                                    197,694
      4,000  TAKARA HOLDINGS INCORPORATED                                                                                 24,270
      2,804  TIM HORTONS INCORPORATION                                                                                    98,685
     25,386  TRIARC COMPANIES INCORPORATED CLASS B                                                                       213,750
     16,700  WENDY'S INTERNATIONAL INCORPORATED                                                                          405,476
      1,986  WHITBREAD PLC                                                                                                49,690
     21,072  YUM! BRANDS INCORPORATED                                                                                    725,930

                                                                                                                       7,713,320
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.21%
     20,052  APOLLO GROUP INCORPORATED CLASS A                                                                         1,230,792
      2,600  BENESSE CORPORATION                                                                                         106,343
     51,318  CORINTHIAN COLLEGES INCORPORATED+<<                                                                         407,978
      5,735  ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                                    316,687
      6,123  STRAYER EDUCATION INCORPORATED                                                                              953,351

                                                                                                                       3,015,151
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.33%
      1,091  ACEA SPA                                                                                                     20,161
     18,336  AEM SPA                                                                                                      74,176
     27,469  AES CORPORATION+                                                                                            493,893
     12,558  AGL ENERGY LIMITED                                                                                          129,764
     47,076  AGL RESOURCES INCORPORATED                                                                                1,632,596
     24,747  ALLEGHENY ENERGY INCORPORATED                                                                             1,253,930
     15,298  ALLETE INCORPORATED                                                                                         551,340
     56,823  ALLIED WASTE INDUSTRIES INCORPORATED                                                                        587,550
    552,035  ALMENDRAL SA                                                                                                 61,560
      1,019  ALSTOM PROJECTS INDIA LIMITED                                                                                18,347
     40,706  AMEREN CORPORATION                                                                                        1,738,146
     10,798  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                441,854
     26,222  AQUA AMERICA INCORPORATED<<                                                                                 499,267

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 113


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
    225,612  AQUILA INCORPORATED+<<                                                                               $      735,495
    395,800  ASIAN INSULATORS PCL                                                                                         80,577
        447  ATCO LIMITED                                                                                                 21,186
     53,404  ATMOS ENERGY CORPORATION                                                                                  1,388,504
    311,116  AU OPTRONICS CORPORATION                                                                                    593,420
     32,029  AVISTA CORPORATION                                                                                          584,209
     14,895  BABCOCK & BROWN POWER                                                                                        28,224
      7,217  BHARAT HEAVY ELECTRICAL LIMITED                                                                             405,352
        177  BKW FMB ENERGIE AG                                                                                           21,608
     22,803  BLACK HILLS CORPORATION                                                                                     815,435
      2,000  BRADESPAR SA                                                                                                 54,402
     13,772  BRITISH ENERGY GROUP PLC                                                                                    153,422
        306  BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                                         5,753
     55,910  CENTERPOINT ENERGY INCORPORATED                                                                             820,759
     52,775  CENTRICA PLC                                                                                                336,953
      7,207  CEZ AS                                                                                                      531,056
     45,000  CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                                17,105
     32,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                       79,407
     23,000  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                   579,361
     10,592  CIA GENERAL DE ELECTRICIDAD SA                                                                               76,880
     64,651  CITIZENS COMMUNICATIONS COMPANY                                                                             694,352
     36,041  CLECO CORPORATION                                                                                           825,699
     50,000  CLP HOLDINGS LIMITED                                                                                        390,857
     44,185  CMS ENERGY CORPORATION                                                                                      635,822
    807,230  COLBUN SA                                                                                                   126,948
      1,202  COMPANIA CERVECERIAS UNIDAS SA ADR                                                                           54,894
      7,315  CONSOLIDATED EDISON INCORPORATED                                                                            299,110
      7,994  CONTACT ENERGY LIMITED                                                                                       50,106
     15,783  COVANTA HOLDING CORPORATION                                                                                 452,656
      3,854  CPFL ENERGIA SA                                                                                              83,069
     19,111  CROSSTEX ENERGY INCORPORATED<<                                                                              683,218
     15,786  DOMINION RESOURCES INCORPORATED                                                                             630,493
     22,260  DPL INCORPORATED<<                                                                                          567,853
      3,512  DRAX GROUP PLC                                                                                               40,279
     32,174  DTE ENERGY COMPANY                                                                                        1,282,777
     34,508  DUKE ENERGY CORPORATION                                                                                     605,270
      1,600  DUSKIN COMPANY LIMITED                                                                                       27,046
     79,332  DYNEGY INCORPORATED CLASS A+                                                                                587,057
      9,960  E.ON AG                                                                                                   1,871,894
      8,268  EDISON INTERNATIONAL                                                                                        408,439
     19,099  EDISON SPA                                                                                                   53,362
    138,572  EL PASO CORPORATION                                                                                       2,258,724
     28,019  EL PASO ELECTRIC COMPANY+                                                                                   573,269
      4,800  ELECTRIC POWER DEVELOPMENT COMPANY                                                                          173,695
      4,188  ELECTRICITE DE FRANCE                                                                                       390,612
     48,600  ELECTRICITY GENERATING PCL                                                                                  148,485
      1,198  EMERA INCORPORATED                                                                                           24,903
    149,915  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                 214,329
      1,783  ENAGAS                                                                                                       53,630
      4,500  ENBRIDGE INCORPORATED                                                                                       185,395
      1,351  ENDESA SA                                                                                                    67,709
     45,327  ENEL SPA                                                                                                    489,092
      3,431  ENEL SPA ADR<<                                                                                              185,816
     31,192  ENERGY EAST CORPORATION                                                                                     831,267
      5,140  ENERGY SAVINGS INCOME FUND                                                                                   70,187
    587,564  ENERSIS SA (CHILE)                                                                                          187,390

114 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      5,339  ENTERGY CORPORATION                                                                                  $      548,529
     14,532  ENVESTRA LIMITED                                                                                             10,567
     18,063  EXELON CORPORATION                                                                                        1,352,016
     80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                                        90,585
      8,384  FIRSTENERGY CORPORATION                                                                                     566,675
      1,956  FORTIS INCORPORATED                                                                                          55,744
      6,564  FORTUM OYJ                                                                                                  274,063
     10,213  FPL GROUP INCORPORATED                                                                                      615,742
      1,920  GAMESA CORPORATION TECNOLOGICA SA                                                                            78,205
      1,893  GAS NATURAL SDG SA                                                                                          114,703
     17,029  GREAT PLAINS ENERGY INCORPORATED                                                                            433,047
      2,790  GRUPO ELEKTRA SA DE CV                                                                                       65,126
     49,248  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                 1,106,110
      5,474  HERA SPA                                                                                                     24,683
      6,000  HOKURIKU ELECTRIC POWER COMPANY                                                                             133,610
     42,105  HONG KONG ELECTRIC HOLDINGS LIMITED                                                                         238,450
    204,000  HUANENG POWER INTERNATIONAL INCORPORATED                                                                    166,685
     69,933  IBERDROLA SA                                                                                              1,010,024
     27,288  IDACORP INCORPORATED<<                                                                                      813,182
     14,925  INTEGRYS ENERGY GROUP INCORPORATED                                                                          686,102
     21,845  INTERNATIONAL POWER PLC                                                                                     164,117
     26,500  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                  648,353
     11,705  KOREA ELECTRIC POWER CORPORATION                                                                            410,117
      1,080  KOREA GAS CORPORATION                                                                                        80,557
     13,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                  350,222
      1,879  LINDE AG                                                                                                    249,999
     33,265  MDU RESOURCES GROUP INCORPORATED                                                                            873,539
     13,942  NATIONAL FUEL GAS COMPANY                                                                                   655,971
      8,937  NICOR INCORPORATED                                                                                          304,752
     54,183  NISOURCE INCORPORATED                                                                                       931,406
        513  NORDEX AG+                                                                                                   18,356
     30,323  NORTHEAST UTILITIES                                                                                         769,295
     16,093  NORTHWEST NATURAL GAS COMPANY<<                                                                             676,550
     22,499  NORTHWESTERN CORPORATION                                                                                    580,249
     35,328  NRG ENERGY INCORPORATED+<<                                                                                1,457,987
     19,544  NSTAR                                                                                                       603,910
     18,041  OGE ENERGY CORPORATION<<                                                                                    585,791
     19,143  ONEOK INCORPORATED                                                                                          891,490
     67,000  OSAKA GAS COMPANY LIMITED                                                                                   268,827
      5,271  PENNON GROUP PLC                                                                                             66,738
     39,488  PEPCO HOLDINGS INCORPORATED                                                                                 997,862
     55,500  PERUSAHAAN GAS NEGARA PT                                                                                     82,502
     76,900  PETRONAS GAS BHD                                                                                            241,280
      9,665  PG&E CORPORATION                                                                                            363,984
     42,704  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                               1,050,518
     19,532  PINNACLE WEST CAPITAL CORPORATION                                                                           694,363
     42,272  PNM RESOURCES INCORPORATED                                                                                  500,500
    187,000  PNOC ENERGY DEVELOPMENT CORPORATION                                                                          29,134
     10,066  PPL CORPORATION                                                                                             456,795
      6,529  PROGRESS ENERGY INCORPORATED                                                                                273,630
      1,690  PUBLIC POWER CORPORATION SA                                                                                  71,775
     13,702  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                604,258
     23,072  PUGET ENERGY INCORPORATED                                                                                   616,022
        710  Q-CELLS AG+                                                                                                  57,046
     25,360  QUESTAR CORPORATION                                                                                       1,401,140
    114,600  RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                               159,232

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 115


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      1,386  RED ELECTRICA DE ESPANA                                                                              $       86,472
      5,599  RELIANCE ENERGY LIMITED                                                                                     216,113
     66,727  RELIANT ENERGY INCORPORATED+                                                                              1,521,376
      2,142  RENEWABLE ENERGY CORPORATION AS+                                                                             52,389
     32,491  REPUBLIC SERVICES INCORPORATED                                                                              991,950
      6,940  RWE AG                                                                                                      839,348
      9,000  SAIBU GAS COMPANY LIMITED                                                                                    20,001
     20,753  SCANA CORPORATION                                                                                           785,916
     12,403  SCOTTISH & SOUTHERN ENERGY PLC                                                                              362,672
      5,909  SEMPRA ENERGY                                                                                               313,945
      2,997  SEVERN TRENT PLC                                                                                             84,124
      7,500  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                                 216,176
     43,490  SIERRA PACIFIC RESOURCES                                                                                    561,456
     20,738  SOUTHERN COMPANY                                                                                            716,083
     25,381  SOUTHWEST GAS CORPORATION                                                                                   649,500
     21,824  SP AUSNET                                                                                                    25,123
     17,319  SPECTRA ENERGY CORPORATION<<                                                                                400,242
     13,214  STERICYCLE INCORPORATED+                                                                                    712,102
     41,087  TECO ENERGY INCORPORATED                                                                                    615,483
     72,200  TENAGA NASIONAL BHD                                                                                         202,578
     19,033  TERNA SPA                                                                                                    82,327
      9,200  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                             193,620
        400  THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                              15,931
     15,800  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                  362,526
     43,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                 1,109,897
     74,000  TOKYO GAS COMPANY LIMITED                                                                                   331,947
      7,429  TRACTEBEL ENERGIA SA                                                                                         93,527
      2,600  TRANSALTA CORPORATION                                                                                        92,747
      4,857  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                        43,477
      3,817  TRUSTPOWER LIMITED                                                                                           22,888
     63,279  UGI CORPORATION                                                                                           1,620,575
      1,795  UNION FENOSA SA                                                                                             118,270
     21,358  UNISOURCE ENERGY CORPORATION                                                                                505,117
     11,893  UNITED UTILITIES PLC                                                                                        162,853
     46,020  VECTREN CORPORATION                                                                                       1,185,935
      5,758  VEOLIA ENVIRONNEMENT                                                                                        512,307
      1,003  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                      74,233
     29,432  WASTE CONNECTIONS INCORPORATED+<<                                                                           893,556
     13,753  WASTE MANAGEMENT INCORPORATED                                                                               451,511
     29,733  WGL HOLDINGS INCORPORATED                                                                                   927,372
     23,120  WISCONSIN ENERGY CORPORATION                                                                              1,008,494
      2,000  WOONGJIN COWAY COMPANY LIMITED                                                                               67,199
     83,038  XCEL ENERGY INCORPORATED                                                                                  1,645,813
     20,000  XINAO GAS HOLDINGS LIMITED                                                                                   36,979

                                                                                                                      78,561,661
                                                                                                                  --------------

ELECTRICAL PRODUCTS: 0.00%
      9,450  INVENTEC APPLIANCES CORPORATION                                                                              18,281
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.85%
     16,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED+                                                             15,251
     98,455  ACER INCORPORATED                                                                                           178,628
     14,157  ACTEL CORPORATION                                                                                           167,760
     18,180  ACUITY BRANDS INCORPORATED                                                                                  807,374
     64,319  ADAPTEC INCORPORATED+                                                                                       170,445
     79,980  ADVANCED MICRO DEVICES INCORPORATED                                                                         576,656

116 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    174,485  ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                      $      159,968
      4,600  ADVANTEST CORPORATION                                                                                       114,486
      1,171  AIXTRON AG+                                                                                                  15,536
     42,534  ALCO HOLDINGS LIMITED                                                                                        14,704
      7,800  ALPINE ELECTRONICS INCORPORATED                                                                              92,244
      8,900  ALPS ELECTRIC COMPANY LIMITED                                                                               103,999
     50,316  ALTERA CORPORATION                                                                                          860,907
     15,294  AMETEK INCORPORATED                                                                                         651,371
     63,968  AMKOR TECHNOLOGY INCORPORATED                                                                               749,065
     26,231  AMPHENOL CORPORATION CLASS A                                                                                969,760
     12,921  ANALOG DEVICES INCORPORATED                                                                                 347,833
      9,000  ANRITSU CORPORATION                                                                                          29,179
      3,169  ARCELIK AS                                                                                                   17,846
     35,433  ARM HOLDINGS PLC                                                                                             63,358
     11,143  ARRIS GROUP INCORPORATED+                                                                                    64,073
      5,050  ASIA OPTICAL COMPANY INCORPORATED                                                                            13,701
      4,000  ASM PACIFIC TECHNOLOGY                                                                                       26,569
    165,367  ASUSTEK COMPUTER INCORPORATED                                                                               456,536
     14,130  ATMI INCORPORATED+                                                                                          386,314
         14  AXELL CORPORATION                                                                                            45,974
         82  BANG & OLUFSEN AS                                                                                             5,531
    284,000  BANK OF COMMUNICATIONS LIMITED                                                                              337,879
         99  BARCO NV                                                                                                      7,185
     43,898  BENCHMARK ELECTRONICS INCORPORATED+                                                                         737,486
      1,435  BF UTILITIES LIMITED+                                                                                        42,474
     18,746  BROADCOM CORPORATION CLASS A+                                                                               354,487
     14,000  BROTHER INDUSTRIES LIMITED                                                                                  148,816
      2,400  CANON ELECTRONICS INCORPORATED                                                                               53,851
     38,300  CANON INCORPORATED                                                                                        1,716,808
          7  CANON INCORPORATED ADR                                                                                          314
      7,738  CELESTICA INCORPORATED+                                                                                      50,607
     10,543  CERADYNE INCORPORATED+<<                                                                                    327,993
     27,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                               13,923
         82  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                              431
     23,968  CHECKPOINT SYSTEMS INCORPORATED+                                                                            580,026
     16,800  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                 38,257
    278,280  CHI MEI OPTOELECTRONICS CORPORATION                                                                         366,026
     30,000  CHINA WATER AFFAIRS GROUP LIMITED+                                                                           11,306
      1,900  CHIYODA INTEGRE COMPANY LIMITED                                                                              32,180
    269,000  CHUNGHWA PICTURE TUBES LIMITED+                                                                              90,024
      1,278  CIA ENERGETICA DE MINAS GERAIS                                                                               22,672
     36,581  CIENA CORPORATION+<<                                                                                        944,887
    256,349  CISCO SYSTEMS INCORPORATED+                                                                               6,247,225
      8,000  CLARION COMPANY LIMITED                                                                                      20,570
        300  CMK CORPORATION                                                                                               2,390
    287,307  CONEXANT SYSTEMS INCORPORATED+<<                                                                            152,273
     30,500  COOPER INDUSTRIES LIMITED CLASS A                                                                         1,278,865
      2,000  CORONA CORPORATION                                                                                           25,715
     19,700  CTS CORPORATION                                                                                             191,090
     12,720  CYMER INCORPORATED+<<                                                                                       360,358
     16,000  DAIDO STEEL COMPANY LIMITED                                                                                 112,863
      5,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                               22,094
      6,000  DAISHINKU CORPORATION                                                                                        26,725
     22,600  DELTA ELECTRONICS (THAILAND) PCL                                                                             16,532
      7,862  DIONEX CORPORATION+                                                                                         580,373
     17,935  DSP GROUP INCORPORATED+                                                                                     208,046

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 117


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,900  EIZO NANAO CORPORATION                                                                               $       45,250
     19,642  ELECTROCOMPONENTS PLC                                                                                        68,359
      3,662  ELECTROLUX AB CLASS B                                                                                        58,757
     43,000  ELITEGROUP COMPUTER SYSTEMS                                                                                  15,910
     34,332  ENERGIAS DE PORTUGAL SA                                                                                     200,765
      8,529  ENERGIZER HOLDINGS INCORPORATED+                                                                            791,747
      3,900  ENPLAS CORPORATION                                                                                           42,058
     19,931  EPISTAR CORPORATION                                                                                          59,674
      8,239  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                        30,379
        796  EVERTZ TECHNOLOGIES LIMITED                                                                                  17,728
      5,900  FANUC LIMITED                                                                                               550,050
     10,198  FARADAY TECHNOLOGY CORPORATION                                                                               19,854
      5,187  FIRST SOLAR INCORPORATED+                                                                                 1,064,372
     37,124  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          376,440
      2,400  FOSTER ELECTRIC COMPANY LIMITED                                                                              59,678
      1,000  FUNAI ELECTRIC COMPANY LIMITED                                                                               28,223
      5,600  FUTABA CORPORATION CHIBA                                                                                     99,152
    277,307  GENERAL ELECTRIC COMPANY                                                                                  9,189,954
     27,708  GENTEX CORPORATION                                                                                          446,653
      1,963  GN STORE NORD                                                                                                 9,579
     63,024  GRAFTECH INTERNATIONAL LIMITED+<<                                                                         1,009,644
     25,000  GS YUASA CORPORATION                                                                                         61,948
      4,300  HAMAMATSU PHOTONICS                                                                                         130,172
    194,800  HANA MICROELECTRONICS PCL                                                                                   116,631
    177,640  HANNSTAR DISPLAY CORPORATION+                                                                                76,411
      8,724  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                              359,429
     56,504  HARMONIC INCORPORATED+                                                                                      503,451
     20,267  HARRIS CORPORATION                                                                                          989,638
        900  HIOKI EE CORPORATION                                                                                         16,973
      1,000  HIROSE ELECTRIC COMPANY LIMITED                                                                             105,953
      5,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                132,120
      3,600  HORIBA LIMITED                                                                                              117,931
      6,700  HOSIDEN CORPORATION                                                                                         114,964
     14,031  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                       235,721
     14,677  HYNIX SEMICONDUCTOR INCORPORATED+                                                                           377,424
      4,600  IBIDEN COMPANY LIMITED                                                                                      219,654
     20,899  IMATION CORPORATION<<                                                                                       471,272
        510  INDESIT COMPANY SPA                                                                                           6,363
      1,594  INFINEON TECHNOLOGIES AG+                                                                                    12,891
      8,113  INFINEON TECHNOLOGIES AG                                                                                     65,472
     99,466  INNOLUX DISPLAY CORPORATION                                                                                 274,462
     95,400  INOTERA MEMORIES INCORPORATED                                                                                83,274
    244,934  INTEL CORPORATION                                                                                         4,886,433
     19,288  INTERDIGITAL INCORPORATED+<<                                                                                335,418
     10,001  INTERNATIONAL RECTIFIER CORPORATION+                                                                        227,723
     25,890  INTERSIL CORPORATION CLASS A                                                                                602,460
        900  JABIL CIRCUIT INCORPORATED                                                                                   11,628
     31,490  JDS UNIPHASE CORPORATION+<<                                                                                 414,094
      7,000  JUKI CORPORATION                                                                                             30,979
     45,434  KEMET CORPORATION+                                                                                          225,353
     19,000  KENWOOD CORPORATION                                                                                          20,575
      5,831  KESA ELECTRICALS PLC                                                                                         24,634
      1,100  KEYENCE CORPORATION                                                                                         256,664
     16,500  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                   43,036
      7,238  KLA-TENCOR CORPORATION                                                                                      304,068
      3,700  KOA CORPORATION                                                                                              23,763

118 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     15,843  KONINKLIJKE PHILIPS ELECTRONICS NV                                                                   $      618,106
      3,147  KONTRON AG                                                                                                   48,143
      2,324  KUDELSKI SA                                                                                                  30,498
      5,800  KYOCERA CORPORATION                                                                                         474,476
     18,708  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  1,988,473
      7,493  LAIRD GROUP PLC                                                                                              73,589
     62,241  LATTICE SEMICONDUCTOR CORPORATION+<<                                                                        160,582
      1,026  LEGRAND SA                                                                                                   32,435
      4,224  LG ELECTRONICS INCORPORATED                                                                                 454,940
     17,053  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                    1,144,938
     30,382  LINEAR TECHNOLOGY CORPORATION<<                                                                             841,885
      9,451  LITTELFUSE INCORPORATED+                                                                                    294,588
      1,340  LS CABLE LIMITED                                                                                            126,651
      1,200  MABUCHI MOTOR COMPANY LIMITED                                                                                60,234
     70,212  MACRONIX INTERNATIONAL                                                                                       31,051
      5,701  MAKITA CORPORATION                                                                                          201,366
      8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                                 24,059
      3,800  MARUBUN CORPORATION                                                                                          25,913
     19,279  MARVELL TECHNOLOGY GROUP LIMITED+                                                                           218,045
     45,450  MEDIATEK INCORPORATED                                                                                       509,745
        187  MELEXIS NV                                                                                                    3,037
      9,491  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     723,973
     21,863  METHODE ELECTRONICS INCORPORATED                                                                            232,841
     31,300  MICREL INCORPORATED                                                                                         230,055
      2,032  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                      1,616
      1,369  MICRONAS SEMICONDUCTOR HOLDING                                                                               12,558
     28,853  MICROSEMI CORPORATION+<<                                                                                    627,553
      3,300  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                62,165
     14,000  MINEBEA COMPANY LIMITED                                                                                      89,684
      2,700  MITSUMI ELECTRIC COMPANY LIMITED                                                                             83,907
     14,460  MOLEX INCORPORATED CLASS A                                                                                  314,794
     15,902  MOOG INCORPORATED CLASS A+<<                                                                                652,618
     26,780  MOSEL VITELIC INCORPORATED                                                                                   20,310
     95,928  MOTOROLA INCORPORATED                                                                                       956,402
     68,712  MRV COMMUNICATIONS INCORPORATED+                                                                            109,939
      6,900  MURATA MANUFACTURING COMPANY LIMITED                                                                        374,380
      5,132  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                     25,185
     86,516  NANYA TECHNOLOGY CORPORATION                                                                                 49,800
     38,848  NATIONAL GRID PLC                                                                                           563,289
     38,073  NATIONAL SEMICONDUCTOR CORPORATION                                                                          627,062
     59,000  NEC CORPORATION                                                                                             254,099
        800  NEC ELECTRONICS CORPORATION+                                                                                 16,194
      8,000  NEC TOKIN CORPORATION                                                                                        20,448
     14,735  NETWORK APPLIANCE INCORPORATED+                                                                             318,571
        255  NEXANS SA                                                                                                    27,841
     11,000  NGK INSULATORS LIMITED                                                                                      249,787
      1,700  NICHICON CORPORATION                                                                                         13,300
      7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                          46,353
        300  NIHON DEMPA KOGYO COMPANY LIMITED                                                                             9,995
      3,700  NINTENDO COMPANY LIMITED                                                                                  1,842,214
     11,000  NIPPON CARBON COMPANY LIMITED                                                                                42,814
      3,000  NIPPON CHEMI-CON CORPORATION                                                                                 13,311
      8,000  NISSIN ELECTRIC COMPANY LIMITED                                                                              35,748
     58,613  NOKIA OYJ                                                                                                 2,105,812
     21,420  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                 75,372
     16,700  NOVELLUS SYSTEMS INCORPORATED+<<                                                                            368,736

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 119


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     39,543  NTPC LIMITED                                                                                         $      196,402
         40  NTT DATA CORPORATION                                                                                        187,184
     23,399  NVIDIA CORPORATION+                                                                                         500,505
        271  OC OERLIKON CORPORATION AG+                                                                                  87,504
     34,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                        60,742
      2,000  OLYMPUS CORPORATION                                                                                          58,563
      6,704  OMRON CORPORATION                                                                                           149,103
     42,340  ON SEMICONDUCTOR CORPORATION+<<                                                                             254,040
      1,000  ONEX CORPORATION                                                                                             34,737
     45,355  OPENWAVE SYSTEMS INCORPORATED+                                                                               93,431
      2,730  OPTEX COMPANY LIMITED                                                                                        36,254
     10,398  PAN-INTERNATIONAL INDUSTRIAL                                                                                 18,648
      7,772  PARK ELECTROCHEMICAL CORPORATION                                                                            183,031
        107  PHOENIX MECANO AG                                                                                            54,226
     22,109  PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                     15,049
     22,985  PHOTRONICS INCORPORATED+                                                                                    231,459
     29,300  PLANTRONICS INCORPORATED                                                                                    552,598
    131,541  PMC-SIERRA INCORPORATED+                                                                                    630,081
     13,504  POLYCOM INCORPORATED+                                                                                       294,387
     41,651  POWER-ONE INCORPORATED+                                                                                     108,293
     21,850  POWERTECH TECHNOLOGY INCORPORATED                                                                            72,410
     18,366  PREMIER FARNELL PLC                                                                                          54,294
      1,054  PRYSMIAN SPA+                                                                                                20,603
     25,600  QLOGIC CORPORATION+<<                                                                                       405,760
     68,897  QUALCOMM INCORPORATED                                                                                     2,919,166
     19,123  RAMBUS INCORPORATED+<<                                                                                      344,788
     17,850  REALTEK SEMICONDUCTOR CORPORATION                                                                            52,883
     13,333  REGAL-BELOIT CORPORATION                                                                                    492,254
      7,034  RESEARCH IN MOTION LIMITED+                                                                                 732,737
      7,040  REUNERT LIMITED                                                                                              51,321
    162,329  RF MICRO DEVICES INCORPORATED+<<                                                                            511,336
      3,450  RICHTEK TECHNOLOGY CORPORATION                                                                               30,442
     23,565  RICOH COMPANY LIMITED                                                                                       378,457
     23,998  ROCKWELL COLLINS INCORPORATED                                                                             1,413,482
      3,300  ROHM COMPANY LIMITED                                                                                        240,687
      1,094  ROTORK PLC                                                                                                   21,440
        700  RYOSAN COMPANY LIMITED                                                                                       16,713
      3,839  SAFRAN SA                                                                                                    76,828
      2,380  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                   109,690
      5,700  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                       3,341,182
      1,516  SAMSUNG SDI COMPANY LIMITED                                                                                 105,698
      2,400  SAMSUNG TECHWIN COMPANY LIMITED                                                                             122,549
      7,000  SANKEN ELECTRIC COMPANY LIMITED                                                                              41,240
     93,664  SANMINA-SCI CORPORATION+                                                                                    154,546
      9,000  SANSHIN ELECTRONICS COMPANY LIMITED                                                                         102,222
      6,000  SANYO DENKI COMPANY LIMITED                                                                                  26,500
      5,833  SANYO ELECTRIC COMPANY LIMITED                                                                               62,473
        116  SEB SA                                                                                                       20,112
      7,100  SECOM COMPANY LIMITED                                                                                       358,046
      5,800  SEIKO EPSON CORPORATION                                                                                     148,036
    344,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                       27,601
     36,796  SEMTECH CORPORATION+<<                                                                                      468,781
     34,000  SHARP CORPORATION                                                                                           618,717
      9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                            18,431
      2,200  SHINKAWA LIMITED                                                                                             29,257
      3,100  SHINKO ELECTRIC INDUSTRIES                                                                                   44,232

120 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     49,000  SILICON INTEGRATED SYSTEMS CORPORATION                                                               $       16,675
     22,720  SILICON LABORATORIES INCORPORATED+                                                                          703,184
     50,410  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                    142,660
     96,207  SKYWORKS SOLUTIONS INCORPORATED+<<                                                                          794,670
      4,916  SMITHS GROUP PLC                                                                                             96,568
     11,000  SMK CORPORATION                                                                                              64,744
     31,394  SONY CORPORATION                                                                                          1,483,153
      1,237  SPECTRIS PLC                                                                                                 19,196
      2,000  STAR MICRONICS COMPANY LIMITED                                                                               31,906
     10,889  STERLITE INDUSTRIES INDIA LIMITED                                                                           223,985
     13,769  STMICROELECTRONICS NV                                                                                       165,366
      1,500  SUMIDA ELECTRIC CORPORATION                                                                                  20,024
     11,564  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                           12,915
      5,327  SUNPOWER CORPORATION+<<                                                                                     350,090
        829  TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                         40,392
      7,000  TAIYO YUDEN COMPANY LIMITED                                                                                  76,229
     16,000  TAMURA CORPORATION                                                                                           57,654
      1,100  TANBERG ASA                                                                                                  16,074
      5,750  TATA POWER COMPANY LIMITED                                                                                  196,853
    160,000  TATUNG COMPANY LIMITED+                                                                                      93,739
    618,000  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                  35,454
     45,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                    25,334
     23,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                                72,604
     35,917  TEKELEC+                                                                                                    427,771
        989  TELE ATLAS NV+                                                                                               42,191
     16,790  TELEFLEX INCORPORATED                                                                                       949,475
      4,469  TELEFONICA O2 CZECH REPUBLIC AS                                                                             139,828
     79,664  TELLABS INCORPORATED+<<                                                                                     524,189
     20,202  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                        475,959
     58,910  TEXAS INSTRUMENTS INCORPORATED                                                                            1,764,944
      8,631  THOMAS & BETTS CORPORATION+                                                                                 346,535
     10,000  TOA CORPORATION                                                                                              83,619
     14,000  TOKO INCORPORATED                                                                                            27,121
      5,200  TOKYO ELECTRON LIMITED                                                                                      322,307
     29,000  TOKYO ROPE MANUFACTURING                                                                                     46,092
        800  TOKYO SEIMITSU COMPANY LIMITED                                                                               14,668
     23,000  TOSHIBA TEC CORPORATION                                                                                     144,246
        300  TOYO TANSO COMPANY LIMITED                                                                                   25,638
     15,148  TRANSCEND INFORMATION INCORPORATED                                                                           41,867
     24,612  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                        122,814
     17,100  TRIPOD TECHNOLOGY CORPORATION                                                                                58,139
     84,714  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                        399,850
      4,000  TRULY INTERNATIONAL                                                                                           5,986
        876  ULTRA ELECTRONICS HOLDINGS                                                                                   20,763
      1,200  ULVAC INCORPORATED                                                                                           50,870
     32,153  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,086,128
      7,000  VENTURE CORPORATION LIMITED                                                                                  50,471
     53,000  VIA TECHNOLOGIES INCORPORATED+                                                                               32,402
      8,000  VICTOR COMPANY OF JAPAN LIMITED                                                                              14,889
     31,443  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                      287,075
          8  WACOM COMPANY LIMITED                                                                                        18,350
    134,000  WALSIN LIHWA CORPORATION                                                                                     64,216
     60,238  WESTAR ENERGY INCORPORATED                                                                                1,369,210
     15,200  WHIRLPOOL CORPORATION                                                                                     1,282,424
     75,000  WINDBOND ELECTRONICS CORPORATION                                                                             20,553
     37,000  WINTEK CORPORATION                                                                                           36,120

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 121


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     57,800  XILINX INCORPORATED                                                                                  $    1,292,408
     40,000  YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                                         3,856
     57,000  YAGEO CORPORATION                                                                                            17,335
      5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                                         23,920
      7,000  YASKAWA ELECTRIC CORPORATION                                                                                 77,024
      9,700  YOKOGAWA ELECTRIC CORPORATION                                                                               100,816
      3,200  YOKOWO COMPANY LIMITED                                                                                       21,435

                                                                                                                     100,806,631
                                                                                                                  --------------

ENERGY: 0.01%
        444  SECHILIENNE SA                                                                                               30,709
      1,240  SOLARWORLD AG                                                                                                56,233

                                                                                                                          86,942
                                                                                                                  --------------

ENERGY - EXPLORATION & PRODUCTION: 0.01%
     39,234  RELIANCE NATURAL RESOURCES LIMITED+                                                                         127,879
                                                                                                                  --------------

ENGINEERING CONSTRUCTION: 0.02%
      2,422  AKER KVAERNER ASA                                                                                            57,542
     20,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                                          154,153
     10,000  PEACE MARK HOLDINGS LIMITED                                                                                  11,154

                                                                                                                         222,849
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.40%
     24,937  ACCENTURE LIMITED CLASS A                                                                                   879,029
      2,885  ACERGY SA                                                                                                    61,636
     47,701  APPLERA CORPORATION - CELERA GROUP                                                                          661,136
      1,876  AUSENCO LIMITED                                                                                              21,722
     11,468  AVENG LIMITED                                                                                                90,144
    111,473  BEARINGPOINT INCORPORATED                                                                                   180,586
     46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                48,382
        874  BHARAT EARTH MOVERS LIMITED                                                                                  25,804
      4,131  BOUYGUES SA                                                                                                 282,147
     15,984  CELGENE CORPORATION+                                                                                        901,018
      9,645  CEPHALON INCORPORATED+<<                                                                                    581,979
      5,000  CHIYODA CORPORATION                                                                                          50,135
      1,100  CHUDENKO CORPORATION                                                                                         16,418
      9,942  CORE LABORATORIES NV+<<                                                                                   1,208,947
      4,871  CORPORATE EXECUTIVE BOARD COMPANY                                                                           197,811
     22,840  CV THERAPEUTICS INCORPORATED+<<                                                                             133,386
     10,031  DOWNER EDI LIMITED                                                                                           57,290
     13,130  FLUOR CORPORATION                                                                                         1,828,353
        318  FRAPORT AG                                                                                                   23,694
     22,618  GEN-PROBE INCORPORATED+                                                                                   1,081,367
      9,836  HCL TECHNOLOGIES LIMITED                                                                                     67,133
     42,353  HEWITT ASSOCIATES INCORPORATED+<<                                                                         1,671,249
      1,600  HONG KONG AIRCRAFT ENGINEERG                                                                                 35,360
        843  IMTECH NV                                                                                                    19,935
     17,674  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                  1,419,045
     30,241  JAIPRAKASH ASSOCIATES LIMITED                                                                               195,474
      3,000  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                       55,746
      3,000  KANDENKO COMPANY LIMITED                                                                                     16,083
        375  KBC ANCORA                                                                                                   37,469
     50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                                               47,768
      1,985  MONADELPHOUS GROUP LIMITED                                                                                   22,662
      9,110  MOODY'S CORPORATION<<                                                                                       345,998

122 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     18,858  MYRIAD GENETICS INCORPORATED+<<                                                                      $      698,123
     10,448  NAGARJUNA CONSTRUCTION COMPANY                                                                               69,767
     12,688  NAVIGANT CONSULTING INCORPORATED+<<                                                                         206,941
     13,494  PAYCHEX INCORPORATED                                                                                        424,521
     15,614  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                             703,723
    244,400  POWER LINE ENGINEERING PCL                                                                                   40,417
      9,437  PUNJ LLOYD LIMITED                                                                                           87,615
      6,817  QINETIQ PLC                                                                                                  26,646
      6,221  QUEST DIAGNOSTICS INCORPORATED<<                                                                            296,555
     26,623  REGENERON PHARMACEUTICAL INCORPORATED+                                                                      526,337
     20,197  RESOURCES GLOBAL PROFESSIONALS+<<                                                                           325,172
     77,265  SAIC INCORPORATED+<<                                                                                      1,472,671
      1,360  SAMSUNG ENGINEERING COMPANY LIMITED                                                                         141,933
      1,300  SHINKO PLANTECH COMPANY LIMITED                                                                              17,299
      1,900  SNC-LAVALIN GROUP INCORPORATED                                                                               83,046
    391,200  SOLARTRON PCL                                                                                                35,242
        578  STANTEC INCORPORATED+                                                                                        18,968
      2,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                                         15,087
     35,271  TETRA TECH INCORPORATED+<<                                                                                  665,564
      3,000  TOYO ENGINEERING CORPORATION                                                                                 13,812
      2,796  TRANSFIELD SERVICES LIMITED                                                                                  29,613
     20,000  TRANSMILE GROUP BHD                                                                                          11,358
     34,368  URS CORPORATION+                                                                                          1,384,343
     18,240  WATSON WYATT & COMPANY HOLDINGS                                                                             967,632
     16,400  WCT ENGINEERING BHD                                                                                          20,669

                                                                                                                      20,547,960
                                                                                                                  --------------

ENTERTAINMENT: 0.01%
     12,441  CROWN LIMITED                                                                                               134,437
      1,189  PREMIERE AG+                                                                                                 25,389

                                                                                                                         159,826
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.53%
      5,622  ACERINOX SA                                                                                                 141,064
     13,749  ALLIANT TECHSYSTEMS INCORPORATED                                                                          1,442,820
     27,547  APTARGROUP INCORPORATED                                                                                   1,032,462
     12,299  ARCELOR SA                                                                                                  933,839
      4,200  ASSA ABLOY AB CLASS B                                                                                        75,207
     22,894  COMMERCIAL METALS COMPANY                                                                                   697,351
     46,763  ECM LIBRA BHD                                                                                                     0
      4,100  FORTUNE BRANDS INCORPORATED                                                                                 266,418
        200  FP CORPORATION                                                                                                5,293
        400  FUJI SEAL INTERNATIONAL INCORPORATED                                                                          5,877
        156  HOGANAS AB                                                                                                    3,331
      2,000  HULAMIN LIMITED                                                                                               5,736
      5,269  JINDAL STEEL & POWER LIMITED                                                                                297,873
     95,000  KOBE STEEL LIMITED                                                                                          296,201
     26,936  NAMPAK LIMITED                                                                                               63,064
      8,550  NCI BUILDING SYSTEMS INCORPORATED+                                                                          259,407
     41,000  NISSHIN STEEL COMPANY LIMITED                                                                               146,993
     14,000  NTN CORPORATION                                                                                             104,148
      1,800  SKF AB CLASS B                                                                                               33,105
     24,406  SNAP-ON INCORPORATED                                                                                      1,218,348
      4,651  SSAB SVENSKT STAL AB CLASS A                                                                                130,229
        750  SSAB SVENSKT STAL AB CLASS B                                                                                 19,051

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 123


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
    131,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                    $      554,926
      1,624  VOESTALPINE AG                                                                                              102,079

                                                                                                                       7,834,822
                                                                                                                  --------------

FINANCE & FINANCIAL SERVICES: 0.12%
    636,000  ASIA PLUS SECURITIES PCL                                                                                     76,171
      8,160  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                         12,978
      9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                  19,905
    996,000  CHINA CONSTRUCTION BANK                                                                                     754,626
     33,562  JANUS CAPITAL GROUP INCORPORATED                                                                            812,872
    848,000  KGI SECURITIES COMPANY LIMITED                                                                               64,930
         47  SBI E*TRADE SECURITIES COMPANY LIMITED                                                                       40,401

                                                                                                                       1,781,883
                                                                                                                  --------------

FINANCIAL: 0.01%
      3,313  LONDON STOCK EXCHANGE GROUP PLC                                                                              88,843
                                                                                                                  --------------

FINANCIAL SERVICES: 0.28%
    186,000  AYALA LAND INCORPORATED                                                                                      52,857
     43,866  BANK HAPOALIM LIMITED                                                                                       187,427
    347,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                               310,221
      4,125  GRUPO FINANCIERO GALICIA SA ADR+<<                                                                           28,751
     33,164  ING GROEP NV                                                                                              1,102,090
        676  KOMERCNI BANKA AS                                                                                           165,308
     15,620  KOOKMIN BANK                                                                                                962,654
     16,872  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                     908,891
      9,770  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                      174,956
        935  ZURICH FINANCIAL SERVICES AG                                                                                292,291

                                                                                                                       4,185,446
                                                                                                                  --------------

FISHING, HUNTING & TRAPPING: 0.00%
        214  LIGHTHOUSE CALEDONIA ASA+                                                                                       176
     25,200  MARINE HARVEST+                                                                                              14,928
      4,900  NIPPON SUISAN KAISHA LIMITED                                                                                 18,793

                                                                                                                          33,897
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 2.46%
     22,000  AJINOMOTO COMPANY INCORPORATED                                                                              264,440
     31,963  ALICORP SA                                                                                                   30,420
     20,036  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       943,495
     14,800  ASAHI BREWERIES LIMITED                                                                                     276,642
     30,000  ASIA FOOD & PROPERTIES LIMITED                                                                               16,084
      5,000  ASIA PACIFIC BREWERIES LIMITED                                                                               47,614
      5,244  ASSOCIATED BRITISH FOODS PLC                                                                                 87,869
         27  BARRY CALLEBAUT AG                                                                                           23,099
     14,058  BIDVEST GROUP LIMITED                                                                                       207,305
        439  BIM BIRLESIK MAGAZALAR AS                                                                                    38,608
      1,841  BIOCON LIMITED                                                                                               20,182
     30,628  CADBURY SCHWEPPES PLC                                                                                       340,925
        500  CARLSBERG AS                                                                                                 62,144
     29,000  CHINA MENGNIU DAIRY COMPANY                                                                                  78,222
     17,000  CHINA YURUN FOOD GROUP LIMITED                                                                               21,023
      4,944  CIA CERVECERIAS UNIDAS SA                                                                                    34,254
      7,400  CIA DE BEBIDAS DAS AMERICAS                                                                                 609,556
      2,100  CIA DE BEBIDAS DAS AMERICAS                                                                                 159,558

124 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
          332   CJ CHEILJEDANG CORPORATION+                                                                           $      94,791
          889   CJ CORPORATION                                                                                               66,577
       23,007   COCA-COLA AMATIL LIMITED                                                                                    204,209
       58,033   COCA-COLA COMPANY                                                                                         3,392,609
        2,145   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                       93,876
        1,500   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                         32,589
       20,000   COFCO INTERNATIONAL LIMITED                                                                                  12,201
       26,068   COMPASS GROUP PLC                                                                                           168,025
       13,614   CONAGRA FOODS INCORPORATED                                                                                  300,869
       37,714   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  724,486
          724   CSM                                                                                                          22,328
        1,680   DAIRY CREST GROUP PLC                                                                                        17,537
          500   DANISCO AS                                                                                                   35,194
        2,056   DAVID CAMPARI-MILANO SPA                                                                                     17,656
       38,549   DEL MONTE FOODS COMPANY                                                                                     346,170
       38,663   DIAGEO PLC                                                                                                  790,072
        8,213   EMBOTELLADORA ANDINA SA                                                                                      26,192
        7,326   EMBOTELLADORA ANDINA SA                                                                                      24,573
        4,000   EZAKI GLICO COMPANY LIMITED                                                                                  42,981
       60,240   FOSTER'S GROUP LIMITED                                                                                      296,794
        2,200   FUJI OIL COMPANY LIMITED                                                                                     19,296
        9,233   GENERAL MILLS INCORPORATED                                                                                  516,956
          400   GENMAB A S+                                                                                                  23,465
        5,161   GLENMARK PHARMACEUTICALS LIMITED                                                                             61,873
        1,518   GREENE KING PLC                                                                                              19,529
        7,641   GROUPE DANONE                                                                                               598,548
       24,800   GRUPO BIMBO SAB DE CV                                                                                       134,304
       29,700   GRUPO MODELO SA DE CV                                                                                       135,855
        7,800   H.J. HEINZ COMPANY                                                                                          344,058
       10,830   HANSEN NATURAL CORPORATION+                                                                                 449,445
        1,495   HEINEKEN HOLDING NV                                                                                          76,008
       70,251   HERCULES INCORPORATED                                                                                     1,286,998
       22,889   HERSHEY COMPANY                                                                                             848,724
          473   HITE BREWERY COMPANY LIMITED                                                                                 58,784
       14,552   HORMEL FOODS CORPORATION                                                                                    594,595
        1,800   HOUSE FOODS CORPORATION                                                                                      27,390
        1,031   IAWS GROUP PLC                                                                                               20,876
        2,834   INBEV NA                                                                                                    256,139
      582,500   INDOFOOD SUKSES MAKMUR TBK PT                                                                               182,621
        5,000   ITOHAM FOODS INCORPORATED                                                                                    27,605
       22,394   J SAINSBURY PLC                                                                                             157,003
      521,200   JG SUMMIT HOLDINGS                                                                                          123,593
       11,416   JM SMUCKER COMPANY                                                                                          584,385
        1,800   KAGOME COMPANY LIMITED                                                                                       31,185
        1,997   KERRY GROUP PLC                                                                                              62,659
        6,000   KIKKOMAN CORPORATION                                                                                         69,280
       30,000   KIRIN BREWERY COMPANY LIMITED                                                                               503,460
       42,446   KRAFT FOODS INCORPORATED CLASS A                                                                          1,323,042
            2   LINDT & SPRUENGLI AG                                                                                         71,072
            9   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                             29,971
        7,867   LION NATHAN LIMITED                                                                                          69,308
           24   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                      25,798
           38   LOTTE CONFECTIONERY COMPANY LIMITED                                                                          55,763
          836   MARTSON PLC                                                                                                   4,008
       14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                         20,482
       20,970   MCCORMICK & COMPANY INCORPORATED                                                                            722,417

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 125


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
       10,000   MEIJI DAIRIES CORPORATION                                                                             $      57,320
       12,000   MEIJI SEIKA KAISHA LIMITED                                                                                   56,369
        6,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                       15,858
        1,680   NESTLE INDIA LIMITED                                                                                         57,334
        5,954   NESTLE SA                                                                                                 2,841,775
            6   NESTLE SA ADR                                                                                                   718
        6,000   NICHIREI CORPORATION                                                                                         29,726
        7,421   NICHOLAS PIRAMAL INDIA LIMITED                                                                               49,903
        5,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                           20,295
        7,000   NIPPON MEAT PACKERS INCORPORATED                                                                             86,113
        7,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                            69,632
        3,200   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                        105,895
       24,790   NORTHERN FOODS PLC                                                                                           44,232
        3,883   NORTHUMBRIAN WATER GROUP PLC                                                                                 26,912
          326   NUTRECO HOLDING NV                                                                                           23,191
          764   OPG GROEP NV                                                                                                 22,865
          179   ORION CORPORATION                                                                                            37,046
        2,336   OSEM INVESTMENT LIMITED                                                                                      26,592
       21,116   PARMALAT SPA                                                                                                 80,508
       27,392   PEPSI BOTTLING GROUP INCORPORATED                                                                           931,602
       11,797   PEPSIAMERICAS INCORPORATED                                                                                  298,464
       68,023   PEPSICO INCORPORATED                                                                                      4,731,680
        2,515   PERNOD-RICARD                                                                                               266,073
       32,700   PPB GROUP BHD                                                                                               109,397
        2,800   QP CORPORATION                                                                                               27,843
       10,806   RALCORP HOLDINGS INCORPORATED+                                                                              599,193
          252   REMY COINTREAU SA                                                                                            15,832
          600   RIKEN VITAMIN COMPANY LIMITED                                                                                19,568
       38,100   SAN MIGUEL CORPORATION                                                                                       47,025
        1,390   SAPUTO INCORPORATED                                                                                          38,116
       18,500   SARA LEE CORPORATION                                                                                        233,655
       24,576   SMITHFIELD FOODS INCORPORATED+                                                                              677,069
        6,500   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                                     16,500
        1,497   SODEXHO ALLIANCE SA                                                                                          84,107
          857   SUEDZUCKER AG                                                                                                18,841
        3,964   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                       119,957
        7,036   TATE & Lyle plc                                                                                              72,855
      119,191   TESCO PLC                                                                                                   941,891
      205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                         37,138
        7,423   TIGER BRANDS LIMITED                                                                                        132,124
      116,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                 146,336
        1,910   TONGAAT-HULETT                                                                                               20,550
        3,000   TOYO SUISAN KAISHA LIMITED                                                                                   48,899
       56,357   TYSON FOODS INCORPORATED CLASS A                                                                            812,104
        1,900   UNICHARM PETCARE CORPORATION                                                                                107,868
       25,547   UNILEVER NV                                                                                                 789,941
       19,520   UNILEVER PLC                                                                                                615,000
        4,922   UNITED BREWERIES LIMITED                                                                                     31,076
       18,387   VINA CONCHA Y TORO SA                                                                                        37,166
       88,930   WILMAR INTERNATIONAL LIMITED                                                                                275,302
        8,800   WM. WRIGLEY JR. COMPANY                                                                                     526,768
        4,800   YAKULT HONSHA COMPANY LIMITED                                                                               134,276
        5,000   YAMAZAKI BAKING COMPANY LIMITED                                                                              48,648

                                                                                                                         36,172,812
                                                                                                                      -------------

126 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD STORES: 0.44%
       13,200   AJISEN CHINA HOLDINGS LIMITED+                                                                        $      18,789
        1,581   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                                26,825
      277,000   C.P. SEVEN ELEVEN PCL                                                                                        95,780
        4,000   CAFE DE CORAL HOLDINGS LIMITED                                                                                8,149
        8,101   CARREFOUR SA                                                                                                569,707
          557   CASINO GUICHARD PERRACHON SA                                                                                 45,367
          238   CASINO GUICHARD PERRACHON SA                                                                                 26,919
          129   COLRUYT SA                                                                                                   31,521
        1,274   DELHAIZE GROUP                                                                                               96,483
      107,244   DISTRIBUCION Y SERVICIO D&S SA                                                                               48,113
          500   GEORGE WESTON LIMITED                                                                                        23,459
       15,100   JOLLIBEE FOODS CORPORATION                                                                                   18,073
        2,100   KAPPA CREATE COMPANY LIMITED                                                                                 45,554
        2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                       35,649
          300   KESKO OYJ CLASS A                                                                                            14,349
          700   KESKO OYJ CLASS B                                                                                            31,893
       18,870   KONINKLIJKE AHOLD NV                                                                                        247,980
        1,000   LOBLAW COMPANIES LIMITED                                                                                     29,383
          392   LUMINAR GROUP HOLDINGS PLC                                                                                    2,725
        6,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                 110,658
        2,930   METRO AG                                                                                                    244,017
        3,292   MIGROS TURK TAS                                                                                              51,729
        4,400   MINISTOP COMPANY LIMITED                                                                                     84,034
        5,500   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                               62,395
       12,834   PANERA BREAD COMPANY+<<                                                                                     479,607
        2,000   PLENUS COMPANY LIMITED                                                                                       23,573
       24,000   PRESIDENT CHAIN STORE CORPORATION                                                                            81,599
      158,086   RIPLEY CORPORATION SA                                                                                       159,946
       11,816   SAFEWAY INCORPORATED                                                                                        339,592
       27,880   SEVEN & I Holdings Company Limited                                                                          693,244
       19,798   SHOPRITE HOLDINGS LIMTIED                                                                                   102,136
       29,670   STARBUCKS CORPORATION+                                                                                      533,170
       20,812   WHOLE FOODS MARKET INCORPORATED<<                                                                           731,542
       31,737   WILLIAM MORRISON SUPERMARKETS PLC                                                                           186,043
       38,505   WOOLWORTHS LIMITED                                                                                        1,028,358
        2,300   YAOKO COMPANY LIMITED                                                                                        64,813
           37   YOSHINOYA D&C Company LIMITED                                                                                61,719
        2,200   ZENSHO COMPANY LIMITED                                                                                       15,288

                                                                                                                          6,470,181
                                                                                                                      -------------
FOOTWEAR: 0.02%
        5,000   ASICS CORPORATION                                                                                            58,274
       11,164   CROCS INCORPORATED+<<                                                                                       271,508

                                                                                                                            329,782
                                                                                                                      -------------
FORESTRY: 0.03%
        8,611   GUNNS LIMITED                                                                                                25,967
        3,000   SUMITOMO FORESTING                                                                                           23,513
        5,924   WEYERHAEUSER COMPANY                                                                                        362,549

                                                                                                                            412,029
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.52%
       39,618   BE AEROSPACE INCORPORATED                                                                                 1,358,897
        3,110   CERSANIT-KRASNYSTAW SA                                                                                       35,162
       16,301   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                        444,039

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 127


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FURNITURE & FIXTURES (continued)
     28,472  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                        $       370,136
      8,435  HERMAN MILLER INCORPORATED                                                                                   251,616
     11,525  HILLENBRAND INDUSTRIES INCORPORATED                                                                          604,717
     44,413  HOUSEWARES INTERNATIONAL LIMITED                                                                              73,746
      1,000  ITOKI CORPORATION                                                                                              6,252
      7,717  KINETIC CONCEPTS INCORPORATED+<<                                                                             396,577
     30,315  LA-Z-BOY INCORPORATED<<                                                                                      255,555
     33,610  LEGGETT & PLATT INCORPORATED                                                                                 561,287
     72,478  MASCO CORPORATION<<                                                                                        1,354,614
     55,019  NEWELL RUBBERMAID INCORPORATED                                                                             1,248,931
      5,775  NOBIA AB                                                                                                      48,980
      1,000  OKAMURA CORPORATION                                                                                            7,596
      4,500  SANGETSU COMPANY LIMITED                                                                                      97,573
     16,944  SELECT COMFORT CORPORATION+<<                                                                                 72,520
     25,883  STEELCASE INCORPORATED<<                                                                                     367,021
      3,600  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                     43,036

                                                                                                                        7,598,255
                                                                                                                  ---------------

GAS DISTRIBUTION: 0.02%
     14,020  GAIL INDIA LIMITED                                                                                           145,946
      2,961  GAZ DE FRANCE                                                                                                169,411

                                                                                                                          315,357
                                                                                                                  ---------------

GENERAL MERCHANDISE STORES: 1.03%
     31,670  99 CENTS ONLY STORES+<<                                                                                      294,214
        747  ARCANDOR AG                                                                                                   13,198
      2,300  ASKUL CORPORATION                                                                                             48,041
      3,000  BELLUNA COMPANY LIMITED                                                                                       19,666
     33,600  BIG C SUPERCENTER PCL                                                                                         49,187
     14,809  BIG LOTS INCORPORATED                                                                                        249,532
     12,554  BJ'S WHOLESALE CLUB INCORPORATED+                                                                            396,204
     30,578  CASEY'S GENERAL STORES INCORPORATED<<                                                                        765,979
      2,100  CAWACHI LIMITED                                                                                               54,789
     61,805  CENCOSUD SA                                                                                                  254,207
      2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                               43,455
      7,909  COMPAGNIE FINANCIERE RICHEMONT AG                                                                            457,842
     12,966  DAVID JONES LIMITED                                                                                           48,346
      1,100  DON QUIJOTE COMPANY LIMITED                                                                                   17,618
     23,706  DSG INTERNATIONAL PLC                                                                                         29,633
     26,301  FAMILY DOLLAR STORES INCORPORATED<<                                                                          503,664
      3,600  FAMILYMART COMPANY LIMITED                                                                                   106,083
     32,000  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                                 58,521
     30,032  FOOT LOCKER INCORPORATED                                                                                     369,394
     20,351  FRED'S INCORPORATED                                                                                          178,682
     15,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                                             15,493
     42,895  HARVEY NORMAN HOLDINGS LIMITED                                                                               179,419
      3,701  HELLENIC DUTY FREE SHOPS SA                                                                                   63,492
     11,167  HOME RETAIL GROUP                                                                                             57,042
        679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                      63,854
     24,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED+                                                                21,242
      5,000  IZUMIYA COMPANY LIMITED                                                                                       24,126
      3,400  LAWSON INCORPORATED                                                                                          129,960
     19,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                      49,824
     11,761  MACY'S INCORPORATED                                                                                          290,261

128 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES (continued)
     24,916  MARKS & SPENCER GROUP PLC                                                                            $       197,506
      1,800  MATSUYA COMPANY LIMITED                                                                                       37,508
     85,355  ORGANIZACION SORIANA SAB DE CV CLASS B                                                                       223,629
     10,882  PACIFIC BRANDS LIMITED                                                                                        22,332
      1,800  PARCO COMPANY LIMITED                                                                                         21,905
     14,348  PICK'N PAY STORES LIMITED                                                                                     56,763
     22,000  ROBINSON & COMPANY LIMITED                                                                                   105,103
     77,699  SACI FALABELLA                                                                                               403,320
     75,666  SAKS INCORPORATED+<<                                                                                       1,177,363
      2,000  SEARS HOLDINGS CORPORATION+<<                                                                                191,245
        660  SHINSEGAE COMPANY LIMITED                                                                                    409,809
     12,000  SIAM MAKRO PLC                                                                                                37,387
      1,091  SONAE CAPITAL+                                                                                                 2,502
      8,731  SONAE SGPS SA                                                                                                 15,869
     14,866  STEIN MART INCORPORATED+<<                                                                                    87,858
      2,200  SUGI PHARMACY COMPANY LIMITED                                                                                 59,167
      2,400  SUNDRUG COMPANY LIMITED                                                                                       60,601
     31,731  TARGET CORPORATION                                                                                         1,669,368
     18,700  TJX COMPANIES INCORPORATED                                                                                   598,400
        600  TSURUHA HOLDINGS INCORPORATED                                                                                 19,351
     22,122  UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                           24,499
    387,909  WAL-MART DE MEXICO SA DE CV SERIES V                                                                       1,414,003
     68,928  WAL-MART STORES INCORPORATED                                                                               3,418,140
      3,951  WAREHOUSE GROUP LIMITED                                                                                       18,721
     56,000  WUMART STORES INCORPORATED                                                                                    44,432

                                                                                                                       15,169,749
                                                                                                                  ---------------

HEALTH SERVICES: 1.13%
        602  ABENGOA SA                                                                                                    20,570
     26,452  APRIA HEALTHCARE GROUP INCORPORATED                                                                          574,273
     82,500  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                                         87,218
     27,400  BANGKOK DUSIT MEDICAL SERVICES PCL                                                                            28,967
         99  BASILEA PHARMACEUTICA+                                                                                        18,942
        184  BIOMERIEUX                                                                                                    21,025
     57,733  BIOTON SA+                                                                                                    25,504
      6,414  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                       167,341
     47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                   30,521
    702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                         48,306
      9,547  COVANCE INCORPORATED+                                                                                        805,862
     15,717  DAVITA INCORPORATED+                                                                                         780,035
      1,438  DIVI'S LABORATORIES LIMITED                                                                                   48,505
     25,132  EDWARDS LIFESCIENCES CORPORATION                                                                           1,096,007
     24,100  ENZON PHARMACEUTICALS INCORPORATED+<<                                                                        207,019
      2,521  FRESENIUS MEDICAL CARE AG & COMPANY                                                                          132,447
        256  FRESENIUS SE                                                                                                  22,784
      1,914  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                       52,393
      1,596  GRIFOLS SA                                                                                                    36,504
    145,853  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                           780,314
     16,024  HEALTHSCOPE LIMITED                                                                                           76,472
     32,854  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                    528,292
     15,334  HEALTHWAYS INCORPORATED+<<                                                                                   526,723
     55,209  HUMAN GENOME SCIENCES INCORPORATED+                                                                          326,285
     16,971  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                1,312,028
     16,828  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                                     729,157
      1,200  MDS INCORPORATED+                                                                                             20,092

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 129


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HEALTH SERVICES (continued)
     38,489  NEKTAR THERAPEUTICS+<<                                                                               $       267,499
     69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                           84,488
        700  NOVOZYMES A/S CLASS B                                                                                         61,112
     18,224  ODYSSEY HEALTHCARE INCORPORATED+                                                                             159,278
     13,000  PARKWAY HOLDINGS LIMITED                                                                                      28,113
     20,346  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                      1,343,039
      8,963  PRIMARY HEALTH CARE LIMITED                                                                                   53,375
     23,340  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                        660,289
      2,775  QIAGEN NV+                                                                                                    62,112
      2,412  RAMSAY HEALTH CARE LIMITED                                                                                    25,176
        866  RHOEN KLINIKUM AG                                                                                             25,023
     10,645  ROCHE HOLDING AG                                                                                           2,087,575
      9,627  SONIC HEALTHCARE LIMITED                                                                                     127,209
      2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                                             15,954
     18,275  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                        500,370
     34,540  SYMBION HEALTH LIMITED                                                                                       131,521
          2  TAKARA BIO INCORPORATED+                                                                                       5,064
    285,134  TENET HEALTHCARE CORPORATION+<<                                                                            1,371,495
      7,435  UNIVERSAL HEALTH SERVICES CLASS B                                                                            397,178
        790  VALLOUREC SA                                                                                                 163,954
     20,298  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                       564,487
      2,266  ZELTIA SA                                                                                                     15,032

                                                                                                                       16,652,929
                                                                                                                  ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.45%
      3,491  ABB LIMITED INDIA                                                                                             99,282
        325  ACCIONA SA                                                                                                    82,562
      2,678  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                   136,775
      2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                  44,667
     10,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                   39,489
      6,555  CIA DE CONCESSOES RODOVIARIAS                                                                                111,052
      3,950  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                     155,662
        461  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                      27,797
     21,521  FOSTER WHEELER LIMITED+                                                                                    1,408,549
     14,698  GMR INFRASTRUCTURE LIMITED+                                                                                   63,323
     14,356  GRANITE CONSTRUCTION INCORPORATED                                                                            433,408
        591  GRUPO FERROVIAL SA                                                                                            38,676
      1,350  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        82,705
      1,500  HELLENIC TECHNODOMIKI TEV SA                                                                                  18,372
     16,500  HITACHI ZOSEN CORPORATION+                                                                                    16,620
     11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                        9,382
      2,282  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                     903,718
      8,699  LANCO INFRATECH LIMITED+                                                                                     101,286
     33,600  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      1,754,592
      1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                           10,710
    136,500  PLUS EXPRESSWAYS BHD                                                                                         132,277
      8,530  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                     282,769
      4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                       15,959
      7,789  SKANSKA AB                                                                                                   150,089
     14,631  TECHNICAL OLYMPIC SA                                                                                          16,883
     31,371  UNITECH LIMITED                                                                                              277,256
      2,614  VINCI SA                                                                                                     180,498
      1,908  VT GROUP PLC                                                                                                  25,068

                                                                                                                        6,619,426
                                                                                                                  ---------------

130 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 3.68%
      5,778  3I GROUP PLC                                                                                         $        93,382
     34,470  ABB LIMITED                                                                                                  858,796
      8,137  ABERDEEN ASSET MANAGEMENT PLC                                                                                 21,527
        227  ACKERMANS & VAN HAAREN NV                                                                                     23,293
      8,025  ADANI ENTERPRISES LIMITED                                                                                    136,656
      4,311  AFFILIATED MANAGERS GROUP INCORPORATED                                                                       415,365
        445  AFRICA ISRAEL INVESTMENTS LIMITED                                                                             28,400
      3,060  ALCON INCORPORATED                                                                                           442,874
     13,402  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                               1,230,304
      6,000  ALLIED GROUP LIMITED                                                                                          26,319
     14,810  AMB PROPERTY CORPORATION                                                                                     743,166
      8,981  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                     99,013
     88,933  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                     1,840,024
     16,201  ANTARCHILE SA                                                                                                388,411
      1,110  ARC ENERGY TRUST                                                                                              26,570
      8,096  ASHMORE GROUP PLC                                                                                             42,358
     15,071  ASPEN INSURANCE HOLDINGS LIMITED                                                                             436,155
     14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                                             57,539
     11,854  AVALONBAY COMMUNITIES INCORPORATED                                                                         1,095,665
        997  AVEVA GROUP PLC                                                                                               19,449
      7,278  AYALA CORPORATION CLASS A                                                                                     76,656
     98,518  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                         108,973
      9,616  BARLOWORLD LIMITED                                                                                           115,789
      6,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                                          24,867
     39,597  BIOMED REALTY TRUST INCORPORATED<<                                                                           867,966
      4,786  BODYCOTE INTERNATIONAL                                                                                        17,717
      4,789  BOSTON PROPERTIES INCORPORATED<<                                                                             412,668
      9,600  BRADESPAR SA                                                                                                 248,018
     22,005  BRE PROPERTIES INCORPORATED                                                                                  947,535
      8,650  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     255,919
      8,182  CAMDEN PROPERTY TRUST<<                                                                                      388,563
        869  CI FINANCIAL INCOME FUND                                                                                      20,395
     29,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                                14,552
     36,000  CITIC RESOURCES HOLDINGS LIMITED+                                                                             16,077
        832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                                    18,175
     27,812  COLONIAL PROPERTIES TRUST<<                                                                                  677,500
     27,324  CONNECTEAST GROUP                                                                                             34,031
     19,737  CORPORATE OFFICE PROPERTIES TRUST                                                                            604,742
        348  CORPORATION FINANCIERA ALBA                                                                                   21,140
     25,166  COUSINS PROPERTIES INCORPORATED<<                                                                            610,527
      1,000  D CARNEGIE & COMPANY AB                                                                                       17,171
     44,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          407,980
    101,530  DCT INDUSTRIAL TRUST INCORPORATED                                                                            909,709
        181  DELEK GROUP LIMITED                                                                                           29,106
     57,767  DIAMONDROCK HOSPITALITY                                                                                      721,510
     25,512  DIGITAL REALITY TRUST INCORPORATED<<                                                                         915,881
     19,241  DOGAN SIRKETLER GRUBU HOLDINGS+                                                                               24,209
      7,934  DOGAN YAYIN HOLDING+                                                                                          20,055
      1,100  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                      19,980
     28,848  DUKE REALTY CORPORATION                                                                                      661,196
     30,069  EMECO HOLDINGS LIMITED                                                                                        21,210
     23,682  EMPRESAS COPEC SA                                                                                            406,290
      9,366  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                     427,839
      7,100  EQUITY RESIDENTIAL                                                                                           271,078
     10,578  ESSEX PROPERTY TRUST INCORPORATED<<                                                                        1,111,113

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 131


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        345  EURAZEO                                                                                              $        41,614
      9,710  EXTERRAN HOLDINGS INCORPORATED+                                                                              676,302
     37,705  FELCOR LODGING TRUST INCORPORATED                                                                            475,837
     72,600  FIRST GEN CORPORATION                                                                                         71,689
     38,961  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                     491,688
      2,283  GEA GROUP AG                                                                                                  74,519
    111,500  GENTING BHD                                                                                                  235,862
        145  GIMV NV                                                                                                       10,249
     42,860  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                                   94,255
      1,000  GREAT EASTERN HOLDINGS LIMITED                                                                                11,549
    106,771  GRUPO CARSO SA DE CV                                                                                         468,556
      2,050  GS HOLDINGS CORPORATION                                                                                       99,387
     86,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                                          20,130
        971  H&R REAL ESTATE INVESTMENT TRUST                                                                              20,224
     20,411  HACI OMER SABANCI HOLDING AS                                                                                  91,802
     42,638  HCP INCORPORATED                                                                                           1,244,177
      7,256  HENDERSON GROUP PLC                                                                                           14,543
      5,600  HKR INTERNATIONAL LIMITED                                                                                      4,302
     13,923  HOME PROPERTIES INCORPORATED<<                                                                               640,736
     18,152  HOSPITALITY PROPERTIES TRUST<<                                                                               659,462
     13,400  HOST HOTELS & RESORTS INCORPORATED                                                                           216,946
    135,915  HRPT PROPERTIES TRUST                                                                                        935,095
      1,661  HUNTING PLC                                                                                                   25,417
      6,525  ICAP PLC                                                                                                      81,246
        721  IDB DEVELOPMENT CORPORATION LIMITED                                                                           21,908
      3,561  IG GROUP HOLDINGS PLC                                                                                         24,593
     20,681  IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                        21,095
      8,852  IMPERIAL HOLDING LIMITED                                                                                      89,547
    134,610  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                             173,573
      2,000  INDUSTRIVARDEN AB CLASS A                                                                                     33,666
      1,200  INDUSTRIVARDEN AB CLASS C                                                                                     18,248
     11,580  INFRATIL LIMITED                                                                                              21,576
      4,745  INVERCAP SA                                                                                                   52,183
      6,151  INVESTEC PLC                                                                                                  44,708
     84,879  INVESTIMENTOS ITAU SA                                                                                        537,050
      5,321  INVESTOR AB                                                                                                  112,552
      4,600  INVESTOR AB A SHARES                                                                                          94,650
     25,045  ISTAR FINANCIAL INCORPORATED<<                                                                               493,637
      2,492  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                         70,410
     30,000  ITAUSA INVESTIMENTOS ITAU SA                                                                                 294,660
     18,800  J FRONT RETAILING COMPANY LIMITED                                                                            123,106
        600  JAFCO COMPANY LIMITED                                                                                         20,708
      3,000  JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                         15,747
      8,468  JARDINE MATHESON HOLDINGS LIMITED                                                                            236,257
     13,493  KILROY REALTY CORPORATION                                                                                    639,973
     43,095  KIMCO REALTY CORPORATION                                                                                   1,455,318
      1,586  KKR FINANCIAL CORPORATION<<                                                                                   22,823
     33,600  KNM GROUP BHD                                                                                                 63,206
     13,172  KOC HOLDING AS+                                                                                               49,608
     16,700  LASALLE HOTEL PROPERTIES                                                                                     482,630
      7,069  LG CORPORATION                                                                                               491,661
     18,129  LIBERTY PROPERTY TRUST<<                                                                                     538,613
     26,000  LION DIVERSIFIED HOLDINGS BHD                                                                                 12,736
     10,859  MACERICH COMPANY<<                                                                                           694,976
     13,082  MACK-CALI REALTY CORPORATION                                                                                 451,198

132 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     21,239  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                        $        91,100
     79,314  MACQUARIE INFRASTRUCTURE GROUP                                                                               212,775
      6,164  MACQUARIE LEISURE TRUST GROUP                                                                                 14,967
      3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                     67,499
     20,400  METROPOLITAN BANK & TRUST COMPANY                                                                             20,949
     10,571  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                             512,588
      4,015  MITIE GROUP                                                                                                   20,459
        440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                    3,876
    109,200  MMC CORPORATION BHD                                                                                          128,149
    222,700  MULPHA INTERNATIONAL BHD+                                                                                     70,929
     42,700  MULTI-PURPOSE HOLDINGS BHD                                                                                    27,135
     13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            167,447
     43,159  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                    893,391
      1,128  NATIONALE A PORTEFEUILLE                                                                                      78,273
     56,012  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                                1,698,844
     32,159  NEWCASTLE INVESTMENT CORPORATION<<                                                                           345,709
        742  NPIL RESEARCH & DEVELOPMEN+(A)                                                                                     0
        294  PARGESA HOLDING SA                                                                                            30,002
     36,691  PETROBRAS ENERGIA PARTICIPACIONES SA<<                                                                       436,990
     33,826  PLUM CREEK TIMBER COMPANY                                                                                  1,376,380
     16,000  PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                     3,597
      5,214  PUBLIC STORAGE INCORPORATED CLASS D                                                                          424,211
     34,498  RAIT FINANCIAL TRUST<<                                                                                       263,910
      1,000  RATOS AB B SHARES                                                                                             31,407
     60,935  REALTY INCORPORATEDOME CORPORATION                                                                         1,402,114
     16,072  REDWOOD TRUST INCORPORATED<<                                                                                 537,126
      9,984  REGENCY CENTERS CORPORATION<<                                                                                592,550
     19,258  REMGRO LIMITED                                                                                               496,768
      6,570  RESOLUTION PLC                                                                                                89,959
      5,542  RHJ INTERNATIONAL+                                                                                            72,166
        290  SBI HOLDINGS INCORPORATED                                                                                     71,023
      1,267  SCHRODERS PLC                                                                                                 23,922
     14,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED(A)                                                                       57,091
      5,982  SIEMENS INDIA LIMITED                                                                                        120,530
    250,040  SIME DARBY BHD                                                                                               907,956
      9,298  SIMON PROPERTY GROUP INCORPORATED                                                                            779,172
     66,500  SINO-OCEAN LAND HOLDINGS LIMITED+                                                                             69,570
      8,860  SL GREEN REALTY CORPORATION<<                                                                                810,690
      4,996  SM INVESTMENTS CORPORATION                                                                                    34,952
        163  SOFINA SA                                                                                                     17,985
     22,400  SOFTBANK CORPORATION                                                                                         436,434
        154  SOLVAC SA                                                                                                     25,426
         37  SONY FINANCIAL HOLDINGS INCORPORATED                                                                         147,801
      7,000  STRAITS TRADING COMPANY LIMITED                                                                               33,722
     45,210  STRATEGIC HOTEL & RESORTS INCORPORATED                                                                       643,790
        535  STX CORPORATION                                                                                               35,166
     16,799  SUN HUNG KAI PROPERTIES LIMITED                                                                              300,111
      4,109  SUN INTERNATIONAL LIMITED                                                                                     68,340
     36,413  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                        570,228
     72,500  SWIRE PACIFIC LIMITED B SHARES                                                                               161,237
      3,970  TAKEFUJI CORPORATION                                                                                         100,274
     22,641  TAUBMAN CENTERS INCORPORATED<<                                                                             1,103,749
        121  THE ISRAEL CORPORATION LIMITED                                                                               129,280
     78,927  THORNBURG MORTGAGE INCORPORATED<<                                                                            702,450
     26,548  UDR INCORPORATED                                                                                             593,348
     34,600  UEM WORLD BHD                                                                                                 37,130

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 133


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
    216,000   UNITED ENERGY GROUP LIMITED+                                                                        $       32,855
     26,287   VENTAS INCORPORATED                                                                                      1,099,322
     42,172   VIRGIN MEDIA INCORPORATED                                                                                  632,580
        200   VORNADO REALTY TRUST                                                                                        16,712
      3,091   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                               22,016
     83,640   WATERLAND FINANCIAL HOLDINGS                                                                                31,964
     15,600   WEINGARTEN REALTY INVESTORS                                                                                500,916
        475   WENDEL INVESTISSEMENT                                                                                       53,572
    110,442   YTL POWER INTERNATIONAL BHD                                                                                 86,978

                                                                                                                      54,149,168
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.37%
        900   AMER SPORTS OYJ                                                                                             18,798
     39,042   BED BATH & BEYOND INCORPORATED                                                                           1,106,450
     14,150   BEST BUY COMPANY INCORPORATED                                                                              608,592
      8,000   BEST DENKI COMPANY LIMITED                                                                                  63,454
      4,008   CARPHONE WAREHOUSE GROUP PLC                                                                                24,287
    102,821   CIRCUIT CITY STORES INCORPORATED<<                                                                         454,469
      7,785   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                                 15,988
        570   FOURLIS HOLDINGS SA                                                                                         16,769
      4,347   GAME GROUP PLC                                                                                              16,017
      2,714   JB HI-FI LIMITED                                                                                            26,467
      8,526   JD GROUP LIMITED                                                                                            45,960
      1,600   K'S HOLDINGS CORPORATION                                                                                    28,680
      2,200   KOKUYO COMPANY LIMITED                                                                                      17,990
     68,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                           1,438,704
      1,400   NAFCO COMPANY LIMITED                                                                                       20,915
      1,700   NITORI COMPANY LIMITED                                                                                      84,379
     49,377   PIER 1 IMPORTS INCORPORATED+<<                                                                             258,735
      6,700   PIONEER CORPORATION                                                                                         70,395
     25,908   RADIOSHACK CORPORATION                                                                                     452,095
      2,400   SHIMANO INCORPORATED                                                                                       100,837
      8,586   THOMSON                                                                                                     65,956
      8,000   TOTO LIMITED                                                                                                67,370
      1,800   XEBIO COMPANY LIMITED                                                                                       37,905
      2,990   YAMADA DENKI COMPANY LIMITED                                                                               261,486
      6,100   YAMAHA CORPORATION                                                                                         119,812

                                                                                                                       5,422,510
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
     13,000   BANYAN TREE HOLDINGS LIMITED                                                                                11,913
      8,474   BOYD GAMING CORPORATION                                                                                    178,717
    629,100   CENTRAL PLAZA HOTEL PCL                                                                                    115,926
      5,169   CHOICE HOTELS INTERNATIONAL INCORPORATED                                                                   167,734
     12,352   EIH LIMITED                                                                                                 52,667
      2,000   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                    29,759
     17,047   GAYLORD ENTERTAINMENT COMPANY+<<                                                                           512,944
     22,045   HONGKONG & SHANGHAI HOTELS LIMITED                                                                          35,506
        450   IMPERIAL HOTEL LIMITED                                                                                      21,132
     20,653   INDIAN HOTELS COMPANY LIMITED                                                                               64,393
      4,460   INTERCONTINENTAL HOTELS GROUP PLC                                                                           67,879
     29,000   KLCC PROPERTY HOLDINGS BHD                                                                                  28,564
      4,338   LAS VEGAS SANDS CORPORATION+                                                                               361,355
     13,009   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                              443,607
    304,200   MINOR INTERNATIONAL PCL                                                                                    158,703
      2,794   ORASCOM HOTELS & DEVELOPMENT+                                                                               45,490

134 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
      1,136   ORBIS SA                                                                                            $       27,878
     18,271   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                    989,740
     72,000   SHANGRI-LA ASIA LIMITED                                                                                    219,160
    122,533   SINO HOTELS HOLDINGS LIMITED                                                                                64,717
     14,482   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                        45,666
      8,201   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           388,153
      5,316   TUI TRAVEL PLC                                                                                              28,349
     12,754   VAIL RESORTS INCORPORATED+<<                                                                               577,119

                                                                                                                       4,637,071
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.05%
     18,100   3M COMPANY                                                                                               1,419,040
    835,000   A-MAX HOLDINGS LIMITED+                                                                                      9,233
     23,161   ACTUANT CORPORATION CLASS A<<                                                                              622,568
     19,951   ADVANTECH COMPANY LIMITED                                                                                   46,068
      1,443   ALSTOM RGPT                                                                                                303,259
     12,000   AMADA COMPANY LIMITED                                                                                       90,209
        383   ANDRITZ AG                                                                                                  21,437
     36,888   APPLE INCORPORATED                                                                                       4,611,738
     57,281   APPLIED MATERIALS INCORPORATED                                                                           1,098,077
      7,175   ASTEC INDUSTRIES INCORPORATED                                                                              271,646
      9,678   ATLAS COPCO AB CLASS A                                                                                     150,413
      5,775   ATLAS COPCO AB CLASS B                                                                                      82,114
     59,094   AXCELIS TECHNOLOGIES INCORPORATED                                                                          339,791
     35,400   BENQ CORPORATION                                                                                            32,990
     10,228   BLACK BOX CORPORATION                                                                                      317,068
     30,039   BRIGGS & STRATTON CORPORATION                                                                              536,797
     76,845   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               590,938
     40,323   BROOKS AUTOMATION INCORPORATED+                                                                            406,456
         80   BUCHER INDUSTRIES AG                                                                                        20,295
     15,792   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               1,577,305
     32,038   CAMERON INTERNATIONAL CORPORATION+<<                                                                     1,360,974
      3,700   CANON FINETECH INCORPORATED                                                                                 46,427
      1,846   CAP GEMINI SA                                                                                              100,871
      1,700   CAPCOM COMPANY LIMITED                                                                                      46,623
     26,224   CARLISLE COMPANIES INCORPORATED                                                                            957,963
      8,500   CASIO COMPUTER COMPANY LIMITED                                                                             110,527
     23,400   CATCHER TECHNOLOGY COMPANY LIMITED                                                                          86,786
    138,000   CHEN HSONG HOLDINGS                                                                                         73,675
     17,600   CHICONY ELECTRONICS COMPANY LIMITED                                                                         27,219
     21,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                             32,805
      2,400   CKD CORPORATION                                                                                             15,779
      1,477   CRANE GROUP LIMITED                                                                                         19,876
     10,191   CROMPTON GREAVES LIMITED                                                                                    79,234
     26,919   CUMMINS INCORPORATED                                                                                     1,356,179
      8,000   DAIHEN CORPORATION                                                                                          28,916
      1,169   DASSAULT SYSTEMES SA                                                                                        63,741
     12,106   DEERE & COMPANY                                                                                          1,031,552
     82,988   DELL INCORPORATED+                                                                                       1,647,312
     87,650   DELTA ELECTRONICS INCORPORATED                                                                             249,299
        700   DISCO CORPORATION                                                                                           32,899
     30,045   DONALDSON COMPANY INCORPORATED                                                                           1,266,697
      2,155   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                     311,271
      3,870   DOOSAN INFRACORE COMPANY LIMITED                                                                           120,450
        551   DRESSER RAND GROUP INCORPORATED+                                                                            18,773
         34   EACCESS LIMITED                                                                                             21,982

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 135


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     28,700   EATON CORPORATION                                                                                   $    2,314,081
     16,000   EBARA CORPORATION                                                                                           45,587
     86,920   EMC CORPORATION                                                                                          1,350,737
     50,196   EMULEX CORPORATION+<<                                                                                      746,916
     70,435   ENTEGRIS INCORPORATED+<<                                                                                   496,567
      8,542   FLOWSERVE CORPORATION                                                                                      930,224
     19,130   FMC TECHNOLOGIES INCORPORATED+                                                                           1,083,906
     90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                           53,204
     27,600   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                         180,058
     18,000   FUJI HEAVY INDUSTRIES LIMITED                                                                               78,525
      1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                  34,890
     64,000   FUJITSU LIMITED                                                                                            455,368
     10,000   FURUKAWA COMPANY LIMITED                                                                                    18,941
     21,904   GAMESTOP CORPORATION CLASS A+                                                                              927,853
     22,530   GARDNER DENVER INCORPORATED+                                                                               831,582
     18,861   GRANT PRIDECO INCORPORATED+                                                                                951,915
    108,615   HEWLETT-PACKARD COMPANY                                                                                  5,188,539
      3,200   HEXAGON AB                                                                                                  65,417
     24,900   HIGH TECH COMPUTER CORPORATION                                                                             514,028
      3,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                              87,366
      5,000   HITACHI KOKI COMPANY LIMITED                                                                                69,851
    104,000   HITACHI LIMITED                                                                                            753,566
        900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                                21,283
    238,000   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                               1,419,937
      4,000   HOSOKAWA MICRON CORPORATION                                                                                 27,765
     34,617   IDEX CORPORATION<<                                                                                       1,044,049
      1,249   INDRA SISTEMAS SA                                                                                           34,712
      7,272   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     304,406
     19,667   INTERMEC INCORPORATED+<<                                                                                   433,461
     37,446   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              4,263,602
    100,800   INVENTEC COMPANY LIMITED                                                                                    58,249
        700   ITOCHU TECHNO-SCIENCE CORPORATION                                                                           19,584
     22,500   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                           10,427
     16,179   JOY GLOBAL INCORPORATED                                                                                  1,073,800
     11,748   KAYDON CORPORATION                                                                                         501,757
     32,509   KENNAMETAL INCORPORATED                                                                                    987,298
      5,000   KITZ CORPORATION                                                                                            27,821
     29,000   KOMATSU LIMITED                                                                                            736,730
      2,800   KONAMI CORPORATION                                                                                          92,716
     35,865   KUBOTA CORPORATION                                                                                         243,295
     29,598   KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                                 152,430
     18,498   LAM RESEARCH CORPORATION+<<                                                                                744,360
     10,297   LARSEN & TOUBRO LIMITED                                                                                    895,839
    104,000   LENOVO GROUP LIMITED                                                                                        69,872
      6,510   LG PHILLIPS LCD COMPANY LIMITED                                                                            309,287
    160,390   LITE-ON TECHNOLOGY CORPORATION                                                                             219,098
      3,810   LOGITECH INTERNATIONAL SA+                                                                                  97,536
      2,251   MAHARASHTRA SEAMLESS LIMITED                                                                                18,593
      2,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                      14,226
          1   MAKITA CORPORATION                                                                                              36
      1,767   MAN AG                                                                                                     232,588
     19,124   MANITOWOC COMPANY INCORPORATED                                                                             779,112
      1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                  2,171
        800   MEITEC CORPORATION                                                                                          23,641
      2,000   MELCO HOLDINGS INCORPORATED                                                                                 36,872
      2,085   METSO OYJ                                                                                                  108,478

136 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     35,408   MICROS SYSTEMS INCORPORATED+<<                                                                      $    1,134,472
      1,500   MISUMI GROUP INCORPORATED                                                                                   23,938
      4,996   MISYS PLC                                                                                                   14,713
     23,743   MITAC INTERNATIONAL CORPORATION                                                                             20,355
     69,000   MITSUBISHI ELECTRIC CORPORATION                                                                            632,002
      6,300   MITSUI HIGH-TEC INCORPORATED                                                                                49,891
      3,000   MIURA COMPANY LIMITED                                                                                       70,677
     16,126   MODINE MANUFACTURING COMPANY                                                                               201,252
      3,400   MORI SEIKI COMPANY LIMITED                                                                                  60,672
      4,000   NABTESCO CORPORATION                                                                                        53,058
      5,000   NACHI-FUJIKOSHI CORPORATION                                                                                 17,585
     14,701   NATIONAL OILWELL VARCO INCORPORATED+                                                                       915,872
        601   NCSOFT CORPORATION+                                                                                         28,688
        149   NEC CORPORATION                                                                                                657
        897   NEOPOST SA                                                                                                  93,107
        900   NETUREN COMPANY LIMITED                                                                                      9,382
      1,900   NIHON UNISYS LIMITED                                                                                        22,738
      4,700   NOMURA RESEARCH INSTITUTE LIMITED                                                                          133,861
     12,765   NORDSON CORPORATION                                                                                        655,993
        150   OBIC COMPANY LIMITED                                                                                        27,691
      1,107   OCE NV                                                                                                      20,530
        900   OILES CORPORATION                                                                                           18,773
      7,000   OKAYA & COMPANY LIMITED                                                                                     84,622
      1,000   ORACLE CORPORATION JAPAN                                                                                    44,078
      3,095   ORMAT INDUSTRIES                                                                                            40,138
        700   OTSUKA CORPORATION                                                                                          55,016
        402   OUTOTEC OYJ                                                                                                 22,203
     24,167   PALL CORPORATION                                                                                           951,455
     55,878   PALM INCORPORATED+<<                                                                                       361,531
     25,200   PARKER HANNIFIN CORPORATION                                                                              1,628,676
     19,855   PENTAIR INCORPORATED                                                                                       647,670
      5,900   PITNEY BOWES INCORPORATED<<                                                                                211,102
        588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                     14,630
    112,890   QUANTUM CORPORATION+<<                                                                                     282,225
      1,108   RAMIRENT OYJ                                                                                                19,183
      3,700   RISO KAGAKU CORPORATION                                                                                     54,296
     52,000   RITEK CORPORATION+                                                                                          12,418
      8,000   RYOBI LIMITED                                                                                               33,431
     19,416   SAGE GROUP PLC                                                                                              75,692
      9,461   SANDISK CORPORATION+                                                                                       222,807
     30,000   SANYO ELECTRIC COMPANY LIMITED+                                                                             63,330
        292   SCHINDLER HOLDING SA                                                                                        19,801
     10,203   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                    210,896
        668   SHAW INDUSTRIES LIMITED CLASS A                                                                             21,148
      2,500   SHIMA SEIKI MANUFACTURING LIMITED                                                                          106,619
      3,360   SIMS GROUP LIMITED                                                                                         100,434
      4,176   SKF AB                                                                                                      76,477
      2,000   SMC CORPORATION                                                                                            213,241
     29,911   SMITH INTERNATIONAL INCORPORATED                                                                         1,885,290
      1,061   SPIRAX-SARCO ENGINEERING PLC                                                                                19,724
      5,000   STANLEY ELECTRIC COMPANY LIMITED                                                                           105,650
     16,430   STANLEY WORKS                                                                                              797,512
         75   SULZER AG                                                                                                   86,096
     17,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                          135,583
      2,000   TADANO LIMITED                                                                                              19,798
      1,665   TATA TEA LIMITED                                                                                            33,644

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 137


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      4,000   TDK CORPORATION                                                                                     $      284,331
     26,038   TERADATA CORPORATION+                                                                                      656,939
     15,396   TEREX CORPORATION+                                                                                       1,038,460
      2,505   THERMAX INDIA LIMITED                                                                                       40,779
      3,300   THK COMPANY LIMITED                                                                                         62,311
        760   TIETOENATOR OYJ                                                                                             14,266
     15,086   TIMKEN COMPANY                                                                                             454,541
     12,000   TORI HOLDINGS COMPANY LIMITED                                                                                1,710
     17,074   TORO COMPANY                                                                                               822,625
    100,000   TOSHIBA CORPORATION                                                                                        750,074
      3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                             22,907
     32,000   TPV TECHNOLOGY LIMITED                                                                                      19,178
      3,500   TREND MICRO INCORPORATED                                                                                   120,578
     11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                   68,858
     18,576   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       974,311
      9,735   VERIFONE HOLDINGS INCORPORATED+<<                                                                          201,028
     10,040   WATSCO INCORPORATED<<                                                                                      381,520
     43,644   WESTERN DIGITAL CORPORATION+                                                                             1,347,290
        317   WINCOR NIXDORF AG                                                                                           25,182
     48,755   WISTRON CORPORATION                                                                                         80,513
      1,113   ZARDOYA-OTIS SA                                                                                             27,725
      9,950   ZEBRA TECHNOLOGIES CORPORATION+<<                                                                          331,534

                                                                                                                      74,428,407
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.52%
      6,912   AON CORPORATION                                                                                            287,608
     18,164   ARTHUR J. GALLAGHER & COMPANY<<                                                                            428,670
        759   BALOISE HOLDING AG                                                                                          68,453
    415,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                 1,039,799
        402   CNP ASSURANCES                                                                                              44,234
        670   GRUPO CATALANA OCCIDENTE SA                                                                                 22,383
        438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                              22,922
     15,234   HILB ROGAL & HOBBS COMPANY                                                                                 466,465
     24,891   HUMANA INCORPORATED+                                                                                     1,700,802
     96,239   LEGAL & GENERAL GROUP PLC                                                                                  236,777
     14,609   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    372,091
      3,200   MATSUI SECURITIES COMPANY LIMITED                                                                           21,250
     16,154   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                  383,981
     29,469   STANDARD LIFE PLC                                                                                          127,384
     10,000   TOKYO TATEMONO COMPANY LIMITED                                                                              67,763
     70,953   UNUM GROUP                                                                                               1,625,533
     21,581   WILLIS GROUP HOLDINGS LIMITED                                                                              708,936

                                                                                                                       7,625,051
                                                                                                                  --------------
INSURANCE CARRIERS: 4.03%
      8,968   ACE LIMITED                                                                                                504,360
      1,991   ADMIRAL GROUP PLC                                                                                           39,819
     21,129   AEGON NV                                                                                                   315,548
     21,094   AETNA INCORPORATED                                                                                       1,046,262
     14,000   AIOI INSURANCE COMPANY LIMITED                                                                              71,937
      4,510   AKSIGORTA AS                                                                                                22,389
      4,966   ALLEANZA ASSICURAZIONI SPA                                                                                  63,810
        770   ALLEGHANY CORPORATION                                                                                      277,970
      6,706   ALLIANZ AG                                                                                               1,161,003
          5   ALLIANZ SE ADR                                                                                                  88

138 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
      6,644   ALLIED WORLD ASSURANCE HOLDINGS                                                                     $      289,346
     15,627   ALLSTATE CORPORATION                                                                                       745,877
     19,549   AMBAC FINANCIAL GROUP INCORPORATED                                                                         217,776
     13,358   AMERICAN FINANCIAL GROUP INCORPORATED                                                                      345,571
     60,809   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,849,510
      3,093   AMERICAN NATIONAL INSURANCE COMPANY                                                                        350,901
     22,512   AMERIGROUP CORPORATION+<<                                                                                  810,432
      4,865   AMLIN PLC                                                                                                   26,592
     57,625   AMP LIMITED                                                                                                425,427
     45,491   AMR CORPORATION                                                                                            582,740
      9,152   ARCH CAPITAL GROUP LIMITED+                                                                                626,729
     17,345   ASSICURAZIONI GENERALI SPA                                                                                 745,501
     19,385   ASSURANT INCORPORATED                                                                                    1,212,532
     11,588   ASSURED GUARANTY LIMITED                                                                                   297,232
     38,418   AVIVA PLC                                                                                                  463,067
     25,164   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                          134,031
     27,615   AXA SA                                                                                                     931,076
     27,593   AXIS CAPITAL HOLDINGS LIMITED                                                                            1,017,354
      3,585   BRIT INSURANCE HOLDINGS PLC                                                                                 16,473
      2,598   CATLIN GROUP LIMITED                                                                                        19,514
     12,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                     31,027
    320,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                             1,242,648
     10,336   CHUBB CORPORATION                                                                                          526,102
      7,280   CIGNA CORPORATION                                                                                          324,542
     30,434   CINCINNATI FINANCIAL CORPORATION                                                                         1,131,232
     33,097   COMMERCE GROUP INCORPORATED                                                                              1,199,435
     36,502   CONSECO INCORPORATED+                                                                                      428,168
     18,724   DISCOVERY HOLDINGS LIMITED                                                                                  64,925
        540   DONGBU INSURANCE COMPANY LIMITED                                                                            21,380
     11,485   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                       451,361
      8,371   ERIE INDEMNITY COMPANY                                                                                     413,109
        155   EULER HERMES SA                                                                                             15,846
     12,451   EVEREST REINSURANCE GROUP LIMITED                                                                        1,206,253
        300   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                          91,404
     42,678   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                 751,560
     15,674   FIRST AMERICAN CORPORATION                                                                                 545,925
        521   FONDIARIA-SAI SPA (COMMON)                                                                                  23,122
      1,309   FONDIARIA-SAI SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                          39,840
     39,449   FREMONT GENERAL CORPORATION+<<                                                                              41,421
     29,869   FRIENDS PROVIDENT PLC                                                                                       78,661
      6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                16,901
     11,143   GENWORTH FINANCIAL INCORPORATED                                                                            258,295
      3,500   GREAT-WEST LIFECO INCORPORATED                                                                             109,667
        653   HANNOVER RUECKVERSICHERUNG AG                                                                               31,193
      8,582   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             599,882
     22,090   HCC INSURANCE HOLDINGS INCORPORATED                                                                        531,485
     16,499   HEALTH NET INCORPORATED+                                                                                   724,966
         64   HELVETIA HOLDING AG                                                                                         24,329
     26,042   HORACE MANN EDUCATORS CORPORATION                                                                          452,610
        795   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                             28,432
        478   ING CANADA INCORPORATED                                                                                     19,426
     57,926   INSURANCE AUSTRALIA GROUP LIMITED                                                                          201,102
     11,602   IPC HOLDINGS LIMITED                                                                                       314,646
      3,330   KOREA REINSURANCE COMPANY                                                                                   34,264
      5,960   LIBERTY GROUP LIMITED                                                                                       57,780
        902   LIBERTY HOLDINGS LIMITED                                                                                    22,538

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 139


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
      7,460   LINCOLN NATIONAL CORPORATION                                                                        $      381,262
     12,282   LOEWS CORPORATION                                                                                          513,879
     23,000   MANULIFE FINANCIAL CORPORATION                                                                             891,725
      6,201   MAPFRE SA                                                                                                   27,960
      1,491   MARKEL CORPORATION+                                                                                        692,942
     39,905   MBIA INCORPORATED+<<                                                                                       517,568
      2,596   MEDIOLANUM SPA                                                                                              16,330
      4,766   MERCURY GENERAL CORPORATION<<                                                                              217,330
      1,194   MERITZ FIRE MARINE INSURANCE                                                                                11,554
     12,520   METLIFE INCORPORATED                                                                                       729,415
     14,439   MGIC INVESTMENT CORPORATION<<                                                                              213,842
     10,534   MILANO ASSICURAZIONI SPA                                                                                    69,028
     26,400   MILLEA HOLDINGS INCORPORATED                                                                               976,151
     43,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                  451,839
     19,048   MONTPELIER RE HOLDINGS LIMITED<<                                                                           303,054
      3,246   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                              572,062
        226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                     648
     28,644   NATIONWIDE FINANCIAL SERVICES                                                                            1,181,565
     23,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                        186,226
      5,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                               27,273
     81,501   OLD MUTUAL PLC                                                                                             201,313
     45,885   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     629,542
     10,982   PARTNERRE LIMITED                                                                                          844,406
     25,773   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                             874,220
    120,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                   125,830
     60,500   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                           458,226
     34,501   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   1,190,285
     15,877   PMI GROUP INCORPORATED<<                                                                                   115,426
      4,300   POWER CORPORATION OF CANADA                                                                                150,331
      3,100   POWER FINANCIAL CORPORATION                                                                                113,354
      7,013   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     387,328
     13,000   PROASSURANCE CORPORATION+                                                                                  691,210
     13,767   PROTECTIVE LIFE CORPORATION                                                                                531,269
     12,362   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                        902,055
     37,275   PRUDENTIAL PLC                                                                                             447,237
     27,433   QBE INSURANCE GROUP LIMITED                                                                                567,417
     14,813   RADIAN GROUP INCORPORATED<<                                                                                105,469
      5,360   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  293,246
     13,077   RENAISSANCERE HOLDINGS LIMITED                                                                             717,927
      8,712   RLI CORPORATION                                                                                            455,028
     44,476   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                   115,946
     18,609   SAFECO CORPORATION                                                                                         860,852
      1,833   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                            362,334
    103,021   SANLAM LIMITED                                                                                             244,827
      2,513   SCOR REGROUPE                                                                                               56,897
     32,247   SELECTIVE INSURANCE GROUP INCORPORATED                                                                     766,189
        515   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                     23,691
     31,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                         287,498
          1   STANCORP FINANCIAL GROUP INCORPORATED                                                                           27
      7,000   STOREBRAND ASA                                                                                              54,151
      8,200   SUN LIFE FINANCIAL INCORPORATED                                                                            392,817
        455   SWISS LIFE HOLDING                                                                                         114,052
      5,309   SWISS REINSURANCE                                                                                          425,535
      7,600   T&D HOLDINGS INCORPORATED                                                                                  388,595
     65,639   THE PHOENIX COMPANIES INCORPORATED                                                                         746,972

140 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
        200   TOPDANMARK AS+                                                                                      $       30,383
     18,345   TORCHMARK CORPORATION                                                                                    1,105,470
     17,727   TRAVELERS COMPANIES INCORPORATED                                                                           822,710
      7,013   UNIPOL SPA                                                                                                  19,756
     54,402   UNITEDHEALTH GROUP INCORPORATED                                                                          2,528,605
      9,420   UNITRIN INCORPORATED                                                                                       335,352
      6,016   WELLCARE HEALTH PLANS INCORPORATED+                                                                        287,204
     15,600   WELLPOINT INCORPORATED+                                                                                  1,093,248
      1,145   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                     564,943
     31,670   WR BERKLEY CORPORATION                                                                                     911,779
      4,644   XL CAPITAL LIMITED CLASS A                                                                                 167,463
     30,412   YAPI VE KREDI BANKASI AS                                                                                    68,742
     22,479   ZENITH NATIONAL INSURANCE CORPORATION<<                                                                    766,084
     12,540   ZURICH FINANCIAL SERVICES AG                                                                               394,353

                                                                                                                      59,385,591
                                                                                                                  --------------

INTEREST RATE SWAPS: 0.02%
     10,052   TATA CONSULTANCY SERVICES LIMITED                                                                          218,016
                                                                                                                  --------------

INTERNET SOFTWARE: 0.00%
          6   ACCESS COMPANY LIMITED+                                                                                     21,355
        732   FREENET AG                                                                                                  14,099

                                                                                                                          35,454
                                                                                                                  --------------

INVESTMENT COMPANIES: 0.00%
        260   BB BIOTECH AG                                                                                               19,771
                                                                                                                  --------------

INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
    750,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                       127,790
      1,138   GROUPE BRUXELLES LAMBERT SA                                                                                136,317
      2,719   TULLETT PREBON PLC                                                                                          27,111

                                                                                                                         291,218
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.09%
     51,327   CORRECTIONS CORPORATION OF AMERICA+                                                                      1,378,643
                                                                                                                  --------------

LEATHER & LEATHER PRODUCTS: 0.05%
      1,109   BROWN SHOE COMPANY INCORPORATED                                                                             16,280
     14,986   COACH INCORPORATED+                                                                                        454,376
      9,364   GENESCO INCORPORATED+<<                                                                                    280,452

                                                                                                                         751,108
                                                                                                                  --------------

LEGAL SERVICES: 0.14%
     20,204   FTI CONSULTING INCORPORATED+<<                                                                           1,282,954
      3,699   PRE-PAID LEGAL SERVICES INCORPORATED+<<                                                                    176,257
     15,273   RAYONIER INCORPORATED                                                                                      649,866

                                                                                                                       2,109,077
                                                                                                                  --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
         16   AP MOLLER-MAERSK AS                                                                                        164,413
     14,273   MACMAHON HOLDINGS LIMITED                                                                                   22,330

                                                                                                                         186,743
                                                                                                                  --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.02%
      2,487   BABCOCK INTERNATIONAL GROUP                                                                                 27,859
     20,795   LOUISIANA-PACIFIC CORPORATION                                                                              226,250

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 141


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (continued)
      1,466   SINO-FOREST CORPORATION+                                                                            $       28,270
        325   TECNICAS REUNIDAS SA                                                                                        22,021
    120,930   TERRANOVA SA                                                                                                25,668
      1,055   TRAVIS PERKINS PLC                                                                                          22,553

                                                                                                                         352,621
                                                                                                                  --------------

MACHINERY: 0.03%
      3,500   DAIFUKU COMPANY LIMITED                                                                                     46,060
      9,139   HUSQVARNA AB B SHARES                                                                                       99,428
     11,000   JAPAN STEEL WORKS                                                                                          178,759
      4,000   OKUMA CORPORATION                                                                                           38,039
      3,400   OSG CORPORATION                                                                                             33,632
        359   RHEINMETALL BERLIN                                                                                          25,035
      2,589   SEVAN MARINE ASA+                                                                                           32,921

                                                                                                                         453,874
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.93%
      2,200   A&D COMPANY LIMITED                                                                                         18,188
      8,585   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    196,425
      9,918   AFFYMETRIX INCORPORATED+<<                                                                                 190,227
      2,819   AGFA-GEVAERT NV                                                                                             27,195
     16,263   AGILENT TECHNOLOGIES INCORPORATED+                                                                         497,810
      1,400   ALFA LAVAL AB                                                                                               75,178
     12,504   ALLERGAN INCORPORATED                                                                                      740,612
        708   ALTANA AG                                                                                                   16,439
     30,012   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                          437,875
     33,246   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             1,120,723
     11,473   ARTHROCARE CORPORATION                                                                                     460,641
     26,300   BAXTER INTERNATIONAL INCORPORATED                                                                        1,552,226
     11,560   BAYER AG                                                                                                   890,171
      9,037   BECKMAN COULTER INCORPORATED                                                                               609,998
      9,482   BECTON DICKINSON & COMPANY                                                                                 857,362
        123   BEKAERT SA                                                                                                  16,199
      7,877   BIO-RAD LABORATORIES INCORPORATED CLASS A                                                                  743,904
     56,953   BOSTON SCIENTIFIC CORPORATION+                                                                             717,038
      2,298   COCHLEAR LIMITED                                                                                           114,568
      1,123   COLOPLAST AS CLASS B                                                                                        94,296
        273   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                                66,601
      2,700   COSEL COMPANY LIMITED                                                                                       28,274
     15,294   CR BARD INCORPORATED                                                                                     1,449,718
     10,197   DANAHER CORPORATION                                                                                        756,108
     20,950   DENTSPLY INTERNATIONAL INCORPORATED                                                                        817,888
     17,259   DRS TECHNOLOGIES INCORPORATED                                                                              968,057
     56,402   EASTMAN KODAK COMPANY<<                                                                                    957,706
      1,156   ELEKTA AB CLASS B                                                                                           21,096
     16,258   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                  431,975
     10,772   ESCO TECHNOLOGIES INCORPORATED+<<                                                                          356,122
      3,600   ESPEC CORPORATION                                                                                           31,863
      2,817   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                            167,266
     12,230   ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                      640,852
     10,735   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                      22,534
     19,128   FLIR SYSTEMS INCORPORATED+                                                                                 544,383
     20,177   FORMFACTOR INCORPORATED+<<                                                                                 361,774
      1,153   FRESENIUS AG                                                                                                97,314
     15,900   FUJIFILM HOLDINGS CORPORATION                                                                              596,218

142 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       10,000   FUJIKURA LIMITED                                                                                      $      49,244
       20,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                            70,432
        5,180   GARMIN LIMITED<<                                                                                            304,118
        2,000   GETINGE AB                                                                                                   50,869
       10,594   HAEMONETICS CORPORATION+<<                                                                                  615,511
        4,796   HALMA PLC                                                                                                    19,745
       20,000   HITACHI CABLE LIMITED                                                                                        89,416
       53,940   HOLOGIC INCORPORATED+<<                                                                                   3,253,121
       13,300   HOYA CORPORATION                                                                                            337,460
        5,722   INTUITIVE SURGICAL INCORPORATED+                                                                          1,613,146
       12,867   ITRON INCORPORATED+<<                                                                                     1,226,611
       16,500   KONICA MINOLTA HOLDINGS INCORPORATED                                                                        233,758
        4,080   LARGAN PRECISION COMPANY LIMITED                                                                             43,980
        2,058   LUXOTTICA GROUP SPA                                                                                          56,695
       48,023   MEDTRONIC INCORPORATED                                                                                    2,370,415
       14,117   MENTOR CORPORATION<<                                                                                        418,710
        5,312   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                  518,982
        7,873   MILLIPORE CORPORATION+                                                                                      550,323
        9,220   MINE SAFETY APPLIANCES COMPANY<<                                                                            369,814
        3,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                       29,454
       24,304   NATIONAL INSTRUMENTS CORPORATION                                                                            628,501
       14,632   NEWPORT CORPORATION+<<                                                                                      153,782
        1,500   NIHON KOHDEN CORPORATION                                                                                     30,257
       12,000   NIKON CORPORATION                                                                                           336,120
        1,000   NIPRO CORPORATION                                                                                            19,141
        5,932   OLYMPUS CORPORATION ADR<<                                                                                   176,641
       20,332   ORBOTECH LIMITED+                                                                                           367,806
          951   ORION OYJ                                                                                                    20,317
        5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                               22,062
       69,000   OSIM INTERNATIONAL LIMITED                                                                                   18,607
        3,500   PARIS MIKI INCORPORATED                                                                                      48,018
        5,016   PHARMAXIS LIMITED+                                                                                           12,010
          692   PHONAK HOLDING AG                                                                                            65,577
       11,151   RESMED INCORPORATED+<<                                                                                      451,504
        9,830   RESPIRONICS INCORPORATED+                                                                                   645,634
        5,451   ROCKWELL AUTOMATION INCORPORATED                                                                            298,224
       13,222   ROPER INDUSTRIES INCORPORATED                                                                               745,721
        9,000   SHIMADZU CORPORAION                                                                                          84,402
        2,276   SILEX SYSTEMS LIMITED+                                                                                       13,557
        2,425   SSL INTERNATIONAL PLC                                                                                        23,414
       14,106   ST. JUDE MEDICAL INCORPORATED+                                                                              606,276
       38,424   STERIS CORPORATION<<                                                                                        945,999
           84   STRAUMANN HOLDING AG                                                                                         24,659
       13,008   STRYKER CORPORATION                                                                                         846,951
       23,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                        341,834
        2,700   SUZUKEN COMPANY LIMITED                                                                                      97,256
          752   SYNTHES INCORPORATED                                                                                        105,386
        8,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                       163,027
       16,553   TECHNE CORPORATION+                                                                                       1,132,060
       13,548   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                         601,531
       32,308   TERADYNE INCORPORATED+                                                                                      387,373
        6,300   TERUMO CORPORATION                                                                                          342,073
        1,200   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                           17,718
          970   TITAN INDUSTRIES LIMTED                                                                                      26,115
        1,200   TOA MEDICAL ELECTRONICS COMPANY                                                                              48,648
        1,400   TOPCON CORPORATION                                                                                           12,013

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 143


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

       17,700   TRIMBLE NAVIGATION LIMITED+                                                                           $     483,918
        4,300   USHIO INCORPORATED                                                                                           89,526
       12,714   VARIAN INCORPORATED+                                                                                        688,463
        2,791   VESTAS WIND SYSTEMS AS                                                                                      282,946
       14,965   WATERS CORPORATION+                                                                                         892,064
          196   WILLIAM DEMANT HOLDING+                                                                                      14,030
        4,100   YAMATAKE CORPORATION                                                                                        103,810
        9,855   ZIMMER HOLDINGS INCORPORATED+                                                                               741,983

                                                                                                                         43,071,582
                                                                                                                      -------------

MEDIA: 0.00%
          560   MODERN TIMES GROUP MTG B SHARES                                                                              36,600
          977   VOCENTO SA                                                                                                   18,341

                                                                                                                             54,941
                                                                                                                      -------------

MEDICAL EQUIPMENT & SUPPLIES: 0.03%
       18,061   INVACARE CORPORATION                                                                                        450,803
                                                                                                                      -------------

MEDICAL MANAGEMENT SERVICES: 0.09%
      281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                   66,913
       23,368   COVENTRY HEALTH CARE INCORPORATED+                                                                        1,212,098

                                                                                                                          1,279,011
                                                                                                                      -------------

MEDICAL PRODUCTS: 0.12%
       23,625   ILLUMINA INCORPORATED+<<                                                                                  1,710,686
          397   ROCHE HOLDINGS AG - BEARER SHARES                                                                            86,049

                                                                                                                          1,796,735
                                                                                                                      -------------

METAL MINING: 1.35%
        2,931   ACCOR SA                                                                                                    208,184
        3,611   AFRICAN RAINBOW MINERALS LIMITED                                                                             93,203
        2,222   AGNICO EAGLE MINES LIMITED                                                                                  153,514
       35,295   ALUMINA LIMITED                                                                                             207,951
      482,500   ANEKA TAMBANG TBK PT                                                                                        211,167
       20,009   ANGLO AMERICAN PLC                                                                                        1,270,025
        2,746   ANGLO PLATINUM LIMITED                                                                                      430,438
       10,161   ANGLOGOLD ASHANTI LIMITED                                                                                   363,027
        3,058   AQUILA RESOURCES LIMITED+                                                                                    25,417
       16,281   AURIZON MINES LIMITED+                                                                                       74,933
        5,200   BANPU PCL                                                                                                    78,021
        3,268   BANRO CORPORATION+                                                                                           33,203
       12,800   BARRICK GOLD CORPORATION                                                                                    665,847
        9,025   BHARAT FORGE LIMITED                                                                                         64,393
        3,000   BOLIDEN AB                                                                                                   34,306
        4,500   CAMECO CORPORATION                                                                                          176,251
       19,141   CENTAMIN EGYPT LIMITED+                                                                                      29,486
        4,123   CIA DE MINAS BUENAVENTURA SA                                                                                311,233
       22,218   CIA MINERA MILPO SA                                                                                          49,980
       56,046   CIA VALE DO RIO DOCE                                                                                      1,954,037
        6,168   CLEVELAND CLIFFS INCORPORATED                                                                               736,829
          629   COMPASS RESOURCES NL+                                                                                           920
        2,814   CUMERIO NV SA                                                                                               128,123
        1,265   DENISON MINES CORPORATION+                                                                                   11,631
        8,467   EASTERN PLATINUM LIMITED+                                                                                    30,539
        4,392   ELDORADO GOLD CORPORATION+                                                                                   30,477

144 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
        6,051   EQUINOX MINERALS LIMITED+                                                                             $      34,735
          122   ERAMET                                                                                                       92,388
          861   FIRST QUANTUM MINERALS LIMITED                                                                               79,885
          842   FNX MINING COMPANY INCORPORATED+                                                                             27,709
       71,678   FORTESCUE METALS GROUP LIMITED+                                                                             508,120
        6,162   GABRIEL RESOURCES LIMITED+                                                                                   11,582
       22,810   GOLD FIELDS LIMITED                                                                                         318,614
       10,036   GOLDCORP INCORPORATED                                                                                       433,253
      120,471   GRUPO MEXICO SAB DE CV                                                                                      838,010
        1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                              13,599
       15,239   HARMONY GOLD MINING COMPANY LIMITED+                                                                        185,120
        6,787   HINDUSTAN ZINC LIMITED                                                                                      109,885
        1,248   HUDBAY MINERALS INCORPORATED+                                                                                23,838
        2,426   IAMGOLD CORPORATION                                                                                          19,620
       27,385   IMPALA PLATINUM HOLDINGS LIMITED                                                                          1,133,212
        1,432   INDEPENDENCE GROUP NL                                                                                        11,993
          422   INMET MINING CORPORATION                                                                                     36,547
      250,000   INTERNATIONAL NICKEL INDONESIA TBK                                                                          254,587
        2,425   IVANHOE MINES LIMITED+                                                                                       31,611
       12,681   KAGARA ZINC LIMITED                                                                                          60,303
        2,214   KATANGA MINING LIMITED+                                                                                      38,240
        2,846   KAZAKHMYS PLC                                                                                                86,691
        5,223   KGHM POLSKA MIEDZ SA                                                                                        241,693
        8,969   KINROSS GOLD CORPORATION                                                                                    221,890
          587   KOREA ZINC COMPANY LIMITED                                                                                   88,630
        1,573   LONMIN PLC                                                                                                  102,628
        4,655   LUNDIN MINING CORPORATION+                                                                                   39,775
        6,401   MINARA RESOURCES LIMITED                                                                                     37,721
        5,400   MINCOR RESOURCES NL                                                                                          16,437
        4,880   MINEFINDERS CORPORATION+                                                                                     56,225
       22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                                     80,496
        6,736   MURCHISON METALS LIMITED+                                                                                    25,611
       13,952   NEWCREST MINING LIMITED                                                                                     485,063
       17,964   NEWMONT MINING CORPORATION                                                                                  919,218
          608   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                                 31,177
       17,000   NIPPON DENKO COMPANY LIMITED                                                                                154,708
       11,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                           16,979
        4,935   NORTHAM PLATINUM LIMITED                                                                                     46,395
      306,000   OCEAN GRAND HOLDINGS LIMITED                                                                                 39,718
        3,400   ONOKEN COMPANY LIMITED                                                                                       44,285
        4,018   OUTOKUMPU OYJ                                                                                               152,398
        5,000   PACIFIC METALS COMPANY LIMITED                                                                               59,740
          837   PAN AMERICAN SILVER CORPORATION+                                                                             33,523
       46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                            44,552
       12,593   QUEST CAPITAL CORPORATION                                                                                    29,044
        2,243   RED BACK MINING INCORPORATED+                                                                                19,849
        8,671   RESOLUTE MINING LIMITED                                                                                      19,456
        9,080   RIO TINTO LIMITED                                                                                         1,131,407
       15,102   RIO TINTO PLC                                                                                             1,699,085
        5,032   RIVERSDALE MINING LIMITED+                                                                                   32,061
        5,152   SALLY MALAY MINING LIMITED                                                                                   23,162
          875   SESA GOA LIMITED                                                                                             74,793
        2,990   SHERRITT INTERNATIONAL CORPORATION                                                                           50,428
          680   SILVER STANDARD RESOURCES INCORPORATED+                                                                      25,445
        1,187   SILVER WHEATON CORPORATION+                                                                                  20,502
        1,891   SILVERCORP METALS INCORPORATED                                                                               19,020

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 145


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
          944   SOCIEDAD MINERA CERRO VERDE SA                                                                        $      25,488
        3,920   SOCIEDAD MINERA EL BROCAL SA                                                                                 60,370
        1,920   SOUTHERN COPPER CORPORATION<<                                                                               219,091
       26,049   STILLWATER MINING COMPANY+<<                                                                                534,786
       42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                         9,019
        5,907   SXR URANIUM ONE INCORPORATED+                                                                                31,148
        6,475   TECK COMINCO INCORPORATED LIMITED                                                                           258,360
        1,162   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                  23,730
          600   TOHO TITANIUM COMPANY LIMITED                                                                                17,046
       54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                        10,111
        8,018   UNITED PHOSPHORUS LIMITED                                                                                    66,124
        1,983   VEDANTA RESOURCES PLC                                                                                        85,311
       15,212   VOLCAN CIA MINERA SAA                                                                                        43,065
          213   WESTERN AREAS NL+                                                                                             1,166
       24,703   YAMANA GOLD INCORPORATED<<                                                                                  444,415
        7,333   YAMANA GOLD INCORPORATED                                                                                    131,946
       15,436   ZINIFEX LIMITED                                                                                             155,306

                                                                                                                         19,922,273
                                                                                                                      -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.55%
          588   ABER DIAMOND CORPORATION                                                                                     15,383
      107,347   BHP BILLITON LIMITED                                                                                      3,884,112
       46,958   BOART LONGYEAR GROUP                                                                                         87,962
        2,547   BRADKEN LIMITED                                                                                              15,228
       43,000   CHINA MOLYBDENUM COMPANY LIMITED+                                                                            60,247
        8,000   DOWA MINING COMPANY LIMITED                                                                                  55,803
       22,086   ILUKA RESOURCES LIMITED                                                                                      73,399
       67,212   LIHIR GOLD LIMITED+                                                                                         260,294
       17,759   LYNAS CORPORATION LIMITED+                                                                                   23,967
       14,182   MINSUR SA                                                                                                    39,510
       41,000   MITSUBISHI MATERIALS CORPORATION                                                                            191,554
       40,000   MONGOLIA ENERGY COMPANY LIMITED+                                                                             41,660
       18,676   MOUNT GIBSON IRON LIMITED+                                                                                   58,902
       43,782   OXIANA LIMITED                                                                                              157,133
       13,646   PALADIN RESOURCES LIMITED+                                                                                   76,204
        4,400   POTASH CORPORATION OF SASKATCHEWAN                                                                          699,530
          813   QUADRA MINING LIMITED+                                                                                       16,702
        1,115   RANDGOLD RESOURCES LIMITED                                                                                   57,440
       22,281   ST BARBARA LIMITED+                                                                                          19,182
        3,800   STRAITS RESOURCES LIMITED                                                                                    26,508
       18,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                       378,684
        1,850   UMICORE                                                                                                      93,988
       14,145   VULCAN MATERIALS COMPANY                                                                                    991,571
        9,459   XSTRATA PLC                                                                                                 737,898

                                                                                                                          8,062,861
                                                                                                                      -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.06%
          881   AALBERTS INDUSTRIES NV                                                                                       17,041
        6,434   AFRICAN OXYGEN LIMITED                                                                                       23,801
      180,000   ALLIANCE GLOBAL GROUP INCORPORATED+                                                                          19,051
        1,800   AMANO CORPORATION                                                                                            20,753
          608   AREVA T&D INDIA LIMITED                                                                                      27,522
          882   BHARAT ELECTRONICS LIMITED                                                                                   31,052
       22,950   BLUESCOPE STEEL LIMITED                                                                                     229,572
       16,876   BLYTH INCORPORATED                                                                                          334,651

146 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
        3,602   BUNZL PLC                                                                                             $      49,503
       35,609   CALLAWAY GOLF COMPANY                                                                                       542,681
        1,166   CAMPBELL BROTHERS LIMITED                                                                                    30,114
        2,080   CHEIL INDUSTRIES INCORPORATED                                                                                93,300
       25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                               3,235
       26,356   CIPLA LIMITED INDIA                                                                                         134,877
        2,628   COLGATE PALMOLIVE INDIA LIMITED                                                                              24,205
        1,915   COOKSON GROUP PLC                                                                                            22,539
        4,431   CUMMINS INDIA LIMITED                                                                                        36,915
       11,414   DABUR INDIA LIMITED                                                                                          28,069
          903   DOOSAN CORPORATION+                                                                                         173,029
       40,000   FIRST PACIFIC COMPANY LIMITED                                                                                30,275
       18,484   FKI PLC                                                                                                      26,580
       32,000   FOSUN INTERNATIONAL+                                                                                         24,823
       47,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      73,628
       15,535   FUTURIS CORPORATION LIMITED                                                                                  28,765
       47,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                          37,638
        4,300   GLORY LIMITED                                                                                                97,717
        6,278   GRASIM INDUSTRIES LIMITED                                                                                   457,038
        6,598   GWA INTERNATIONAL LIMITED                                                                                    18,813
       25,097   HASBRO INCORPORATED                                                                                         646,750
       42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                  165,493
        4,000   HILLS INDUSTRIES LIMITED                                                                                     17,892
       70,723   HINDALCO INDUSTRIES LIMITED++                                                                               341,592
          700   HITACHI MAXELL LIMITED                                                                                        7,666
          360   IAWS GROUP PLC                                                                                                7,226
      237,835   IDT INTERNATIONAL LIMITED+                                                                                    9,141
        3,409   IMI PLC                                                                                                      26,085
       17,823   INDUSTRIAS PENOLES SA DE CV                                                                                 416,036
       11,785   INVENSYS PLC                                                                                                 59,613
       40,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                         78,324
       17,210   JAKKS PACIFIC INCORPORATED                                                                                  481,020
        2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                           25,337
       78,563   JOHNSON & JOHNSON                                                                                         4,867,763
        8,400   JS GROUP CORPORATION                                                                                        142,858
       46,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                           110,745
          332   KOOR INDUSTRIES LIMITED                                                                                      23,375
        2,100   KOSE CORPORATION                                                                                             48,022
        2,025   LUPIN LIMITED                                                                                                27,594
       72,095   MATTEL INCORPORATED                                                                                       1,392,875
      103,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                         481,663
        5,500   MITSUI MINING COMPANY LIMITED                                                                                19,247
        7,106   MOSER BAER INDIA LIMITED                                                                                     30,936
          100   NAKANISHI INCORPORATED                                                                                       11,950
        3,781   NATIONAL ALUMINIUM COMPANY LIMITED                                                                           43,173
       11,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                       159,481
          231   NKT HOLDING AS                                                                                               17,186
       53,000   NOBLE GROUP LIMITED                                                                                          82,946
        9,120   ORICA LIMITED                                                                                               241,452
        8,000   RELIANCE INDUSTRIES LIMITED<<++                                                                             985,010
          100   ROCKWOOL INTERNATIONAL AS                                                                                    17,311
        5,402   SHREE PRECOATED STEELS LIMITED                                                                               32,199
       60,000   SINGAMAS CONTAINER HOLDING                                                                                   17,601
       54,408   SUZLON ENERGY LIMITED                                                                                       377,635
          823   TRELLEBORG AB CLASS B                                                                                        14,732
       13,577   TYCO INTERNATIONAL LIMITED                                                                                  543,895

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 147


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
     21,420   UNIMICRON TECHNOLOGY CORPORATION                                                                    $       32,321
      2,771   UNITED SPIRITS LIMITED                                                                                     115,766
     10,093   VIDEOCON INDUSTRIES LIMITED                                                                                104,876
      1,139   WARTSILA OYJ CLASS B                                                                                        77,858
      3,568   WESFARMERS LIMITED                                                                                         126,146
     16,952   WESFARMERS LIMITED                                                                                         587,352

                                                                                                                      15,653,330
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.13%
     25,200   AEON COMPANY LIMITED                                                                                       303,626
        309   AKER ASA CLASS A                                                                                            17,482
     24,000   ALIBABA.COM LIMITED+                                                                                        58,170
     12,327   AMAZON.COM INCORPORATED                                                                                    794,722
      3,800   ARCS COMPANY LIMITED                                                                                        49,537
     35,697   BORDERS GROUP INCORPORATED                                                                                 330,554
     30,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                         106,505
     45,000   CITIC PACIFIC LIMITED                                                                                      243,334
     25,374   COLDWATER CREEK INCORPORATED+<<                                                                            140,318
      9,434   COMERCIAL SIGLO XXI SA                                                                                      59,239
     18,127   COSTCO WHOLESALE CORPORATION                                                                             1,122,424
      4,900   CREDIT SAISON COMPANY LIMITED                                                                              134,248
      3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                    14,787
     62,376   CVS CORPORATION                                                                                          2,518,743
     35,344   DICK'S SPORTING GOODS INCORPORATED+<<                                                                      974,788
     36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                      29,018
     39,782   DILLARD'S INCORPORATED<<                                                                                   588,376
      8,610   EXPRESS SCRIPTS INCORPORATED+                                                                              508,851
      1,347   FAES FARMA SA                                                                                               19,301
      8,378   FOSCHINI LIMITED                                                                                            44,237
        500   FUJI COMPANY LIMITED                                                                                         8,246
         22   GEO COMPANY LIMITED                                                                                         22,722
      4,400   HEIWADO COMPANY LIMITED                                                                                     68,156
        900   HIKARI TSUSHIN INCORPORATED                                                                                 27,260
      7,634   INDIABULLS FINANCIAL SERVICES LIMITED                                                                      114,565
      4,412   INMOBILIARIA COLONIAL SA                                                                                     8,592
      4,200   IZUMI COMPANY LIMITED                                                                                       60,234
      1,094   JEAN COUTU GROUP INCORPORATED CLASS A                                                                       11,515
     10,000   KASUMI COMPANY LIMITED                                                                                      52,157
      4,000   LIFE CORPORATION                                                                                            57,728
     13,576   LONGS DRUG STORES CORPORATION                                                                              652,055
      9,114   MASSMART HOLDINGS LIMITED                                                                                   83,375
    136,000   METRO HOLDINGS LIMITED                                                                                      76,914
     20,509   MSC INDUSTRIAL DIRECT COMPANY                                                                              832,255
     10,988   NATURA COSMETICOS SA                                                                                       111,758
     13,367   NUTRI SYSTEM INCORPORATED+<<                                                                               191,282
      4,000   OKUWA COMPANY LIMITED                                                                                       45,634
      2,730   ORIX CORPORATION                                                                                           408,160
     11,053   ORKLA ASA                                                                                                  137,400
     19,577   PETSMART INCORPORATED                                                                                      421,493
     14,746   PRICELINE.COM INCORPORATED+<<                                                                            1,681,339
    107,964   RITE AID CORPORATION+<<                                                                                    288,264
        800   RYOHIN KEIKAKU COMPANY LIMITED                                                                              42,527
    152,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                        64,745
        940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                   26,523
      3,600   SHIMACHU COMPANY LIMITED                                                                                    93,065
      2,900   SHOPPERS DRUG MART CORPORATION                                                                             148,234

148 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
MISCELLANEOUS RETAIL (continued)
      2,930   SK NETWORKS COMPANY LIMITED+                                                                        $       58,164
     29,302   STAPLES INCORPORATED                                                                                       651,970
        450   STOCKMANN OYJ ABP                                                                                           20,485
      8,000   UNY COMPANY LIMITED                                                                                         63,712
     41,081   WALGREEN COMPANY                                                                                         1,499,867
     37,659   WOOLWORTHS HOLDINGS LIMITED                                                                                 59,564
     28,907   ZALE CORPORATION+<<                                                                                        558,483

                                                                                                                      16,706,703
                                                                                                                  --------------
MISCELLANEOUS SERVICES: 0.06%
      8,680   DUN & BRADSTREET CORPORATION                                                                               758,111
     13,042   IFIL INVESTMENTS SPA                                                                                       101,116
     47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                                         56,905

                                                                                                                         916,132
                                                                                                                  --------------
MOTION PICTURES: 0.51%
        549   ASTRAL MEDIA INCORPORATED                                                                                   20,945
     17,015   AVID TECHNOLOGY INCORPORATED+<<                                                                            414,656
     60,508   BLOCKBUSTER INCORPORATED CLASS A                                                                           183,944
      2,000   ESUN HOLDINGS LIMITED+                                                                                         970
    484,500   GLOBAL MEDIACOM TBK PT                                                                                      46,591
     76,077   NEWS CORPORATION CLASS A                                                                                 1,400,578
     17,697   NEWS CORPORATION CLASS B                                                                                   338,190
      8,000   TELEVISION BROADCASTS LIMITED                                                                               46,813
    152,189   TIME WARNER INCORPORATED                                                                                 2,375,670
      3,800   TOHO COMPANY LIMITED TOKYO                                                                                  88,010
      6,370   TVN SA PLN                                                                                                  61,302
     75,100   WALT DISNEY COMPANY                                                                                      2,433,991
     13,569   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                       80,911

                                                                                                                       7,492,571
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.27%
     12,597   ARKANSAS BEST CORPORATION                                                                                  336,466
     32,281   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                     173,273
      1,088   CONTAINER CORPORATION OF INDIA                                                                              47,354
     32,000   COSCO PACIFIC LIMITED                                                                                       69,021
      2,980   DSV A/S                                                                                                     58,254
      2,389   FORD OTOMOTIV SANAYI AS                                                                                     22,511
     12,114   FORWARD AIR CORPORATION                                                                                    355,546
      5,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                       18,302
      1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                            17,132
     22,601   LANDSTAR SYSTEM INCORPORATED<<                                                                           1,048,234
      5,000   MITSUBISHI LOGISTICS CORPORATION                                                                            58,921
     30,000   NIPPON EXPRESS COMPANY LIMITED                                                                             160,034
      2,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                      27,269
     12,655   OLD DOMINION FREIGHT LINE+<<                                                                               344,849
      9,000   SANKYU INCORPORATED                                                                                         42,935
        700   SCANIA AB                                                                                                   19,164
      3,000   SEINO HOLDINGS COMPANY LIMITED                                                                              19,884
     33,000   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                 80,867
     30,878   WERNER ENTERPRISES INCORPORATED<<                                                                          549,320
     35,284   YRC WORLDWIDE INCORPORATED+<<                                                                              485,508

                                                                                                                       3,934,844
                                                                                                                  --------------

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 149


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
MULTI MEDIA: 0.00%
      1,120   SANOMAWSOY OYJ                                                                                      $       28,242
                                                                                                                  --------------
MULTI-INDUSTRY COMPANIES: 0.01%
     32,000   FRASER & NEAVE LIMITED                                                                                     110,194
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.58%
      2,820   ACOM COMPANY LIMITED                                                                                        81,568
      1,700   AEON CREDIT SERVICE COMPANY LIMITED                                                                         24,776
      1,650   AIFUL CORPORATION                                                                                           29,362
     43,680   AMERICAN EXPRESS COMPANY                                                                                 1,847,664
     21,403   AMERICREDIT CORPORATION+<<                                                                                 307,775
        462   BANCA ITALEASE SPA                                                                                           4,476
     11,449   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        526,997
     30,641   CAPITAL SOURCE INCORPORATED<<                                                                              485,353
      4,014   CATTLES PLC                                                                                                 18,485
     37,279   CIT GROUP INCORPORATED                                                                                     828,339
     17,333   COMPUCREDIT CORPORATION+<<                                                                                 179,917
     15,488   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         97,729
     15,206   CREDIT SUISSE GROUP                                                                                        747,619
     26,907   FANNIE MAE                                                                                                 743,979
     51,215   FINANSBANK AS TURKEY                                                                                       206,004
    215,220   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                    192,137
     11,579   FIRST MARBLEHEAD CORPORATION+<<                                                                            139,295
    110,100   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                       441,017
     18,222   FREDDIE MAC                                                                                                458,830
        700   FUYO GENERAL LEASE COMPANY LIMITED                                                                          20,901
      4,600   HITACHI CAPITAL CORPORATION                                                                                 65,236
      2,700   IBJ LEASING COMPANY LIMITED                                                                                 51,710
     45,372   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                         218,022
      1,108   INTERNATIONAL PERSONAL FINANCE PLC                                                                           4,479
      2,992   IRISH LIFE & PERMANENT PLC                                                                                  48,668
      2,260   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                   81,279
        263   ORIX CORPORATION ADR                                                                                        19,467
      5,321   POWER FINANCE CORPORATION LIMITED                                                                           24,492
      2,500   PROMISE COMPANY LIMITED                                                                                     83,584
      1,666   PROVIDENT FINANCIAL PLC                                                                                     26,394
      1,690   REDECARD SA                                                                                                 26,083
      7,373   SAMPO OYJ                                                                                                  200,104
        447   SAMSUNG CARD COMPANY LIMITED                                                                                23,717
         11   SHINKIN CENTRAL BANK                                                                                        52,718
      5,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                      20,816
      3,100   TOKYO LEASING COMPANY                                                                                       32,723
    107,060   TRANSCEND INFORMATION INCORPORATED                                                                          88,804
     12,014   TURKIYE HALK BANKASI AS+                                                                                    76,022
     20,000   UFJ NICOS COMPANY LIMITED                                                                                   55,092

                                                                                                                       8,581,633
                                                                                                                  --------------
NON-FERROUS METALS: 0.00%
        800   SUMITOMO TITANIUM CORPORATION                                                                               53,141
                                                                                                                  --------------
OFFICE EQUIPMENT: 0.04%
     38,900   XEROX CORPORATION                                                                                          571,830
                                                                                                                  --------------
OIL & GAS EXTRACTION: 5.76%
        845   ABAN OFFSHORE LIMITED                                                                                       85,697
        700   ADDAX PETROLEUM CORPORATION                                                                                 32,004

150 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
     12,856   ANADARKO PETROLEUM CORPORATION                                                                      $      819,441
      2,300   AOC HOLDINGS INCORPORATED                                                                                   23,936
      9,093   APACHE CORPORATION                                                                                       1,043,058
        610   ARKEMA+                                                                                                     34,693
     10,603   ARROW ENERGY NL+                                                                                            23,788
     11,230   ATWOOD OCEANICS INCORPORATED                                                                             1,045,401
     12,226   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                   39,899
     13,333   BAKER HUGHES INCORPORATED                                                                                  897,178
     24,648   BEACH PETROLEUM LIMITED                                                                                     32,684
     50,051   BG GROUP PLC                                                                                             1,179,750
      5,902   BHARAT PETROLEUM CORPORATION LIMITED                                                                        67,578
        617   BONAVISTA ENERGY TRUST                                                                                      18,298
        424   BOURBON SA                                                                                                  24,238
    286,855   BP PLC                                                                                                   3,093,645
     41,848   CABOT OIL & GAS CORPORATION                                                                              2,081,938
      1,669   CAIRN ENERGY PLC+                                                                                           89,544
     59,664   CAIRN INDIA LIMITED+                                                                                       334,966
      7,827   CANADIAN NATURAL RESOURCES LIMITED                                                                         586,558
      3,474   CANADIAN OIL SANDS TRUST                                                                                   147,184
     18,614   CHENIERE ENERGY INCORPORATED+<<                                                                            545,949
     18,531   CHESAPEAKE ENERGY CORPORATION                                                                              837,972
    780,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                                     852,461
        119   CIA ESPANOLA DE PETROLEOS SA                                                                                12,352
     16,310   CIMAREX ENERGY COMPANY                                                                                     859,537
     50,000   CNPC (HONG KONG) LIMITED                                                                                    27,681
      1,801   COMPTON PETROLEUM CORPORATION+                                                                              21,372
     24,000   COSMO OIL COMPANY LIMITED                                                                                   79,307
        745   CRESCENT POINT ENERGY TRUST                                                                                 20,550
      1,383   DANA PETROLEUM PLC+                                                                                         36,406
     27,341   DELTA PETROLEUM CORPORATION+<<                                                                             655,090
     36,178   DENBURY RESOURCES INCORPORATED+                                                                          1,153,716
     11,405   DEVON ENERGY CORPORATION                                                                                 1,171,522
      2,714   DIAMOND OFFSHORE DRILLING INCORPORATED                                                                     327,933
     11,000   DNO ASA                                                                                                     14,215
        657   DUVERNAY OIL CORPORATION+                                                                                   25,466
     11,222   ENCANA CORPORATION                                                                                         855,460
     30,701   ENCORE ACQUISITION COMPANY+                                                                              1,129,797
    277,500   ENERGI MEGA PERSADA                                                                                         40,631
      1,269   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                       24,793
        604   ENERPLUS RESOURCES                                                                                          26,050
      9,439   ENI SPA                                                                                                    650,630
     21,342   ENSCO INTERNATIONAL INCORPORATED                                                                         1,277,105
      1,247   ENSIGN ENERGY SERVICES INCORPORATED                                                                         23,211
     10,148   EOG RESOURCES INCORPORATED                                                                               1,207,511
     48,461   ESSAR OIL LIMITED                                                                                          308,657
      1,056   ESTABLISSEMENTS MAUREL ET PROM                                                                              20,299
     50,919   EXCO RESOURCES INCORPORATED+                                                                               883,445
      1,191   EXPRO INTERNATIONAL GROUP                                                                                   29,579
        397   FRED OLSEN ENERGY ASA                                                                                       22,274
      2,281   GALP ENERGIA SGPS SA                                                                                        57,962
    164,551   GAZPROM ADR<<                                                                                            8,359,191
     36,478   GLOBAL INDUSTRIES LIMITED+<<                                                                               671,560
    112,471   GREY WOLF INCORPORATED+                                                                                    697,320
      5,054   GRUPA LOTOS SA                                                                                              73,161
     36,538   HALLIBURTON COMPANY                                                                                      1,399,401
        932   HARVEST ENERGY TRUST                                                                                        22,811

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 151


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
     12,035   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                        $      423,873
      1,450   HELLENIC PETROLEUM SA                                                                                       20,303
     13,790   HELMERICH & PAYNE INCORPORATED                                                                             618,206
    114,808   HONG KONG & CHINA GAS COMPANY LIMITED                                                                      334,326
     61,794   HORIZON OIL LIMITED+                                                                                        19,474
      3,300   HUSKY ENERGY INCORPORATED                                                                                  139,812
        600   IDEMITSU KOSAN COMPANY LIMITED                                                                              49,293
      5,244   INDIAN OIL CORPORATION LIMITED                                                                              72,266
        800   JAPAN PETROLEUM EXPLORATION COMPANY                                                                         55,816
      4,002   JOHN WOOD GROUP PLC                                                                                         32,702
     37,939   LUKOIL ADR                                                                                               2,834,043
      3,029   LUNDIN PETROLEUM AB+                                                                                        39,444
        303   MAJOR DRILLING GROUP INTERNATIONAL+                                                                         17,547
      9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                 19,214
     48,477   MARINER ENERGY INCORPORATED+                                                                             1,344,267
    174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                           76,923
      2,147   MOL HUNGARIAN OIL & GAS PLC                                                                                292,479
      1,893   NESTE OIL OYJ LIMITED                                                                                       66,234
      6,900   NEXEN INCORPORATED                                                                                         215,220
     14,594   NEXUS ENERGY LIMITED+                                                                                       22,960
        604   NIKO RESOURCES LIMITED                                                                                      56,776
     26,500   NIPPON MINING HOLDINGS INCORPORATED                                                                        156,956
     45,000   NIPPON OIL CORPORATION                                                                                     306,975
     40,204   NOBLE CORPORATION                                                                                        1,976,027
     10,524   NORSK HYDRO ASA                                                                                            148,674
     22,762   OCCIDENTAL PETROLEUM CORPORATION                                                                         1,761,096
      8,026   OCEANEERING INTERNATIONAL INCORPORATED+                                                                    481,560
     17,887   OIL & NATURAL GAS CORPORATION LIMITED                                                                      447,307
     37,539   OIL REFINERIES LIMITED                                                                                      33,573
     27,309   OIL SEARCH LIMITED                                                                                         106,967
      2,743   OILEXCO INCORPORATED+                                                                                       41,915
      2,064   OMV AG                                                                                                     149,133
      2,891   OPTI CANADA INCORPORATED+                                                                                   50,815
     27,450   ORIGIN ENERGY LIMITED                                                                                      223,727
     68,013   PARKER DRILLING COMPANY+                                                                                   450,926
      1,300   PENGROWTH ENERGY TRUST                                                                                      24,237
      3,356   PENN WEST ENERGY TRUST                                                                                      94,708
      7,100   PETRO-CANADA                                                                                               339,833
        788   PETROBANK ENERGY & RESOURCES LIMITED+                                                                       46,411
    856,000   PETROCHINA COMPANY LIMITED                                                                               1,252,998
      2,631   PETROFAC LIMITED                                                                                            28,684
     52,181   PETROLEO BRASILEIRO SA                                                                                   3,064,642
      2,151   PETROLEUM GEO-SERVICES ASA+                                                                                 51,599
        910   PRECISION DRILLING TRUST                                                                                    20,202
      1,318   PREMIER OIL PLC+                                                                                            36,225
     24,814   PRIDE INTERNATIONAL INCORPORATED+                                                                          879,408
      1,900   PROSAFE ASA                                                                                                 32,544
      1,765   PROVIDENT ENERGY TRUST                                                                                      19,313
    210,873   PTT AROMATICS & REFINING PCL                                                                               283,062
     65,100   PTT EXPLORATION & PRODUCTION PCL                                                                           327,674
      5,700   PTT PCL                                                                                                     60,957
     31,800   PTT PCL THB                                                                                                340,077
     15,191   QUEENSLAND GAS COMPANY LIMITED+                                                                             59,972
     15,997   QUICKSILVER RESOURCES INCORPORATED+<<                                                                      550,297
     21,873   RANGE RESOURCES CORPORATION                                                                              1,338,190

152 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
     11,715   REPSOL YPF SA                                                                                       $      404,126
      8,115   ROC OIL COMPANY LIMITED+                                                                                    14,243
     21,803   ROWAN COMPANIES INCORPORATED                                                                               878,879
     25,222   ROYAL DUTCH SHELL PLC CLASS A                                                                              901,845
     41,112   ROYAL DUTCH SHELL PLC CLASS B                                                                            1,442,283
      3,393   SAIPEM SPA                                                                                                 138,623
     17,105   SANTOS LIMITED                                                                                             202,751
     44,700   SAPURACREST PETROLEUM BHD                                                                                   16,785
      3,882   SARAS SPA                                                                                                   19,912
     50,200   SCHLUMBERGER LIMITED                                                                                     4,339,790
      9,905   SEACOR HOLDINGS INCORPORATED+<<                                                                            950,781
      6,300   SHOWA SHELL SEKIYU KK                                                                                       63,915
     12,355   SNAM RETE GAS SPA                                                                                           85,915
        834   SOCO INTERNATIONAL PLC                                                                                      32,058
     25,322   SOUTHWESTERN ENERGY COMPANY+                                                                             1,651,754
     27,008   ST. MARY LAND & EXPLORATION COMPANY                                                                        996,055
     15,936   STONE ENERGY CORPORATION+                                                                                  808,911
     33,912   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   1,379,879
      4,412   SURGUTNEFTEGAZ                                                                                             229,424
     25,440   SURGUTNEFTEGAZ ADR<<                                                                                     1,172,784
     15,300   TALISMAN ENERGY INCORPORATED                                                                               260,065
      1,448   TECHNIP SA+                                                                                                118,210
     30,815   TETRA TECHNOLOGIES INCORPORATED+                                                                           529,402
      9,000   TONENGENERAL SEKIYU KK                                                                                      85,441
     32,106   TOTAL SA                                                                                                 2,417,697
     13,041   TRANSOCEAN INCORPORATED+                                                                                 1,832,391
      1,149   TRICAN WELL SERVICE LIMITED                                                                                 20,091
      9,719   TULLOW OIL PLC                                                                                             120,480
     22,753   ULTRA PETROLEUM CORPORATION+                                                                             1,785,428
      4,468   UTS ENERGY CORPORATION+                                                                                     26,420
      2,097   VENTURE PRODUCTION PLC                                                                                      29,852
        485   VERMILION ENERGY TRUST                                                                                      19,237
     13,056   W-H ENERGY SERVICES INCORPORATED                                                                           820,831
     14,066   WEATHERFORD INTERNATIONAL LIMITED+                                                                         969,429
      1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                             4,846
     14,012   WOODSIDE PETROLEUM LIMITED                                                                                 732,708
     20,213   XTO ENERGY INCORPORATED                                                                                  1,247,344

                                                                                                                      84,812,302
                                                                                                                  --------------
OIL FIELD SERVICES: 0.01%
        860   FUGRO NV                                                                                                    64,881
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.40%
     19,845   BEMIS COMPANY INCORPORATED                                                                                 492,553
     10,000   C C LAND HOLDINGS LIMITED                                                                                   10,263
      4,969   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                            189,623
      3,000   DAIO PAPER CORPORATION                                                                                      21,617
     91,234   DOMTAR CORPORATION+                                                                                        581,161
      4,990   DS SMITH PLC                                                                                                15,626
      5,000   HOKUETSU PAPER MILLS LIMITED                                                                                22,121
        600   HOLMEN AB CLASS B                                                                                           20,621
     11,600   INTERNATIONAL PAPER COMPANY<<                                                                              367,720
     11,716   KIMBERLY-CLARK CORPORATION                                                                                 763,649
     12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                       33,503
     36,058   MEADWESTVACO CORPORATION                                                                                   925,248
      9,000   MITSUBISHI PAPER MILLS LIMITED                                                                              16,838

Portfolio of Investments--February 29, 2008

                                   Wells Fargo Advantage Master Portfolios   153


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                            VALUE
PAPER & ALLIED PRODUCTS (continued)
      5,436   MONDI PLC                                                                                           $       41,930
      6,201   NEENAH PAPER INCORPORATED                                                                                  161,536
     33,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                         58,095
         29   NIPPON PAPER GROUP INCORPORATED                                                                             68,703
        500   NORSKE SKOGINDUSTRIER ASA                                                                                    2,518
     30,000   OJI PAPER COMPANY LIMITED                                                                                  126,102
     18,476   PACKAGING CORPORATION OF AMERICA                                                                           421,068
      8,834   PAPERLINX LIMITED                                                                                           17,208
        516   POTLATCH CORPORATION                                                                                        21,295
      8,000   RENGO COMPANY LIMITED                                                                                       43,250
      8,799   SAPPI LIMITED                                                                                              108,758
      1,521   SMURFIT KAPPA GROUP PLC                                                                                     21,887
        306   SOCIETE BIC SA                                                                                              19,348
     19,668   SONOCO PRODUCTS COMPANY                                                                                    554,048
      7,700   STORA ENSO OYJ                                                                                              96,155
      5,700   SVENSKA CELLULOSA AB+                                                                                       94,290
      2,300   SVENSKA CELLULOSA AB CLASS B                                                                                37,754
     14,300   TEMPLE-INLAND INCORPORATED                                                                                 196,339
      7,162   UPM-KYMMENE OYJ                                                                                            123,906
     29,856   WAUSAU PAPER CORPORATION                                                                                   234,071

                                                                                                                       5,908,804
                                                                                                                  --------------
PERSONAL SERVICES: 0.30%
     64,311   H & R BLOCK INCORPORATED                                                                                 1,199,400
      3,350   PANTALOON RETAIL INDIA LIMITED                                                                              43,270
     18,407   REGIS CORPORATION                                                                                          461,095
     51,254   SALLY BEAUTY HOLDINGS INCORPORATED                                                                         392,093
    173,443   SERVICE CORPORATION INTERNATIONAL US                                                                     1,873,184
      5,325   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                 250,275
      6,199   WORLEYPARSONS LIMITED                                                                                      212,193

                                                                                                                       4,431,510
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.53%
     97,165   POLISH OIL & GAS                                                                                           182,477
     11,119   ASHLAND INCORPORATED                                                                                       491,126
      4,220   CALTEX AUSTRALIA LIMITED                                                                                    57,288
     58,466   CHEVRON CORPORATION                                                                                      5,066,664
     58,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                         179,392
    452,000   CNOOC LIMITED                                                                                              750,657
        689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                            33,499
     40,380   CONOCOPHILLIPS                                                                                           3,339,830
     17,880   ENI SPA                                                                                                    617,414
    149,922   EXXON MOBIL CORPORATION                                                                                 13,044,713
     89,000   FORMOSA PETROCHEMICAL CORPORATION                                                                          246,265
     24,607   HEADWATERS INCORPORATED+<<                                                                                 301,682
      7,820   HESS CORPORATION                                                                                           728,668
      4,030   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                     29,805
     19,772   HOLLY CORPORATION                                                                                        1,055,627
      3,800   IMPERIAL OIL LIMITED                                                                                       213,696
         30   INPEX HOLDINGS INCORPORATED                                                                                337,066
     19,461   MARATHON OIL CORPORATION                                                                                 1,034,534
      5,582   PETROL OFISI+                                                                                               26,440
  1,071,000   PETRON CORPORATION                                                                                         160,384
     45,300   PETRONAS DAGANGAN BHD                                                                                      118,262
        871   PETROPLUS HOLDINGS AG+                                                                                      57,821
     13,864   POLSKI KONCERN NAFTOWY ORLEN SA                                                                            235,186

154 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     41,106  RELIANCE PETROLEUM LIMITED+                                                                          $      177,947
     54,346  ROYAL DUTCH SHELL PLC CLASS A                                                                             1,943,378
      3,283  S-OIL CORPORATION                                                                                           231,967
      2,087  SBM OFFSHORE NV                                                                                              67,283
      3,386  SEADRILL LIMITED                                                                                             87,213
     14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                              49,040
      6,000  SINGAPORE PETROLEUM COMPANY LIMITED                                                                          29,327
      1,766  SK CORPORATION                                                                                              313,854
      3,494  SK ENERGY COMPANY LIMITED                                                                                   474,391
     17,375  STATOIL ASA                                                                                                 529,444
      6,900  SUNCOR ENERGY INCORPORATED                                                                                  711,557
     23,174  SUNOCO INCORPORATED                                                                                       1,415,468
     26,967  TESORO CORPORATION                                                                                        1,001,554
     85,700  THAI OIL PCL                                                                                                211,914
     17,000  TOHO GAS COMPANY LIMITED                                                                                     89,312
      5,604  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                       142,078
     15,151  VALERO ENERGY CORPORATION                                                                                   875,273
      8,980  WD-40 COMPANY                                                                                               279,098
     11,759  WORLD FUEL SERVICES CORPORATION                                                                             367,822
                                                                                                                      37,306,416
                                                                                                                  --------------
PHARMACEUTICALS: 0.03%
     22,108  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                     501,409
                                                                                                                  --------------
PIPELINES: 0.03%
     11,319  APA GROUP                                                                                                    33,410
     64,000  CHINA GAS HOLDINGS LIMITED                                                                                   21,114
      7,800  TRANSCANADA CORPORATION                                                                                     313,347
                                                                                                                         367,871
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.90%
     14,000  AICHI STEEL CORPORATION                                                                                      70,008
     16,425  AK STEEL HOLDING CORPORATION                                                                                864,284
     23,165  ALCOA INCORPORATED                                                                                          860,348
     14,179  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       1,096,746
     21,968  ALLEGIANCE MINING NL+                                                                                        22,098
    176,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                       341,409
      1,700  ASAHI PRETEC CORPORATION                                                                                     47,601
     31,298  ASHOK LEYLAND LIMITED                                                                                        28,737
     19,369  BELDEN INCORPORATED                                                                                         761,202
        578  BOSCH LIMITED                                                                                                56,884
      8,746  CAP SA                                                                                                      276,048
     20,663  CARPENTER TECHNOLOGY CORPORATION                                                                          1,298,256
    395,540  CHINA STEEL CORPORATION                                                                                     584,404
      2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                            21,815
     53,000  CHUNG HUNG STEEL CORPORATION                                                                                 35,877
     17,139  CIA SIDERURGICA NACIONAL SA                                                                                 640,014
     27,835  COMMSCOPE INCORPORATED+<<                                                                                 1,165,730
      2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                                          106,015
     17,993  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                       126,519
      3,309  EXXARO RESOURCES LIMITED                                                                                     42,751
     23,000  FENG HSIN IRON & STEEL COMPANY                                                                               43,103
     21,971  GENERAL CABLE CORPORATION+<<                                                                              1,356,050
      1,742  GERDAU AMERISTEEL CORPORATION                                                                                25,787
      8,996  GERDAU SA                                                                                                   239,383
     10,251  GERDAU SA                                                                                                   335,275

Portfolio of Investments--February 29, 2008

                                   Wells Fargo Advantage Master Portfolios   155


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
PRIMARY METAL INDUSTRIES (continued)
      2,000  GODO STEEL LIMITED                                                                                   $        6,379
      4,000  HITACHI METALS LIMITED                                                                                       55,930
      9,989  HUBBELL INCORPORATED CLASS B                                                                                453,201
      2,650  HYUNDAI STEEL COMPANY                                                                                       205,026
     18,400  JFE HOLDINGS INCORPORATED                                                                                   819,863
     80,880  JSC MMC NORILSK NICKEL ADR<<                                                                              2,293,757
      6,047  JSW STEEL LIMITED                                                                                           158,015
     24,000  KURIMOTO LIMITED                                                                                             32,641
        903  LINDAB INTERNATIONAL AB                                                                                      20,473
      2,500  MARUICHI STEEL TUBE LIMITED                                                                                  74,221
     13,239  MATTHEWS INTERNATIONAL CORPORATION                                                                          593,902
     65,000  MIDAS HOLDINGS LIMITED                                                                                       52,114
     10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                               35,434
      9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                                           220,688
     22,527  MUELLER INDUSTRIES INCORPORATED                                                                             647,201
      1,152  MYTILINEOS HOLDINGS SA                                                                                       17,410
     14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                 29,409
  5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                                   44,254
     19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                        69,355
    213,000  NIPPON STEEL CORPORATION                                                                                  1,120,636
      2,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                           23,739
     15,000  NSK LIMITED                                                                                                 128,596
     25,456  ONESTEEL LIMITED                                                                                            165,194
     33,800  PARKSON HOLDINGS BHD                                                                                         81,471
     39,075  POLIMEX MOSTOSTAL SA                                                                                        131,645
      3,520  POSCO                                                                                                     1,936,081
      5,680  PRECISION CASTPARTS CORPORATION                                                                             627,015
        852  RAUTARUUKKI OYJ                                                                                              37,147
      9,625  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                    528,124
      9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                          54,494
     54,000  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                   15,419
     26,750  STEEL AUTHORITY OF INDIA LIMTED                                                                             167,131
     19,021  STEEL DYNAMICS INCORPORATED                                                                               1,108,163
     22,094  TATA STEEL LIMITED                                                                                          436,349
      4,500  TENARIS SA                                                                                                   99,730
     11,411  TEXAS INDUSTRIES INCORPORATED<<                                                                             657,274
      5,071  THYSSENKRUPP AG                                                                                             291,695
     12,907  TITANIUM METALS CORPORATION                                                                                 266,142
      3,000  TOHO ZINC COMPANY LIMITED                                                                                    19,902
      4,000  TOPY INDUSTRIES LIMITED                                                                                      10,796
     15,361  TREDEGAR CORPORATION                                                                                        242,857
     36,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                                         57,034
     23,273  UNITED STATES STEEL CORPORATION                                                                           2,523,957
      4,063  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                      245,279
     39,439  WORTHINGTON INDUSTRIES<<                                                                                    693,732
      1,700  YAMATO KOGYO COMPANY LIMITED                                                                                 71,539
      3,000  YODOGAWA STEEL WORKS LIMITED                                                                                 15,279

                                                                                                                      28,032,037
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.87%
     32,800  ACCO BRANDS CORPORATION+                                                                                    454,936
      2,555  AGGREKO PLC                                                                                                  29,656
     10,623  AH BELO CORPORATION                                                                                         129,282
     29,247  AMERICAN GREETINGS CORPORATION CLASS A                                                                      550,429
     53,119  BELO CORPORATION CLASS A                                                                                    625,211
     15,071  BOWNE & COMPANY INCORPORATED                                                                                199,992

156 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
     15,774  CBS CORPORATION CLASS B                                                                              $      359,963
      5,850  COMPAGNIE INDUSTRIALI RIUNITE                                                                                18,024
     20,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                         315,410
      2,347  EMAP PLC                                                                                                     42,846
      6,018  GANNETT COMPANY INCORPORATED                                                                                181,443
     29,409  HARTE HANKS INCORPORATED                                                                                    497,306
     13,932  HAYS PLC                                                                                                     29,953
        783  HEIDELBERGER DRUCKMASCHINEN AG                                                                               18,970
     28,761  IDEARC INCORPORATED<<                                                                                       138,628
      1,578  INTERTEK GROUP PLC                                                                                           27,992
     20,714  JOHN WILEY & SONS INCORPORATED                                                                              755,647
      2,905  JOHNSTON PRESS PLC                                                                                           11,062
        600  KADOKAWA GROUP HOLDINGS INCORPORATED                                                                         13,372
      4,000  KOMORI CORPORATION                                                                                           83,476
     23,220  LEE ENTERPRISES INCORPORATED<<                                                                              239,398
     33,578  MCCLATCHY COMPANY CLASS A<<                                                                                 322,349
     13,514  MCGRAW-HILL COMPANIES INCORPORATED                                                                          553,128
     11,556  MEDIA GENERAL INCORPORATED CLASS A                                                                          180,274
     16,537  MEREDITH CORPORATION                                                                                        716,879
     13,253  NASPERS LIMITED                                                                                             250,834
     28,368  NEW YORK TIMES COMPANY CLASS A<<                                                                            528,496
        900  NISSHA PRINTING COMPANY LIMITED                                                                              37,936
      1,278  PAGESJAUNES SA                                                                                               23,771
     12,441  PUBLISHING & BROADCASTING LIMITED                                                                            50,529
        541  QUEBECOR INCORPORATED                                                                                        16,248
        644  RANDSTAD HOLDINGS NV                                                                                         24,466
     10,148  RH DONNELLEY CORPORATION+<<                                                                                  71,949
     42,129  RR DONNELLEY & SONS COMPANY                                                                               1,340,966
        600  SCHIBSTED ASA                                                                                                18,881
     19,968  SCHOLASTIC CORPORATION+                                                                                     696,284
      7,160  SERCO GROUP PLC                                                                                              61,547
      5,768  SEVEN NETWORK LIMITED                                                                                        60,123
     46,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                            143,340
     33,600  STAR PUBLICATIONS LIMITED                                                                                    36,678
        503  TELEGRAAF MEDIA GROEP NV                                                                                     18,224
      2,400  THOMSON CORPORATION                                                                                          79,907
      1,000  TIS INCORPORATED                                                                                             18,292
     21,000  TOPPAN PRINTING COMPANY LIMITED                                                                             229,392
     27,844  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                     312,410
      2,570  VEDIOR NV                                                                                                    64,371
     23,575  VIACOM INCORPORATED CLASS B+<<                                                                              937,106
     16,987  VISTAPRINT LIMITED+<<                                                                                       533,732
        865  WASHINGTON POST COMPANY CLASS B                                                                             626,260
      4,997  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                   52,461
      4,569  WOLTERS KLUWER NV                                                                                           118,175
      2,550  YELLOW PAGES INCOME FUND                                                                                     27,748

                                                                                                                      12,875,752
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.41%
     78,069  ALL AMERICA LATINA LOGISTICA                                                                                146,804
      8,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    746,130
      6,600  CANADIAN NATIONAL RAILWAY COMPANY                                                                           349,027
      1,900  CANADIAN PACIFIC RAILWAY LIMITED                                                                            138,101
         61  CENTRAL JAPAN RAILWAY COMPANY                                                                               580,881
        128  EAST JAPAN RAILWAY COMPANY                                                                                1,027,374
     36,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                        159,568

Portfolio of Investments--February 29, 2008

                                   Wells Fargo Advantage Master Portfolios   157


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
RAILROAD TRANSPORTATION (continued)
     18,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                              $       75,860
     13,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                              88,567
     17,000  KEIO CORPORATION                                                                                             96,239
     11,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                      57,566
     49,000  KINTETSU CORPORATION                                                                                        164,147
     36,585  MTR CORPORATION LIMITED                                                                                     135,593
     28,000  NAGOYA RAILROAD COMPANY LIMITED                                                                              88,939
     17,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                      52,902
     12,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                        43,940
     10,600  NORFOLK SOUTHERN CORPORATION                                                                                560,634
     18,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                     117,701
      8,000  SAGAMI RAILWAY COMPANY LIMITED                                                                               30,841
     26,000  TOBU RAILWAY COMPANY LIMITED                                                                                124,309
      7,155  UNION PACIFIC CORPORATION                                                                                   892,658
     85,000  WAN HAI LINES LIMITED                                                                                        72,182
         63  WEST JAPAN RAILWAY COMPANY                                                                                  288,224

                                                                                                                       6,038,187
                                                                                                                  --------------
REAL ESTATE: 1.05%
     14,140  ABACUS PROPERTY GROUP                                                                                        18,173
      1,900  AEON MALL COMPANY LIMITED                                                                                    46,595
     44,000  AGILE PROPERTY HOLDINGS LIMITED                                                                              60,937
     18,000  ALLGREEN PROPERTIES LIMITED                                                                                  16,177
     14,649  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           504,658
        200  ATRIUM COMPANY LIMITED                                                                                        3,600
     10,515  AUSTRALAND PROPERTY GROUP                                                                                    19,293
     16,393  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                         18,521
        162  BEFIMMO SCA SICAFI                                                                                           18,967
      7,598  BRITISH LAND COMPANY PLC                                                                                    142,526
      2,419  BRIXTON PLC                                                                                                  15,620
      5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             9,362
      1,016  CA IMMOBILIEN ANLAGEN AG+                                                                                    22,302
     16,000  CAPITACOMMERICAL TRUST                                                                                       23,229
     54,000  CAPITALAND LIMITED                                                                                          238,575
      1,600  CASTELLUM AB                                                                                                 19,570
     55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                               36,411
     29,330  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                              588,360
     13,000  CDL HOSPITALITY TRUSTS                                                                                       21,372
     24,714  CENTRO PROPERTIES GROUP                                                                                      10,005
     35,798  CENTRO RETAIL GROUP                                                                                          12,219
     59,230  CFS RETAIL PROPERTY TRUST                                                                                   116,016
     38,000  CHAMPION REIT                                                                                                20,564
      5,198  CHARTER HALL GROUP                                                                                            7,040
     47,000  CHEUNG KONG HOLDINGS LIMITED                                                                                702,057
    118,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                    228,539
     42,000  CHINA RESOURCES LAND LIMITED                                                                                 77,459
         50  CHINA VANKE COMPANY LIMITED CLASS B                                                                             114
     34,546  CHINESE ESTATES HOLDINGS LIMITED                                                                             50,764
     13,000  CITY DEVELOPMENTS LIMITED                                                                                   109,106
    114,317  COMMONWEALTH PROPERTY OFFICE FUND                                                                           136,973
      1,137  CONWERT IMMOBILIEN INVEST SE+                                                                                18,248
    128,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED+                                                                    118,274
          5  DA OFFICE INVESTMENT CORPORATION                                                                             23,393
      2,800  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                    151,901
    113,668  DB RREEF TRUST                                                                                              174,839
        878  DERWENT LONDON PLC                                                                                           24,833

158 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
REAL ESTATE (continued)
     33,225  DLF LIMITED                                                                                          $      639,153
     11,760  ECHO INVESTMENT                                                                                              33,556
        390  EUROCOMMERCIAL PROPERTIES NV                                                                                 21,507
      2,000  FABEGE AB                                                                                                    21,884
     36,000  FAR EAST CONSORTIUM                                                                                          15,935
     20,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                    69,653
      4,694  FKP PROPERTY GROUP                                                                                           15,718
        333  FONCIERE DES REGIONS                                                                                         48,781
      9,325  FOREST CITY ENTERPRISES INCORPORATED                                                                        327,774
     13,713  FORESTAR REAL ESTATE GROUP INCORPORATED+<<                                                                  334,323
     40,000  FRANSHION PROPERTIES CHINA LIMITED+                                                                          15,734
          2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                  14,323
      2,050  GAZIT GLOBE LIMITED                                                                                          17,595
        252  GECINA SA                                                                                                    36,514
    116,600  GENTING INTERNATIONAL PLC+                                                                                   52,244
          4  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                                47,423
        310  GOLDCREST COMPANY LIMITED                                                                                     8,399
    273,900  GOLDEN LAND PROPERTY PCL                                                                                     69,348
     66,103  GPT GROUP                                                                                                   193,895
     10,089  GREAT EAGLE HOLDINGS LIMITED                                                                                 30,452
      1,892  GREAT PORTLAND ESTATES PLC                                                                                   18,681
     12,000  GREENTOWN CHINA HOLDINGS LIMITED                                                                             14,486
     40,000  GUANGZHOU R&F PROPERTIES                                                                                    121,213
     14,666  GUOCOLAND LIMITED                                                                                            43,572
      3,686  HAMMERSON PLC                                                                                                80,372
     23,000  HANG LUNG GROUP LIMITED                                                                                     105,198
     57,000  HANG LUNG PROPERTIES LIMITED                                                                                204,678
      3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                                            15,249
     18,000  HENDERSON INVESTMENTS LIMITED                                                                                   893
     28,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                  223,302
     39,000  HONGKONG LAND HOLDINGS LIMITED                                                                              170,820
     30,000  HOPEWELL HOLDINGS                                                                                           137,491
     10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                          16,756
      6,897  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                                145,142
     19,302  HYSAN DEVELOPMENT COMPANY LIMITED                                                                            53,085
        165  ICADE                                                                                                        23,257
     56,200  IGB CORPORATION BHD                                                                                          33,288
      6,108  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                              54,892
      6,839  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                             74,192
      7,280  INDIABULLS REAL ESTATE LIMITED+                                                                             113,683
     26,910  ING INDUSTRIAL FUND                                                                                          51,794
     39,341  ING OFFICE FUND                                                                                              48,139
        855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                   11,996
      1,008  IVG IMMOBILIEN AG                                                                                            35,192
          3  JAPAN EXCELLENT INCORPORATED                                                                                 19,528
          2  JAPAN LOGISTICS FUND INCORPORATED                                                                            12,565
        300  JOINT CORPORATION                                                                                             3,872
      5,455  JONES LANG LASALLE INCORPORATED                                                                             416,707
          6  KENEDIX REALTY INVESTMENT                                                                                    36,236
     10,000  KEPPEL LAND LIMITED                                                                                          41,548
     17,099  KERRY PROPERTIES LIMITED                                                                                    114,241
     20,241  KIWI INCOME PROPERTY TRUST                                                                                   19,981
      1,018  KLEPIERRE                                                                                                    59,449
     12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                          26,827
      1,731  KUNGSLEDEN                                                                                                   20,514
     18,000  KWG PROPERTY HOLDING LIMITED+                                                                                17,650

Portfolio of Investments--February 29, 2008

                                   Wells Fargo Advantage Master Portfolios   159


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
REAL ESTATE (continued)
      7,009  LAND SECURITIES GROUP PLC                                                                            $      218,524
     10,841  LEND LEASE CORPORATION LIMITED                                                                              138,478
      4,000  LEOPALACE21 CORPORATION                                                                                      81,734
      3,848  LIBERTY INTERNATIONAL PLC                                                                                    73,163
    644,500  LIPPO KARAWACI TBK PT                                                                                        51,423
    128,255  MACQUAIRE OFFICE TRUST                                                                                      128,191
     31,993  MACQUARIE COUNTRYWIDE TRUST                                                                                  36,565
     22,034  MACQUARIE DDR TRUST                                                                                          12,362
     42,224  MACQUARIE GOODMAN GROUP                                                                                     169,213
    257,000  MEGAWORLD CORPORATION                                                                                        15,294
      4,470  MEINL EUROPEAN LAND LIMITED+                                                                                 55,812
     13,494  MERITAGE CORPORATION+<<                                                                                     204,299
        261  METROVACESA SA                                                                                               32,769
          5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                                18,233
     24,000  MIDLAND HOLDINGS LIMITED                                                                                     31,958
     44,554  MIRVAC GROUP                                                                                                157,932
     17,147  MIRVAC REAL ESTATE INVESTMENT TRUST                                                                          18,597
     43,000  MITSUBISHI ESTATE COMPANY LIMITED                                                                         1,047,931
     28,000  MITSUI FUDOSAN COMPANY LIMITED                                                                              568,511
     35,000  NEO-CHINA GROUP HOLDINGS LIMITED(A)                                                                          26,403
          4  NEW CITY RESIDENCE INVESTMENT CORPORATION                                                                    14,543
     31,600  NEW WORLD CHINA LAND LIMITED                                                                                 21,569
        429  NEXITY SA                                                                                                    17,878
          5  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                     22,611
          4  NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                    15,291
        900  NOMURA REAL ESTATE HOLDING INCORPORATED                                                                      16,521
         40  NTT URBAN DEVELOPMENT CORPORATION                                                                            49,580
          7  ORIX JREIT INCORPORATED                                                                                      39,830
          4  PREMIER INVESTMENT COMPANY                                                                                   23,915
        597  PSP SWISS PROPERTY AG                                                                                        36,580
      1,378  QUINTAIN ESTATES & DEVELOPMENT PLC                                                                           12,005
      1,177  SACYR VALLEHERMOSO SA                                                                                        35,704
      6,496  SEGRO PLC                                                                                                    66,418
      1,988  SHAFTESBURY PLC                                                                                              22,536
     30,000  SHENZHEN INVESTMENT LIMITED                                                                                  15,978
     34,000  SHIMAO PROPERTY HOLDING LIMITED                                                                              68,025
     52,000  SHUI ON LAND LIMITED                                                                                         49,463
     48,000  SHUN TAK HOLDINGS LIMITED                                                                                    70,861
        151  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                            20,384
      4,000  SINGAPORE LAND LIMITED                                                                                       19,942
     52,469  SINO LAND COMPANY                                                                                           131,106
    186,563  SM PRIME HOLDINGS INCORPORATED                                                                               42,082
     53,500  SOHO CHINA LIMITED+                                                                                          42,215
     46,050  SP SETIA BHD                                                                                                 70,817
     51,790  STEWART ENTERPRISES INCORPORATED                                                                            309,186
     45,665  STOCKLAND                                                                                                   295,524
         40  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                    1,687
     16,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                               273,057
     26,000  SUN HUNG KAI PROPERTIES LIMITED                                                                             453,088
      5,618  SUNLAND GROUP LIMITED                                                                                        17,874
        600  SURUGA CORPORATION                                                                                            6,677
        342  SWISS PRIME SITE AG+                                                                                         20,701
     23,000  TIAN AN CHINA INVESTMENT                                                                                     22,912
      2,500  TOC COMPANY LIMITED                                                                                          19,190
     13,000  TOKYU LAND CORPORATION                                                                                       87,621
      4,500  TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                  6,242

160 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
REAL ESTATE (continued)
      1,217  UNIBAIL                                                                                              $     296,303
     14,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                   29,676
     16,000  UNITED OVERSEAS LAND LIMITED                                                                                43,740
          3  UNITED URBAN INVESTMENT CORPORATION                                                                         19,122
      4,800  URBAN CORPORATION                                                                                           31,163
     34,359  VALAD PROPERTY GROUP                                                                                        29,248
        214  VASTNED RETAIL NV                                                                                           21,866
     57,610  WESTFIELD GROUP                                                                                            923,526
     28,000  WHEELOCK & COMPANY                                                                                          81,979
      7,000  WING TAI HOLDINGS LIMITED                                                                                   10,561
          2  ZEPHYR COMPANY LIMITED                                                                                       1,247

                                                                                                                     15,422,728
                                                                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.56%
     78,158  AMERICAN FINANCIAL REALTY TRUST                                                                            604,161
     18,000  ASCENDAS REIT                                                                                               28,449
     52,714  BRANDYWINE REALTY TRUST                                                                                    882,432
        341  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                        7,466
     27,019  CAPITAMALL TRUST                                                                                            61,967
        107  COFINIMMO SA                                                                                                21,945
        983  CORIO NV                                                                                                    91,110
      8,124  FEDERAL REALTY INVESTMENT TRUST<<                                                                          582,328
     51,136  HEALTH CARE REIT INCORPORATED<<                                                                          2,104,758
     30,734  HEALTHCARE REALTY TRUST INCORPORATED                                                                       731,162
         18  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                   59,846
         13  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                   144,665
         11  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                    66,257
      5,000  K-REIT ASIA                                                                                                  5,878
     35,351  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                     511,529
    125,000  MACQUARIE MEAG PRIME REIT                                                                                  109,450
          2  MORI HILLS REIT INVESTMENT CORPORATION                                                                      13,310
          2  MORI TRUST SOGO REIT INCORPORATED                                                                           17,852
         15  NIPPON BUILDING FUND INCORPORATED                                                                          184,545
          7  NOMURA REAL ESTATE OFFICE FUND                                                                              58,746
     23,544  PENNSYLVANIA REIT                                                                                          582,243
      1,009  RIOCAN REIT                                                                                                 21,036
     50,547  SENIOR HOUSING PROPERTIES TRUST                                                                          1,075,135
     44,000  SUNTEC REIT                                                                                                 46,965
     49,848  THE LINK REIT                                                                                              121,995
          5  TOKYU REIT INCORPORATED                                                                                     41,077
          3  TOP REIT INCORPORATED                                                                                       13,557
        264  WERELDHAVE NV                                                                                               31,912

                                                                                                                      8,221,776
                                                                                                                  -------------
RENTAL AUTO/EQUIPMENT: 0.07%
     47,412  UNITED RENTALS INCORPORATED+                                                                               952,981
                                                                                                                  -------------
RETAIL:0.00%
      2,451  WH SMITH PLC                                                                                                18,372
                                                                                                                  -------------
RETAIL DEPARTMENT STORES: 0.05%
      3,200  EDION CORPORATION                                                                                           31,468
     20,408  MEN'S WEARHOUSE INCORPORATED                                                                               470,200
     14,500  PARKSON RETAIL GROUP LIMITED                                                                               150,943
    188,400  ROBINSON DEPARTMENT STORE PCL                                                                               66,907

                                                                                                                        719,518
                                                                                                                  -------------

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 161


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
RETAIL-GROCERY: 0.00%
      4,153  SUPER-SOL LIMITED                                                                                    $      17,522
                                                                                                                  -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.33%
     15,317  A SCHULMAN INCORPORATED                                                                                    313,079
     26,980  AMCOR LIMITED                                                                                              176,509
      3,039  ANSELL LIMITED                                                                                              35,843
     21,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                                           76,008
      7,323  BRIDGESTONE CORPORATION                                                                                    245,495
     38,520  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                  70,891
      2,129  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                    209,685
      2,363  CONTINENTAL AG                                                                                             231,552
     37,335  COOPER TIRE & RUBBER COMPANY                                                                               674,643
      4,510  HANKOOK TIRE COMPANY LIMITED                                                                                68,650
     28,989  JARDEN CORPORATION+<<                                                                                      698,345
      4,000  KUREHA CORPORATION                                                                                          23,935
      7,978  NAN KANG RUBBER TIRE COMPANY LIMITED                                                                        13,370
      1,200  TOKAI RUBBER INDUSTRIES INCORPORATED                                                                        18,828
      5,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                                          13,789
     21,000  TSRC CORPORATION                                                                                            28,249
     36,677  TUPPERWARE BRANDS CORPORATION                                                                            1,337,977
        700  UPONOR OYJ                                                                                                  18,283
     13,727  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                  566,925
     15,000  YOKOHAMA RUBBER COMPANY LIMITED                                                                             77,180

                                                                                                                      4,899,236
                                                                                                                  -------------
S&L THRIFTS-SOUTHERN US: 0.01%
     13,713  GUARANTY FINANCIAL GROUP INCORPORATED+                                                                     179,503
                                                                                                                  -------------
SCHOOLS: 0.00%
      8,806  ABC LEARNING CENTRES LIMITED                                                                                17,555
     20,000  RAFFLES EDUCATION CORPORATION LIMITED                                                                       37,450

                                                                                                                         55,005
                                                                                                                  -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.64%
        780  AGF MANAGEMENT LIMITED                                                                                      18,623
      7,850  ALLCO FINANCE GROUP LIMITED                                                                                  6,196
      6,111  AMERIPRISE FINANCIAL INCORPORATED                                                                          309,461
      1,647  AZIMUT HOLDING SPA                                                                                          18,840
      8,330  BABCOCK & BROWN LIMITED                                                                                    130,488
      3,032  BEAR STEARNS COMPANIES INCORPORATED                                                                        242,136
     20,100  BURSA MALAYSIA BHD                                                                                          70,441
      2,587  CABCHARGE AUSTRALIA LIMITED                                                                                 22,865
     60,900  CAPITAL SECURITIES CORPORATION                                                                              40,455
     38,990  CHARLES SCHWAB CORPORATION                                                                                 764,594
      1,302  CLOSE BROTHERS GROUP PLC                                                                                    16,910
      2,205  CME GROUP INCORPORATED                                                                                   1,131,827
      4,830  DAEWOO SECURITIES COMPANY LIMITED                                                                          118,373
      2,912  DEUTSCHE BOERSE AG                                                                                         461,565
     18,901  FEDERATED INVESTORS INCORPORATED CLASS B<<                                                                 767,003
      6,840  FRANKLIN RESOURCES INCORPORATED                                                                            645,491
     82,408  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+                                                       205,196
    370,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                   325,220
      9,943  GOLDMAN SACHS GROUP INCORPORATED                                                                         1,686,631
     92,146  GRUPO FINANCIERO BANORTE SA DE CV                                                                          382,866
    136,969  GRUPO FINANCIERO INBURSA SA DE CV                                                                          354,252
      3,000  GUOCO GROUP LIMITED                                                                                         34,049

162 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        820  HELLENIC EXCHANGES SA HOLDING                                                                        $      19,766
      2,756  HYUNDAI SECURITIES COMPANY                                                                                  48,177
      1,700  IGM FINANCIAL INCORPORATED                                                                                  74,011
     10,162  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                  1,324,109
      1,274  INTERMEDIATE CAPITAL GROUP PLC                                                                              37,698
      4,726  INVESCO LIMITED                                                                                            121,033
      9,235  INVESTEC LIMITED                                                                                            70,060
     19,161  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                  892,519
      1,900  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                    14,009
     21,415  JEFFERIES GROUP INCORPORATED                                                                               380,116
     86,600  KIM ENG SECURITIES THAILAND PCL                                                                             69,593
      4,103  KINNEVIK INVESTMENT AB                                                                                      78,804
     60,341  KNIGHT CAPITAL GROUP INCORPORATED+<<                                                                       967,266
     31,584  LABRANCHE & COMPANY INCORPORATED+<<                                                                        146,550
     14,677  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                    748,380
     46,483  MACQUARIE AIRPORTS GROUP                                                                                   149,987
      2,000  MARUSAN SECURITIES COMPANY LIMITED                                                                          18,154
     22,142  MERRILL LYNCH & COMPANY INCORPORATED                                                                     1,097,358
        902  MIRAE ASSET SECURITIES COMPANY LIMITED                                                                     128,616
     12,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                 16,464
     26,352  MORGAN STANLEY                                                                                           1,109,946
     15,716  NASDAQ STOCK MARKET INCORPORATED+                                                                          652,371
     30,900  NOMURA HOLDINGS INCORPORATED                                                                               485,243
     30,500  NOMURA HOLDINGS INCORPORATED ADR<<                                                                         477,630
      2,503  NYMEX HOLDINGS INCORPORATED                                                                                247,271
        137  NYSE EURONEXT                                                                                                8,990
      7,763  NYSE EURONEXT INCORPORATED                                                                                 509,796
      4,000  OKASAN HOLDINGS INCORPORATED                                                                                22,277
         12  PACIFIC MANAGEMENT CORPORATION                                                                               9,217
        178  PARTNERS GROUP                                                                                              24,223
      7,644  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      296,052
      4,384  PLATINUM ASSET MANAGEMENT LIMITED                                                                           18,232
     83,489  POLARIS SECURITIES COMPANY LIMITED+                                                                         46,971
     48,645  PRESIDENT SECURITIES CORPORATION                                                                            33,928
     19,082  RAYMOND JAMES FINANCIAL INCORPORATED                                                                       428,773
      5,085  RELIANCE CAPITAL LIMITED                                                                                   227,949
    150,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                                      19,894
          4  RISA PARTNERS INCORPORATED                                                                                   7,822
      2,470  SAMSUNG SECURITIES COMPANY LIMITED                                                                         171,510
     20,461  SEI INVESTMENTS COMPANY                                                                                    511,730
        140  SFCG COMPANY LIMITED                                                                                        16,795
     17,000  SHINKO SECURITIES COMPANY LIMITED                                                                           58,344
     38,400  SUMITOMO CORPORATION                                                                                       552,238
     16,220  SWS GROUP INCORPORATED                                                                                     184,746
     39,536  T. ROWE PRICE GROUP INCORPORATED                                                                         1,997,754
      9,240  TD AMERITRADE HOLDING CORPORATION+<<                                                                       169,092
      5,082  TONG YANG INVESTMENT BANK                                                                                   97,420
        740  TSX GROUP INCORPORATED                                                                                      33,292
     28,835  UBS AG                                                                                                     940,845
     16,699  WADDELL & REED FINANCIAL INCORPORATED                                                                      523,347
      5,530  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                              125,449
      4,000  YAMANASHI CHOU BANK LIMITED                                                                                 23,008

                                                                                                                     24,188,307
                                                                                                                  -------------

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 163


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.03%
      6,280  ASML HOLDING NV                                                                                      $     150,805
      9,834  CABOT MICROELECTRONICS CORPORATION+<<                                                                      329,341

                                                                                                                        480,146
                                                                                                                  -------------
SEMICONDUCTORS: 0.17%
    134,130  SILICONWARE PRECISION INDUSTRIES COMPANY                                                                   218,578
    992,859  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                       1,939,594
    555,193  UNITED MICROELECTRONICS CORPORATION                                                                        329,542

                                                                                                                      2,487,714
                                                                                                                  -------------
SOCIAL SERVICES: 0.04%
      4,667  ABERTIS INFRAESTRUCTURAS SA                                                                                147,288
      3,631  ATLANTIA SPA                                                                                               116,438
      4,616  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                          69,552
     16,407  G4S PLC                                                                                                     70,758
     33,018  TRANSURBAN GROUP                                                                                           196,537

                                                                                                                        600,573
                                                                                                                  -------------
STEEL PRODUCERS, PRODUCTS: 0.01%
      1,009  SALZGITTER AG                                                                                              178,044
                                                                                                                  -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.58%
      7,768  ADELAIDE BRIGHTON LIMITED                                                                                   25,350
     59,156  AMBUJA CEMENTS LIMITED                                                                                     176,535
     78,840  ASIA CEMENT CORPORATION                                                                                    129,437
      5,289  ASSOCIATED CEMENT COMPANIES LIMITED                                                                        103,777
     16,316  BORAL LIMITED                                                                                               90,698
      1,819  BRICKWORKS LIMITED                                                                                          16,630
        751  BUZZI UNICEM SPA                                                                                            18,425
     11,173  CEMENTOS BIO-BIO SA                                                                                         26,541
      1,393  CEMENTOS LIMA SA                                                                                            35,434
    363,831  CEMEX SAB DE CV+                                                                                         1,001,130
     29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                               53,626
      4,000  CHOFU SEISAKUSHO COMPANY LIMITED                                                                            71,154
        116  CIMENTS FRANCAIS SA                                                                                         18,308
      3,113  CIMPOR CIMENTOS DE PORTUGAL SA                                                                              25,964
      5,200  CLEANUP CORPORATION                                                                                         27,749
      4,897  COMPAGNIE DE SAINT-GOBAIN                                                                                  382,818
     65,876  CORNING INCORPORATED                                                                                     1,530,299
      8,095  CRH PLC                                                                                                    300,854
    101,100  DYNASTY CERAMIC PCL                                                                                         51,276
     18,313  EAGLE MATERIALS INCORPORATED<<                                                                             651,210
      1,470  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                             920
        180  HEIDELBERGCEMENT AG                                                                                         28,760
        321  IMERYS SA                                                                                                   26,923
      8,370  INDIA CEMENTS LIMITED                                                                                       42,796
     40,000  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                          32,516
        888  ITALCEMENTI SPA                                                                                             18,064
      1,337  ITALCEMENTI SPA                                                                                             20,333
     13,135  JAMES HARDIE INDUSTRIES NV                                                                                  72,095
     33,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                                        15,125
     30,270  LAFARGE MALAYAN CEMENT BHD                                                                                  48,733
      2,084  LAFARGE SA                                                                                                 360,261
        365  MADRAS CEMENTS LIMITED                                                                                      32,829
      3,000  NICHIAS CORPORATION                                                                                         13,338

164 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
      2,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                                 $       4,376
     28,888  OWENS-ILLINOIS INCORPORATED+                                                                             1,630,728
      3,000  PANAHOME CORPORATION                                                                                        19,242
     25,992  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                   141,133
     17,662  REXAM PLC                                                                                                  153,756
        250  SA DES CIMENTS VICAT                                                                                        20,001
     65,000  SEMEN GRESIK PERSERO TBK PT                                                                                 37,062
     11,300  SIAM CEMENT PCL                                                                                             76,800
      1,177  SIG PLC                                                                                                     19,366
         22  SIKA AG                                                                                                     40,698
      4,510  SUEZ CEMENT COMPANY                                                                                         46,824
      9,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                       18,314
     26,000  TAIHEIYO CEMENT CORPORATION                                                                                 60,609
    143,420  TAIWAN CEMENT CORPORATION                                                                                  255,154
     74,528  TAIWAN GLASS INDUSTRIAL CORPORATION                                                                         86,811
      4,000  TAKARA STANDARD COMPANY LIMITED                                                                             17,087
      5,677  TATA CHEMICALS LIMITED                                                                                      45,911
        600  TITAN CEMENT COMPANY SA                                                                                     25,810
      6,000  TOYO SEIKAN KAISHA LIMITED                                                                                 105,223
      2,000  ULTRA TECH CEMENT LIMITED                                                                                   44,205
    105,500  UNITED TRACTORS TBK PT                                                                                     150,901
    331,800  VANACHAI GROUP PCL                                                                                          38,595

                                                                                                                      8,488,514
                                                                                                                  -------------
TELECOMMUNICATIONS: 0.03%
      3,084  FIRST QUANTUM MINERALS LIMITED                                                                             286,138
     58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                         77,697

                                                                                                                        363,835
                                                                                                                  -------------
TEXTILE MILL PRODUCTS: 0.21%
      2,920  ADITYA BIRLA NUVO LIMITED                                                                                  122,257
     15,491  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   531,806
      2,687  CENTURY TEXTILE & INDUSTRIES LIMITED                                                                        53,151
     86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                               12,781
    141,110  FAR EASTERN TEXTILE COMPANY LIMITED                                                                        229,902
     43,000  FORMOSA TAFFETA COMPANY LIMITED                                                                             42,718
      1,637  GILDAN ACTIVEWEAR INCORPORATED+                                                                             61,588
     22,647  INTERFACE INCORPORATED                                                                                     379,564
     10,500  KURARAY COMPANY LIMITED                                                                                    125,252
        406  LAKSHMI MACHINE WORKS LIMITED                                                                               20,474
     16,000  MITSUBISHI RAYON COMPANY LIMITED                                                                            54,656
      6,000  NISSHINBO INDUSTRIES INCORPORATED                                                                           62,887
      5,925  SPOTLESS GROUP LIMITED                                                                                      22,094
     28,000  TEIJIN LIMITED                                                                                             108,488
     42,000  TORAY INDUSTRIES INCORPORATED                                                                              259,662
     15,000  TOYOBO COMPANY LIMITED                                                                                      30,472
    298,300  UNIVERSAL ROBINA CORPORATION                                                                               103,777
     31,655  WOLVERINE WORLD WIDE INCORPORATED                                                                          838,858

                                                                                                                      3,060,387
                                                                                                                  -------------
THEATERS & ENTERTAINMENT: 0.06%
     47,168  REGAL ENTERTAINMENT GROUP CLASS A                                                                          930,625
                                                                                                                  -------------
TOBACCO PRODUCTS: 0.72%
     57,591  ALTRIA GROUP INCORPORATED                                                                                4,212,206
      6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                       89,735

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 165


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TOBACCO PRODUCTS (continued)
       21,467   BRITISH AMERICAN TOBACCO PLC                                                                          $     804,941
       25,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                        21,212
       10,026   IMPERIAL TOBACCO GROUP PLC                                                                                  464,126
      105,978   ITC LIMITED                                                                                                 529,051
          154   JAPAN TOBACCO INCORPORATED                                                                                  777,923
       68,500   PT GUDANG GARAM TBK                                                                                          59,076
        4,616   REYNOLDS AMERICAN INCORPORATED                                                                              294,132
          861   ROTHMANS INCORPORATED                                                                                        22,456
        3,500   SOUZA CRUZ SA                                                                                               102,552
        4,000   SWEDISH MATCH AB                                                                                             93,226
      449,000   TELEKOMUNIKASI INDONESIA TBK PT                                                                             475,292
       16,524   UNIVERSAL CORPORATION                                                                                       940,381
       30,806   UST INCORPORATED<<                                                                                        1,672,458

                                                                                                                         10,558,767
                                                                                                                      -------------
TRANSPORTATION BY AIR: 0.47%
          314   ACE AVIATION HOLDINGS INCORPORATED+                                                                           7,503
        1,247   AEROPLAN INCOME FUND                                                                                         25,652
          463   AEROPORTS DE PARIS                                                                                           56,289
      116,000   AIR CHINA                                                                                                   108,776
        2,750   AIR FRANCE-KLM                                                                                               74,091
       58,400   AIRASIA BHD+                                                                                                 28,266
       53,200   AIRPORTS OF THAILAND PCL                                                                                     95,511
       24,599   ALASKA AIR GROUP INCORPORATED                                                                               600,216
       32,900   ALITALIA SPA+                                                                                                31,036
       20,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                           83,199
        1,917   ARRIVA PLC                                                                                                   25,811
       51,077   BAE SYSTEMS PLC                                                                                             486,200
        6,732   BRITISH AIRWAYS PLC                                                                                          34,125
       27,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                               55,637
       54,582   CHINA AIRLINES                                                                                               29,428
       15,943   COBHAM PLC                                                                                                   57,355
       19,180   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                  463,772
       40,298   DELTA AIR LINES INCORPORATED+                                                                               537,978
        3,411   DEUTSCHE LUFTHANSA AG                                                                                        79,834
        2,133   EASYJET PLC                                                                                                  17,198
          820   ELBIT SYSTEMS LIMITED                                                                                        45,722
        4,103   EUROPEAN AERONAUTIC DEFENCE & Space Company                                                                 107,597
      128,000   EVA AIRWAYS CORPORATION+                                                                                     70,254
        7,800   FEDEX CORPORATION                                                                                           687,414
        4,249   FINMECCANICA SPA                                                                                            130,671
           52   FLUGHAFEN ZUERICH AG                                                                                         21,754
        5,427   IBERIA LINEAS AEREAS DE ESPANA SA                                                                            19,487
       28,000   JAPAN AIRLINES CORPORATION                                                                                   69,088
           63   JAZZ AIR INCOME FUND                                                                                            507
      100,978   JETBLUE AIRWAYS CORPORATION+<<                                                                              550,330
          397   KLOECKNER & Company                                                                                          18,766
        1,500   KOREAN AIR LINES COMPANY LIMITED                                                                            113,332
        5,565   LAN AIRLINES SA                                                                                              76,501
        5,767   MALAYSIAN AIRLINE REDEM CONV PREF SHS+                                                                        1,661
       23,067   MALAYSIAN AIRLINE SYSTEM BHD+                                                                                29,475
        6,876   MEGGITT PLC                                                                                                  37,910
       33,414   QANTAS AIRWAYS LIMITED                                                                                      129,956
       31,852   RYANAIR HOLDINGS PLC+                                                                                       152,080
       37,542   SKYWEST INCORPORATED                                                                                        830,429
       30,400   SOUTHWEST AIRLINES COMPANY                                                                                  372,704

166 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR (continued)
        8,860   TAV HAVALIMANLARI HOLDING AS+                                                                         $      54,764
       76,300   THAI AIRWAYS INTERNATIONAL PCL                                                                               77,374
        1,403   THALES SA                                                                                                    85,851
        4,845   TUI AG                                                                                                      116,421
        3,565   TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                                          21,181
       16,323   US AIRWAYS GROUP INCORPORATED+                                                                              202,405
        1,900   WESTJET AIRLINES LIMITED+                                                                                    38,608
          444   ZODIAC SA                                                                                                    23,104

                                                                                                                          6,983,223
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 2.01%
      123,000   AAPICO HITECH PCL                                                                                            46,511
       15,721   AAR CORPORATION                                                                                            407,017
        6,300   AISIN SEIKI COMPANY LIMITED                                                                                250,944
       27,681   AMERICAN AXLE & Manufacturing Holdings Incorporated                                                        544,762
        5,547   AMTEK AUTO LIMITED                                                                                          42,059
       44,013   ARVINMERITOR INCORPORATED                                                                                  496,907
          664   BAYERISCHE MOTOREN WERKE AG                                                                                 30,716
        4,521   BBA AVIATION PLC                                                                                            16,450
       29,150   BOEING COMPANY                                                                                           2,413,329
       18,211   BOMBARDIER INCORPORATED CLASS B+                                                                           104,169
        8,000   BOSCH CORPORATION                                                                                           33,245
       17,678   BRUNSWICK CORPORATION                                                                                      287,975
        2,500   CAE INCORPORATED                                                                                            31,496
        7,000   CALSONIC KANSEI CORPORATION                                                                                 28,846
        1,812   CHARTER PLC                                                                                                 29,537
       30,150   CHINA MOTOR COMPANY LIMITED                                                                                 22,571
           20   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                    18
        5,000   DAIHATSU MOTOR COMPANY LIMITED                                                                              53,031
       14,547   DAIMLERCHRYSLER AG                                                                                       1,221,006
       16,200   DENSO CORPORATION                                                                                          604,771
      132,000   DENWAY MOTORS LIMITED                                                                                       66,723
       94,900   DRB-HICOM BHD                                                                                               41,222
          800   EXEDY CORPORATION                                                                                           23,912
        1,100   FCC COMPANY LIMITED                                                                                         14,941
       10,405   FIAT SPA (COMMON)                                                                                          219,922
        1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                   16,946
        1,069   FIAT SPA (PREFERRED)                                                                                        18,052
       84,800   FORD MOTOR COMPANY+<<                                                                                      553,744
        1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                           46,032
        9,259   GENERAL DYNAMICS CORPORATION                                                                               757,849
       13,602   GENERAL MOTORS CORPORATION<<                                                                               316,655
       32,979   GENUINE PARTS COMPANY                                                                                    1,360,384
          115   GEORG FISCHER AG                                                                                            57,377
       10,427   GKN PLC                                                                                                     54,333
       13,213   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                          323,719
          899   GUD HOLDINGS LIMITED                                                                                         8,643
       12,586   HARSCO CORPORATION                                                                                         710,983
        4,377   HERO HONDA MOTORS LIMITED                                                                                   82,202
       16,000   HINO MOTORS LIMITED                                                                                        113,353
       58,500   HONDA MOTOR COMPANY LIMITED                                                                              1,785,732
           25   HONDA MOTOR COMPANY LIMITED ADR                                                                                765
       18,665   HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,073,984
          527   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                      148,291
        2,900   HYUNDAI MOBIS                                                                                               222,601
        6,220   HYUNDAI MOTOR COMPANY LIMITED                                                                               436,129

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 167


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       41,000   ISUZU MOTORS LIMITED                                                                                  $     186,703
       27,184   ITT CORPORATION                                                                                           1,528,828
        2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                  20,887
       16,286   JOHNSON CONTROLS INCORPORATED                                                                               535,158
        8,500   JTEKT CORPORATION                                                                                           150,592
        5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                              20,399
        2,100   KEIHIN CORPORATION                                                                                           33,886
       10,340   KIA MOTORS CORPORATION                                                                                      105,739
       27,498   KING YUAN ELECTRONICS COMPANY LIMITED                                                                        13,655
        4,000   KOITO MANUFACTURING COMPANY LIMITED                                                                          52,427
       39,021   LEAR CORPORATION+<<                                                                                       1,076,199
        1,700   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                    124,670
       13,942   MAHINDRA & Mahindra Limited                                                                                 234,783
        4,971   MARUTI SUZUKI INDIA LIMITED                                                                                 106,270
       28,000   MAZDA MOTOR CORPORATION                                                                                     114,089
      122,000   MITSUBISHI MOTORS CORPORATION+                                                                              195,816
       24,000   MITSUI ENGINEERING & Shipbuilding Company Limited                                                            73,126
       16,274   MONACO COACH CORPORATION                                                                                    159,160
          558   MTU AERO ENGINES HOLDINGS                                                                                    28,366
        5,000   NGK SPARK PLUG COMPANY LIMITED                                                                               78,160
        6,000   NHK SPRING COMPANY LIMITED                                                                                   46,643
        1,100   NIFCO INCORPORATED                                                                                           23,636
        1,000   NIPPON SEIKI COMPANY LIMITED                                                                                 15,280
        6,000   NISSAN SHATAI COMPANY LIMITED                                                                                51,264
          900   NISSIN KOGYO COMPANY LIMITED                                                                                 15,955
        3,300   NOK CORPORATION                                                                                              68,360
        1,530   NOKIAN RENKAAT OYJ                                                                                           62,903
        8,668   NORTHROP GRUMMAN CORPORATION                                                                                681,391
       23,600   ORIENTAL HOLDINGS BHD                                                                                        42,363
       10,578   OSHKOSH TRUCK CORPORATION                                                                                   423,860
       28,055   PIRELLI & Company SpA                                                                                        27,690
          130   PORSCHE AG                                                                                                  222,816
       12,700   PROTON HOLDINGS BHD                                                                                          16,102
        2,862   RENAULT SA                                                                                                  305,793
          800   SAAB AB                                                                                                      19,580
        4,000   SANDEN CORPORATION                                                                                           18,693
        5,320   SCANIA AB CLASS B                                                                                           128,347
       22,200   SEMBCORP MARINE LIMITED                                                                                      56,854
       11,000   SHINMAYWA INDUSTRIES LIMITED                                                                                 37,075
       43,093   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,164,373
        1,469   STX SHIPBUILDING COMPANY LIMITED                                                                             58,030
        6,900   SUMITOMO RUBBER INDUSTRIES                                                                                   53,173
       11,774   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                            204,397
       14,200   SUZUKI MOTOR CORPORATION                                                                                    383,540
          700   TACHI-S COMPANY LIMITED                                                                                       6,243
          900   TAKATA CORPORATION                                                                                           22,772
       16,949   TATA MOTORS LIMITED<<                                                                                       296,946
        6,900   TEXTRON INCORPORATED                                                                                        373,773
       13,600   THAI STANLEY ELECTRIC PCL                                                                                    61,968
        4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                             20,755
        2,400   TOYODA GOSEI COMPANY LIMITED                                                                                 86,831
        5,200   TOYOTA AUTO BODY COMPANY LIMITED                                                                             91,841
        4,300   TOYOTA BOSHOKU CORPORATION                                                                                  147,815
        6,500   TOYOTA INDUSTRIES CORPORATION                                                                               246,040
       11,944   TRINITY INDUSTRIES INCORPORATED                                                                             336,462
          600   TS TECH COMPANY LIMITED                                                                                      22,480

168 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       46,800   UMW HOLDINGS BHD                                                                                      $     101,822
       25,147   UNITED TECHNOLOGIES CORPORATION                                                                           1,773,115
        2,740   VALEO SA                                                                                                    103,635
        2,063   VOLKSWAGEN AG                                                                                               468,919
        6,500   VOLVO AB CLASS A                                                                                             96,059
       15,880   VOLVO AB CLASS B                                                                                            235,756
       16,092   WABASH NATIONAL CORPORATION                                                                                 127,127
       20,258   WABTEC CORPORATION                                                                                          701,129
       20,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                          17,245
        6,800   YAMAHA MOTOR COMPANY LIMITED                                                                                135,165
       59,471   YANG MING MARINE TRANSPORT                                                                                   39,225
       31,461   YUE LOONG MOTOR                                                                                              42,512

                                                                                                                         29,642,520
                                                                                                                      -------------
TRANSPORTATION SERVICES: 0.44%
        5,780   ANTOFAGASTA PLC                                                                                              92,123
       19,479   ASCIANO GROUP+                                                                                               88,772
       48,400   BANGKOK EXPRESSWAY PCL                                                                                       33,494
      104,000   BERLIAN LAJU TANKER                                                                                          27,296
          394   CARGOTEC CORPORATION                                                                                         19,459
       25,005   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,269,504
       15,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED+                                               26,841
        2,049   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                      32,491
      108,000   COMFORTDELGRO CORPORATION LIMITED                                                                           120,792
        1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                             17,022
       12,700   DEUTSCHE POST AG                                                                                            422,507
       41,291   EXPEDIA INCORPORATED+                                                                                       946,803
       31,356   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                          1,232,918
        5,561   FIRSTGROUP PLC                                                                                               63,489
          291   GLOVIS COMPANY LIMITED                                                                                       16,332
          462   GO-AHEAD GROUP PLC                                                                                           16,425
        9,000   KAMIGUMI COMPANY LIMITED                                                                                     67,903
          700   KINTETSU WORLD EXPRESS INCORPORATED                                                                          16,289
          356   KONINKLIJKE VOPAK NV                                                                                         18,538
          786   KUEHNE & Nagel International AG                                                                              76,161
        1,411   NATIONAL EXPRESS GROUP PLC                                                                                   31,567
          508   OESTERREICHISCHE POST AG                                                                                     19,935
       19,364   PACER INTERNATIONAL INCORPORATED                                                                            297,625
          143   PANALPINA WELTTRANSPORT HOLDING AG                                                                           23,994
       41,000   POS MALAYSIA & Services Holdings BHD                                                                         25,702
        1,684   SBS TRANSIT LIMITED                                                                                           2,965
       15,200   SINGAPORE AIRLINES LIMITED                                                                                  164,873
       31,000   SINGAPORE POST LIMITED                                                                                       24,590
       19,000   SMRT CORPORATION LIMITED                                                                                     23,675
          299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                      33,936
        5,131   STAGECOACH GROUP PLC                                                                                         25,447
        5,854   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                   59,521
        4,625   THOMAS COOK GROUP PLC                                                                                        27,986
        6,847   TNT NV                                                                                                      269,650
        1,085   TOGNUM AG                                                                                                    26,175
       33,000   TOKYU CORPORATION                                                                                           191,136
       19,065   TOLL HOLDINGS LIMITED                                                                                       179,839
        7,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                     35,292
       13,114   UTI WORLDWIDE INCORPORATED                                                                                  220,053
       13,000   YAMATO HOLDINGS COMPANY LIMITED                                                                             189,997

                                                                                                                          6,479,117
                                                                                                                      -------------

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 169


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WATER TRANSPORTATION: 0.41%
           12   A.P. MOLLER-MAERSK A/S                                                                                $     123,862
       16,056   AMERICAN COMMERCIAL LINES INCORPORATED                                                                      272,952
       11,600   CARNIVAL CORPORATION                                                                                        456,460
        2,167   CARNIVAL PLC                                                                                                 85,600
       45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                       20,244
       29,545   CIA SUDAMERICANA DE VAPORES SA+                                                                              58,421
       22,000   COSCO CORPORATION SINGAPORE LIMITED                                                                          62,414
       85,000   COSCO HOLDINGS                                                                                              247,504
          226   D S NORDEN                                                                                                   24,632
        4,000   DAIICHI CHUO KISEN KAISHA                                                                                    28,876
        2,574   DS TORM AS                                                                                                   77,679
       98,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                80,095
       30,000   EZRA HOLDINGS LIMITED                                                                                        49,821
          578   FORTH PORTS PLC                                                                                              22,428
       14,650   GENERAL MARITIME CORPORATION<<                                                                              344,861
        2,610   HANJIN SHIPPING COMPANY LIMITED                                                                              98,792
        2,670   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                     111,819
        2,200   IINO KAIUN KAISHA LIMITED                                                                                    19,682
      134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                          109,576
       61,000   JAYA HOLDINGS LIMITED                                                                                        57,091
       20,000   KAWASAKI KISEN KAISHA LIMITED                                                                               202,880
        7,603   KIRBY CORPORATION+<<                                                                                        342,743
      169,800   MISC BHD                                                                                                    474,614
       37,000   MITSUI OSK LINES LIMITED                                                                                    480,552
       10,000   NEPTUNE ORIENT LINES LIMITED                                                                                 21,854
       38,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                               351,136
        4,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                        23,557
       41,000   PACIFIC BASIN SHIPPING LIMITED                                                                               67,939
       17,127   PETRONET LNG LIMITED                                                                                         31,069
       73,800   REGIONAL CONTAINER LINES PCL                                                                                 59,111
       27,805   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                           973,453
       10,900   SCOMI MARINE BHD                                                                                              2,593
        2,000   SHINWA KAIUN KAISHA LIMITED                                                                                  13,100
       16,000   SINCERE NAVIGATION CORPORATION                                                                               32,606
       30,000   STX PAN OCEAN COMPANY LIMITED                                                                                63,736
        8,195   TEEKAY CORPORATION                                                                                          352,221
       74,400   THORESEN THAI AGENCIES PCL                                                                                  111,127
       22,000   U-MING TRANSPORT CORPORATION                                                                                 60,488

                                                                                                                          6,017,588
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.01%
       10,398   AIRGAS INCORPORATED                                                                                         505,239
       25,072   ALFA SA DE CV                                                                                               156,846
        1,300   ALFRESA HOLDINGS CORPORATION                                                                                 90,274
       24,723   AMERISOURCEBERGEN CORPORATION                                                                             1,031,444
        8,640   BROWN-FORMAN CORPORATION CLASS B                                                                            550,973
          131   EMS-CHEMIE HOLDINGS AG REG SHARES                                                                            19,282
       19,220   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                               504,717
       34,500   ESPRIT HOLDINGS LIMITED                                                                                     433,562
           77   GALENICA AG                                                                                                  29,584
       13,217   HENRY SCHEIN INCORPORATED+                                                                                  790,641
        7,074   HERBALIFE LIMITED                                                                                           295,905
        2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                        48,734
        4,562   INCHCAPE PLC                                                                                                 35,251
      172,900   IT CITY PCL                                                                                                  34,295
       50,000   ITOCHU CORPORATION                                                                                          526,518

170 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
        8,227   JARDINE CYCLE & Carriage Limited                                                                      $     123,990
        2,722   JERONIMO MARTINS                                                                                             20,039
        5,260   KT&G Corporation                                                                                            433,984
        2,579   LG CHEM LIMITED                                                                                             215,555
       70,000   LI & Fung Limited                                                                                           254,614
       11,942   MCKESSON CORPORATION                                                                                        701,712
        3,448   MEDA AB CLASS A                                                                                              35,268
       22,562   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        999,722
        6,600   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                     111,855
          968   METRO INCORPORATED CLASS A                                                                                   20,781
       31,785   NU SKIN ENTERPRISES INCORPORATED                                                                            526,360
       19,875   PERFORMANCE FOOD GROUP COMPANY+<<                                                                           645,938
       24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                                    14,387
        1,900   SANKYO COMPANY LIMITED                                                                                      101,533
        3,300   SASKATCHEWAN WHEAT POOL+                                                                                     42,949
        4,000   SATORI ELECTRIC COMPANY LIMITED                                                                              37,630
       13,079   SIEMENS AG                                                                                                1,684,045
       50,157   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                      398,748
       34,600   SOJITZ CORPORATION                                                                                          129,699
       41,891   SUPERVALU INCORPORATED                                                                                    1,099,639
       25,248   SYSCO CORPORATION                                                                                           708,459
        1,400   TOHO PHARMACEUTICAL                                                                                          30,822
       14,039   TRACTOR SUPPLY COMPANY+                                                                                     525,620
      148,400   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                       213,038
       16,345   UNITED NATURAL FOODS INCORPORATED+<<                                                                        276,557
       10,403   UNITED STATIONERS INCORPORATED+<<                                                                           513,492

                                                                                                                         14,919,701
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 0.95%
        1,800   ABC-MART INCORPORATED                                                                                        35,650
        3,083   ALESCO CORPORATION LIMITED                                                                                   29,812
       13,812   ANIXTER INTERNATIONAL INCORPORATED                                                                          903,167
       17,865   ARROW ELECTRONICS INCORPORATED                                                                              582,578
       22,382   AVNET INCORPORATED                                                                                          754,497
       17,095   BORGWARNER INCORPORATED                                                                                     736,965
        5,200   CANON MARKETING JAPAN INCORPORATED                                                                           92,340
        1,194   CELESIO AG                                                                                                   68,518
          235   CIA DE DISTRIBUCION INTEGRAL LOGISTA SA                                                                      18,724
       70,000   CMC MAGNETICS CORPORATION+                                                                                   22,612
        1,706   CORPORATE EXPRESS                                                                                            20,202
        3,960   DAEWOO INTERNATIONAL CORPORATION                                                                            149,496
      248,180   DIGITAL CHINA HOLDINGS LIMITED                                                                              187,933
       15,852   DYNO NOBEL LIMITED                                                                                           33,715
        2,700   FINNING INTERNATIONAL INCORPORATED                                                                           76,124
        3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                             29,130
        4,800   HAKUTO COMPANY LIMITED                                                                                       47,726
       12,000   HANWA COMPANY LIMITED                                                                                        55,307
        2,640   HANWHA CORPORATION                                                                                          160,579
       57,071   IKON OFFICE SOLUTIONS INCORPORATED                                                                          406,346
        2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                           78,526
       29,343   INGRAM MICRO INCORPORATED+                                                                                  448,068
       29,692   INSIGHT ENTERPRISES INCORPORATED+                                                                           520,501
        7,000   IWATANI INTERNATIONAL CORPORATION                                                                            19,502
        9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                              58,358
        3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                             47,771
       12,000   KANEMATSU CORPORATION+                                                                                       16,838

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 171


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
        3,500   KATO SANGYO COMPANY LIMITED                                                                           $      39,262
        3,100   KURODA ELECTRIC COMPANY LIMITED                                                                              47,787
           30   KYOCERA CORPORATION                                                                                           2,431
        1,600   LG INTERNATIONAL CORPORATION                                                                                 28,532
        1,300   MACNICA INCORPORATED                                                                                         18,448
        6,259   MARTIN MARIETTA MATERIALS INCORPORATED<<                                                                    673,468
       23,972   METCASH LIMITED                                                                                              92,268
           33   MITSUBISHI CORPORATION                                                                                        2,073
       53,000   MITSUI & Company Limited                                                                                  1,152,614
          263   MITSUI & Company Limited ADR                                                                                117,650
        6,000   NAGASE & Company Limited                                                                                     61,147
        3,700   NIDEC CORPORATION                                                                                           245,182
       23,970   OMNICARE INCORPORATED                                                                                       502,891
       18,642   PATTERSON COMPANIES INCORPORATED+<<                                                                         656,198
       23,926   PEP BOYS-MANNY, MOE & Jack                                                                                  273,713
       19,541   POOL CORPORATION<<                                                                                          372,256
        8,092   PREMIER FOODS PLC                                                                                            14,676
       13,112   RELIANCE STEEL & Aluminum Company                                                                           727,847
          807   RUSSEL METALS INCORPORATED                                                                                   20,949
        3,400   RYOSHOKU LIMITED                                                                                             69,033
        9,300   RYOYO ELECTRO CORPORATION                                                                                    99,864
        6,603   SAMSUNG CORPORATION                                                                                         402,813
        1,291   STRAUSS GROUP LIMITED+                                                                                       18,089
          988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                  7,327
      114,338   SYCAMORE NETWORKS INCORPORATED+                                                                             399,040
        7,000   TAT HONG HOLDINGS LIMITED                                                                                    10,764
       33,199   TECH DATA CORPORATION+                                                                                    1,107,187
        2,600   TOMEN ELECTRONICS CORPORATION                                                                                28,835
          818   TOROMONT INDUSTRIES LIMITED                                                                                  24,592
        3,700   TOYO CORPORATION                                                                                             49,944
          274   TRYGVESTA A/S                                                                                                21,091
        2,100   VALOR COMPANY LIMITED                                                                                        22,012
        6,167   WESCO INTERNATIONAL INCORPORATED+                                                                           246,680
        9,784   WOLSELEY PLC                                                                                                119,727
        9,980   WW GRAINGER INCORPORATED                                                                                    735,127

                                                                                                                         14,012,502
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $1,475,004,376)                                                                             1,447,205,339
                                                                                                                      -------------

RIGHTS: 0.04%
        1,228   CRESUD RIGHTS+(A)                                                                                               528
        2,000   GETINGE AB RIGHTS+(A)                                                                                           772
        4,131   INDIAN HOTELS RIGHTS (COMMON STOCK)+                                                                          5,749
        2,065   INDIAN HOTELS RIGHTS (DEBENTURE)+                                                                             1,105
       12,788   OTP BANK RIGHTS                                                                                             516,730
        3,658   PRIMARY HEALTH CARE LIMITED RIGHTS+(A)                                                                        3,544
        9,352   SHIN KONG RIGHTS+(A)                                                                                             67

TOTAL RIGHTS (COST $653,895)                                                                                                528,495
                                                                                                                      -------------
WARRANTS: 0.00%
      105,766   CHAMPION TECHNOLOGY WARRANTS+(A)                                                                                  0
        6,000   CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                                                                   2,583
      203,875   MATAHARI PUTRA WARRANTS+                                                                                      1,282

TOTAL WARRANTS (COST $0)                                                                                                      3,865
                                                                                                                      -------------

172 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PREFERRED STOCKS: 0.70%
     23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                $      167,645
     46,416  BANCO BRADESCO SA                                                                                         1,454,703
     46,390  BANCO ITAU HOLDING FINANCEIRA SA                                                                          1,176,003
     12,286  CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                                    233,936
     87,730  COMPANHIA VALE DO RIO DOCE CLASS A                                                                        2,598,024
      1,111  INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LIMITED+                                                             158
      2,628  METALURGICA GERDAU SA                                                                                       113,381
     71,852  PETROLEO BRASILEIRO SA                                                                                    3,497,214
        424  RWE AG PREFERRED                                                                                             42,648
      3,167  SOCIETE GENERALE+                                                                                            27,838
     12,177  TELE NORTE LESTE PARTICIPACOES SA                                                                           304,875
      9,782  UNIPOL PREFERRED                                                                                             25,793
      7,568  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                              441,165
      1,532  VOLKSWAGEN AG PREFERRED                                                                                     213,133

TOTAL PREFERRED STOCKS (COST $6,302,207)                                                                              10,296,516
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 14.76%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.50%
    128,506  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 128,506
  4,627,638  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  4,627,638
  2,644,365  DAILY ASSETS FUND INSTITUTIONAL                                                                           2,644,365

                                                                                                                       7,400,509
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.26%
$   535,484  AMSTERDAM FUNDING CORPORATION                                             3.30%        03/17/2008           534,699
  2,644,365  APRECO LLC                                                                3.20         03/10/2008         2,642,249
  5,949,821  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008         5,941,147
  1,652,728  BANCO SANTANDER TOTTA LOAN+++/-                                           3.13         10/15/2008         1,650,728
 10,114,696  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $10,117,419)                                              3.23         03/03/2008        10,114,696
  1,652,728  BANK OF IRELAND+++/-                                                      3.06         10/14/2008         1,651,226
  1,322,182  BNP PARIBAS+/-                                                            3.14         08/07/2008         1,320,440
  4,495,420  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,496,608)                                                         3.17         03/03/2008         4,495,420
  7,272,003  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,273,948)                                                         3.21         03/03/2008         7,272,003
  3,305,456  CAFCO LLC++                                                               3.32         03/11/2008         3,302,408
  1,983,274  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008         1,980,164
    661,091  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008           660,845
    337,157  CHARTA LLC++                                                              3.36         03/24/2008           336,435
  4,297,093  CHEYNE FINANCE LLC+++/-^^(A)(I)                                           5.12         02/25/2008         3,867,384
  3,305,456  CHEYNE FINANCE LLC+++/-^^(A)(I)                                           5.18         05/19/2008         2,974,909
  1,097,411  CLIPPER RECEIVABLES CORPORATION++                                         3.30         03/04/2008         1,097,110
 10,577,459  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,580,306)                               3.23         03/03/2008        10,577,459
  4,958,184  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008         4,939,586
 11,767,424  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,770,591)                                                        3.23         03/03/2008        11,767,424
  1,652,728  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008         1,650,788
  7,073,676  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008         7,066,478
  2,987,537  FALCON ASSET SECURITIZATION CORPORATION++                                 3.20         03/10/2008         2,985,147
    594,982  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008           594,453
  2,682,311  FALCON ASSET SECURITIZATION CORPORATION                                   3.31         03/26/2008         2,676,165
  6,610,912  FIVE FINANCE INCORPORATED+++/-                                            4.50         07/09/2008         6,579,034

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 173


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,705,681  GALLEON CAPITAL LLC++                                                     3.30%        03/07/2008    $    1,704,743
  5,024,293  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008         5,022,395
  1,163,521  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008         1,162,241
  6,677,021  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008         6,674,026
  7,272,003  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $7,273,942)                                3.20         03/03/2008         7,272,003
    661,091  HARRIER FINANCE FUNDING LLC+/-                                            3.16         04/25/2008           661,091
  4,297,093  ING USA ANNUITY & LIFE INSURANCE+/-                                       3.20         10/16/2008         4,297,093
  1,652,728  INTESA BANK (IRELAND) PLC+++/-                                            3.15         10/24/2008         1,651,044
  4,495,420  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,496,611)                                                         3.18         03/03/2008         4,495,420
  7,227,053  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,228,992)                                                         3.22         03/03/2008         7,227,053
    661,091  KESTREL FUNDING US LLC+/-                                                 3.16         04/25/2008           661,091
  3,305,456  LINKS FINANCE LLC+++/-                                                    3.22         08/15/2008         3,278,388
 10,114,696  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,117,393)                               3.20         03/03/2008        10,114,696
  3,305,456  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008         3,298,052
    305,755  MORGAN STANLEY+/-                                                         3.25         10/15/2008           305,708
    137,803  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $137,840)                                                           3.18         03/03/2008           137,803
  3,636,002  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,636,975)                                                         3.21         03/03/2008         3,636,002
  3,305,456  NORTHERN ROCK PLC+++/-                                                    3.27         10/03/2008         3,281,035
  2,197,467  OLD LINE FUNDING CORPORATION++                                            3.30         03/04/2008         2,196,863
    267,411  RACERS TRUST SERIES 2004-6-MM+++/-                                        3.27         03/22/2008           267,046
  5,949,821  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008         5,939,521
  2,379,928  SEDNA FINANCE INCORPORATED+++/-                                           3.14         04/10/2008         2,376,870
  1,983,274  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008         1,982,387
  2,644,365  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008         2,641,682
  1,685,783  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      3.19         04/11/2008         1,684,042
  1,322,182  SLM CORPORATION+++/-                                                      3.16         05/12/2008         1,318,078
    661,091  SOLITAIRE FUNDING LLC                                                     3.37         03/17/2008           660,104
  2,049,383  STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                               5.27         04/03/2008         1,827,230
  3,305,456  STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                               5.47         02/15/2008         2,947,145
  6,610,912  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008         6,609,693
    224,771  TULIP FUNDING CORPORATION                                                 3.35         03/17/2008           224,436
  1,652,728  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     3.14         11/14/2008         1,651,335
  1,652,728  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        3.19         10/08/2008         1,651,531
  1,884,110  VERSAILLES CDS LLC++                                                      3.60         03/11/2008         1,882,226
  2,842,692  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         3.58         07/28/2008         2,534,544
  1,652,728  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         3.61         08/07/2008         1,473,572
  3,305,456  WHITE PINE FINANCE LLC+++/-^^(A)(I)                                       5.24         02/22/2008         3,140,183
  2,644,365  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008         2,638,756
    793,309  YORKTOWN CAPITAL LLC                                                      3.50         03/06/2008           792,924

                                                                                                                     209,998,449
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $219,018,861)                                                        217,398,958
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 0.71%

MUTUAL FUNDS: 0.71%
 10,457,655  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                              3.22                           10,457,655
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,457,655)                                                                       10,457,655
                                                                                                                  --------------

174 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $1,711,436,994)*                      114.47%                                                               $1,685,890,828

OTHER ASSETS AND LIABILITIES, NET           (14.47)                                                                 (213,079,938)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $1,472,810,890
                                            ======                                                                ==============

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

(l)   Long-term security of an affiliate of the fund with a cost of $2,943,888.

 ** Securities purchased with cash collateral from securities out-on-loan. The fund has also received non-cash collateral in the amount of $4,135,766. The total collateral received represents 106.26% of the value of the portfolio securities loaned.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the fund with a cost of $10,457,655.

  * Cost for federal income tax purposes is $1,719,226,642 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                       $ 138,506,435
      Gross unrealized depreciation                        (171,842,249)
                                                          -------------
      Net unrealized appreciation (depreciation)          $ (33,335,814)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 175


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.80%
$ 1,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A+++/-                                  4.90%        04/11/2008    $    1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,000,000)                                                                        1,000,000
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.71%
    884,596  PARAGON MORTGAGES PLC+++/-SS.                                             3.11         11/15/2038           884,596

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $884,596)                                                                884,596
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 2.05%

BANKING: 0.64%
    800,000  ALLIED IRISH BANKS PLC+++/-                                               3.10         11/18/2008           800,000
                                                                                                                  --------------
DOMESTIC BANKS: 0.21%
    260,000  MORGAN STANLEY+/-                                                         3.26         09/15/2008           259,240
                                                                                                                  --------------
MUNICIPAL: 1.20%
  1,500,000  FLORIDA HURRICANE CATASTROPHE+/-                                          3.33         12/12/2008         1,500,000
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $2,559,240)                                                                        2,559,240
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 0.96%

TENNESSEE: 0.80%
  1,000,000  JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
             (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-SS.                      4.05         07/01/2033         1,000,000
                                                                                                                  --------------
TEXAS: 0.16%
    200,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     3.13         06/01/2045           199,998
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,199,998)                                                                        1,199,998
                                                                                                                  --------------
COMMERCIAL PAPER: 51.42%
  1,000,000  APRECO LLC^                                                               3.96         03/19/2008           998,240
  1,000,000  ASPEN FUNDING CORPORATION^                                                3.35         03/25/2008           997,953
  1,000,000  ATLANTIC ASSET SECURITIES CORPORATION^                                    3.30         03/05/2008           999,817
  1,250,000  ATLANTIC ASSET SECURITIZATION CORPORATION^                                3.18         04/23/2008         1,244,369
    750,000  BARCLAYS US FUNDING LLC^                                                  3.01         08/28/2008           738,856
    500,000  BEAGLE FUNDING LLC^                                                       3.15         05/16/2008           496,763
    500,000  BEAGLE FUNDING LLC^                                                       4.44         03/31/2008           498,273
    750,000  BEAGLE FUNDING LLC^                                                       4.44         04/09/2008           746,578
  1,000,000  BEAR STEARNS COMPANY INCORPORATED^                                        3.23         03/03/2008         1,000,000
  1,000,000  CAFCO LLC^                                                                3.60         03/20/2008           998,300
  1,000,000  CAFCO LLC^                                                                4.20         03/13/2008           998,833
    500,000  CANCARA ASSET SECURITY LLC^                                               3.95         04/15/2008           497,641
    750,000  CANCARA ASSET SECURITY LLC^                                               4.27         04/14/2008           746,264
  1,000,000  CHARIOT FUNDING LLC^                                                      3.30         03/17/2008           998,717
    500,000  CHARTA LLC^                                                               3.20         04/25/2008           497,644
    500,000  CHARTA LLC^                                                               3.89         04/16/2008           497,623
  1,000,000  CHARTA LLC^                                                               4.20         03/14/2008           998,717
  1,000,000  CIESCO LLC^                                                               4.20         03/13/2008           998,833
    850,000  CITIBANK OMNI MASTER TRUST^                                               3.72         04/24/2008           845,433
  1,000,000  CITIBANK OMNI MASTER TRUST^                                               4.25         04/11/2008           995,396
  1,000,000  CLIPPER RECEIVABLES COMPANY LLC^                                          3.40         03/05/2008           999,811
    500,000  CLIPPER RECEIVABLES COMPANY LLC^                                          3.40         03/06/2008           499,858
  1,000,000  CLIPPER RECIEVEABLES COMPANY LLC^                                         3.40         03/07/2008           999,622
  1,000,000  CRC FUNDING LLC^                                                          3.10         05/06/2008           994,489
    250,000  CRC FUNDING LLC^                                                          4.00         03/12/2008           249,750

176 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$   400,000  DNB NOR BANK ASA^                                                          3.69%       07/07/2008    $      394,834
    500,000  EBBETS FUNDING LLC^                                                        3.47        03/14/2008           499,470
    500,000  EBBETS FUNDING LLC^                                                        3.50        03/07/2008           499,806
    400,000  EBBETS FUNDING LLC^                                                        3.55        03/26/2008           399,093
  1,000,000  ERASMUS CAPITAL CORPORATION^                                               3.41        03/28/2008           997,632
    500,000  ERASMUS CAPITAL CORPORATION^                                               3.95        04/18/2008           497,476
    750,000  FAIRWAY FINANCE CORPORATION^                                               3.19        04/04/2008           747,873
  1,000,000  FAIRWAY FINANCE CORPORATION^                                               3.32        03/03/2008         1,000,000
  1,000,000  FAIRWAY FINANCE CORPORATION^                                               3.40        03/10/2008           999,339
    500,000  FAIRWAY FINANCE CORPORATION^                                               4.19        03/07/2008           499,767
    750,000  FALCON ASSET SECURITY COMPANY LLC^                                         3.10        05/07/2008           745,802
    500,000  FALCON ASSET SECURITY COMPANY LLC^                                         3.33        03/27/2008           498,890
    500,000  FCAR OWNER TRUST I^                                                        4.60        04/02/2008           498,083
  1,250,000  FCAR OWNER TRUST II^                                                       3.25        03/03/2008         1,250,000
  1,000,000  FORTIS FUNDING LLC^                                                        3.01        05/13/2008           994,064
    700,000  GALLEON CAPITAL LLC^                                                       3.41        03/04/2008           699,934
  1,000,000  GALLEON CAPITAL LLC^                                                       3.43        03/05/2008           999,809
    400,000  GALLEON CAPITAL LLC^                                                       3.43        03/06/2008           399,886
    500,000  GEMINI SECURITIZATION CORPORATION LLC^                                     3.25        03/03/2008           500,000
    500,000  GEMINI SECURITIZATION CORPORATION LLC^                                     3.25        03/04/2008           499,955
  1,000,000  GEMINI SECURITIZATION CORPORATION LLC^                                     3.28        03/21/2008           998,360
    250,000  GOVCO LLC^                                                                 2.97        07/24/2008           247,051
    750,000  GRAMPIAN FUNDING LLC^                                                      4.45        04/08/2008           746,663
    250,000  GRAMPIAN FUNDING LLC^                                                      5.12        04/08/2008           248,720
    500,000  IRISH LIFE & PERMANENT^                                                    4.40        04/04/2008           498,044
  1,554,000  JUPITER SECURITIZATION COMPANY LLC^                                        3.30        03/10/2008         1,553,003
    250,000  LIBERTY STREET FUNDING LLC^                                                3.22        03/17/2008           249,687
  1,000,000  LIBERTY STREET FUNDING LLC^                                                3.30        03/03/2008         1,000,000
  1,000,000  LIBERTY STREET FUNDING LLC^                                                3.30        03/19/2008           998,533
  1,000,000  MONT BLANC CAPITAL CORPORATION^                                            3.87        04/18/2008           995,055
  1,250,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION^                                   3.30        03/03/2008         1,250,000
    500,000  OLD LINE FUNDING LLC^                                                      3.12        04/09/2008           498,397
    250,000  OLD LINE FUNDING LLC^                                                      3.12        04/10/2008           249,177
  1,000,000  OLD LINE FUNDING LLC^                                                      3.30        03/03/2008         1,000,000
    400,000  OLD LINE FUNDING LLC^                                                      4.02        03/17/2008           399,375
    400,000  OLD LINE FUNDING LLC^                                                      4.02        03/18/2008           399,330
  1,250,000  PARK AVENUE RECEIVABLES CORPORATION^                                       3.15        04/07/2008         1,246,172
    629,000  PARK AVENUE RECEIVABLES CORPORATION^                                       3.32        03/20/2008           628,014
    500,000  PERRY GLOBAL FUNDING LLC^                                                  4.30        03/07/2008           499,761
  1,000,000  PICAROS FUNDING LLC^                                                       3.20        03/20/2008           998,489
    500,000  PICAROS FUNDING LLC^                                                       4.00        03/14/2008           499,389
    300,000  PRUDENTIAL PLC^                                                            4.09        07/07/2008           295,706
  1,250,000  RANGER FUNDING COMPANY LLC^                                                3.30        03/24/2008         1,247,594
    500,000  REGENCY MARKETS NUMBER 1 LLC^                                              3.15        05/15/2008           496,806
  1,000,000  REGENCY MARKETS NUMBER 1 LLC^                                              3.20        04/17/2008           996,000
    500,000  SCALDIS CAPITAL LLC^                                                       3.15        05/15/2008           496,806
    500,000  SCALDIS CAPITAL LLC^                                                       3.95        04/15/2008           497,641
    250,000  SCALDIS CAPITAL LLC^                                                       4.46        04/08/2008           248,885
    500,000  SHEFFIELD RECEIVABLES CORPORATION^                                         3.14        04/07/2008           498,474
  1,000,000  SHEFFIELD RECEIVABLES CORPORATION^                                         3.95        04/18/2008           994,953
    750,000  SOCIETE GENERALE NORTH AMERICA^                                            3.87        04/17/2008           746,377
    750,000  SOCIETE GENERALE NORTH AMERICA^                                            4.25        04/09/2008           746,724
    500,000  SWEDBANK MORTGAGE AB^                                                      3.88        04/16/2008           497,629
    500,000  SWEDBANK MORTGAGE AB^                                                      4.36        07/08/2008           492,309
    500,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED^                        3.12        05/28/2008           496,273
  1,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED^                        3.25        03/03/2008         1,000,000

Portfolio of Investments--February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 177


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$   500,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED^                        4.15%       04/07/2008    $      497,983
    500,000  THUNDER BAY FUNDING LLC^                                                   3.13        04/03/2008           498,652
  1,250,000  THUNDER BAY FUNDING LLC^                                                   3.17        03/03/2008         1,250,000
    250,000  TULIP FUNDING CORPORATION^                                                 3.21        03/11/2008           249,822
  1,000,000  UBS FINANCE DELAWARE LLC^                                                  4.00        07/10/2008           985,667
    750,000  VERSAILLES CDS LLC^                                                        4.60        03/27/2008           747,700
  1,000,000  VICTORIA FINANCE LLC+/-^^(a)(i)                                            4.82        01/17/2008           891,600

TOTAL COMMERCIAL PAPER (COST $64,344,709)                                                                             64,236,314
                                                                                                                  --------------
EXTENDABLE BONDS: 6.48%
    700,000  BASF FINANCE EUROPE NV+++/-                                                3.88        03/20/2009           700,000
    700,000  BES FINANCE LIMITED+++/-                                                   3.19        03/02/2009           700,000
    750,000  CAISSE NATIONALE CDEE+++/-                                                 3.07        03/10/2009           750,000
    500,000  COMMONWEALTH BANK AUSTRALIA+++/-                                           4.71        02/03/2009           500,000
  1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    3.19        03/09/2009         1,500,000
  1,000,000  INTESA BANK (IRELAND) PLC+++/-                                             3.15        03/25/2009         1,000,000
  1,000,000  IRISH LIFE & PERMANENT+++/-                                                3.15        03/20/2009         1,000,000
    700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.02        03/27/2009           700,000
  1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    3.28        03/24/2009         1,000,000
    250,000  WACHOVIA BANK+/-                                                           4.75        02/04/2009           250,000

TOTAL EXTENDABLE BONDS (COST $8,100,000)                                                                               8,100,000
                                                                                                                  --------------
MEDIUM TERM NOTES: 6.80%
  1,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                       3.12        07/11/2008         1,000,000
  1,000,000  BNP PARIBAS+/-                                                             4.98        09/16/2008         1,000,000
  1,000,000  K2 (USA) LLC+++/-                                                          3.08        08/11/2008           999,907
    500,000  LIBERTY LIGHT US CAPITAL+++/-                                              4.69        04/02/2008           499,988
  1,000,000  MBIA GLOBAL FUNDING LLC+++/-                                               3.27        11/18/2008         1,000,000
  1,000,000  MORGAN STANLEY+/-                                                          3.36        04/25/2008         1,000,077
    500,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                         5.12        09/18/2008           500,000
    600,000  SEDNA FINANCE INCORPORATED+++/-                                            4.82        03/25/2008           599,995
    900,000  SEDNA FINANCE INCORPORATED++                                               5.35        05/29/2008           900,000
  1,000,000  TOTTA IRELAND PLC+++/-                                                     3.22        09/05/2008         1,000,000

TOTAL MEDIUM TERM NOTES (COST $8,499,967)                                                                              8,499,967
                                                                                                                  --------------
SECURED MASTER NOTE AGREEMENT: 4.04%
    932,000  BANK OF AMERICA SECURITIESss.(e)                                           3.19                             932,000
  1,100,000  BANK OF AMERICA SECURITIES+/-ss.(e)                                        3.19                           1,100,000
    200,000  BEAR STEARNS COMPANY INCORPORATEDss.(e)                                    3.33                             200,000
    610,000  BEAR STEARNS COMPANY INCORPORATEDss.(e)                                    3.33                             610,000
  2,200,000  CITIGROUP GLOBAL+/-ss.(e)                                                  3.20                           2,200,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $5,042,000)                                                                  5,042,000
                                                                                                                  --------------
TIME DEPOSITS: 4.00%
  3,000,000  CALYON (PARIS)                                                             3.15        03/03/2008         3,000,000
  1,000,000  DEXIA BANK SA                                                              3.07        03/05/2008         1,000,000
  1,000,000  KBC BANK NV                                                                3.09        03/06/2008         1,000,000

TOTAL TIME DEPOSITS (COST $5,000,000)                                                                                  5,000,000
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT: 10.41%
  1,000,000  BANCO SANTANDER TOTTA LOAN                                                 4.16        07/11/2008         1,000,035
    750,000  BANK OF NOVA SCOTIA (PORTLAND)                                             4.28        04/11/2008           750,000
  1,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                         4.50        11/10/2008         1,000,000
  1,000,000  CALYON (NEW YORK)                                                          4.03        07/14/2008         1,000,000

178 Wells Fargo Advantage Master Portfolios

                                     Portfolio of Investments--February 29, 2008


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT (continued)
$ 1,500,000  CREDIT AGRICOLE SA                                                         4.31%       04/01/2008    $    1,500,000
  1,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                           3.08        05/30/2008         1,000,000
    750,000  NATIXIS+/-                                                                 3.15        03/06/2008           750,000
  1,000,000  NATIXIS (NEW YORK)                                                         4.48        05/08/2008         1,000,000
  1,250,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                         3.06        04/16/2008         1,249,852
    750,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                       3.08        07/03/2008           749,701
  1,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                       3.09        04/03/2008           999,979
  1,000,000  UNICREDITO ITALIANO BANK (NEW YORK)+/-                                     3.13        05/02/2008         1,000,016
  1,000,000  UNICREDITO ITALIANO BANK (NEW YORK)                                        4.40        04/10/2008         1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $12,999,583)                                                                      12,999,583
                                                                                                                  --------------
REPURCHASE AGREEMENTS: 12.13%
  2,156,896  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $2,157,468)                                     3.18        03/03/2008         2,156,896
  1,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $1,000,268)                          3.22        03/03/2008         1,000,000
  3,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,808)                       3.23        03/03/2008         3,000,000
  3,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $3,000,803)                                     3.21        03/03/2008         3,000,000
  4,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $4,001,070)                                     3.21        03/03/2008         4,000,000
  2,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $2,000,538)                          3.23        03/03/2008         2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $15,156,896)                                                                        15,156,896
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $124,786,989)*                                              99.80%                                          $  124,678,594

OTHER ASSETS AND LIABILITIES, NET                                  0.20                                                  245,232
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  124,923,826
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

(e)   The security is a private placement with no stated maturity date.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

  * Cost for federal income tax purposes is $124,786,989 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $        0
      Gross unrealized depreciation                       (108,395)
                                                        ----------
      Net unrealized appreciation (depreciation)        $ (108,395)

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

180 Wells Fargo Advantage Master Portfolios

                         Statements of Assets and Liabilities--February 29, 2008


                                                                              Diversified Fixed   Diversified Stock   Money Market
                                                                               Income Portfolio       Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (Note 2) .............................     $ 734,766,404      $ 1,455,489,305    $ 109,521,698
      Collateral for securities loaned (Note 2) ...........................       184,525,292          217,398,958                0
      Investments in affiliates ...........................................        21,784,044           13,002,565                0
      Repurchase Agreements ...............................................                 0                    0       15,156,896
                                                                              -----------------------------------------------------
   Total investments at market value (see cost below) .....................       941,075,740        1,685,890,828      124,678,594
                                                                              -----------------------------------------------------
   Cash ...................................................................                 0                    0           50,000
   Foreign currency, at value .............................................           171,828            3,510,543                0
   Variation margin receivable on futures contracts .......................                 0              273,223                0
   Receivable for investments sold ........................................           373,507              105,552                0
   Receivables for dividends and interest .................................         8,215,431            2,596,180          223,052
   Unrealized appreciation on forward foreign currency contracts ..........            47,948                    0                0
   Prepaid expenses and other assets ......................................                 0               34,819                0
                                                                              -----------------------------------------------------
Total assets ..............................................................       949,884,454        1,692,411,145      124,951,646
                                                                              -----------------------------------------------------
LIABILITIES
   Foreign taxes payable ..................................................                 0               49,881                0
   Payable for investments purchased ......................................        16,687,294               16,794                0
   Payable to investment advisor and affiliates (Note 3) ..................           210,853              506,006           10,492
   Payable upon receipt of securities loaned (Note 2) .....................       185,428,661          219,018,861                0
   Accrued expenses and other liabilities .................................            17,631                8,713           17,328
                                                                              -----------------------------------------------------
Total liabilities .........................................................       202,344,439          219,600,255           27,820
                                                                              -----------------------------------------------------
TOTAL NET ASSETS ..........................................................     $ 747,540,015      $ 1,472,810,890    $ 124,923,826
                                                                              =====================================================

Investments at cost .......................................................     $ 903,097,461      $ 1,711,436,994    $ 124,786,989
                                                                              -----------------------------------------------------
Foreign currencies at cost ................................................     $     164,378      $     3,378,454    $           0
                                                                              -----------------------------------------------------
Securities on loan, at market value (Note 2) ..............................     $ 184,014,165      $   208,492,624    $           0
                                                                              -----------------------------------------------------

--------------------------------------------------------------------------------

1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended February 29, 2008

                                     Wells Fargo Advantage Master Portfolios 181


                                                                              Diversified Fixed   Diversified Stock   Money Market
                                                                               Income Portfolio       Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ............................................................     $           0      $    23,837,352    $           0
   Interest ...............................................................        30,114,048               26,967        6,625,590
   Income from affiliated securities ......................................         1,418,354              686,373                0
   Securities lending income, net                                                     557,605              683,226                0
                                                                              ------------------------------------------------------
Total investment income ...................................................        32,090,007           25,233,918        6,625,590
                                                                              ------------------------------------------------------
EXPENSES
   Advisory fees ..........................................................         1,976,566            4,187,705          129,246
   Custody fees ...........................................................           263,542              848,415           25,849
   Accounting fees ........................................................            29,836               28,207           18,888
   Professional fees ......................................................            41,874               45,308           29,703
   Shareholder reports ....................................................             1,615                2,402            1,584
   Trustees' fees .........................................................             8,646                8,646            8,646
   Other fees and expenses ................................................             6,986               46,004            3,357
                                                                              ------------------------------------------------------
Total expenses ............................................................         2,329,065            5,166,687          217,273
                                                                              ------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...........................            (5,015)              (8,605)          (8,726)
   Net expenses ...........................................................         2,324,050            5,158,082          208,547
                                                                              ------------------------------------------------------
Net investment income (loss) ..............................................        29,765,957           20,075,836        6,417,043
                                                                              ------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........         8,403,026           60,221,969            7,006
   Futures transactions ...................................................                 0              (58,991)               0
   Affiliated Securities ..................................................                 0               (2,129)               0
                                                                              ------------------------------------------------------
Net realized gain and loss from investments ...............................         8,403,026           60,160,849            7,006
                                                                              ------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........        26,944,770         (142,147,257)        (108,395)
   Forward foreign currency contracts .....................................           193,952                  305                0
   Futures transactions ...................................................                 0             (338,680)               0
                                                                              ------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .......        27,138,722         (142,485,632)        (108,395)
                                                                              ------------------------------------------------------
Net realized and unrealized gain (loss) on investments ....................        35,541,748          (82,324,783)        (101,389)
                                                                              ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........     $  65,307,705      $   (62,248,947)   $   6,315,654
                                                                              ======================================================

1 Net of foreign withholding taxes of .....................................     $           0      $       916,891    $           0

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

182 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                          DIVERSIFIED FIXED INCOME PORTFOLIO 1
                                                                                         -------------------------------------
                                                                                              For the             For the
                                                                                             Year Ended         Period Ended
                                                                                         February 29, 2008   February 28, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................    $   511,061,689     $            0

OPERATIONS
   Net investment income (loss) ......................................................         29,765,957         12,696,955
   Net realized gain (loss) on investments ...........................................          8,403,026         (9,320,024)
   Net change in unrealized appreciation (depreciation) of investments ...............         27,138,722         11,142,371
                                                                                         -------------------------------------
Net increase (decrease) in net assets resulting from operations ......................         65,307,705         14,519,302
                                                                                         -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................................................        497,469,524        604,657,020
   Withdrawals .......................................................................       (326,298,903)      (108,114,633)
Net increase (decrease) from transactions in investors' beneficial interests .........        171,170,621        496,542,387
                                                                                         -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        236,478,326        511,061,689
                                                                                         =====================================
ENDING NET ASSETS ....................................................................    $   747,540,015     $  511,061,689
                                                                                         =====================================

--------------------------------------------------------------------------------

1     This Portfolio commenced operations on June 26, 2006.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 183


                                                                                             DIVERSIFIED STOCK PORTFOLIO 1
                                                                                         -------------------------------------
                                                                                              For the             For the
                                                                                            Year Ended         Period Ended
                                                                                         February 29, 2008   February 28, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................    $   876,896,308     $            0

OPERATIONS
   Net investment income (loss) ......................................................         20,075,836          6,248,832
   Net realized gain (loss) on investments ...........................................         60,160,849        119,211,688
   Net change in unrealized appreciation (depreciation) of investments ...............       (142,485,632)       116,679,580
                                                                                         -------------------------------------
Net increase (decrease) in net assets resulting from operations ......................        (62,248,947)       242,140,100
                                                                                         -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................................................        859,258,927        852,508,950
   Withdrawals .......................................................................       (201,095,398)      (217,752,742)
Net increase (decrease) from transactions in investors' beneficial interests .........        658,163,529        634,756,208
                                                                                         -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        595,914,582        876,896,308
                                                                                         =====================================
ENDING NET ASSETS ....................................................................    $ 1,472,810,890     $  876,896,308
                                                                                         =====================================

                                                                                               MONEY MARKET PORTFOLIO 1
                                                                                         -------------------------------------
                                                                                              For the             For the
                                                                                             Year Ended         Period Ended
                                                                                         February 29, 2008   February 28, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................    $   152,041,503     $            0

OPERATIONS
   Net investment income (loss) ......................................................          6,417,043          4,540,257
   Net realized gain (loss) on investments ...........................................              7,006                172
   Net change in unrealized appreciation (depreciation) of investments ...............           (108,395)                 0
                                                                                         -------------------------------------
Net increase (decrease) in net assets resulting from operations ......................          6,315,654          4,540,429
                                                                                         -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................................................         88,952,041        190,814,460
   Withdrawals .......................................................................       (122,385,372)       (43,313,386)
Net increase (decrease) from transactions in investors' beneficial interests .........        (33,433,331)       147,501,074
                                                                                         -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        (27,117,677)       152,041,503
                                                                                         =====================================
ENDING NET ASSETS ....................................................................    $   124,923,826      $ 152,041,503
                                                                                         =====================================

184 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                        Ratio to Average Net Assets (Annualized) 1
                                                     -----------------------------------------------              Portfolio
                                                     Net Investment    Gross     Expenses     Net       Total     Turnover
                                                     Income (Loss)    Expenses    Waived    Expenses   Return 2    Rate 4
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to February 29, 2008 ...............       4.54%         0.35%      0.00% 5    0.35%       9.56%       84%
June 26, 2006 3 to February 28, 2007 .............       4.52%         0.37%     (0.01)%     0.36%       6.70%      165%

DIVERSIFIED STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to February 29, 2008 ...............       1.66%         0.43%      0.00% 5    0.43%      (2.23)%      29%
June 26, 2006 3 to February 28, 2007 .............       1.25%         0.44%     (0.01)%     0.43%      16.12%       87%

MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to February 29, 2008 ...............       4.99%         0.17%     (0.01)%     0.16%       4.81%       NA
June 26, 2006 3 to February 28, 2007 .............       5.21%         0.18%     (0.01)%     0.17%       4.00%       NA

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4 Portfolio turnover rates presented for periods of less than one year are not annualized.

5     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 185


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

186 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 187


As of February 29, 2008, outstanding forward contracts were as folows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Net Unrealized
                                        Currency Amount      Type of                        Currency Amount   Appreciation
PORTFOLIO                                to be Received     Currency      Settlement Date   to be Delivered   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO            250,000     British Pound        6/6/08          $  493,250        $ 3,511
                                              300,000         Euro             6/6/08             447,315          8,128
                                          150,000,000     Japanese Yen         6/6/08           1,407,526         36,309
-----------------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At February 29, 2008, the following Fund held futures contracts:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Notional      Net Unrealized
                                                                                                Contract      Appreciation
PORTFOLIO                                  Contracts          Type        Expiration Date        Amount       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                 9 Long          Midcap 400      March-2008        $   775,245      $  (64,785)
                                           10 Long         Russell Mini     March-2008            755,884         (69,084)
                                           32 Long        S&P 500 Index     March-2008          2,365,307        (235,227)
-----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies

188 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements

of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at February 29, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Portfolios may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 29, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

--------------------------------------------------------------------------------
FUND                                    Defaulted SIVs ($MV)    % of Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO          $  7,965,245           1.07
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                   18,764,967           1.27
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                           891,600           0.71
--------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------------------------
                                                           Advisory                                         Subadvisory
                                                           Fees (% of                                       Fees (% of
                                       Average Daily     Average Daily                    Average Daily    Average Daily
PORTFOLIO                                Net Assets       Net Assets)     Subadviser       Net Assets       Net Assets)
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO    First $1 billion       0.300        SSgA Funds    First $1 billion       0.100
                                       Next $4 billion       0.275        Management     Over $1 billion       0.080
                                       Over $5 billion       0.250       Incorporated
------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 189

-------------------------------------------------------------------------------------------------------------------------
                                                            Advisory                                        Subadvisory
                                                           Fees (% of                                       Fees (% of
                                        Average Daily    Average Daily                    Average Daily    Average Daily
PORTFOLIO                                Net Assets       Net Assets)     Subadviser        Net Assets      Net Assets)
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO           First $1 billion       0.350        SSgA Funds     First $1 billion      0.100
                                       Next $4 billion       0.325        Management      Over $1 billion      0.080
                                       Over $5 billion       0.300       Incorporated
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                All asset levels       0.100       Wells Capital   First $1 billion      0.050
                                                                           Management     Next $2 billion      0.030
                                                                          Incorporated    Next $3 billion      0.020
                                                                                          Over $6 billion      0.010
-------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

--------------------------------------------------------------------------------
                                                                  % of Average
PORTFOLIO                                                       Daily Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                    0.04
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                           0.07
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                                0.02
--------------------------------------------------------------------------------

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended February 29, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended February 29, 2008, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO             $   743,296,385     $ 529,588,758
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                      1,008,995,725       340,397,779
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008,

190 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of February 29, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Report of Independent Registered Public Accounting Firm

                                     Wells Fargo Advantage Master Portfolios 191


THE BOARD OF TRUSTEES AND INTEREST HOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Money Market Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 29, 2008, and the related statements of operations for the year then ended and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of February 29, 2008, the results of their operations for the year then ended and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                     /s/ KPMG LLP

Philadelphia, Pennsylvania
April 25, 2008

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 29, 2008, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2007 and February 29, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended February 28, 2007 and February 29, 2008, the Audit Fees were $ 471,450 and $514,160, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2007 and February 29, 2008 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2007 and February 29, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended February 28, 2007 and February 29, 2008, the Tax Fees were $30,470 and $31,680, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended February 28, 2007 and February 29, 2008, the Tax Fees were $62,865 and $72,010, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2007 and February 29, 2008.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2007 and February 29, 2008, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended February 28, 2007 and February 29, 2008, the Registrant incurred non-audit fees in the amount of $170,000 and $210,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian ($145,000) and SAS70 control reviews of Securities Lending department ($46,000)

         For the fiscal years ended February 28, 2007 and February 29, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $44,000 and $46,000, respectively. The non-audit fees for the year-ended February 28, 2007 and February 29, 2008 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                              Wells Fargo Master Trust

                                              By: /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                                  Date: April 17, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                              By:
                                                  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                                  Date: April 17, 2008


                                              By: /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer

                                                  Date: April 17, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: April 17, 2008

/s/ Karla M. Rabusch


------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: April 17, 2008


/s/ Stephen W. Leonhardt


------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended February 29, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                              /s/ Karla M. Rabusch




                                              Karla M. Rabusch
                                              President
                                              Wells Fargo Master Trust

                                              Date: April 17, 2008


This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended February 29, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.




                                              /s/ Stephen W. Leonhardt



                                              Stephen W. Leonhardt
                                              Treasurer
                                              Wells Fargo Master Trust

                                              Date: April 17, 2008

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.